                                        Registration Nos. 333-141019/811-22024
                                                            Preferred Plus
                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-4

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   Post-Effective Amendment No. 4

                             and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 12

              COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
           COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                   (Exact Name of Registrant)


            COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                       (Name of Depositor)
                   132 Turnpike Road, Suite 210
                Southborough, Massachusetts  01772
                     Telephone:  (508) 460-2400
         (Address of Depositor's Principal Executive Office)

Scott D. Silverman, Vice President, General Counsel and Corporate Secretary
             Commonwealth Annuity and Life Insurance Company
                      132 Turnpike Road, Suite 210
                   Southborough, Massachusetts  01772
                        Telephone:  (508) 460-2400
            (Name and Address of Agent for Service of Process)

         It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b) of Rule 485

    X    on April 30, 2010 pursuant to paragraph (b) of Rule 485
 -------
         60 days after filing pursuant to paragraph (a) (1) of Rule 485
 -------
         on (date) pursuant to paragraph (a) (1) of Rule 485
 -------
         this post-effective amendment designates a new effective date ------- for a previously filed post-effective amendment

                        VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2009 and will be filed on or before March 30, 2010.

                                 PROSPECTUS FOR
                  FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                            ------------------------

                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                            ------------------------


                     CWA VA PREFERRED PLUS VARIABLE ANNUITY
                                   ISSUED BY
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                HOME OFFICE:                          SERVICE CENTER MAILING ADDRESS:
          132 Turnpike Road, Suite                         210 P.O. Box 758550
           Southborough, MA 01772                        Topeka, Kansas 66675-8550
               1-866-297-7531                                 1-800-457-8803

This Prospectus describes flexible premium fixed and variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" "Company" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may be purchased only if the older Owner and Annuitant have not attained age 80.

This is a bonus annuity. The overall expenses for the Contract may be higher than the expenses for a similar contract that does not credit a Purchase Payment Bonus ("PPB"). The PPB is paid for with higher withdrawal charges and higher mortality and expense risk charges. Over time, the value of the PPB could be more than offset by these charges. We offer other variable annuities with lower fees. You should carefully consider whether or not this Contract is the best product for you.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS AT THE END OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        PROSPECTUS DATED APRIL 30, 2010.

You may allocate Purchase Payments and/or transfer Contract Value to the Fixed Account or to one or more of the variable Investment Options, each of which is a Subaccount of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):



GOLDMAN SACHS VARIABLE INSURANCE TRUST(SERVICE SHARES)


- Goldman Sachs VIT Core Fixed Income Fund

- Goldman Sachs VIT Equity Index Fund


- Goldman Sachs VIT Government Income Fund


- Goldman Sachs VIT Growth Opportunities Fund


- Goldman Sachs VIT Large Cap Value Fund



- Goldman Sachs VIT Mid Cap Value Fund


- Goldman Sachs VIT Money Market Fund


- Goldman Sachs VIT Strategic Growth Fund


- Goldman Sachs VIT Strategic International Equity Fund

- Goldman Sachs VIT Structured Small Cap Equity Fund


- Goldman Sachs VIT Structured U.S. Equity Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTSSERIES FUND, INC. (CLASS B)

- AllianceBernstein VPS Intermediate Bond Portfolio

- AllianceBernstein VPS International Value Portfolio

- AllianceBernstein VPS Small Cap Growth Portfolio

- AllianceBernstein VPS Small/Mid Cap Value Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)



- Fidelity VIP Contrafund-Registered Trademark- Portfolio



- Fidelity VIP Disciplined Small Cap Portfolio



- Fidelity VIP Equity-Income Portfolio



- Fidelity VIP Freedom Income Portfolio



- Fidelity VIP Freedom 2005 Portfolio



- Fidelity VIP Freedom 2010 Portfolio



- Fidelity VIP Freedom 2015 Portfolio



- Fidelity VIP Freedom 2020 Portfolio



- Fidelity VIP Freedom 2025 Portfolio



- Fidelity VIP Freedom 2030 Portfolio



- Fidelity VIP Freedom 2035 Portfolio



- Fidelity VIP Freedom 2040 Portfolio

- Fidelity VIP Freedom 2045 Portfolio



- Fidelity VIP Freedom 2050 Portfolio



- Fidelity VIP Growth Opportunities Portfolio



- Fidelity VIP Index 500 Portfolio



- Fidelity VIP Mid Cap Portfolio



- Fidelity VIP Overseas Portfolio



- Fidelity VIP Strategic Income Portfolio


FRANKLIN TEMPLETON INSURANCE PRODUCTS TRUST(CLASS 2)

- FT VIP Franklin Income Securities Fund

- FT VIP Franklin Small Cap Value Securities Fund

- FT VIP Mutual Global Discovery Securities Fund


- FT VIP Mutual Shares Securities Fund


- FT VIP Templeton Growth Securities Fund


INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)



- Invesco V.I. Core Equity Fund



- Invesco V.I. Global Health Care Fund



- Invesco V.I. Leisure Fund


JANUS ASPEN SERIES (SERVICE SHARES)

- Janus Aspen Enterprise Portfolio

- Janus Aspen Forty Portfolio

- Janus Aspen Perkins Mid Cap Value Portfolio


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SMA) (SERVICE CLASS)



- MFS-Registered Trademark- New Discovery Series



- MFS-Registered Trademark- Utilites Series


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

- Oppenheimer Balanced Fund/VA

- Oppenheimer Global Securities Fund/VA


- Oppenheimer Global Strategic Income Fund/VA



- Oppenheimer High Income Fund/VA



- Oppenheimer Main Street Small Cap Fund-Registered Trademark-/VA


PIONEER VARIABLE CONTRACTS TRUST (CLASS I)


- Pioneer Growth Opportunities VCT Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


- Pioneer Cullen Value VCT Portfolio

- Pioneer Emerging Markets VCT Portfolio


- Pioneer Mid Cap Value VCT Portfolio


In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Equity Growth Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    - Goldman Sachs International Real Estate Security Fund (Class A)

    - Goldman Sachs Real Estate Securities Fund (Class A)

    - Goldman Sachs Tollkeeper Fund (Class A)

Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

NOTE: If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may allocate Purchase Payments and transfer Contract Value. You may only allocate your Purchase Payments and transfer your Contract Value among the following Investment
Options:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    - Goldman Sachs VIT Money Market Fund (Service Shares


If you elected the GLWB Rider, you may not allocate any portion of your Purchase Payments or Contract Value to any Investment Option not listed above. You may not allocate Purchase Payments or transfer Contract Value to the Fixed Account. We reserve the right to impose additional restrictions on Investment Options at any time. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

                               TABLE OF CONTENTS


                                                                               PAGE
                                                                            ----------
DEFINITIONS...............................................................           7
SUMMARY OF EXPENSES.......................................................          10
DISTRIBUTION COSTS........................................................          13
SUMMARY...................................................................          14
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS..................          17
    Commonwealth Annuity and Life Insurance Company.......................          17
    The Separate Account..................................................          17
    The Funds.............................................................          17
FIXED ACCOUNT.............................................................          26
THE CONTRACTS.............................................................          28
    A.   GENERAL INFORMATION..............................................          28
         1.   Purchase Payments...........................................          28
         2.   Free Look Period............................................          28
         3.   Owners, Annuitants, and Beneficiaries.......................          29
         4.   Assignment..................................................          30
    B.   PURCHASE PAYMENT BONUS...........................................          31
    C.   LIMITATIONS ON YOUR PURCHASE PAYMENT BONUS.......................          31
    D.   THE ACCUMULATION PERIOD..........................................          31
         1.   Application of Purchase Payments............................          31
         2.   Accumulation Unit Value.....................................          32
         3.   Contract Value..............................................          33
         4.   Transfers During The Accumulation Period....................          33
         5.   Disruptive Trading..........................................          35
         6.   Withdrawals and Surrenders During The Accumulation Period...          37
         7.   Death Benefits..............................................          38
         8.   Loans.......................................................          43
         9.   Telephone and Facsimile Transactions........................          44
CONTRACT CHARGES AND EXPENSES.............................................          45
    A.   ASSET-BASED CHARGES..............................................          45
    B.   CONTRACT FEE.....................................................          46
    C.   WITHDRAWAL CHARGE................................................          46
    D.   COMMUTATION CHARGE...............................................          51
    E.   INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES....................          52
    F.   STATE PREMIUM TAXES..............................................          52
    G.   REDUCTION OR ELIMINATION OF CERTAIN CHARGES......................          52
THE ANNUITY PERIOD........................................................          54
PAYMENTS TO CONTRACT OWNERS...............................................          60
FEDERAL TAX MATTERS.......................................................          61
    A.   INTRODUCTION.....................................................          61
    B.   OUR TAX STATUS...................................................          61
    C.   TAXATION OF ANNUITIES IN GENERAL.................................          61
    D.   QUALIFIED PLANS..................................................          65
    E.   FEDERAL INCOME TAX WITHHOLDING...................................          69
    F.   OTHER TAX ISSUES.................................................          69
    G.   SPECIAL TAX CONSIDERATIONS FOR OPTIONAL BENEFITS.................          70
DISTRIBUTION OF CONTRACTS.................................................          71
VOTING RIGHTS.............................................................          72
REPORTS TO CONTRACT OWNERS AND INQUIRIES..................................          72

                                                                               PAGE
                                                                            ----------
DOLLAR COST AVERAGING.....................................................          72
AUTOMATIC ASSET REBALANCING...............................................          73
SYSTEMATIC WITHDRAWAL PLAN................................................          74
SPECIAL CONSIDERATIONS....................................................          74
LEGAL PROCEEDINGS.........................................................          74
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION....................          75
FINANCIAL STATEMENTS......................................................          75
APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED
  AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT...............................................................         A-1
    A.   REVOCATION.......................................................         A-1
    B.   STATUTORY REQUIREMENTS...........................................         A-1
    C.   ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs..........         A-2
    D.   CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs..........         A-3
    E.   SEP IRAs.........................................................         A-4
    F.   SIMPLE IRAs......................................................         A-4
    G.   TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE
         IRAs.............................................................         A-4
    H.   REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs..................         A-5
    I.   ROTH IRAs........................................................         A-5
    J.   ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs......................         A-6
    K.   ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs................         A-6
    L.   INCOME TAX CONSEQUENCES OF ROTH IRAs.............................         A-7
    M.   TAX ON EXCESS CONTRIBUTIONS......................................         A-8
    N.   TAX ON PREMATURE DISTRIBUTIONS...................................         A-8
    O.   EXCISE TAX REPORTING.............................................         A-9
    P.   BORROWING........................................................         A-9
    Q.   REPORTING........................................................         A-9
    R.   ESTATE TAX.......................................................         A-9
    S.   FINANCIAL DISCLOSURE.............................................         A-9
APPENDIX B--CONDENSED FINANCIAL INFORMATION...............................         B-1
APPENDIX C--GUARANTEED LIFETIME WITH DRAWAL BENEFIT ("GLWB") RIDER........         C-1

                                  DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period. Each Subaccount will have an Accumulation Unit for each combination of charges.

ANNUITANT--The person(s) during whose lifetime the annuity is to be paid. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE--The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be after the Valuation Date on or next following the later of the original older Owner's or Annuitant's
90th birthday.

ANNUITY OPTION--One of several forms in which annuity payments can be made.

ANNUITY PERIOD--The period starting on the Annuity Date during which we make annuity payments to you.

ANNUITY UNIT--A unit of measurement used to determine the amount of Variable Annuity payments after the first payment.

BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE--The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY")--Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY--The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT--A Flexible Premium Fixed and Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY--The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE--The sum of your Fixed Account Contract Value and Separate Account Contract Value.

CONTRACT YEAR--A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

CONTRIBUTION YEAR--Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. We only refer to Contribution Years for purposes of calculating the withdrawal charge. For example, if you make an initial Purchase Payment of $15,000 and then during the fourth Contract Year you make an additional Purchase Payment of $10,000, the fifth Contract Year will be the fifth Contribution Year with respect to the initial Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) and the second Contribution Year with respect to the $10,000 Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB).

DATE OF ISSUE--The date on which the first Contract Year commences.

DEBT--The principal of any outstanding loan from the Fixed Account Contract Value, plus any accrued interest.

FIXED ACCOUNT--A portion of a Contract that is supported by the assets of our General Account. We guarantee a minimum rate of interest on Purchase Payments (and corresponding PPBs) allocated and Contract Value transferred to the Fixed Account.

FIXED ACCOUNT CONTRACT VALUE--The value of your interest in the Fixed Account.

FIXED ANNUITY--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

FREE WITHDRAWAL AMOUNT--The guaranteed amount you may withdraw each Contract Year without incurring a withdrawal charge.

FUND OR FUNDS--An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account.

INVESTMENT OPTION--The Subaccounts and the Fixed Account available under the Contract for allocation of Purchase Payments and/or transfers of Contract Value.

MONTHIVERSARY--The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT--A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS")--The person designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor. Joint Owners are not permitted if the Contract is owned by a non-natural person.

PRIMARY BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides. Purchase Payments do not include corresponding Purchase Payment Bonuses.

PURCHASE PAYMENT BONUS ("PPB")--An additional amount we credit to your Contract Value with each Purchase Payment you make. Purchase Payment Bonuses are not part of your Purchase Payments.

QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT--Commonwealth Annuity Separate Account A.

SEPARATE ACCOUNT CONTRACT VALUE--The sum of your interests in the Subaccount(s).

SERVICE CENTER--P.O. Box 758550, Topeka, Kansas 66675-8550, 1-800-457-8803.

SUBACCOUNTS--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE--Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.

VARIABLE ANNUITY--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

WITHDRAWAL VALUE--The amount you will receive upon full surrender or the amount applied upon annuitization of the Contract. It is equal to the Contract Value minus Debt, any applicable withdrawal charge, premium taxes, and minus any applicable contract fee and pro rata portion of the GLWB Rider charge (if you purchased the GLWB rider prior to its discontinuance on June 1, 2009). Federal and state income taxes and penalty taxes also may reduce the amount you receive if you surrender the Contract.

                              SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG INVESTMENT OPTIONS.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchase Payments.....................      None
Maximum Withdrawal Charge(2)
  (as a percentage of Purchase Payments (and PPBs
  and earnings attributable to Purchase Payments
  and PPBs) withdrawn, surrendered, or annuitized):.........       8%
Qualified Plan Loan Interest Rate Charged:(3)...............     5.50%
State Premium Taxes(4)......................................  0% to 3.50%

       -------------------------------

       (1) During the Annuity Period, we deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining annuity payments in the certain period under Annuity Options 1, 3, or 5 upon the death of an Annuitant; or 2) any remaining annuity payments under Annuity Option 1. Please see "COMMUTATION CHARGE."

       (2) In certain circumstances we may reduce or waive the withdrawal charge. In addition, a Contract Owner may withdraw the Free Withdrawal Amount each Contract Year without incurring a withdrawal charge. If you withdraw more than the Free Withdrawal Amount, we may impose a withdrawal charge on the excess. We impose a withdrawal charge on the withdrawal of each Purchase Payment (and PPB and earnings attributable to that Purchase Payment and PPB) made within the previous 8 Contribution Years, as follows:

CONTRIBUTION YEAR                                     WITHDRAWAL CHARGE
-----------------                                     -----------------
First...............................................          8%
Second..............................................          8%
Third...............................................          7%
Fourth..............................................          6%
Fifth...............................................          5%
Sixth...............................................          4%
Seventh.............................................          3%
Eighth..............................................          2%
Ninth+..............................................          0%


           Total withdrawal charges assessed under a Contract will never exceed 9% of the total Purchase Payments (not including PPBs) made under the Contract. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received. For more information on the withdrawal charge, including an example of how we calculate the withdrawal charge, see "WITHDRAWAL CHARGE."


       (3) Loans are only available under certain qualified plans. The loan interest rate charged varies if the plan is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). For such plans, the loan interest rate charged is based on the Moody's Corporate Bond Yield Average--Monthly Average Corporates, rounded to the nearest 0.25%. While a loan is outstanding, we will credit the value securing the loan with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. However, this rate will never be lower than the minimum guaranteed Fixed Account interest rate (See "LOANS").

       (4) For a discussion of state premium taxes, please see "STATE PREMIUM TAXES".

       THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                                   PERIODIC EXPENSES

Annual Contract Fee (deducted from Contract Value)(5).......   $30.00
Separate Account Annual Expenses (as a percentage of
  Separate Account Contract Value)
    Mortality and Expense Risk Charge.......................     1.35%
    Administration Charge...................................     0.15%
                                                               ------
  Total Separate Account Annual Expenses without the Step-Up
    Death Benefit Rider.....................................     1.50%
                                                               ======
    Optional Step-Up Death Benefit Rider Charge(6)..........     0.20%
                                                               ------
  Total Separate Account Annual Expenses including Step-Up
    Death Benefit Rider.....................................     1.70%
                                                               ======
Additional Rider Charges:
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider (as a
  percentage of the Lifetime Income Base):
  GLWB Plus For One(7)
    Maximum Charge:.........................................     1.00%
    Current Charge:.........................................     0.50%
  GLWB Plus For Two(8)
    Maximum Charge:.........................................     1.50%
    Current Charge:.........................................     0.75%

       (5) We will waive this fee for Contracts with Contract Value of $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess the contract fee at the end of each calendar quarter and upon surrender or annuitization.

       (6) The Optional Step-Up Death Benefit Rider Charge does not apply to amounts allocated to the Fixed Account.

       (7) We reserve the right to increase the charge to a maximum of 1.00% on an annual basis if we Step-Up the Lifetime Income Base to equal the Contract Value. We discontinued offering the GLWB Rider on June 1, 2009. See GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER in the Statement of Additional Information.


       (8) We reserve the right to increase the charge to a maximum of 1.50% on an annual basis if we Step-Up the Lifetime Income Base to equal the Contract Value. We discontinued offering the GLWB Rider on June 1, 2009. See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.


THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2009 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING

TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              LOWEST - HIGHEST
                                                              ----------------
Total Annual Fund Operating Expenses(5) (expenses that are
  deducted from Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other
  expenses, prior to any fee waivers or expense
  reimbursements)...........................................  0.35% - 2.00%



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2009, the lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.35% (the expense limit may not be increased without approval of the fund's shareholders and Board of Trustees) and 1.27% (the waiver/reimbursement is in place until at least April 30, 2011). Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

WITH GLWB RIDER

EXAMPLE I. This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that you elected the Step-Up Death Benefit Rider and the GLWB Plus For Two Rider prior to its discontinuance on June 1, 2009 (at the maximum charges). If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee (at the maximum charge) waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
        $559             $1,690     $2,837     $5,758


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 2,3, 4, OR 5, OR UNDER ANNUITY OPTION 1 FOR A PERIOD OF 10 YEARS OF MORE:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
        $559             $1,690     $2,837     $5,758

IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 1 FOR A PERIOD OF LESS THAN 10 YEARS:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
        $559             $1,690     $2,837     $5,758


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
        $559             $1,690     $2,837     $5,758


WITHOUT GLWB RIDER

EXAMPLE II. This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Step-Up Death Benefit Rider If this feature is not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee (at the maximum charge) waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
       $1,062            $1,945     $2,853     $5,481


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 2,3, 4, OR 5, OR UNDER ANNUITY OPTION 1 FOR A PERIOD OF 10 YEARS OF MORE:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
        $524             $1,590     $2,678     $5,481


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 1 FOR A PERIOD OF LESS THAN 10 YEARS:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
        $524             $1,945     $2,853     $5,481


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
       $1,062            $1,945     $2,853     $5,481


                                     * * *

The fee table and Examples should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Examples assume no transfers were made and do not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount

                               DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."

                                    SUMMARY


The summary does not contain all information that may be important. Please read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.



                                     * * *



NOTE: Effective June 1, 2009, we stopped offering the optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider with Contracts issued on or after that date. This does not affect GLWB Riders issued prior to June 1, 2009. For more information about the GLWB Rider, see APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.


This is a bonus annuity. This means we will increase your Contract Value by 4% of each Purchase Payment you make. We use a portion of the mortality and expense risk charge and the withdrawal charge to pay for the PPB. These and other expenses for the Contract may be higher than the expenses for a similar contract that does not credit a PPB. Over time, the value of the PPB could be more than offset by these charges. We offer variable annuity contracts that do not provide a PPB and, therefore, have lower fees. You should carefully consider whether this Contract is the best product for you. Generally, the Contract is most suited to those who intend to hold it for a relatively long time. Carefully consider your need to make withdrawals or surrender this Contract in the short-term as your expenses can outweigh the benefits of the PPB.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.

We provide for variable accumulations and benefits for amounts allocated to one or more Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Purchase Payments (and corresponding PPBs) and Contract Value allocated to the Separate Account will vary with the investment performance of the Funds you select.

We also provide for fixed accumulations and benefits for amounts allocated to the Fixed Account. We credit Purchase Payments (and corresponding PPBs) and Contract Value allocated to the Fixed Account with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See "FIXED ACCOUNT")

The investment risk under the Contract is borne by you, except to the extent that Purchase Payments (and corresponding PPBs) and Contract Value are allocated to the Fixed Account and are therefore guaranteed to earn at least the minimum guaranteed rate.

Transfers among Subaccounts are permitted before and after the Annuity Date, if allowed by your qualified plan and subject to limitations. Restrictions apply to transfers into and out of the Fixed Account. (See "TRANSFERS DURING THE ACCUMULATION PERIOD" and "TRANSFERS DURING THE ANNUITY PERIOD")

You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD") You may withdraw up to the Free Withdrawal Amount in any Contract Year without assessment of a withdrawal charge. If you withdraw an amount in excess of the Free Withdrawal Amount, the excess may be subject to a withdrawal charge. We also may assess a withdrawal charge upon surrender of the Contract, although we will first apply the Free Withdrawal Amount. The withdrawal charge is assessed as a percentage of each Purchase Payment, as well as the PPB and earnings attributable to that Purchase Payment and PPB, withdrawn or surrendered during the first 8 Contribution Years following our receipt of the Purchase Payment. The withdrawal charge starts at 8% in the first and second Contribution Years and reduces each subsequent Contribution Year. We do not assess a withdrawal charge on any Purchase Payment (or PPB or earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered more than eight Contribution Years following our receipt of that Purchase Payment. We also may apply a withdrawal charge upon annuitization to amounts attributable to Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in their eight Contribution Year or earlier. (See "WITHDRAWAL CHARGE")


Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Certain withdrawals also may reduce the value of the guarantees provided by the GLWB Rider. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS")


We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN")

If you die before the Annuity Date, we will pay the Beneficiary a death benefit. We also offer for an additional charge the Step-Up Death Benefit Rider, which provides an optional enhanced death benefit if certain conditions are met. See ("DEATH BENEFITS")


In addition to the withdrawal charge, we assess a mortality and expense risk charge, an administration charge, a contract fee, and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") We also charge for the Step-Up Death Benefit Rider (see "DEATH BENEFITS") and the GLWB Rider (see APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER, if applicable. The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses) We may assess a commutation charge during the Annuity Period when calculating lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period and, for Annuity Option 1, upon election to cancel remaining payments. (See "ANNUITY PERIOD--ANNUITY OPTIONS")


Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Fixed Account's minimum interest rate guarantee, the standard death benefit, the Step-Up Death Benefit Rider, or the Annuity Options.

You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract at our Service Center minus the PPB adjusted for any negative or positive investment performance. We will also return the mortality and expense risk charge, the administration charge, and any other charges proportionately attributable to the PPB. In the states that require the return of the Purchase Payments, we will return the greater of Purchase Payment (not including the PPB); and Contract Value as of the Valuation Date on which we receive your Contract at our Service Center minus the PPB adjusted for any negative or positive investment performance. Thus, if you return the Contract during the "free look" period, you will not receive the PPB. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD")

Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. Remember that if you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, AND there will be a new withdrawal charge period for the Contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

                                     * * *

            COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


Commonwealth Annuity and Life Insurance Company ("we," "Commonwealth Annuity" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity (then known as Allmerica Financial Life Insurance and Annuity Company or "Allmerica Financial") was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. On September 1, 2006, Allmerica Financial officially changed its name to Commonwealth Annuity and Life Insurance Company.



Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its principal office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 1-866-297-7531.


At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.

THE FUNDS

SELECTION OF FUNDS. We select the Funds offered through the Contract, and we may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's

(and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as Investment Options in the Contract.


THE FUNDS. The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract, INSURANCE FUNDS and PUBLICLY-AVAILABLE FUNDS.



    - INSURANCE FUNDS: Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:



INSURANCE FUND            PORTFOLIO NAME              INVESTMENT OBJECTIVE              INVESTMENT ADVISER
--------------         --------------------  ---------------------------------------  -----------------------
Goldman Sachs          Goldman Sachs VIT     Seeks a total return consisting of       Goldman Sachs Asset
Variable Insurance     Core Fixed Income     capital appreciation and income that     Management, L.P.
Trust                  Fund                  exceeds the total return of the
(Service Shares)                             Barclays Capital U.S. Aggregate Bond
                                             (the "Index").

Goldman Sachs          Goldman Sachs VIT     Seeks to achieve investment results      Goldman Sachs Asset
Variable Insurance     Equity Index Fund     that correspond to the aggregate price   Management, L.P.
Trust                                        and yield performance of a benchmark
(Service Shares)                             index that measures the investment
                                             returns of large capitalization stocks.

Goldman Sachs          Goldman Sachs VIT     Seeks a high level of current income,    Goldman Sachs Asset
Variable Insurance     Government Income     consistent with safety of principal.     Management, L.P.
Trust                  Fund
(Service Shares)

Goldman Sachs          Goldman Sachs VIT     Seek long term growth of capital.        Goldman Sachs Asset
Variable Insurance     Growth Opportunities                                           Management, L.P.
Trust                  Fund
(Service Shares)

INSURANCE FUND            PORTFOLIO NAME              INVESTMENT OBJECTIVE              INVESTMENT ADVISER
--------------         --------------------  ---------------------------------------  -----------------------
Goldman Sachs          Goldman Sachs VIT     Seeks long-term growth of capital        Goldman Sachs Asset
Variable Insurance     Large Cap Value Fund  appreciation.                            Management, L.P.
Trust                  (formerly known as
(Service Shares)       Goldman Sachs VIT
                       Growth & Income
                       Fund)

Goldman Sachs          Goldman Sachs VIT     Seek long-term capital appreciation.     Goldman Sachs Asset
Variable Insurance     Mid Cap Value Fund                                             Management, L.P.
Trust
(Service Shares)

Goldman Sachs          Goldman Sachs VIT     Seeks to maximize current income to the  Goldman Sachs Asset
Variable Insurance     Money Market Fund     extent consistent with the preservation  Management, L.P.
Trust                                        of capital and the maintenance of
(Service Shares)                             liquidity by investing exclusively in
                                             high quality money market instruments.

Goldman Sachs          Goldman Sachs VIT     Seeks long-term growth of capital.       Goldman Sachs Asset
Variable Insurance     Strategic Growth                                               Management, L.P.
Trust                  Fund (formerly known
(Service Shares)       as Goldman Sachs VIT
                       Capital Growth Fund)

Goldman Sachs          Goldman Sachs VIT     Seeks long-term growth of capital.       Goldman Sachs Asset
Variable Insurance     Strategic                                                      Management
Trust                  International Equity                                           International
(Service Shares)       Fund

Goldman Sachs          Goldman Sachs VIT     Seeks long-term growth of capital.       Goldman Sachs Asset
Variable Insurance     Structured Small Cap                                           Management, L.P.
Trust                  Equity Fund
(Service Shares)

Goldman Sachs          Goldman Sachs VIT     Seeks long-term growth of capital and    Goldman Sachs Asset
Variable Insurance     Structured U.S.       dividend income.                         Management, L.P.
Trust                  Equity Fund
(Service Shares)

AllianceBernstein      AllianceBernstein     Seeks to maximize current income and     AllianceBernstein L.P.
Variable Products      VPS Intermediate      price appreciation with undue risk.
Series Fund, Inc.      Bond Portfolio
(Class B)

AllianceBernstein      AllianceBernstein     Seeks long-term growth of capital.       AllianceBernstein L.P.
Variable Products      VPS International
Series Fund, Inc.      Value Portfolio
(Class B)

AllianceBernstein      AllianceBernstein     Seeks long-term growth of capital.       AllianceBernstein L.P.
Variable Products      VPS Small Cap Growth
Series Fund, Inc.      Portfolio
(Class B)

AllianceBernstein      AllianceBernstein     Seeks long-term growth of capital.       AllianceBernstein L.P.
Variable Products      VPS Small/Mid Cap
Series Fund, Inc.      Value Portfolio
(Class B)

INSURANCE FUND            PORTFOLIO NAME              INVESTMENT OBJECTIVE              INVESTMENT ADVISER
--------------         --------------------  ---------------------------------------  -----------------------
Fidelity Variable      Fidelity VIP          Seeks long-term capital appreciation.    Fidelity Management &
Insurance Products     Contrafund-Registered Trademark-                               Research Company
Fund                   Portfolio
(Service Class 2)

Fidelity Variable      Fidelity VIP          Seeks capital appreciation.              Fidelity Management &
Insurance Products     Disciplined Small                                              Research Company
Fund                   Cap Portfolio
(Service Class 2)

Fidelity Variable      Fidelity VIP Equity-  Seeks reasonable income. The fund will   Fidelity Management &
Insurance Products     Income Portfolio      also consider the potential for capital  Research Company
Funds                                        appreciation. The fund's goal is to
(Service Class 2)                            achieve a yield which exceeds the
                                             composite yield on the securities
                                             comprising the Standard & Poor's
                                             500(SMa) Index
                                             (S&P 500-Registered Trademark-).

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     Income Portfolio      secondary objective of principal         Advisers, Inc.
Funds                                        preservation.
(Service Class 2)

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2005 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2010 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2015 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2020 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2025 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2030 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2035 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2040 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

INSURANCE FUND            PORTFOLIO NAME              INVESTMENT OBJECTIVE              INVESTMENT ADVISER
--------------         --------------------  ---------------------------------------  -----------------------
Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2045 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Freedom  Seeks high total return with a           Strategic
Insurance Products     2050 Portfolio        secondary objective of principal         Advisers, Inc.
Fund                                         preservation as the fund approaches its
(Service Class 2)                            target date and beyond.

Fidelity Variable      Fidelity VIP Growth   Seeks to provide capital growth.         Fidelity Management &
Insurance Products     Opportunities                                                  Research Company
Fund                   Portfolio
(Service Class 2)

Fidelity Variable      Fidelity VIP Index    Seeks investment results that            Fidelity Management &
Insurance Products     500 Portfolio         correspond to the total return of        Research Company
Fund                                         common stocks publicly traded in the
(Service Class 2)                            United States, as represented by the
                                             S&P 500.

Fidelity Variable      Fidelity VIP Mid Cap  Seeks long-term growth of capital.       Fidelity Management &
Insurance Products     Portfolio                                                      Research Company
Funds (Class 2)

Fidelity Variable      Fidelity VIP          Seeks long-term growth of capital.       Fidelity Management &
Insurance Products     Overseas Portfolio                                             Research Company
Fund
(Service Class 2)

Fidelity Variable      Fidelity VIP          Seeks a high level of current income.    Fidelity Management &
Insurance Products     Strategic Income      The fund may also seek capital           Research Company
Funds (Class 2)        Portfolio             appreciation.

Franklin Templeton     FT VIP Franklin       Seeks to maximize income while           Franklin
Variable Insurance     Income Securities     maintaining prospects for capital        Advisers, Inc.
Products Trust         Fund                  appreciation.
(Class 2)

Franklin Templeton     FT VIP Franklin       Seeks long-term total return.            Franklin Advisory
Variable Insurance     Small Cap Value                                                Services LLC
Products Trust         Securities Fund
(Class 2)

Franklin Templeton     FT VIP Mutual Global  Seeks capital appreciation.              Franklin Mutual
Variable Insurance     Discovery Securities                                           Advisers, LLC
Products Trust         Fund
(Class 2)

Franklin Templeton     FT VIP Mutual Shares  Seeks capital appreciation, with income  Franklin Mutual
Variable Insurance     Securities Fund       as a secondary goal.                     Advisers, LLC
Products Trust
(Class 2)

Franklin Templeton     FT VIP Templeton      Seeks long-term capital growth.          Templeton Global
Variable Insurance     Growth Securities                                              Advisors Limited
Products Trust         Fund
(Class 2)

INSURANCE FUND            PORTFOLIO NAME              INVESTMENT OBJECTIVE              INVESTMENT ADVISER
--------------         --------------------  ---------------------------------------  -----------------------
Invesco Variable       Invesco V.I. Core     Seeks long-term growth of capital. The   Invesco Advisors, Inc.
Insurance Funds        Equity Fund           Fund invests, under normal
(Series II Shares)     (formerly known as    circumstances, at least 80% of net
                       AIM V.I. Core Equity  assets (plus borrowings for investment
                       Fund)                 purposes) in equity securities

Invesco Variable       Invesco V.I. Global   Seeks growth of capital. The Fund        Invesco Advisors, Inc.
Insurance Funds        Health Care Fund      invests under normal circumstances, at
(Series II Shares)     (formerly known as    least 80% of net (plus borrowings for
                       AIM V.I. Global       investment purposes) in securities of
                       Health Care Fund)     health care industry issuers.

Invesco Variable       Invesco V.I. Leisure  Seeks long-term growth of capital. The   Invesco Advisors, Inc.
Insurance Funds        Fund (formerly known  Fund seeks to meet its objective by
(Series II Shares)     as AIM V.I. Leisure   investing, normally, at least 80% of
                       Fund)                 its assets in equity securities of
                                             issuers that are engaged in the design,
                                             production and distribution of products
                                             and services related to leisure
                                             activities of individuals (the leisure
                                             sector). The Fund invests primarily in
                                             equity securities.

Janus Aspen Series     Janus Aspen           Seeks long-term growth of capital.       Janus Capital
(Service Shares)       Enterprise Portfolio                                           Management LLC

Janus Aspen Series     Janus Aspen Forty     Seeks long-term growth of capital.       Janus Capital
(Service Shares)       Portfolio                                                      Management LLC

Janus Aspen Series     Janus Aspen Perkins   Seeks capital appreciation.              Janus Capital
(Service Shares)       Mid Cap Value                                                  Management LLC
                       Portfolio

MFS-Registered Trademark- MFS-Registered Trademark- Seeks capital appreciation.       Massachusetts Financial
Variable Insurance     New Discovery Series                                           Services Company
Trust(SMa)
(Service Class)

MFS-Registered Trademark- MFS-Registered Trademark- Seeks total return.               Massachusetts Financial
Variable Insurance     Utilities Series                                               Services Company
Trust(SMa)
(Service Class)

Oppenheimer Variable   Oppenheimer Balanced  Seeks a high total investment return,    OppenheimerFunds, Inc.
Account Funds          Fund/VA               which includes current income and
(Service Shares)                             capital appreciation in the value of
                                             its shares.

Oppenheimer Variable   Oppenheimer Global    Seeks long-term capital appreciation by  OppenheimerFunds, Inc.
Account Funds          Securities Fund/VA    investing a substantial portion of its
(Service Shares)                             assets in securities of foreign
                                             issuers, "growth-type" companies,
                                             cyclical industries and special
                                             situations that are considered to have
                                             appreciation possibilities.

Oppenheimer Variable   Oppenheimer Global    Seeks a high level of current income     OppenheimerFunds, Inc.
Account Funds          Strategic Income      principally derived from interest on
(Service Shares)       Fund/VA (formerly     debt securities.
                       Oppenheimer
                       Strategic Bond Fund/
                       VA)

INSURANCE FUND            PORTFOLIO NAME              INVESTMENT OBJECTIVE              INVESTMENT ADVISER
--------------         --------------------  ---------------------------------------  -----------------------
Oppenheimer Variable   Oppenheimer High      Seeks a high level of current income     OppenheimerFunds, Inc.
Account Funds          Income Fund/VA        from investment in lower grade,
(Service Shares)                             high-yield debt securities.

Oppenheimer Variable   Oppenheimer Main      Seeks capital appreciation.              OppenheimerFunds, Inc.
Account Funds          Street Small Cap
(Service Shares)       Fund-Registered Trademark-/VA

Pioneer Variable       Pioneer Growth        Seeks Growth of capital.                 Pioneer Investment
Contracts Trust        Opportunities VCT                                              Management, Inc.
(Class I)              Portfolio

Pioneer Variable       Pioneer Cullen Value  Seeks Capital appreciation. Current      Pioneer Investment
Contracts Trust        VCT Portfolio         income is a secondary objective.         Management, Inc.
(Class II)

Pioneer Variable       Pioneer Emerging      Seeks Long-term growth of capital.       Pioneer Investment
Contracts Trust        Markets VCT                                                    Management, Inc.
(Class II)             Portfolio

Pioneer Variable       Pioneer Mid Cap       Seeks Capital appreciation by investing  Pioneer Investment
Contracts Trust        Value VCT Portfolio   in a diversified portfolio of            Management, Inc.
(Class II)                                   securities consisting primarily of
                                             common stocks.



The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.



PUBLICLY-AVAILABLE FUNDS. Publicly-Available Funds are "publicly-available," I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.



RETAIL FUND*                               INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
------------                ---------------------------------------------------  --------------------------
Goldman Sachs Balanced      Seeks current income and long-term capital           Goldman Sachs Asset
Strategy Portfolio          appreciation.                                        Management, L.P.
(Class A)

Goldman Sachs Equity        Seeks long-term capital appreciation.                Goldman Sachs Asset
Growth Strategy Portfolio                                                        Management, L.P.
(Class A)

Goldman Sachs Growth and    Seeks long-term capital appreciation and current     Goldman Sachs Asset
Income Strategy Portfolio   income.                                              Management, L.P.
(Class A)

Goldman Sachs Growth        Seeks long-term capital appreciation and             Goldman Sachs Asset
Strategy Portfolio          secondarily current income.                          Management, L.P.
(Class A)

RETAIL FUND*                               INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
------------                ---------------------------------------------------  --------------------------
Goldman Sachs               Seeks total return comprised of long-term growth of  Goldman Sachs Asset
International Real Estate   capital and dividend income.                         Management, LP
Security Fund (Class A)

Goldman Sachs Real Estate   Seeks total return comprised of long-term growth of  Goldman Sachs Asset
Securities Fund (Class A)   capital and dividend income.                         Management, LP

Goldman Sachs Tollkeeper    Seeks long-term growth of capital.                   Goldman Sachs Asset
Fund (Class A)                                                                   Management, LP


------------------------------


*   Each retail Fund's most recently ended fiscal year is December 31, 2009.



The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.



SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.



THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.



PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.00% to 0.22%, and as of the date of this prospectus, we were receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.09% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                                 FIXED ACCOUNT

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, are subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus describes only the aspects of the Contract involving the Separate Account unless we refer to fixed accumulation and annuity elements.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

The Fixed Account Contract Value includes:

    1. your Purchase Payments (and corresponding PPBs) allocated to the Fixed Account;

    2. amounts transferred from a Subaccount to the Fixed Account at your request; and

    3.  the interest credited to amounts so allocated or transferred.

We reduce the Fixed Account Contract Value when you make transfers and withdrawals from the Fixed Account, as well as when we assess Contract fees and charges against the Fixed Account.

We reserve the right to not allow you to allocate Purchase Payments or transfer Contract Value to the Fixed Account if the Fixed Account interest rate applicable to such amounts would be less than or equal to 3%.

We guarantee that Purchase Payments (and corresponding PPBs) allocated and Contract Value transferred to the Fixed Account earn, on a daily basis, a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. With respect to each Purchase Payment allocation or Contract Value transfer to the Fixed Account, we reserve the right to change the rate of excess interest credited, although we will not declare or change any excess interest rate more frequently than once every twelve months. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account and whether the source of the amount is Purchase Payments (and corresponding PPBs) allocated or Contract Value transferred. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time, and that these rates of excess interest may differ based on the source of the amount. You bear the risk that no excess interest will be credited.

We will declare a current Fixed Account interest rate for each Purchase Payment (and corresponding PPB) allocated and for each transfer of Contract Value to the Fixed Account. The amount allocated or transferred will be credited that rate through the end of the calendar month in which the Purchase Payment or transfer request is received and for twelve additional calendar months thereafter. At the beginning of each subsequent guarantee period of twelve calendar months, we will declare the Fixed

Account interest rate applicable for that period. We reserve the right to declare the current Fixed Account interest rate based upon: the Date of Issue; the date we receive a Purchase Payment, the date of any transfer of Contract Value to the Fixed Account, and whether the source is a Purchase Payment (and corresponding PPB) allocated or Contract Value transferred.

While there is a loan, we will credit the portion of the Fixed Account Contract Value securing the Debt with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. However, this rate will never be lower than the minimum guaranteed Fixed Account interest rate.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, you may not allocate Purchase Payments or transfer Contract Value to the Fixed Account. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.

                                 THE CONTRACTS

A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.

1. PURCHASE PAYMENTS


You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner or on or after the older Owner's or Annuitant's 80th birthday. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. Please note that if you elected the GLWB Rider prior to its discontinuance on June 1, 2009, there may be additional limitations on Purchase Payments. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)



he minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent Purchase Payment is $500.


You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

    - The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100.

    - The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

    - The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

The maximum cumulative Purchase Payments that may be made under the Contract is $1,000,000 without Company approval. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

You may allocate your Purchase Payments to the Subaccounts and/or the Fixed Account. The minimum amount of Purchase Payments that may be allocated to any Subaccount is $50. The maximum amount of Purchase Payments that may be allocated to the Fixed Account in any Contract Year is $1,000,000 for Qualified Contracts and $100,000 for Non-Qualified Contracts. We will aggregate multiple Contracts you own for purposes of this limitation. Purchase Payments that are made under a systematic investment program that has been approved by us are not subject to this limitation. However, we reserve the right to modify or terminate this provision and subject all Purchase Payments to the $100,000 limitation.

We do not include PPBs credited to your Contract Value when calculating any of these limits.

We reserve the right to not allow you to allocate Purchase Payments to the Fixed Account if the Fixed Account interest rate applicable to such Purchase Payments would be less than or equal to 3%.

2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least

10 days from the date you receive the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract at our Service Center minus the PPB adjusted for any negative or positive investment performance. We will also return the mortality and expense risk charge, the administration charge, and any other charges proportionately attributable to the PPB. Some states require the return of all Purchase Payments (not including the PPB). Thus, if you return the Contract during the "free look" provision, you will not receive the PPB. In those states we will return the greater of Purchase Payments and Contract Value (not including the PPB) as of the Valuation Date on which we receive your Contract at our Service Center. In addition, while a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities, if the amount returned would be less than the Contract Value, we will return the Contract Value (not including the PPB) as of the Valuation Date on which we receive the Contract at our Service Center. (See APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA, AND SIMPLE IRA DISCLOSURE STATEMENT) If you decide to return your Contract for a refund during the "free look" period, please also include a letter instructing us to cancel your Contract.

3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether death benefits, annuity payments, and rider benefits are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, there are restrictions on naming and changing Owners, Annuitants, and Beneficiaries. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


BENEFICIARIES. You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by signing our form. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

You may change the Beneficiary if you send a written change form to our Service Center. Changes are subject to the following:

    1.  The change must be filed while you are alive

    2.  The Contract must be in force at the time you file a change;

    3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

    4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

    5. The request for change must provide information sufficient to identify the new Beneficiary; and

    6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we can not determine the death benefit proceeds until we receive the complete death benefit claim in good order, that is, receipt of proper elections from all Beneficiaries as well as proof of death. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits.


OWNERS. Prior to the death of an Owner and subject to our prior approval, you may add, change, or remove an Owner by written request to our Service Center. To the extent permitted by state law, we reserve the right to refuse a change in Owner at any time on a non-discriminatory basis. Any replacement or additional Owner must not have attained age 80 prior to the Valuation Date we receive your request. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.


You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS. For Contracts with natural Owners, prior to the Annuity Date, you may add or change an Annuitant, by written request to our Service Center. For Contracts with non-natural Owners, prior to the Annuity Date, you may add or change an Annuitant with our prior approval. Additionally, for Contracts with non-natural Owners, any replacement or additional Annuitant must not have attained age 80 prior to the Valuation Date we receive your request. On or after the Annuity Date, you may not change or add an Annuitant for Contracts with natural or non-natural Owners.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, the youngest Owner will become the new Annuitant unless there is a surviving joint Annuitant or a new Annuitant is otherwise named. We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Withdrawal Value upon a change of Annuitant if the sole Owner is a non-natural person. Joint Annuitants are only permitted in Non-Qualified Contracts.

4. ASSIGNMENT


To the extent permitted by state law, assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.


Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

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Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.

B. PURCHASE PAYMENT BONUS

Each time you make a Purchase Payment, we will credit an additional amount to your Contract Value--the PPB. Each PPB we calculate is equal to 4% of the Purchase Payment. All PPBs become part of the Contract Value at the same time and are allocated in the same manner and percentage as the corresponding Purchase Payment. PPBs are not considered to be Purchase Payments.

We use a portion of the mortality and expense risk charge and the withdrawal charge to fully or partially offset PPBs credited to the Contract. These and other expenses for the Contract may be higher than the expenses for a similar contract that does not credit a PPB. Over time, the amount of the PPBs credited to your Contract may be more than offset by the higher withdrawal charges and mortality and expense risk charges. We expect to make a profit from these charges.

It is important to remember that this Contract is a long-term investment. Carefully consider your need to make withdrawals from or surrender the Contract in the short-term as your expenses can outweigh the benefits of the PPB. We issue other variable annuity contracts that do not offer PPBs but have lower fees and charges and may provide larger contract values upon surrender than the Contract, depending on the performance of your chosen Subaccounts and the differences in fees and charges. You should carefully consider whether the Contract is the best product for you. Generally the Contract is most suited for those who intend to hold it for a relatively long time. We encourage you to talk with your agent and determine whether or not the Contract is appropriate for you.

The PPB is not considered to be an "investment in the contract" for income tax purposes. (See "Federal Income Taxes")

C. LIMITATIONS ON YOUR PURCHASE PAYMENT BONUS

There are important limitations on your PPB. These limitations are:

    - We will recapture the PPB credited to your Contract Value if you return the Contract during the free look period. However, we will assume the risk of loss (and keep the investment gain) on the PPB. We will also return the mortality and expense risk charge, the administration charge, and any other charges proportionality attributable to the PPB.

    - We reserve the right to not credit your Contract Value with a PPB if at the time a Purchase Payment is made, the sum of partial withdrawals and loans made under the Contract exceeds the sum of Purchase Payments and loan repayments.

D. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s) and the Fixed Account, if permitted. The PPB will be allocated in the same manner and proportion as the Purchase Payment allocation. When you allocate Purchase Payments and corresponding PPBs to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of the next

Valuation Date. Purchase Payments (and corresponding PPBs) allocated to the Fixed Account begin earning interest one day after we receive them.

We will credit an initial Purchase Payment (and corresponding PPB) no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment (and corresponding PPB) allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess the contract fee and the GLWB Rider charge (if you elected the GLWB rider prior to its discontinuance on June 1, 2009).

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

    - an agent's broker-dealer provides us with application information, electronically or in writing,

    - we receive the initial Purchase Payment, and

    - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may allocate Purchase Payments. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


2. ACCUMULATION UNIT VALUE

Each Subaccount has Accumulation Unit values for each combination of asset based charges. When Purchase Payments (and corresponding PPBs) are allocated to a Subaccount, the number of units credited is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are

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redeemed in a similar manner. Generally, we determine the value of an
Accumulation Unit as of the close of business on each Valuation Date.

The Accumulation Unit value at the end of each subsequent Valuation Period is the relevant investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

       (1 divided by 2) minus 3, where:

           (1) is:

               - the net asset value per share of the Fund held in the
                 Subaccount as of the end of the current Valuation Period; plus

               - the per share amount of any dividend or capital gain
                 distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

               - a charge or credit for any taxes reserved for the current
                 Valuation Period which we determine have resulted from the investment operations of the Subaccount;

           (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

           (3) is the factor representing asset-based charges (the mortality and expense risk charge, the administration charge, and the Step-Up Death Benefit Rider charge (if you elect the Step-Up Death Benefit Rider).

3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

    - the number of Accumulation Units credited to each Subaccount, times

    - the value of a corresponding Accumulation Unit for each Subaccount, plus

    - your interest in the Fixed Account.

4. TRANSFERS DURING THE ACCUMULATION PERIOD

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

    - The minimum amount which may be transferred is $500 for each Subaccount and Fixed Account or, if smaller, the remaining amount in the Fixed Account or a Subaccount.

    - No partial transfer will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $100 unless the transfer will eliminate your interest in such account.

    - Total transfers out of the Fixed Account in any Contract Year may not exceed 25% of the value of the Fixed Account as of the prior Contract Anniversary or, in the case of transfers in the first Contract Year, the Date of Issue. Transfers made under a systematic investment program approved by us are not currently subject to this limitation, but we reserve the right to impose this or a modified limitation on such transfers in the future. The entire Fixed Account Contract Value may be transferred if a transfer out of the Fixed Account would otherwise result in a Fixed Account Contract Value less than $5,000.

    - We will limit a transfer out of the Fixed Account to an amount that equals the Fixed Account Contract Value less Debt, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the transfer, and less interest for one calendar year on any loan at the time that you make the transfer.

    - Total transfers into the Fixed Account in any Contract Year, that would be credited a current interest rate of 3% or less, may not exceed 25% of Contract Value as of the prior Contract Anniversary or, in the case of transfers in the first Contract Year, the Date of Issue. Transfers made under a systematic investment program approved by us are not currently subject to this limitation, but we reserve the right to impose this or a modified limitation on such transfers in the future.

    - We reserve the right to not allow any transfer into the Fixed Account if the Fixed Account interest rate applicable to such transfer would be less than or equal to 3%.

    - If you request a transfer from a specific Subaccount or from the Fixed Account, we will transfer Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) previously allocated or transferred to that Subaccount or to the Fixed Account, in the chronological order in which we received such Purchase Payments in the Contract. Otherwise, we will transfer Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) previously allocated or transferred to all Subaccounts and the Fixed Account in which you have an interest, in the chronological order in which we received such Purchase Payments in the Contract.

    - You must request transfers in excess of $250,000 per Contract, per day, through standard United States mail.

We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to be requested through standard United States mail.

Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts and/or the Fixed Account that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Investment Options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may transfer Contract Value. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries.)

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (I.E., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares.

There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Investment Options available to retirement plan participants.

6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Withdrawal Value and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

    - You may withdraw up to the Free Withdrawal Amount in any Contract Year and we will not assess a withdrawal charge. However, if you withdraw more than the Free Withdrawal Amount in any Contract Year, the excess amount withdrawn may be subject to a withdrawal charge. We also may assess a withdrawal charge upon surrender of the Contract, although we will first apply the Free Withdrawal Amount. (See "WITHDRAWAL CHARGE")

    - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")


    - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFITS") Certain withdrawals also may reduce the value of the guarantees provided by the GLWB Rider. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


    - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")


    - We may assess the contract fee and a pro rata portion of the GLWB Rider charge upon full surrender. (See "CONTRACT FEE" and "GLWB RIDER CHARGE," and see APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


    - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

You may request a partial withdrawal subject to the following:

    - The partial withdrawal must be at least $500 from each Investment Option from which the withdrawal is requested, or the full amount of the Investment Option, if smaller.

    - You must leave at least $100 in each Investment Option after a withdrawal unless the account is eliminated by the withdrawal.

    - We will limit a withdrawal from the Fixed Account to an amount that equals the Fixed Account Contract Value less Debt, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the withdrawal, and less interest for one calendar year on any loan at the time that you make the withdrawal.

    - At least $500 of Contract Value must remain in the Contract after the withdrawal or we will surrender your Contract (which means that withdrawal charges, federal and state income taxes and tax penalties, and premium taxes may apply).

    - Direct transfers, rollovers, and 1035 exchanges are not permitted if there is an outstanding loan.

    - If you request a withdrawal from a specific Subaccount or from the Fixed Account, we will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) previously allocated or transferred to that Subaccount or to the Fixed Account, in the chronological order in which we received such Purchase Payments in the Contract. Otherwise, withdrawals will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) previously allocated or transferred to all Subaccounts and the Fixed Account in which you have an interest, in the chronological order in which we received such Purchase Payments in the Contract.

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas ORP must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Withdrawal Value to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the Texas ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Investment Options.



If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, special withdrawal rules apply. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER).


7. DEATH BENEFITS

The following section describes the death benefits we currently make available under the Contract if an Owner dies before the Annuity Date. We will calculate the death benefit on the Valuation Date we receive due proof of the Owner's death. Any death benefit payment we make in excess of your Contract Value is subject to our financial strength and claims-paying ability.

STANDARD DEATH BENEFIT

If you have not elected the Step-Up Death Benefit Rider and an Owner's death occurs prior to the older Owner's 75th birthday, the death benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

    (A) = The Contract Value less Debt, on the Valuation Date we receive due proof of death;

    (B) = The Purchase Payment Value (described below) less Debt, on the Valuation Date we receive due proof of death.

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If you have not elected the Step-Up Death Benefit Rider and an Owner's death occurs on or after the older Owner's 75th birthday, the death benefit will be equal to (A) above, less any premium taxes.

The Purchase Payment Value on the Date of Issue is equal to the initial Purchase Payment (not including the corresponding PPB), less any premium taxes. We will increase the Purchase Payment Value by the amount of each subsequent Purchase Payment (not including the corresponding PPB), less any premium taxes. The Purchase Payment Value after a withdrawal will be equal to the lesser of:

    (a) The Purchase Payment Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes);

    (b) The Purchase Payment Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor below.

       The Proportional Reduction Factor is equal to (1) divided by (2), where:

       (1) is the Contract Value after the withdrawal, and

       (2) is the Contract Value immediately prior to the withdrawal.

EXAMPLE:

    Contract Value = $80,000
    Purchase Payment Value = $100,000
    Debt = $0

If a withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes) of $20,000 is taken, we follow the steps below to recalculate the Purchase Payment Value after the withdrawal:

    - STEP 1: We calculate the Contract Value after the withdrawal. This is the Contract Value immediately prior the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes). ($80,000 - $20,000 = $60,000)

    - STEP 2: We calculate the Proportional Reduction Factor. The Proportional Reduction Factor is the Contract Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal. ($60,000 / $80,000 = 75%)

    - STEP 3: We calculate the Purchase Payment Value after the withdrawal. This is the lesser of:

      (a) The Purchase Payment Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes) = $100,000 - $20,000 = $80,000

      (b) The Purchase Payment Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor = $100,000 X 75% = $75,000

    = Lesser of $80,000 and $75,000 = $75,000


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we may pay a death benefit in excess of the standard death benefit. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

STEP-UP DEATH BENEFIT RIDER

We currently offer one optional enhanced death benefit under the Contract -the Step-Up Death Benefit Rider. We may discontinue the offering of the Step-Up Death Benefit Rider at any time. The Step-Up Death Benefit Rider may not be available in all states.

The calculation of benefits under the Step-Up Death Benefit Rider changes after you attain age 81 and certain increases in benefits cease after that age. Therefore, the Step-Up Death Benefit Rider may not be appropriate depending on your proximity to age 81. Prior to electing the Step-up Death Benefit Rider, you should carefully consider the benefits available based on your age and consult with your financial adviser to assist you in determining whether to elect the Step-Up Death Benefit Rider.

You may elect the Step-Up Death Benefit Rider only if the older Owner is age 79 or younger at the Date of Issue. We deduct a daily charge from your Contract Value for the Step-Up Death Benefit Rider equal to 0.20%, on an annual basis. (See "STEP-UP DEATH BENEFIT RIDER CHARGE") We do not assess a charge for the Step-Up Death Benefit Rider on amounts allocated to the Fixed Account. You may elect the Step-Up Death Benefit Rider only on the initial Contract application. You cannot elect the Step-Up Death Benefit Rider after the Date of Issue.

If you elect the Step-Up Death Benefit Rider, the death benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

    (A) = The Contract Value less Debt, on the Valuation Date we receive due proof of death;

    (B) = The Step-Up Value (described below) less Debt, on the Valuation Date we receive due proof of death.

The Step-Up Value on the Date of Issue is equal to the initial Purchase Payment (not including the corresponding PPB), less any premium taxes. We will increase the Step-Up Value by the amount of each subsequent Purchase Payment (not including the corresponding PPB), less any premium taxes. The Step-Up Value after a withdrawal will be equal to the lesser of:

    1) The Step-Up Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes); or

    2) The Step-Up Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor below.

       The Proportional Reduction Factor is equal to (a) divided by (b), where:

       a)  is the Contract Value after the withdrawal, and

       b)  is the Contract Value immediately prior to the withdrawal.

On each Contract Anniversary prior to the older Owner's 81st birthday, we will recalculate the Step-Up Value to equal the greater of:

    1)  The Contract Value on that Contract Anniversary; and

    2)  The current Step-Up Value on that Contract Anniversary.

If an Owner dies prior to a Contract Anniversary and the Valuation Date we receive due proof of death falls on or after that anniversary, we will not recalculate the Step-Up Value on that anniversary.

See the "STANDARD DEATH BENEFIT" above for an example of how we adjust the death benefit values for withdrawals.

You may not terminate the Step-Up Death Benefit Rider once it is in effect. It will remain in force unless it is terminated as set forth below. The Step-Up Death Benefit Rider will automatically terminate on the earliest of:

    1.  the Annuity Date;

    2. the Valuation Date that we receive due proof of death of the Owner (in the case of a spousal continuation, the spouse may elect the Step-Up Death Benefit Rider if we offer it at that time) ; or

    3.  termination or surrender of the Contract.

All charges for the Step-Up Death Benefit Rider will cease upon termination.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we may pay a death benefit in excess of the Step-Up Death Benefit Rider. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


PAYMENT OF DEATH BENEFITS


If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners. If any Owner is not a natural person, we will treat each Annuitant under the Contract as an Owner for death benefit payment purposes and we will pay the death benefit upon the death of any Annuitant.


We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive due proof of death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits.

Due proof of death means our receipt of a certified death certificate and all necessary claim paperwork, the return of the Contract and such other information we may require to process the death benefit. If we receive due proof of death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a due proof of death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, death benefits cannot be determined until we receive the complete death benefit claim in good order, that is, receipt of proper elections from all Beneficiaries as well as proof of death.


The death benefit may be paid in a lump sum. The Beneficiary (or the surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary (or the surviving joint Owner) provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of 10 years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive due proof of death, and distribution under these annuity payment options must commence within one year of the date of death. If the death benefit is requested in a form other than a lump sum and the death benefit is greater than the Contract Value, we will credit the amount of the death benefit that exceeds the Contract Value to the Goldman Sachs VIT Money

Market Subaccount. If, however, the Goldman Sachs VIT Money Market Subaccount is not available as an Investment Option under the Contract at that time, then we will credit the death benefit among the Investment Options in the same proportion that the value of each Investment Option bears to the total Contract Value.



If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.



If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with due proof of your death. The date of continuance of the Contract will be the Valuation Date we receive due proof of your death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit otherwise payable, we will not pay out a death benefit on your death. Instead, we will increase the Contract Value on the Valuation Date we receive due proof of your death to equal the death benefit amount otherwise payable (if the death benefit is greater than the Contract Value), subject to the following:

    - We will credit the amount of the death benefit that exceeds the Contract Value to the Goldman Sachs VIT Money Market Subaccount. If, however, the Goldman Sachs VIT Money Market Subaccount is not available as an Investment Option under the Contract at that time, then we will credit the death benefit among the Investment Options in the same proportion that the value of each Investment Option bears to the total Contract Value.

    - We will terminate the Step-Up Death Benefit Rider if in effect as of the Valuation Date we receive due proof of your death.

    - On the date of continuance, your surviving spouse may elect the Step-Up Death Benefit Rider or any optional enhanced death benefit then offered by us. All such death benefits will be subject to the terms and conditions then in effect at the time of continuance. All charges and benefits will be calculated as if the coverage was issued to the surviving spouse on the date of continuance and the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.

    - We will assess withdrawal charges, if any, only on Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) we receive after the date of continuance.

    - Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of the surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.

8. LOANS


The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Code or with a qualified plan under Code Section 401, may request a loan (if permitted by the qualified plan) any time during the Accumulation Period. Only one loan may be outstanding on a Contract at a given time. The outstanding loan must be repaid in full before the next loan may be granted. While a loan is outstanding, you may continue to make Purchase Payments to the Contract through your 403(b) or qualified plan.


The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

The maximum loan available is the Fixed Account Contract Value, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the loan, and less interest for one calendar year on the loan at the time that you make the loan.

Federal tax law further restricts the total amount of your plan loans to the lesser of (i) 50,000, reduced by the excess of the highest outstanding balance of your loans during the one-year period preceding the date of a loan, over the outstanding balance of your loans, or (ii) the greater of 50% of your plan account value or $10,000. We may defer granting a loan for six months from the date we receive the written loan request at our Service Center.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate charged is 5.5%. If your Contract is subject to ERISA, the interest rate charged is based on Moody's Corporate Bond Yield Average--Monthly Average Corporates (rounded to the nearest 0.25%). We are not responsible for determining whether this rate is a "reasonable interest rate" as required by ERISA and we make no representations to that effect.

While a loan is outstanding, we will credit the value securing the loan with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. This rate will never be lower than the minimum guaranteed Fixed Account interest rate.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding. We will apply any repayment of Debt first to reduce that part of the Debt that can be attributed to interest, and then to that part of the Debt that can be attributed to principal.

You may repay the Debt in full or in part at any time prior to the Annuity Date. If the Debt equals or exceeds the Fixed Account Contract Value, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value, your interest in the Fixed Account will terminate. The termination occurs thirty-one days after we mail notice of termination to your last known address and that of any assignee of record.

If we receive a loan request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a loan request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.


Please note that if you elected the GLWB Rider prior to its discontinuance on June 1, 2009, the loan privilege is not available to you. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


9. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transactions to be submitted by facsimile at 785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.

                         CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:


    - mortality and expense risk charge;



    - contract fee;



    - withdrawal charge;



    - commutation charge;



    - premium tax;



    - administration charge;



    - Step-Up Death Benefit Rider Charge (if applicable); and


    - GLWB Rider charge (if applicable).

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS")

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.

A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from your Separate Account Contract Value equal to 1.35%, on an annual basis, of Separate Account Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. We deduct this charge during both the Accumulation Period and the Annuity Period.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a standard death benefit that may be greater than the Withdrawal Value. The second obligation we assume is to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs. We use a portion of the mortality and expense risk charge to pay for the PPB.

2. ADMINISTRATION CHARGE

We deduct a daily charge from your Separate Account Contract Value equal to 0.15%, on an annual basis, of Separate Account Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.

3. STEP-UP DEATH BENEFIT RIDER CHARGE

If you elect the Step-Up Death Benefit Rider, we will deduct a daily charge from your Contract Value equal to 0.20%, on an annual basis, of Separate Account Contract Value. This charge covers the cost and risk of providing the benefits guaranteed by the Step-Up Death Benefit Rider. We do not assess a charge for the Step-Up Death Benefit Rider on amounts allocated to the Fixed Account.

4. GLWB RIDER CHARGE

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we assess an additional monthly charge for the GLWB Rider that compensates us for the costs and risks we assume in providing the benefits under the Rider.

    - In the case of GLWB Plus For One, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.50%, on an annual basis, of the Lifetime Income Base on that Monthiversary.

    - In the case of GLWB Plus For Two, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.75%, on an annual basis, of the Lifetime Income Base on that Monthiversary.

We reserve the right to increase the GLWB Rider charge on the effective date of each Step-Up. We guarantee, however, that the monthly GLWB Rider charge will never exceed 1.00% (for GLWB Plus For One) and 1.50% (for GLWB Plus For Two), on an annual basis, of the Lifetime Income Base on each Monthiversary. We also assess a pro rata portion of the charge upon surrender or annuitization.

B. CONTRACT FEE

During the Accumulation Period, we deduct a quarterly contract fee from your Contract Value that is equal to $30, on an annual basis. We will waive this fee for Contracts with Contract Value of $50,000 or more as of the end of each calendar quarter we would otherwise deduct the fee.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records. We assess the contract fee at the end of each calendar quarter and upon surrender or annuitization.

When we deduct the contract fee, we will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which we received such Purchase Payments.

C. WITHDRAWAL CHARGE

We impose a withdrawal charge to reimburse us for Contract sales expense, including commissions and other distribution, promotion, and acquisition expenses. We use a portion of the withdrawal charge to pay for the PPB. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which they were received. We apply the withdrawal charge on each Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered during the first 8 Contribution Years following our receipt of the Purchase Payment. A Contribution Year is each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. We do not impose the withdrawal charge on any Purchase Payment (or the PPB or earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered more than eight Contribution Years following our receipt of that Purchase Payment. We calculate the withdrawal charge separately for each Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB). Total withdrawal charges assessed under a Contract will never exceed 9% of the total Purchase Payments (not including PPBs) made under the Contract.

Each Contract Year we guarantee that you can withdraw up to the Free Withdrawal Amount without incurring a withdrawal charge. We also apply the Free Withdrawal Amount upon full surrender of the Contract. The Free Withdrawal Amount, which will never be less than zero, is equal to (a + b) multiplied by 10% - c, where:

    a)  is Contract Value less Debt prior to the withdrawal or surrender;

    b) is previous partial withdrawals made during the Contract Year (whether or not subject to withdrawal charges); and

    c) is previous partial withdrawals made during the Contract Year that were not subject to withdrawal charges.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, Non-Excess Withdrawals and Excess Withdrawals will reduce the remaining Free Withdrawal Amount in any Contract Year. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER) If you withdraw an amount in excess of the Free Withdrawal Amount, we may impose a withdrawal charge on the excess. At the time of the withdrawal or surrender, we will determine whether the amount withdrawn includes Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) that were made within the previous eight Contribution Years. We will determine the withdrawal charge percentage for each Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) withdrawn as follows:


CONTRIBUTION YEAR                                             WITHDRAWAL CHARGE
-----------------                                             -----------------
First.......................................................          8%
Second......................................................          8%
Third.......................................................          7%
Fourth......................................................          6%
Fifth.......................................................          5%
Sixth.......................................................          4%
Seventh.....................................................          3%
Eighth......................................................          2%
Ninth+......................................................          0%

WITHDRAWAL CHARGE EXAMPLE

THIS EXAMPLE ILLUSTRATES THE CALCULATION OF THE FREE WITHDRAWAL AMOUNT AND THE WITHDRAWAL CHARGE

    --The values shown below assume that a Contract is issued to an Owner who is 50 years old on the Date of Issue.

    --A initial Purchase Payment of $10,000 is received on the Date of Issue. No additional Purchase Payments are received and no premium taxes apply.

    --All values shown below are beginning of year (and prior to any partial withdrawal requested) except for Line (5) which is middle of year.

COLUMN                   (2)         (3)          (4)           (5)            (6)            (7)           (8)           (9)
---------------------  --------   ---------   -----------   ------------   ------------   -----------   -----------   -----------
                                  PURCHASE                  HYPOTHETICAL
                                   PAYMENT                    CONTRACT                                                WITHDRAWAL
                                    (NOT                       VALUE                      WITHDRAWAL       FREE         WITHOUT
                       CONTRACT   INCLUDING     PARTIAL        BEFORE      CONTRIBUTION     CHARGE      WITHDRAWAL    WITHDRAWAL
LINE                     YEAR       PPB)      WITHDRAWAL     WITHDRAWAL        YEAR           (%)         AMOUNT        CHARGE
----                   --------   ---------   -----------   ------------   ------------   -----------   -----------   -----------
(1)..................      1       $10,000                    $10,400            1           8.00%        $1,040
(2)..................      2                                   10,700            2           8.00%         1,070
(3)..................      3                    $1,000         11,100            3           7.00%         1,110        $1,000
(4)..................      4                       500         10,200            4           6.00%         1,020           500
(5)..................      4                     3,600         10,000            4           6.00%           550           550
(6)..................      5                                    6,700            5           5.00%           670
(7)..................      6                                    6,900            6           4.00%           690
(8)..................      7                                    7,400            7           3.00%           740
(9)..................      8                                    7,900            8           2.00%           790
(10).................      9                                    8,400            9           0.00%           840
(11).................     10                     5,000          8,900           10           0.00%           890           890

COLUMN                    (10)          (11)          (12)
---------------------  -----------   -----------   -----------

                       WITHDRAWAL                   CONTRACT
                       SUBJECT TO    WITHDRAWAL       VALUE
                       WITHDRAWAL      CHARGE         AFTER
LINE                     CHARGE          ($)       WITHDRAWAL
----                   -----------   -----------   -----------
(1)..................                                $10,400
(2)..................                                 10,700
(3)..................    $    0         $  0          10,100
(4)..................         0            0           9,700
(5)..................     3,050          183           6,400
(6)..................                                  6,700
(7)..................                                  6,900
(8)..................                                  7,400
(9)..................                                  7,900
(10).................                                  8,400
(11).................     4,110            0           3,900

----------------------------------

COLUMN NOTES:

Col (5) Includes the impact of Purchase Payments, PPB's, partial withdrawals, contract fees and charges, and investment performance.

Col (6)    A Contribution Year is each Contract Year in which a
           Purchase Payment is made and each later year measured from the start of the Contract Year in which the Purchase Payment was made. In a Contract with a single Purchase Payment, Contribution Years are equal to Contract Years.

Col (7) The withdrawal charge percentage applicable to the withdrawal of a Purchase Payment (and PPB and earnings attributable to that Purchase Payment and PPB) is based on the Contribution Year of the Purchase Payment (and PPB and earnings attributable to the Purchase Payment and PPB) being withdrawn. And for purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which they were received.

Col (8) The Free Withdrawal Amount is equal to the greater of $0 and ([(a) plus (b)] X 10% minus (c)) where:
           (a) = Contract Value less Debt prior to the withdrawal or surrender
           (b) = previous partial withdrawals made during the Contract
           Year (whether or not subject to withdrawal charges)
           (c) = previous partial withdrawals made during the Contract
           Year that were not subject to withdrawal charges.

Col (9) is equal to the lesser of the partial withdrawal or surrender requested and the Free Withdrawal Amount (lesser of Column (4) and Column (8)).

Col (10) is equal to the excess of the partial withdrawal or surrender requested over the withdrawal without surrender charge (greater of $0 and (Column (4) less Column (8)). Note that we do not impose the withdrawal charge on any Purchase
           Payment (or the PPB or earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered more than eight Contribution Years following our receipt of that Purchase Payment.

Col (11) is equal to the withdrawal subject to a withdrawal charge multiplied by the applicable withdrawal charge %
           (Column (10) x Column (7)).

Col (12) is equal to the hypothetical contract value before withdrawal less the amount of the partial withdrawal or surrender requested (Column (5) less Column (4)).

PARTIAL WITHDRAWAL #1--EXPLANATION:

Line (3) A partial withdrawal of $1,000 is requested at the beginning of the 3rd Contract Year. The Free Withdrawal Amount is equal to $1,110 (= the greater of $0 and ([$11,100 + $0] X 10% - $0)) using the formula for
           Column (8) above. The partial withdrawal requested is less than the Free Withdrawal Amount ($1,110), so the entire partial withdrawal is free of withdrawal charges. The
           Contract Value is reduced for the amount of the partial withdrawal ($11,100 - $1,000 = $10,100).

PARTIAL WITHDRAWAL #2 AND PARTIAL WITHDRAWAL #3--EXPLANATION:

Line (4) A partial withdrawal of $500 is requested at the beginning of the 4th Contract Year. The Free Withdrawal Amount is equal to $1,020 (= the greater of $0 and ([$10,200 + $0] X 10% - $0)) using the formula for
           Column (8) above. The partial withdrawal requested is less than the Free Withdrawal Amount ($1,020) so the entire partial withdrawal is free of withdrawal charges. The
           Contract Value is reduced for the amount of the partial withdrawal ($10,200 - $500 = $9,700).

Line (5) --A partial withdrawal of $3,600 is requested in the middle of the 4th Contract Year. The Free Withdrawal Amount is equal to $550 (= the greater of $0 and ([$10,000 + $500] X 10% - $500)) using the formula for
           Column (8) above. In this case, the Free Withdrawal Amount is adjusted for the partial withdrawal that occurred earlier in the same Contract Year. Since the partial withdrawal requested exceeds the Free Withdrawal Amount, $3,050 of the partial withdrawal request is subject to a withdrawal charge
           ($3,050 = $3,600 - $550). For the purpose of calculating the withdrawal charge, the Purchase Payment (and PPB and earnings attributable to the Purchase Payment and PPB) from which the partial withdrawal is being withdrawn, is in it's
           4th Contribution Year. Therefore, the applicable withdrawal charge percentage is 6% and the withdrawal charge is equal to $183 (= 6% X $3,050). The Contract Value is reduced for the amount of the partial withdrawal
           ($10,000 - $3,600 = $6,400).

           --IF AN ADDITIONAL PURCHASE PAYMENT HAD BEEN MADE TO THE
           CONTRACT: The partial withdrawal requested is less than the initial Purchase Payment (and PPB and earnings attributable to that Purchase Payment and PPB) so the entire partial withdrawal would have been assumed to be withdrawn from the initial Purchase Payment (and PPB earnings attributable to that Purchase Payment and PPB) for purposes of calculating the withdrawal charge.

PARTIAL WITHDRAWAL #4--EXPLANATION:

Line (11)  A partial withdrawal of $5,000 is requested at the beginning of the 10th Contract Year. The Free Withdrawal Amount is equal to $890 (= the greater of $0 and [$8,900 + $0] X 10% - $0)) using the formula for Column (8) above. The partial withdrawal exceeds the Free Withdrawal
           Amount. As a result, $4,110 of the partial withdrawal request is subject to a withdrawal charge. However, because the amount being withdrawn is taken from a Purchase Payment
           (and PPB and earnings attributable to a Purchase Payment and PPB) that was made more than eight Contribution Years prior to the partial withdrawal, no withdrawal charge is assessed.
           The Contract Value is reduced for the amount of the partial withdrawal ($8,900 - $5,000 = $3,900).

For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which they were received.

Unless you request otherwise, we deduct any applicable withdrawal charge from the amount of the partial withdrawal. This means that when a withdrawal is requested and a withdrawal charge applies, you will receive a check for less than the amount requested. If you request otherwise and a withdrawal charge applies, we will reduce your Contract Value by the withdrawal charge in addition to the dollar amount sent to you.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, please note that although we currently do not assess a withdrawal charge on Non-Excess Withdrawals, we reserve the right to do so. We will assess a withdrawal charge on Excess Withdrawals if such withdrawals would otherwise be subject to a withdrawal charge. If we assess a withdrawal charge on a Non-Excess Withdrawal or an Excess Withdrawal, we will calculate and impose the charge in the same manner that we would for any partial withdrawal. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


Because Contribution Years are based upon the date each Purchase Payment is made, you may be subject to a withdrawal charge even though the Contract may have been issued many years earlier. (For additional details, see "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD.") For example:

    - You make a $15,000 Purchase Payment in the first Contract Year.

    - You make a $10,000 Purchase Payment in the fourth Contract year.

    - In the fifth Contract Year, the $15,000 Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) is in its fifth Contribution year and the $10,000 Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) is in its second Contribution Year.

The Free Withdrawal Amount and withdrawal charge also generally apply at annuitization to amounts attributable to Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in their eighth Contribution Year or earlier. However, we do not assess a withdrawal charge upon annuitization if you select Annuity Option 2, 3, 4, or 5, or if payments under Annuity Option 1 are scheduled to continue for at least ten years. See "THE ANNUITY PERIOD--ANNUITY OPTIONS" for a discussion of the Annuity Options available.

Currently, we anticipate withdrawal charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

Currently, we do not assess withdrawal charges on required minimum distributions but reserve the right to do so. If we do assess a withdrawal charge, we will calculate and impose the charge in the same manner that we would for any partial withdrawal.

We may reduce or eliminate the withdrawal charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures.

Subject to certain exceptions and state approvals, withdrawal charges also are not assessed on withdrawals:

    - after you have been confined in a skilled health care facility or hospital for at least 90 consecutive days and you remain confined at the time of the request;

    - within 45 days following your discharge from a skilled health care facility after a confinement of at least 90 days; or

    - if you become disabled.

The confinement must begin prior to your 75th birthday and at least two years after the later of the Date of Issue or the date the waiver endorsement was added to your Contract. The disability must begin prior to your 66th birthday and at least two years after the later of the Date of Issue or the date the waiver endorsement was added to your Contract. We must receive satisfactory proof of your disability. The proof may be a statement from your attending physician or any other proof satisfactory to us.

"Disability" is defined as the inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death, or which has lasted or can be expected to last for a continuous period of not less than 12 months.

Such disability or confinement must not be due to:

    - substance abuse, or

    - mental or personality disorder without a demonstrable organic disease (a degenerative brain disease such as Alzheimer's Disease is considered an organic disease).

Skilled Health Care Facility means a place which:

    - is licensed by the state, or certified if your state certifies such facilities, or operated pursuant to law if your state neither licenses nor certifies such facilities;

    - provides skilled nursing care under the supervision of a physician;

    - has twenty-four hour a day nursing services by or under the supervision of a licensed practical nurse (LPN) or a registered nurse (RN); and

    - keeps a medical record in accordance with accepted professional standards and practices for each patient.

Hospital means a place that is licensed by the state as a hospital and is operating within the scope of its license. If your state does not license hospitals, then hospital means a place that is operated as a hospital pursuant to law.

Restrictions and provisions related to the above withdrawal charge waiver are described in the Contract endorsements.

D. COMMUTATION CHARGE

We deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period; or
2) any remaining payments under Annuity Option 1. We deduct this charge to compensate us for any losses we might incur as a result of selling assets we hold to make a lump sum payment to you and for administrative costs in processing commuted values. The charge is equal to the following:

For a fixed Annuity Option:

    1) the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment; LESS

    2) the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment plus 1%.

For a variable Annuity Option:

    1) the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment; LESS

    2) the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment plus 1%.

    - We will determine the present value of any remaining guaranteed Variable Annuity payments by applying the Annuity Unit value next determined after we receive the election to commute the remaining payments at our Service Center.

E. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.

F. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments (not including corresponding PPBs). If we pay state premium taxes, we will deduct the amount paid from:

    - Purchase Payments when we receive them, and/or

    - Partial withdrawals or full surrender, and/or

    - Death benefits, and/or

    - Contract Value applied to an Annuity Option at the time annuity payments start, and/or

    - Annuity payments when we pay them, and/or


    - If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, monthly Settlement Payments when we pay them (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.) If we deduct premium taxes from each annuity payment or each monthly Settlement Payment when we pay them, we will reduce each payment by the premium tax percentage multiplied by the amount of each payment until we have recovered an amount equal to the premium tax that we paid. In no case will we deduct a total of more than the premium tax that we paid.


See "APPENDIX A--State Premium Tax Chart" in the Statement of Additional Information.

G. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

The contract fee may be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable withdrawal charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

    - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

    - the total amount of Purchase Payments to be received and the method in which they will be remitted;

    - any prior or existing relationship with us;

    - the level of commission paid to selling broker-dealers;

    - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

    - the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                               THE ANNUITY PERIOD

Contracts may be fully annuitized under one of several Annuity Options, which are available either on a fixed or variable basis. However, states may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time after the Valuation Date on or next following one year from the Date of Issue. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us prior to the payment of the death benefit or the first annuity payment date to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be after the Valuation Date on or next following the later of the original older Owner's or Annuitant's 90th birthday. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES") We do not permit partial annuitization.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009 and the Maximum Annuity Date has been reached, you may choose the GLWB Rider annuitization option rather than one of the Annuity Options below. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


1.  ANNUITY PAYMENTS

The amount of the first annuity payment depends on:


    - the selected Annuity Option; and



    - the Annuity Option rates derived from the mortality tables specified in the Contract (for Annuity options 2, 3, 4, and 5); and



    - the age and gender of the Annuitant; and



    - the Withdrawal Value on the Annuity Date; and



    - the assumed investment rate (if variable annuitization is elected); and


    - the guaranteed minimum interest rate for annuitizations specified in the Contract (if fixed annuitization is elected).

The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments, where males are expected to have a shorter life span than females, also resulting in larger payments.

Under variable annuitization, you will receive the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. As a result, annuity payments will vary accordingly. If the Annuity Unit Values of the Subaccount(s) in which you invest increase, the amount of your annuity payments will increase. If the Annuity Unit Values of the Subaccount(s) in which you invest decrease, the amount of your annuity payments will decrease.

2.  ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

An election before the Annuity Date will be revoked by: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:


    - Option 2 over the lifetime of the Beneficiary; or


    - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if death occurred prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of 10 years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY


Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at a percentage of the original payment. The percentage payable must be selected at the time the Annuity Option is chosen. The percentages available are 50%, 66 2/3%, 75% and 100%. The greater the percentage provided to the surviving Annuitant, the lower the amount of the original payment . Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of 10 years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

    - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.

    - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

    - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.

3.  ALLOCATION OF ANNUITY

Subject to state variation, when you elect an Annuity Option, you may request that we reallocate your Contract Value on the Annuity Date among the Investment Options you choose to arrange for payments on a fixed or variable basis, or a combination of both. A reallocation on the Annuity Date will not be subject to the transfer restrictions that we would normally impose. If we do not receive an election, any Fixed Account Withdrawal Value will be annuitized on a fixed basis and any Separate Account Withdrawal Value will be annuitized on a variable basis.

Transfers among the Subaccounts during the Annuity Period are permitted subject to certain limitations. We reserve the right to restrict the number of Subaccounts available during the Annuity Period. You may not transfer to or from the Fixed Account during the Annuity Period.

4.  FIXED ANNUITY PAYMENTS

We calculate the portion of the Withdrawal Value that you elected to have paid to you as Fixed Annuity payments. We apply an annuity factor for the Annuity Option that you selected to this value to determine the first Fixed Annuity payment. Each Fixed Annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

5.  VARIABLE ANNUITY PAYMENTS

We calculate the portion of the Withdrawal Value that you elected to have paid to you as Variable Annuity payments from each Subaccount. We apply an annuity factor for the Annuity Option that you selected to this value for each Subaccount to determine the first Variable Annuity payment for that Subaccount. The first Variable Annuity payment for each Subaccount is divided by the Annuity Unit value for that Subaccount to establish the number of Annuity Units per payment for that Subaccount. The number of units will not change after the initial determination unless a transfer occurs or the Annuity Option selected specifies that there is to be a reduction in payments upon the death of an Annuitant. Future Variable Annuity payments are determined by multiplying the number of Annuity

Units per payment for each Subaccount by the Annuity Unit value for that Subaccount at the end of the Valuation Date that each annuity payment is due and summing the result.

6.  BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate (or assumed investment rate if variable annuitization is elected) of 2.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using Scale G to the year 2015. We may offer annuity rates for Fixed Annuity payments that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. We may also offer Variable Annuity payment options based on assumed investment rates other than 2.50%, but not greater than 5.00%.

The tables that we prepare for each annuity option are calculated with an assumed investment rate of 2.50% per annum. If the actual annualized net investment rate in a Subaccount exceeds 2.50% per annum, Variable Annuity payments for that Subaccount will increase. Conversely, if the actual annualized net investment rate for a Subaccount is less than 2.50% per annum, Variable Annuity payments for that Subaccount will decrease.

ANNUITY UNIT VALUE. Annuity Unit values are determined independently for each Subaccount. The Annuity Unit value at the end of any Valuation Period is equal to a. multiplied by b. multiplied by c. where:

    a.  is the Annuity Unit value at the end of the preceding Valuation Period

    b.  is the net investment experience factor for the current Valuation Period

    c. is an interest factor of 0.99993235 for each calendar day in the current Valuation Period. The interest factor offsets the assumed investment rate of 2.5% per annum used in the Contract's annuity tables. A different interest factor will be used if we offer other assumed investment rates.

The net investment experience factor for a Subaccount for the current Valuation Period is equal to x. divided by y. where:

    x. Is the Subaccount's Accumulation Unit value at the end of the current Valuation Period

    y. Is the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period

7.  TRANSFERS DURING THE ANNUITY PERIOD

During the Annuity Period, you may, by written request to our Service Center, transfer Contract Value from one Subaccount to another Subaccount, subject to the following limitations:

    - Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

    - Your interest in a Subaccount must be transferred in increments of 25%.

    - Your annuity payments for the Subaccount you are transferring to must be at least $100 after the transfer. Your annuity payments for the Subaccount you are transferring from must be at least $100 after the transfer, unless the transfer will eliminate your interest in the Subaccount.

    - You may not transfer to or from the Fixed Account.

We calculate the number of Annuity Units per payment for the Subaccount you are transferring to, as A multiplied by B divided by C, where:

    A = The number of Annuity Units per payment for the Subaccount you are transferring from;

    B = The Annuity Unit value of the Subaccount you are transferring from; and

    C = The Annuity Unit value of the Subaccount you are transferring to.

TRANSFER PROCEDURES--We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers involving a Subaccount will be based upon the Annuity Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Annuity Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Annuity Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, change or terminate the transfer privilege at any time.

8.  DEATH PROCEEDS

If the Annuitant dies, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5. If the Owner elects, we will pay a lump sum payment of the present value of the remaining payments in the certain period. The election to receive the lump sum payment must be made within 60 days of our receipt of due proof of death of the Annuitant or joint Annuitants. We deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period; or 2) any remaining payments under Annuity Option 1. The charge is equal to the following:

For a fixed Annuity Option:

    1) the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment; LESS

    2) the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment plus 1%.

For a variable Annuity Option:

    1) the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment; LESS

    2) the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment plus 1%.

        We will determine the present value of any remaining guaranteed Variable Annuity payments by applying the Annuity Unit value next determined after we receive the election to commute the remaining payments at our Service Center.

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If Annuity Option 2 is elected, annuity payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

Under Annuity Option 4, Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

    - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

    - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

9.  PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

10. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any person on whose life the income is based.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be calculated as if those Purchase Payments sent to us had been made at the correct age or gender. Interest not to exceed the lesser of 3% or the maximum allowed by state law compounded each year will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. The Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women and, thus, the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract.

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                          PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, loan, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:


    - during any period when the New York Stock Exchange is closed;



    - when trading is restricted or the SEC determines an emergency exists; or


    - as the SEC by order may permit.

We also may defer any payment or transfer from the Fixed Account for the period permitted by law. During the deferral period, we will continue to credit interest at the current applicable interest rates. This can never be more than six months after you send us the request.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, loans, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, loan, withdrawal, surrender, or annuity payment until such check or draft has been honored.

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                              FEDERAL TAX MATTERS

A.  INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

In this discussion, PPBs are treated as earnings for tax purposes.

B.  OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C.  TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:


    - the Contract must be owned by an individual;



    - Separate Account investments must be "adequately diversified";



    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and


    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:


    - certain Contracts acquired by a decedent's estate due to the death of the decedent;



    - certain Qualified Contracts;


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    - certain Contracts used with structured settlement agreements; and


    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS. Several of the Funds offered through the Separate Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," I.E., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. HOWEVER, IF A NON-QUALIFIED CONTRACT INVESTS IN PUBLICLY-AVAILABLE FUNDS, IT WILL NOT BE TREATED AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly-Available Funds,the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a

                                       62
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period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age (E.G., past age 85), the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments (not including any corresponding PPBs) minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income. Credits we make to your Contract in connection with the PPB are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same way as investment gains). All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

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The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If your Contract contains a GLWB Rider, the application of certain tax rules, particularly those rules relating to distributions from your Contract, are not entirely clear. Please consult a tax advisor before taking distributions from your Contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for Variable Annuity payments is the "investment in the contract" allocated to the variable Annuity Option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for Fixed Annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed Annuity Option and adjusted for any period certain or refund feature, to the expected value of the Fixed Annuity payments. For income tax purposes, the PPB you receive is not considered "investment in the contract." This means the PPB will be taxed.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFITS

Amounts may be distributed upon your or the Annuitant's death. Death benefits are includible in income and:

    - if distributed in a lump sum are taxed like a full withdrawal, or

    - if distributed under an Annuity Option are taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:


    - received on or after you reach age 59 1/2;



    - received due to your disability;



    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;



    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);


    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

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    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment (but not including any corresponding PPBs) made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (E.G. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "AGGREGATION OF CONTRACTS") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

D.  QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such

                                       65
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contribution, are limited under Qualified Plans. If the Contract is used with a
Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses, or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

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SIMPLE IRAS.  The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:


    - Roth IRA contributions are never deductible;



    - "qualified distributions" from a Roth IRA are excludable from income;



    - mandatory distribution rules do not apply before death;



    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;



    - special eligibility requirements apply; and


    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.


All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.


Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such a death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (see "DEATH BENEFITS"). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could

                                       67
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result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



    - earnings on those contributions; and


    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)


For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code,

    - certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and

    - hardship distributions.


Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it


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directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E.  FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F.  OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

3. ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010.

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


4. MEDICARE TAX



Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.


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5. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO



The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.



6. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



7. FOREIGN TAX CREDITS



We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.



8. POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.


G.  SPECIAL TAX CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit riders.

Amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that certain optional benefits (E.G., the GLWB Rider) might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

The death benefit under a Qualified Contract, or any optional death benefit or other optional benefit rider, may increase the amount of any required minimum distributions. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution.

If you are purchased the GLWB Rider in connection with a Qualified Contract, in certain circumstances your ability to access the withdrawal benefit may be limited by the terms of your plan and/or by applicable law.

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                           DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate
Account:


                     EPOCH SECURITIES, INC. ("DISTRIBUTOR")
       MAILING ADDRESS: 30 HUDSON ST., 27TH FLOOR, JERSEY CITY, NJ 07032
              132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772


The Distributor is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS. We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 6.0% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 0.80% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including Account Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any

                                       71
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recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

                                 VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, or the death of an Owner. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, voting rights decrease as Annuity Units decrease.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account. In addition, if you transfer amounts among the Investment Options or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at www.commonwealthannuity.com.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.

                             DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts or from the Fixed Account to a Subaccount or Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar

                                       72
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Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

    - the number of designated monthly transfers has been completed,

    - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

    - we receive your written termination at our Service Center at least five business days before the next transfer date, or

    - the Contract is surrendered or annuitized.

If the Fixed Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

                          AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments (and corresponding PPBs) and rebalance your Separate Account Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Separate Account Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

    - increases and decreases in Separate Account Contract Value in each Subaccount due to Subaccount performance, and

    - increases and decreases in Separate Account Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments (and corresponding PPBs).

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You may elect Automatic Asset Rebalancing at any time on or after the Date of
Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Separate Account Contract Value in the program. We allocate all Purchase Payments (and corresponding PPBs) paid under an automatic investment feature and, unless you instruct us otherwise, all other Purchase Payments (and corresponding PPBs) in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments (and corresponding PPBs) accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.

                           SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the Free Withdrawal Amount, we may assess the withdrawal charge on those amounts. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO THE 10% TAX PENALTY ON EARLY WITHDRAWALS AND TO INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. There is no charge associated with the SWP.

                             SPECIAL CONSIDERATIONS

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment at our Service Center. Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Experts; Financial Statements; Financial Statements of Commonwealth Annuity and Life Insurance Company; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.


                              FINANCIAL STATEMENTS


Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

                                   APPENDIX A

               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

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D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2010. After 2010, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2010 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).


3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

JOINT RETURNS: $89,000-$109,000

SINGLE TAXPAYERS: $55,000-$65,000


The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $167,000 and $177,000. These amounts may be indexed for cost of living increases in future years.


To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2009, depending on the taxpayer's adjusted gross income.


E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2010. After 2010, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation in 2010, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

    (a) the excess of (i) your adjusted gross income for the taxable year, over
    (ii) the "applicable dollar amount," bears to

    (b) $15,000 (or $10,000 if you are married).

For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $166,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $105,000 for any other individual. These amounts may be indexed for cost of living increases in future years.

A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS


1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.


You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.


3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

    1.  To amounts that are rolled over or transferred tax free;

    2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

    3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

    4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

    5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. (TERMINATION

VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

          END OF             TERMINATION    END OF    TERMINATION    END OF    TERMINATION    END OF    TERMINATION
           YEAR                VALUES*       YEAR       VALUES*       YEAR       VALUES*       YEAR       VALUES*
          ------             -----------   --------   -----------   --------   -----------   --------   -----------
1..........................       948          9          9,564        17         21,344        25         36,427
2..........................     1,924         10         10,794        18         23,040        26         38,575
3..........................     2,925         11         12,169        19         24,787        27         40,788
4..........................     3,956         12         13,585        20         26,587        28         43,068
5..........................     5,015         13         15,045        21         28,440        29         45,416
6..........................     6,105         14         16,550        22         30,349        30         47,834
7..........................     7,226         15         18,100        23         32,315
8..........................     8,378         16         19,698        24         34,341

------------------------

*   Includes applicable withdrawal charges

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. (TERMINATION VALUES ARE BASED ON $5,000 SINGLE PREMIUM.)

          END OF             TERMINATION    END OF    TERMINATION    END OF    TERMINATION    END OF    TERMINATION
           YEAR                VALUES*       YEAR       VALUES*       YEAR       VALUES*       YEAR       VALUES*
          ------             -----------   --------   -----------   --------   -----------   --------   -----------
1..........................     4,886          9         5,910         17         7,144         25          8,781
2..........................     4,955         10         5,998         18         7,328         26          9,014
3..........................     5,075         11         6,147         19         7,518         27          9,254
4..........................     5,198         12         6,302         20         7,713         28          9,501
5..........................     5,324         13         6,460         21         7,914         29          9,756
6..........................     5,452         14         6,624         22         8,121         30         10,018
7..........................     5,584         15         6,792         23         8,334
8..........................     5,719         16         6,966         24         8,554

------------------------

*   Includes applicable withdrawal charges

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

The following tables list the Condensed Financial Information of Accumulation Unit values for Accumulation Units outstanding under the Contracts as of December 31, 2009.

Table 1 provides the Condensed Financial Information for Contracts without any optional benefit elected with a total Separate Account Charge of 1.50%.

Table 2 provides the Condensed Financial Information for Contracts with the Optional Step-Up Death Benefit Rider elected, an additional 0.20% rider charge, resulting in a Separate Account Charge of 1.70%.

In the tables below, no number is shown when there were no Accumulation Units outstanding at the end of the period.

              TABLE 1--CONTRACT WITHOUT OPTIONAL BENEFITS ELECTED
   (SEPARATE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE SEPARATE
                                    ACCOUNT)


                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        0.930            1.033          1.000
  End of Period.......................................        1.051            0.930          1.033
Number of Units Outstanding at End of Period..........       46.127            1.517            N/A

GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.616            0.996          1.000
  End of Period.......................................        0.766            0.616          0.996
Number of Units Outstanding at End of Period..........       26.873             4.56            N/A

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        1.051            1.034          1.000
  End of Period.......................................        1.102            1.051          1.034
Number of Units Outstanding at End of Period..........      484.235          420.028            N/A

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        0.595            1.021          1.000
  End of Period.......................................        0.929            0.595          1.021
Number of Units Outstanding at End of Period..........      108.474            9.876            N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        0.637            0.987          1.000
  End of Period.......................................        0.740            0.637          0.987
Number of Units Outstanding at End of Period..........       21.988            2.823          0.030

GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        1.018            1.011          1.000
  End of Period.......................................        1.005            1.018          1.011
Number of Units Outstanding at End of Period..........    4,016.045        3,269.558            N/A

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        0.585            1.023          1.000
  End of Period.......................................        0.850            0.585          1.023
Number of Units Outstanding at End of Period..........       28.429            2.479          0.182

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.548            1.033          1.000
  End of Period.......................................        0.693            0.548          1.033
Number of Units Outstanding at End of Period..........       37.228            8.338            N/A

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.607            0.937          1.000
  End of Period.......................................        0.760            0.607          0.937
Number of Units Outstanding at End of Period..........       22.359            0.229          0.014

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        0.599            0.968          1.000
  End of Period.......................................        0.714            0.599          0.968
Number of Units Outstanding at End of Period..........        0.523              N/A            N/A

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................        0.979            1.046          1.000
  End of Period.......................................        1.140            0.979          1.046
Number of Units Outstanding at End of Period..........        3.347              N/A            N/A

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................        0.457            0.993          1.000
  End of Period.......................................        0.605            0.457          0.993
Number of Units Outstanding at End of Period..........      121.936           20.048            N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................        0.550            1.027          1.000
  End of Period.......................................        0.765            0.550          1.027
Number of Units Outstanding at End of Period..........       44.827            1.002            N/A

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................        0.596            0.944          1.000
  End of Period.......................................        0.838            0.596          0.944
Number of Units Outstanding at End of Period..........      213.380            0.736            N/A

FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.................................        0.691            0.998          1.000
  End of Period.......................................        0.924            0.691          0.998
Number of Units Outstanding at End of Period..........      154.855            0.330            N/A

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.................................        0.618            0.939          1.000
  End of Period.......................................        0.786            0.618          0.939
Number of Units Outstanding at End of Period..........      251.642           10.572          0.053

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.................................        0.719            1.020          1.000
  End of Period.......................................        0.874            0.719          1.020
Number of Units Outstanding at End of Period..........       68.940           14.106            N/A

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.................................        0.612            0.989          1.000
  End of Period.......................................        0.760            0.612          0.989
Number of Units Outstanding at End of Period..........       19.601            2.086          0.151

FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND
  (CLASS 2)*
Unit Value:
  Beginning of Period.................................        0.771            1.045          1.000
  End of Period.......................................        0.926            0.771          1.045
Number of Units Outstanding at End of Period..........       46.933            7.828            N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.................................        0.567            0.999          1.000
  End of Period.......................................        0.733            0.567          0.999
Number of Units Outstanding at End of Period..........       43.273            5.405            N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period.................................        0.694            1.011          1.000
  End of Period.......................................        0.875            0.694          1.011
Number of Units Outstanding at End of Period..........       14.210            1.966            N/A

INVESCO V.I. LEISURE FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period.................................        0.520            0.930          1.000
  End of Period.......................................        0.679            0.520          0.930
Number of Units Outstanding at End of Period..........          N/A              N/A            N/A

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.594            1.071          1.000
  End of Period.......................................        0.845            0.594          1.071
Number of Units Outstanding at End of Period..........       73.092           11.434          0.041

JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.645            1.177          1.000
  End of Period.......................................        0.928            0.645          1.177
Number of Units Outstanding at End of Period..........       49.864            9.466            N/A

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        0.710            0.999          1.000
  End of Period.......................................        0.929            0.710          0.999
Number of Units Outstanding at End of Period..........       43.347            9.703          0.012

OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.551            0.993          1.000
  End of Period.......................................        0.660            0.551          0.993
Number of Units Outstanding at End of Period..........       31.327            4.756            N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.589            1.001          1.000
  End of Period.......................................        0.809            0.589          1.001
Number of Units Outstanding at End of Period..........      428.679           15.881          0.120

OPPENHEIMER MAIN STREET SMALL CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................        0.583            0.953          1.000
  End of Period.......................................        0.786            0.583          0.953
Number of Units Outstanding at End of Period..........      120.855            4.461            N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................        0.882            1.047          1.000
  End of Period.......................................        1.028            0.882          1.047
Number of Units Outstanding at End of Period..........       25.983            8.029            147

PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................        0.669            1.007          1.000
  End of Period.......................................        0.763            0.669          1.007
Number of Units Outstanding at End of Period..........        5.693            0.634            N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................        0.475            1.152          1.000
  End of Period.......................................        0.814            0.475          1.152
Number of Units Outstanding at End of Period..........      646.279           46.816          0.006

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (CLASS I)
Unit Value:
  Beginning of Period.................................        0.576            0.938          1.000
  End of Period.......................................        0.848            0.596          0.938
Number of Units Outstanding at End of Period..........       87.015              N/A            N/A

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................        0.630            0.970          1.000
  End of Period.......................................        0.778            0.630          0.970
Number of Units Outstanding at End of Period..........        7.645            0.175            N/A

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................        0.793            1.012          1.000
  End of Period.......................................        0.937            0.793          1.012
Number of Units Outstanding at End of Period..........      131.508           56.191            N/A

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.................................        0.566            1.002          1.000
  End of Period.......................................        0.721            0.566          1.002
Number of Units Outstanding at End of Period..........       11.472            6.386            N/A

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.................................        0.677            1.012          1.000
  End of Period.......................................        0.840            0.677          1.012
Number of Units Outstanding at End of Period..........      288.131           15.307            N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................        0.600            1.005          1.000
  End of Period.......................................        0.760            0.600          1.005
Number of Units Outstanding at End of Period..........      406.155          339.944          0.265

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES
  FUND (CLASS A)
Unit Value:
  Beginning of Period.................................        0.449            0.953          1.000
  End of Period.......................................        0.591            0.449          0.953
Number of Units Outstanding at End of Period..........       23.486            0.415            N/A

GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.................................        0.534            0.919          1.000
  End of Period.......................................        0.658            0.534          0.919
Number of Units Outstanding at End of Period..........       51.806            1.451          0.067

GOLDMAN SACHS TOLLKEEPER FUND (CLASS A)
Unit Value:
  Beginning of Period.................................        0.613            1.140          1.000
  End of Period.......................................        1.021            0.613          1.140
Number of Units Outstanding at End of Period..........      454.367              N/A            N/A

   TABLE 2--CONTRACT WITH OPTIONAL STEP-UP DEATH BENEFIT RIDER OPTION ELECTED (SEPARATE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE SEPARATE
                                    ACCOUNT)


                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................       0.927           1.032            1.000
  End of Period.......................................       1.046           0.927            1.032
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.614           0.996            1.000
  End of Period.......................................       0.762           0.614            0.996
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................       1.048           1.034            1.000
  End of Period.......................................       1.097           1.048            1.034
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................       0.593           1.020            1.000
  End of Period.......................................       0.925           0.593            1.020
Number of Units Outstanding at End of Period..........       0.265           0.055              N/A

GOLDMAN SACHS VIT LARGE CAP VALUE FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................       0.636           0.986            1.000
  End of Period.......................................       0.737           0.636            0.986
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       1.016           1.011            1.000
  End of Period.......................................       1.000           1.016            1.011
Number of Units Outstanding at End of Period..........     125.159           0.302              N/A

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................       0.583           1.022            1.000
  End of Period.......................................       0.846           0.583            1.022
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
(SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.547           1.032            1.000
  End of Period.......................................       0.690           0.547            1.032
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.605           0.936            1.000
  End of Period.......................................       0.757           0.605            0.936
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................       0.598           0.967            1.000
  End of Period.......................................       0.711           0.598            0.967
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................       0.977           1.045            1.000
  End of Period.......................................       1.135           0.977            1.045
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................       0.456           0.992            1.000
  End of Period.......................................       0.602           0.456            0.992
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................       0.548           1.026            1.000
  End of Period.......................................       0.762           0.548            1.026
Number of Units Outstanding at End of Period..........       0.193           0.197              N/A

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.................................       0.595           0.943            1.000
  End of Period.......................................       0.834           0.595            0.943
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.................................       0.690           0.998            1.000
  End of Period.......................................       0.919           0.690            0.998
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.................................       0.616           0.938            1.000
  End of Period.......................................       0.782           0.616            0.938
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.................................       0.717           1.019            1.000
  End of Period.......................................       0.869           0.717            1.019
Number of Units Outstanding at End of Period..........       0.341           0.349              N/A

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.................................       0.610           0.988            1.000
  End of Period.......................................       0.756           0.610            0.988
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND
  (CLASS 2)*
Unit Value:
  Beginning of Period.................................       0.769           1.045            1.000
  End of Period.......................................       0.921           0.769            1.045
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.................................       0.566           0.999            1.000
  End of Period.......................................       0.729           0.566            0.999
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period.................................       0.692           1.010            1.000
  End of Period.......................................       0.871           0.692            1.010
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

INVESCO V.I. LEISURE FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period.................................       0.519           0.929            1.000
  End of Period.......................................       0.676           0.519            0.929
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.592           1.070            1.000
  End of Period.......................................       0.841           0.592            1.070
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.644           1.176            1.000
  End of Period.......................................       0.824           0.644            1.176
Number of Units Outstanding at End of Period..........       0.302           0.308              N/A

JANUS ASPEN MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.708           0.999            1.000
  End of Period.......................................       0.925           0.708            0.999
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.550           0.992            1.000
  End of Period.......................................       0.657           0.550            0.992
Number of Units Outstanding at End of Period..........       0.314           0.056              N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.588           1.001            1.000
  End of Period.......................................       0.805           0.588            1.001
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.................................       0.879           1.046            1.000
  End of Period.......................................       1.024           0.879            1.046
Number of Units Outstanding at End of Period..........       0.200           0.039              N/A

OPPENHEIMER MAIN STREET SMALL CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.................................       0.581           0.952            1.000
  End of Period.......................................       0.782           0.581            0.952
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................       0.667           1.006            1.000
  End of Period.......................................       0.759           0.667            1.006
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................       0.473           1.151            1.000
  End of Period.......................................       0.810           0.473            1.151
Number of Units Outstanding at End of Period..........       0.318           0.071              N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (CLASS I)
Unit Value:
  Beginning of Period.................................       0.594           0.937            1.000
  End of Period.......................................       0.844           0.594            0.937
Number of Units Outstanding at End of Period..........       0.281           0.058              N/A

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................       0.629           0.969            1.000
  End of Period.......................................       0.774           0.629            0.969
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................       0.791           1.011            1.000
  End of Period.......................................       0.933           0.791            1.011
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.................................       0.565           1.001            1.000
  End of Period.......................................       0.718           0.565            1.001
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.................................       0.676           1.011            1.000
  End of Period.......................................       0.836           0.676            1.011
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................       0.598           1.004            1.000
  End of Period.......................................       0.756           0.598            1.004
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES
  FUND (CLASS A)
Unit Value:
  Beginning of Period.................................       0.448           0.952            1.000
  End of Period.......................................       0.588           0.448            0.952
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.................................       0.533           0.918            1.000
  End of Period.......................................       0.655           0.533            0.918
Number of Units Outstanding at End of Period..........         N/A             N/A              N/A

                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                                  2009             2008             2007
-----------                                             --------------   --------------   --------------
GOLDMAN SACHS TOLLKEEPER FUND (CLASS A)
Unit Value:
  Beginning of Period.................................       0.611           1.140            1.000
  End of Period.......................................       1.017           0.611            1.140
Number of Units Outstanding at End of Period..........       0.169           0.173              N/A


------------------------


* Effective April 30, 2010, FT VIP Templeton Global Asset Allocation Fund was liquidated.



Please note funds not listed in the above tables are not available until May 1, 2010, therefore, unit value information was not available as of December 31, 2009.

                                   APPENDIX C



             GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER



Effective June 1, 2009, we stopped offering the optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider with Contracts issued on or after that date. This does not affect GLWB Riders issued prior to June 1, 2009. The following information is provided for the benefit of Contract Owners who purchased the GLWB Rider prior to June 1, 2009.



DEFINITIONS



The following are definitions of important terms we use in connection with describing the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider:



COVERED PERSON is:



    - The person (or persons in the case of GLWB Plus For Two) whose life we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity
     Date). The Rider's benefits are based on the life of the Covered Person(s). If the Contract is owned by a non-natural person, we will treat the older Annuitant on the Date of Issue as the older Owner for purposes of determining the Covered Person.



MAXIMUM ANNUITY DATE means:



    - The latest Valuation Date on which annuity payments may commence.



GUARANTEED WITHDRAWAL BALANCE means:



    - The total amount we guarantee to be available to you (or your Beneficiary after your death) as Non-Excess Withdrawals or as monthly Settlement Payments if you meet the Rider's conditions.



    - On the Date of Issue, the initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). See "GUARANTEED AMOUNTS" below for information on how the Guaranteed Withdrawal Balance is affected by Non-Excess and Excess Withdrawals and additional Purchase Payments.



GUARANTEED WITHDRAWAL AMOUNT means:



    - The ANNUAL amount we guarantee to make available for Non-Excess Withdrawals each Contract Year prior to the Lifetime Income Date or to pay in monthly installments as Settlement Payments on and after the Benefit Phase Start Date (if such date occurs before the Lifetime Income Date), until the Guaranteed Withdrawal Balance is reduced to zero.



    - On the Date of Issue, the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance. See "GUARANTEED AMOUNTS" below for information on how the Guaranteed Withdrawal Amount is affected by Non-Excess and Excess Withdrawals and additional Purchase Payments.



LIFETIME INCOME BASE means:



    - The amount that is used to determine the Lifetime Income Amount on and after the Lifetime Income Date and the charge for the GLWB Rider.



    - On the Date of Issue, the initial Lifetime Income Base is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). See "GUARANTEED AMOUNTS" below for information on how the Lifetime Income Base is affected by Non-Excess and Excess Withdrawals, additional Purchase Payments, and any Bonuses or Step-Ups.

LIFETIME INCOME AMOUNT means:



    - The ANNUAL amount we guarantee to make available for Non-Excess Withdrawals each Contract Year on and after the Lifetime Income Date or to pay in monthly installments as Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity Date), while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later.



    - On the Lifetime Income Date, the initial Lifetime Income Amount is equal to 5% of your Lifetime Income Base on that date (subject to a maximum of $250,000). We do not calculate the Lifetime Income Amount prior to the Lifetime Income Date. See "GUARANTEED AMOUNTS" below for information on how the Lifetime Income Amount is affected by Non-Excess and Excess Withdrawals, additional Purchase Payments, and any Bonuses or Step-Ups.



LIFETIME INCOME DATE means:



    - The Contract Anniversary on or after the Covered Person reaches age 65, or the Date of Issue if the Covered Person is age 65 or older at the time of purchase of the Contract. In the case of GLWB Plus For Two, we use the life of the older Covered Person to determine the Lifetime Income Date. If the older Covered Person dies before the Lifetime Income Date and the surviving Covered Person chooses to continue the Contract, we will use the life of the surviving Covered Person to redetermine the Lifetime Income Date.



GROSS WITHDRAWAL means:



    - The amount of a partial or full withdrawal from the Contract. This amount will be subject to any withdrawal charges, premium taxes, federal and state income taxes and penalty taxes, and, in the case of a full surrender, the contract fee and a pro rata portion of the GLWB Rider charge, as applicable.



NON-EXCESS WITHDRAWAL means a Gross Withdrawal that:



    - does NOT cause total Gross Withdrawals during a Contract Year beginning PRIOR TO the Lifetime Income Date to exceed the Guaranteed Withdrawal Amount; or



    - does NOT cause total Gross Withdrawals during a Contract Year beginning on or after the Lifetime Income Date to exceed the Lifetime Income Amount; or



    - is taken under a "life expectancy" program established by us (see "LIFE EXPECTANCY DISTRIBUTIONS" below) if no Gross Withdrawals are taken that are not part of the program. Any Gross Withdrawals that are taken that are not part of the program and any future "life expectancy" program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals.



EXCESS WITHDRAWAL means a Gross Withdrawal that:



    - causes total Gross Withdrawals during a Contract Year beginning PRIOR TO the Lifetime Income Date to exceed the Guaranteed Withdrawal Amount (or if such total withdrawals have already exceeded the Guaranteed Withdrawal Amount); or



    - causes total Gross Withdrawals during a Contract Year beginning ON OR AFTER the Lifetime Income Date to exceed the Lifetime Income Amount (or if such total withdrawals have already exceeded the Lifetime Income Amount).



    - Note: If Gross Withdrawals are currently being taken under a "life expectancy" program established by us (see "LIFE EXPECTANCY DISTRIBUTIONS" below), any Gross Withdrawals that are taken that are not part of the program and any future "life expectancy" program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals.



SETTLEMENT PAYMENTS mean:



    - Payments we make to you on and after the Benefit Phase Start Date or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity Date). These payments may be subject to premium taxes as well as federal and state income taxes and penalty taxes.



BENEFIT PHASE occurs:



    - when the Contract Value is reduced to zero due to:



       - a Non-Excess Withdrawal; OR



       - poor market performance; OR



       - the assessment of Contract fees and charges, including the GLWB Rider charge



    - AND either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after any of the above occurs is greater than zero.



STEP-UP means:



    - An increase in the Lifetime Income Base on certain anniversary dates due to positive market performance as reflected in your Contract Value.



BONUS means:



    - An increase in the Lifetime Income Base if you do not take withdrawals during a specified period of time.



                                     * * *



THE GLWB RIDER



If you are concerned that poor investment performance in the Subaccounts may adversely impact the amount of money you can withdraw from your Contract, for an additional charge the optional Guaranteed Lifetime Withdrawal Benefit Rider ("GLWB Rider") provides certain guarantees. In general, and subject to certain conditions, the GLWB Rider guarantees the following:



    1. Prior to the Lifetime Income Date: We will make the GUARANTEED WITHDRAWAL AMOUNT available for Non-Excess Withdrawals each Contract Year or we will pay it in monthly installments as Settlement Payments if your Contract enters the Benefit Phase before the Lifetime Income Date, until the Guaranteed Withdrawal Balance is reduced to zero. If you limit your withdrawals to Non-Excess Withdrawals, we will only decrease the Guaranteed Withdrawal Balance by the amount of each withdrawal and we will not decrease the Guaranteed Withdrawal Amount. If you begin receiving monthly Settlement Payments, we will reduce the Guaranteed Withdrawal Balance by the amount of each payment. Your initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes and not including any PPB). Your initial Guaranteed Withdrawal Amount is equal to 5% of your initial Guaranteed Withdrawal Balance.



    2.  If your Contract Value is greater than zero on the Lifetime Income Date:
       We will make the LIFETIME INCOME AMOUNT available for Non-Excess Withdrawals each Contract Year on and after the Lifetime Income Date (if you have not annuitized your Contract) or we will pay it in monthly installments as Settlement Payments on and after the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity
       Date) or if your

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       Contract enters the Benefit Phase prior to the Maximum Annuity Date. This guarantee applies on and after the Lifetime Income Date, while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later. If you limit your withdrawals to Non-Excess Withdrawals, we will only decrease the Guaranteed Withdrawal Balance by the amount of each withdrawal and we will not decrease the Lifetime Income Amount. If you begin receiving monthly Settlement Payments, we will reduce the Guaranteed Withdrawal Balance by the amount of each payment.



    3. After the Covered Person's death (or the death of the last surviving Covered Person in the case of the GLWB Plus for Two), your Beneficiary will receive the remaining Guaranteed Withdrawal Balance as a lump sum death benefit (if greater than the standard death benefit or any optional death benefit you elected) in certain cases or in monthly installments as Settlement Payments (until the Guaranteed Withdrawal Balance is reduced to zero) in others. This guarantee applies even if the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) on or after the Maximum Annuity Date, if you elect the GLWB Rider annuitization option on the Maximum Annuity Date.



The Guaranteed Withdrawal Amount is only available prior to the Lifetime Income Date. The Lifetime Income Amount is only available on and after the Lifetime Income Date (if your Contract Value is greater than zero on the Lifetime Income
Date). If you take ANY withdrawals prior to the Lifetime Income Date, the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount that was previously available. If we increase the Lifetime Income Base for a Bonus or a Step-Up, we will increase the Lifetime Income Amount and it may be higher than the Guaranteed Withdrawal Amount that was previously available.



As described in more detail below, we will increase the Guaranteed Withdrawal Balance, Lifetime Income Base, and Lifetime Income Amount (on or after the Lifetime Income Date) when you make additional Purchase Payments, subject to limits. As described in more detail below, we may increase the Guaranteed Withdrawal Amount (prior to the Lifetime Income Date) when you make additional Purchase Payments.



We make the above guarantees subject to the rules below:



    - You limit your withdrawals each Contract Year to Non-Excess Withdrawals.



    - You do not annuitize under one of the Annuity Options in the Contract.



    - You do not terminate or surrender the Contract.



    - There is no divorce prior to the Benefit Phase Start Date.



    - In the case of the GLWB Plus For One, a Non-Qualified Contract with joint Owners must be continued if the Owner who is not the Covered Person dies.



    - In the case of the GLWB Plus For Two, if a Covered Person who is an Owner dies, the other Covered Person (if living) must continue the Contract.



THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT DOES NOT GUARANTEE CONTRACT VALUE OR THE PERFORMANCE OF ANY INVESTMENT OPTION.



IMPORTANT: We offered two coverage options: where the GLWB Rider covers one Covered Person ("GLWB Plus For One") and where the GLWB Rider covers two Covered Persons ("GLWB Plus For Two"). If both Owners of a Non-Qualified Contract are spouses, or if there is one Owner and a spouse who is the sole Beneficiary, you chose whether there are one or two Covered Persons. Please pay careful attention to this designation, as it impacts the GLWB Rider charge and whether the guarantees provided by the GLWB Rider will continue for the life of the surviving spouse.

IMPORTANT CONSIDERATIONS



AN ADDITIONAL MONTHLY CHARGE IS IMPOSED FOR THIS BENEFIT AND THE COVERED PERSON(S) MUST REACH THE LIFETIME INCOME DATE AND REMAIN LIVING TO RECEIVE CERTAIN BENEFITS. SINCE THE WITHDRAWAL BENEFIT OF THE GLWB RIDER IS ACCESSED THROUGH REGULAR NON-EXCESS WITHDRAWALS, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. CERTAIN QUALIFIED CONTRACTS MAY HAVE WITHDRAWAL RESTRICTIONS WHICH MAY LIMIT THE BENEFIT OF THE GLWB RIDER. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THE GLWB RIDER.



ALSO, THE GLWB RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT AND CONTAINS AGE CAPS, PURCHASE PAYMENT LIMITATIONS, AND RESTRICTIONS ON AN OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES.



Please carefully consider the following:



    - All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner(s) reach(es) age 59 1/2.



    - You may only allocate Purchase Payments and transfer Contract Value among certain Investment Options (see "INVESTMENT OPTION RESTRICTIONS" below).



    - We impose additional limitations on Purchase Payments (see "MAKING ADDITIONAL PURCHASE PAYMENTS" below).



    - You may not cancel the Rider once it is issued.



    - You begin paying the GLWB Rider charge as of the first Monthiversary following the Date of Issue, even if you do not begin taking withdrawals for many years. If you choose not to take withdrawals, we will not refund the GLWB Rider charge.



    - Unless the sole Owner is a non-natural person, the Owner and Annuitant must be the same individual (additional Annuitants are not permitted), and if your Contract has joint Owners, each Owner must be an Annuitant.



    - You cannot change or add any Owner, joint Owner, Annuitant, or joint Annuitant, unless such change is permitted by us in connection with death or divorce. If you elected GLWB Plus For Two, or you elected GLWB Plus For One and your Contract has joint Owners, you also cannot change or add any Beneficiary, unless such change is permitted by us in connection with death or divorce.



    - There are restrictions regarding who may be named as an Owner, joint Owner, Annuitant, joint Annuitant, and Beneficiary (see "NAMING OF OWNERS, ANNUITANTS, AND BENEFICIARIES" below).



    - Any Settlement Payments that we make are subject to our financial strength and claims-paying ability.



    - Excess Withdrawals may significantly reduce or eliminate the value of the guarantees provided by the Rider.



PURCHASING THE GLWB RIDER



Prior to its discontinuance, the GLWB Rider was only available to Qualified Contracts. The GLWB Rider was available only by electing it on the initial Contract application, and could not be elected after the Date of Issue.

In the case of GLWB Plus For One, the Rider could be elected only if the Covered Person had not attained age 76. In the case of joint Owners, the age of the older Owner determined eligibility. Where the Owner is a non-natural person, we determined eligibility by the age of the older Annuitant on the Date of Issue.



In the case of GLWB Plus For Two, the Rider could be elected only if the older Covered Person had not attained age 76. Also, both Covered Persons must have had birthdates less than 6 years apart from each other. For example, assume you purchased a Contract on November 1, 2007 and you wished to select GLWB Plus For
Two:



    - EXAMPLE 1: You are born July 1, 1942 and your spouse is born June 1, 1948. Since your birthdates are 5 years and 11 months apart, you may elect GLWB Plus For Two.



    - EXAMPLE 2: You are born July 1, 1942 and your spouse is born August 1, 1948. Since your birthdates are 6 years and 1 month apart, you may NOT elect GLWB Plus For Two.



We required due proof of age before issuing the Rider. We reserved the right to accept or refuse to issue the GLWB Rider at our sole discretion. We reserved the right to discontinue offering the Rider at any time. The Rider was not available in all states.



COVERED PERSONS



If both Owners of a Non-Qualified Contract are spouses, or if there is one Owner and a spouse who is the sole Beneficiary, you chose whether there will be one or two Covered Persons. This designation impacts the GLWB Rider charge and whether the guarantees provided by the GLWB Rider will continue for the life of the surviving spouse. You chose either the GLWB Plus For One or the GLWB Plus For Two when you elected the GLWB Rider.



In the case of GLWB Plus For One, the Covered Person is the person whose life we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elected the GLWB Rider annuitization option on the Maximum Annuity Date). If there is more than one Owner, the Covered Person is the older Owner on the Date of Issue. If the Contract is owned by a non-natural person, we treat the older Annuitant on the Date of Issue as the older Owner for purposes of determining the Covered Person.



In the case of GLWB Plus For Two, you and your spouse are the Covered Persons whose lives we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity Date).



We determine the Covered Person(s) at the time you elected the Rider. A Covered Person cannot be added or changed after the Date of Issue.



NAMING OF OWNERS, ANNUITANTS, AND BENEFICIARIES



Unless the sole Owner is a non-natural person, the Owner and Annuitant must be the same individual (additional Annuitants are not permitted), and if your Contract has joint Owners, each Owner must be an Annuitant. If the Owner is a non-natural person, we will treat each Annuitant as an Owner under the GLWB Rider, and all Owner provisions and restrictions apply to such Annuitants.



You cannot change or add any Owner, joint Owner, Annuitant, or joint Annuitant, unless such change is permitted by us in connection with death or divorce. If you elected GLWB Plus For Two, or you elected GLWB Plus For One and your Contract has joint Owners, you also cannot change or add any Beneficiary, unless such change is permitted by us in connection with death or divorce.

IF YOU DID NOT HAVE A SPOUSE ON THE DATE OF ISSUE:



    - You could have elected only GLWB Plus For One. You must be named as the sole Owner, and any Beneficiary may be named. You are the Covered Person.



IF YOU DID HAVE A SPOUSE ON THE DATE OF ISSUE:



For Qualified Contracts:



       - Under the Internal Revenue Code of 1986, as amended (the "Code"), only one spouse may be named as the sole Owner.



       - If you elected GLWB Plus For One, any Beneficiary may be named (spouse or non-spouse). The Covered Person is the sole Owner.



       - If you elected GLWB Plus For Two, the other spouse must be named as the sole Beneficiary. The Covered Persons is the sole Owner and the sole Beneficiary.



For Non-Qualified Contracts, you chose one of the following options:



    1)  one spouse was named as the sole Owner



       - If you elected GLWB Plus For One, any Beneficiary may be named (spouse or non-spouse). The Covered Person is the sole Owner.



       - If you elected GLWB Plus For Two, the other spouse must be named as the sole Beneficiary. The Covered Persons is the sole Owner and the sole Beneficiary.



                                      OR:



    2)  both spouses were named as joint Owners and Beneficiaries



       - If you elected GLWB Plus For One, the Covered Person is the older Owner



       - If you elected GLWB Plus For Two, the Covered Persons is both Owners.



A spouse must qualify as a "spouse" under the Code.



INVESTMENT OPTION RESTRICTIONS



If you elected the GLWB Rider, you may only allocate your Purchase Payments and transfer your Contract Value among the following Investment Options:



    - Goldman Sachs Balanced Strategy Portfolio (Class A)



    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)



    - Goldman Sachs Growth Strategy Portfolio (Class A)



    - Goldman Sachs VIT Money Market Fund (Service Shares)



YOU MAY NOT ALLOCATE ANY PORTION OF YOUR PURCHASE PAYMENTS OR CONTRACT VALUE TO ANY INVESTMENT OPTION NOT LISTED ABOVE. YOU MAY NOT ALLOCATE PURCHASE PAYMENTS OR TRANSFER CONTRACT VALUE TO THE FIXED ACCOUNT.



You should consult with your financial adviser to assist you in determining which Investment Options available with the GLWB Rider are best suited for your financial needs and risk tolerance. We reserve the right to impose additional restrictions on Investment Options at any time.

GLWB RIDER CHARGE



We assess an additional monthly charge for the GLWB Rider that compensates us for the costs and risks we assume in providing the benefits under the Rider.



    - In the case of GLWB Plus For One, on the Date of Issue, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.50%, of the Lifetime Income Base on that Monthiversary.



    - In the case of GLWB Plus For Two, on the Date of Issue, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.75%, of the Lifetime Income Base on that Monthiversary.



WE RESERVE THE RIGHT TO INCREASE THE GLWB RIDER CHARGE ON THE EFFECTIVE DATE OF EACH STEP-UP. WE GUARANTEE, HOWEVER, THAT THE MONTHLY GLWB RIDER CHARGE WILL NEVER EXCEED 1.00% FOR GLWB PLUS FOR ONE OR 1.50% FOR GLWB PLUS FOR TWO, OF THE LIFETIME INCOME BASE ON EACH MONTHIVERSARY. If we decide to increase the GLWB Rider charge at the time of a Step-Up, then you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up by notifying us at our Service Center in writing.



We will deduct a pro rata share of the monthly GLWB Rider charge from the amount otherwise due:



    1) If you take an Excess Withdrawal on any date other than a Monthiversary and such withdrawal reduces the Contract Value to zero.



    2)  On the Annuity Date.



    3)  Upon surrender of the Contract.



All charges for the GLWB Rider will cease upon termination (see "TERMINATING THE GLWB RIDER" below).



When we deduct the charge for the GLWB Rider, we will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which we received such Purchase Payments.



GUARANTEED AMOUNTS



THE GUARANTEED WITHDRAWAL BALANCE. On the Date of Issue, the initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). Your Guaranteed Withdrawal Balance can never be more than $5 million. Your Guaranteed Withdrawal Balance will never be less than zero.



THE LIFETIME INCOME BASE. On the Date of Issue, the initial Lifetime Income Base is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). The amount of the GLWB Rider charge and the Lifetime Income Amount will increase if the Lifetime Income Base increases. Your Lifetime Income Base can never be more than $5 million. Your Lifetime Income Base will never be less than zero.



NOTE: The Guaranteed Withdrawal Balance and Lifetime Income Base are not cash values or surrender values, are not available to Owners, are not minimum returns for any Subaccount, and are not guarantees of any Contract Value.



THE GUARANTEED WITHDRAWAL AMOUNT. On the Date of Issue, the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance. Your Guaranteed Withdrawal Amount can never be more than $250,000.

THE LIFETIME INCOME AMOUNT. On the Lifetime Income Date, the initial Lifetime Income Amount is equal to 5% of your Lifetime Income Base on that date. We do not calculate the Lifetime Income Amount prior to the Lifetime Income Date. Your Lifetime Income Amount can never be more than $250,000.



NOTE: If you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the previously available Guaranteed Withdrawal Amount.



Non-Excess Withdrawals, Excess Withdrawals, additional Purchase Payments, Bonuses, and Step-Ups may have an effect on the value of the Guaranteed Withdrawal Balance, the Lifetime Income Base, the Guaranteed Withdrawal Amount, and the Lifetime Income Amount, as follows:



IF:                                         THEN:
---                                         -----
You take a Non-Excess Withdrawal              - we will decrease your Guaranteed Withdrawal Balance;
                                              - prior to the Lifetime Income Date:
                                                - we will decrease your Lifetime Income Base; and
                                                - we will not change your Guaranteed Withdrawal
                                                Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will not change your Lifetime Income Base; and
                                                - we will not change your Lifetime Income Amount.
                                            (See "TAKING WITHDRAWALS" below)

You take an Excess Withdrawal                 - we will decrease your Guaranteed Withdrawal Balance;
                                              - we will decrease your Lifetime Income Base;
                                              - prior to the Lifetime Income Date:
                                                - we will decrease your Guaranteed Withdrawal
                                                Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will decrease your Lifetime Income Amount.
                                            (See "TAKING WITHDRAWALS" below.)

You make an additional Purchase Payment       - we will increase your Guaranteed Withdrawal Balance;
                                              - we will increase your Lifetime Income Base;
                                              - prior to the Lifetime Income Date:
                                                - we will recalculate your Guaranteed Withdrawal
                                                Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will increase your Lifetime Income Amount.
                                            (See "MAKING ADDITIONAL PURCHASE PAYMENTS" below)

We apply a Bonus and/or Step-Up               - we will not change your Guaranteed Withdrawal
                                              Balance;
                                              - we will not change your Guaranteed Withdrawal
                                              Amount;
                                              - we will increase your Lifetime Income Base; and
                                              - on or after the Lifetime Income Date:
                                                - we will increase your Lifetime Income Amount;
                                            (See "BONUS" and "STEP-UP" below)



TAKING WITHDRAWALS



IMPORTANT CONSIDERATIONS



You may be assessed charges and penalties if you take withdrawals:



    - Although we currently do not assess a withdrawal charge on Non-Excess Withdrawals, we reserve the right to do so. We will assess a withdrawal charge on Excess Withdrawals if such withdrawals would otherwise be subject to a withdrawal charge. If we assess a withdrawal charge on a Non-Excess Withdrawal or an Excess Withdrawal, we will calculate and impose the charge in the same manner that we would for any partial withdrawal. All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, will reduce the remaining Free Withdrawal Amount in any Contract Year. (See "WITHDRAWAL CHARGE" in the Prospectus)



    - All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner(s) reach(es) age 59 1/2. (See "FEDERAL TAX MATTERS" in the Prospectus)



You should carefully consider when to begin taking Non-Excess Withdrawals.



    - You may reduce the value of the guarantees provided by the GLWB Rider, depending on when you begin taking Non-Excess Withdrawals. For example, because Non-Excess Withdrawals taken prior to the Lifetime Income Date reduce your Lifetime Income Base, such withdrawals will result in a lower initial Lifetime Income Amount (when calculated on the Lifetime Income
     Date).



    - If you delay taking Non-Excess Withdrawals, you may be paying for a benefit you are not using.



Please consult your financial adviser as to the appropriate time for you to begin taking Non-Excess Withdrawals.



NON-EXCESS WITHDRAWALS



IF:                                         THEN:
---                                         -----
You take a Non-Excess Withdrawal prior to
  the Lifetime Income Date:                 1.We will decrease the Guaranteed Withdrawal Balance by
                                              the amount of the withdrawal.
                                            2.We will decrease the Lifetime Income Base to equal the
                                              greater of:
                                              - the Lifetime Income Base immediately prior to the
                                              withdrawal minus the amount of the withdrawal; OR
                                              - the Lifetime Income Base immediately prior to the
                                              withdrawal multiplied by the Proportional Reduction
                                              Factor.
                                            3.Your Guaranteed Withdrawal Amount will not change.

                                            THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR
                                            CONTRACT VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR
                                            CONTRACT VALUE IMMEDIATELY PRIOR THE WITHDRAWAL.



IF:                                         THEN:
---                                         -----
You take a Non-Excess Withdrawal on or
  after the Lifetime Income Date:           1.We will decrease the Guaranteed Withdrawal Balance by
                                              the amount of the withdrawal.
                                            2.Your Lifetime Income Base will not change.
                                            3.Your Lifetime Income Amount will not change.



THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT PREVIOUSLY AVAILABLE IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR LIFETIME INCOME DATE.



NOTE: If you choose to receive only a part of, or none of, your Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable, in any given Contract Year, you should understand that annual

Non-Excess Withdrawals are not cumulative. You cannot carry over any unused Non-Excess Withdrawals to any future Contract Years.



EXCESS WITHDRAWALS



IF:                                         THEN:
---                                         -----
You take an Excess Withdrawal prior to the
  Lifetime Income Date:                     1.We will decrease the Guaranteed Withdrawal Balance
                                            equal to the LESSER of:
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal minus the amount of the withdrawal;
                                              OR
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal multiplied by the Proportional
                                              Reduction Factor.
                                            2.We will decrease the Guaranteed Withdrawal Amount to
                                              equal the Guaranteed Withdrawal Amount immediately
                                              prior to the withdrawal multiplied by the Proportional
                                              Reduction Factor.
                                            3.We will decrease the Lifetime Income Base to equal the
                                              Lifetime Income Base immediately prior to the
                                              withdrawal multiplied by the Proportional Reduction
                                              Factor.

                                            THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR
                                            CONTRACT VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR
                                            CONTRACT VALUE IMMEDIATELY PRIOR THE WITHDRAWAL.



IF:                                         THEN:
---                                         -----
You take an Excess Withdrawal on or after
  the Lifetime Income Date:                 1.We will decrease the Guaranteed Withdrawal Balance to
                                              equal the LESSER of:
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal minus the amount of the withdrawal;
                                              OR
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal multiplied by the Proportional
                                              Reduction Factor.
                                            2.We will decrease the Lifetime Income Base to equal the
                                              Lifetime Income Base immediately prior to the
                                              withdrawal multiplied by the Proportional Reduction
                                              Factor.
                                            3.We will decrease the Lifetime Income Amount to equal
                                            5% of the new Lifetime Income Base.

                                            THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR
                                            CONTRACT VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR
                                            CONTRACT VALUE IMMEDIATELY PRIOR THE WITHDRAWAL.



THE GLWB RIDER IS DESIGNED FOR YOU TO TAKE NON-EXCESS WITHDRAWALS EACH CONTRACT YEAR. THE GLWB RIDER IS NOT DESIGNED FOR TAKING EXCESS WITHDRAWALS. TAKING EXCESS WITHDRAWALS COULD HAVE NEGATIVE CONSEQUENCES:



    - EXCESS WITHDRAWALS COULD REDUCE YOUR GUARANTEED WITHDRAWAL BALANCE AND LIFETIME INCOME BASE BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE WITHDRAWAL. THIS MEANS THAT THE AMOUNT OF TOTAL GROSS WITHDRAWALS YOU MAKE AND/OR MONTHLY SETTLEMENT PAYMENTS YOU RECEIVE

     UNDER THE RIDER COULD BE LESS THAN THE TOTAL OF YOUR PURCHASE PAYMENTS (LESS ANY PREMIUM TAXES AND NOT INCLUDING CORRESPONDING PPBS).



    - EXCESS WITHDRAWALS MAY REDUCE OR EVEN ELIMINATE YOUR FUTURE GUARANTEED WITHDRAWAL AMOUNT AND FUTURE LIFETIME INCOME AMOUNT.



    - WE WILL SURRENDER YOUR CONTRACT, AND YOU WILL LOSE THE GUARANTEES PROVIDED BY THE GLWB RIDER, IF YOUR CONTRACT VALUE IS REDUCED TO ZERO DUE TO EXCESS WITHDRAWALS. YOU WILL NOT RECEIVE ANY FURTHER BENEFITS UNDER THE GLWB RIDER.



MAKING ADDITIONAL PURCHASE PAYMENTS



You may make additional Purchase Payments at any time prior to the earlier of the Benefit Phase Start Date or the Covered Person's 76th birthday (or the older Covered Person's 76th birthday in the case of GLWB Plus For Two), subject to the limitations discussed below.



PURCHASE PAYMENTS PRIOR TO THE LIFETIME INCOME DATE. If we receive a Purchase Payment prior to the Lifetime Income Date, we will increase the Guaranteed Withdrawal Balance and the Lifetime Income Base by the amount of the Purchase Payment (less any premium taxes and not including the corresponding PPB) (subject to a maximum limit of $5 million).



We also will recalculate the Guaranteed Withdrawal Amount to equal the greater of:



    - the Guaranteed Withdrawal Amount immediately before the Purchase Payment;
     or



    - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment.



PURCHASE PAYMENTS ON OR AFTER THE LIFETIME INCOME DATE. If we receive a Purchase Payment on or after the Lifetime Income Date, we will increase the Guaranteed Withdrawal Balance and the Lifetime Income Base by the amount of the Purchase Payment (less any premium taxes and not including the corresponding
PPB) (subject to a maximum limit of $5 million).



On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to our receipt of a Purchase Payment. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base following the Purchase Payment.



PURCHASE PAYMENT LIMITATIONS.  Please note the following limits on Purchase
Payments:



    - We reserve the right to refuse to accept additional Purchase Payments at any time to the extent permitted in the state we issue your Contract.



    - You must obtain our prior approval if your Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation.



    - We will not accept an additional Purchase Payment on or after the first Contract Anniversary without our prior approval if the total of your Purchase Payments on and after the first Contract Anniversary would exceed $100,000. If you own a Qualified Contract, we will waive our requirement for prior approval of any Purchase Payments made in connection with a systematic investment program approved by us. We will aggregate multiple Contracts you own for purposes of the $100,000 limitation.



All other limitations on Purchase Payments, as set forth in "Purchase Payments," also apply. We reserve the right to impose additional limitations on Purchase Payments at any time. We do not include PPBs credited to your Contract Value when calculating any of these limits.

BONUS



A Bonus is available for a limited time (the "Bonus Period"). The Bonus is an incentive for you to defer taking withdrawals until after the Bonus Period. The Bonus Period begins on the first Contract Anniversary and ends on the earlier of:



    - the 10th Contract Anniversary; or



    - the Contract Anniversary immediately following the Contract Year in which the Covered Person (or the older original Covered Person in the case of GLWB Plus For Two) reaches age 80.



If you have never taken a withdrawal, we will increase the Lifetime Income Base by a Bonus on each Contract Anniversary during the Bonus Period (subject to the maximum Lifetime Income Base limit of $5 million). Each time you qualify for a Bonus, we will increase the Lifetime Income Base by an amount equal to 5% multiplied by total Purchase Payments (less any premium taxes and not including corresponding PPBs).



On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to a Bonus. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base after the Bonus.



We will apply any Bonus before we determine if a Step-Up applies on any Contract Anniversary.



Once you take a withdrawal, we will not apply any future Bonuses to the Lifetime Income Base.



NOTE: A Bonus increases the Lifetime Income Base, but it is not available in cash and has no effect on your Contract Value.



STEP-UP



If your Contract Value on any "Step-Up Date" during the "Step-Up Period" is greater than the Lifetime Income Base on that date, we will automatically increase your Lifetime Income Base to equal the Contract Value (subject to the maximum Lifetime Income Base limit of $5 million).



On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to a Step-Up. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base following the Step-Up.



We will apply any Bonus before we determine if a Step-Up applies on any Contract Anniversary.



STEP-UP PERIOD. The Step-Up Period begins on the Date of Issue and ends on the Contract Anniversary immediately following the Contract Year in which the Covered Person (or the older original Covered Person in the case of GLWB Plus For Two) reaches age 90. NO STEP-UPS WILL OCCUR AFTER THE END OF THE STEP-UP PERIOD.



STEP-UP DATES. During the Step-Up Period, we schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Date of Issue and every Contract Anniversary thereafter (E.G. , the 10th, 11th, 12th, etc.) while the GLWB Rider is in effect, and on the Lifetime Income Date.



INCREASE IN GLWB RIDER CHARGE: If we Step-Up the Lifetime Income Base, we reserve the right to increase the monthly GLWB Rider charge up to a maximum of 1.00% for GLWB Plus For One or 1.50% for GLWB Plus For Two, on an annual basis, of the Lifetime Income Base on each Monthiversary (see "GLWB RIDER CHARGE" above). If we decide to increase the GLWB Rider charge at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up by notifying us at our Service Center in writing.



If you decline an automatic Step-Up, you will have the option to elect to Step-Up the Lifetime Income Base within 30 days of subsequent Step-Up Dates by submitting a written request to our Service

Center. If you decide to Step-Up the Lifetime Income Base, we will thereafter resume automatic Step-Ups.



BENEFIT PHASE



The Contract enters the Benefit Phase IF:



    - the Contract Value is reduced to zero due to:



       - a Non-Excess Withdrawal; OR



       - poor market performance; OR



       - the assessment of Contract fees and charges, including the GLWB Rider charge



    - AND either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after any of the above occurs is greater than zero.



The date the Contract enters the Benefit Phase is called the Benefit Phase Start Date.



Note that the Contract will only be eligible to enter the Benefit Phase if:



    - In the case of GLWB Plus For One:



       1. the Covered Person was the sole Owner on the Date of Issue and the Covered Person lives until the Benefit Phase Start Date; OR



       2. both Owners live until the Benefit Phase Start Date (in the case of a Non-Qualified Contract with joint Owners); or



       3. a Non-Qualified Contract with joint Owners is continued if the Owner who is not a Covered Person dies, and the Covered Person then lives until the Benefit Phase Start Date.



    - In the case of GLWB Plus For Two:



       1.  both Covered Persons live until the Benefit Phase Start Date; OR



       2. a Covered Person who is not an Owner dies and the surviving Covered Person lives until the Benefit Phase Start Date; OR



       3. the Contract is continued after the death of an Owner and the surviving Covered Person then lives until the Benefit Phase Start Date.



On the Benefit Phase Start Date we will terminate the GLWB Rider and all other rights and benefits under the Contract, including death benefits and any additional riders. We will not accept additional Purchase Payments and we will not deduct the GLWB Rider charge after the Benefit Phase Start Date.



During the Benefit Phase, we will pay you monthly Settlement Payments. Total monthly Settlement Payments received in the Benefit Phase (by you or your Beneficiary) will not be less than the Guaranteed Withdrawal Balance on the Benefit Phase Start Date, unless your Beneficiary chooses to commute any remaining monthly Settlement Payments on the death of the Covered Person (or the death of the last surviving Covered Person in the case of GLWB Plus For Two).



NOTE: If the Benefit Phase Start Date occurs before the Lifetime Income Date, monthly Settlement Payments will continue until the Guaranteed Withdrawal Balance is reduced to zero. You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is reduced to zero after the first monthly Settlement Payment. If the Benefit Phase Start Date occurs on or after the Lifetime Income Date, monthly Settlement Payments will continue while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later. You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is equal to zero on the Benefit Phase Start Date (or is reduced to zero after the first monthly Settlement Payment) and the Covered Person dies (or last surviving Covered Person dies in the case of GLWB Plus for Two) before the next monthly Settlement Payment.



Changes to Owners and Beneficiaries on and after the Benefit Period Start Date are subject to the same restrictions that would apply if the Contract entered the Annuity Period. (See "OWNERS, ANNUITANTS, AND BENEFICIARIES" in the Prospectus)



IF THE BENEFIT PHASE START DATE OCCURS BEFORE THE LIFETIME INCOME DATE:



If the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is less than or equal to $2,000:



    - The first and only Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the Guaranteed Withdrawal Balance.



If the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is greater than $2,000:



    - The first monthly Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the lesser of:



       - the Guaranteed Withdrawal Amount minus total Gross Withdrawals taken during the current Contract Year (but in no event less than zero) plus the Guaranteed Withdrawal Amount divided by twelve; or



       - the Guaranteed Withdrawal Balance.



    - We will decrease the Guaranteed Withdrawal Balance by the amount of the first monthly Settlement Payment. If the Guaranteed Withdrawal Balance following the first monthly Settlement Payment is greater than zero, we will pay you recurring monthly Settlement Payments (beginning one month after the Benefit Phase Start Date) equal to the Guaranteed Withdrawal Amount divided by twelve, and we will reduce the Guaranteed Withdrawal Balance by the amount of each payment until the Guaranteed Withdrawal Balance is equal to zero. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly Settlement Payment may be less than the remaining Guaranteed Withdrawal Amount divided by twelve.



    EXAMPLE:



    If:  The Guaranteed Withdrawal Balance on the Benefit Phase Start Date =
       $20,100
       The Guaranteed Withdrawal Amount = $6,000
       Total Gross Withdrawals taken during the current Contract Year = $3,000, then



           The first monthly Settlement Payment will be equal to $3,500 (= Minimum ($20,100, $6,000 - $3,000 + ($6,000 / 12))). The Guaranteed
           Withdrawal Balance after the first monthly Settlement Payment will be equal to $16,600 (= $20,100 - $3,500). Thereafter, we will pay you monthly Settlement Payments of $500 (= $6,000 / 12), and we will reduce the Guaranteed Withdrawal Balance by $500 for each monthly Settlement Payment, until the Guaranteed Withdrawal Balance is reduced to zero. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $20,100 - 1 X $3,500 - 33 X $500) after the
           34th payment. Therefore, the last monthly Settlement Payment (the 35th payment) will be equal to $100.



    - If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.



IF THE BENEFIT PHASE START DATE OCCURS ON OR AFTER THE LIFETIME INCOME DATE:



    - The first monthly Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the Lifetime Income Amount minus total Gross Withdrawals taken during the current Contract Year (but in no event less than zero) plus the Lifetime Income Amount divided by twelve.



    - You will then receive recurring monthly Settlement Payments (beginning one month after the Benefit Phase Start Date) for the rest of the Covered Person's life (or the last surviving Covered Person's life in the case of GLWB Plus For Two) equal to the Lifetime Income Amount divided by twelve. We will reduce the Guaranteed Withdrawal Balance by the amount of each monthly Settlement Payment we make to you. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly Settlement Payment may be less than the Lifetime Income Amount divided by twelve.



    EXAMPLE:



    If:  The Guaranteed Withdrawal Balance on the Benefit Phase Start Date =
       $20,100
       The Lifetime Income Amount = $6,000
       Total Gross Withdrawals taken during the current Contract Year = $3,000, then



           The first monthly Settlement Payment will be equal to $3,500 (= Minimum ($20,100, $6,000 - $3,000 + ($6,000 / 12)). The Guaranteed
           Withdrawal Balance after the first monthly Settlement Payment will be equal to $16,600 (= $20,100 - $3,500). Thereafter, we will pay you monthly Settlement Payments of $500 (= $6,000 / 12) for the rest of the Covered Person's life (or for the rest of the last surviving Covered Person's life in the case of GLWB Plus For Two). We will reduce the Guaranteed Withdrawal Balance by $500 for each of these payments as we make them. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to your Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $20,100 - 1 X $3,500 - 33 X $500) after the 34th payment. If the
           Covered Person has died (or if the last surviving Covered Person has died in the case of GLWB Plus For Two) before the 35th payment, the last monthly Settlement Payment (the 35th payment) will be equal to $100, otherwise we will continue to make monthly Settlement Payments of $500 until the Covered Person's death (or the last surviving Covered Person's death in the case of GLWB Plus For Two).



       NOTE: Under Qualified Contracts, we may make higher monthly Settlement Payments before the Guaranteed Withdrawal Balance is reduced to zero, if we determine that we must do so based on our calculations of your minimum required distribution. In this case, after the Guaranteed Withdrawal Balance is reduced to zero, we will make monthly Settlement Payments equal to the Lifetime Income Amount divided by twelve, provided that a Covered Person is still living at that time.

    - If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.



NOTE: If there is one living Covered Person on the Benefit Phase Start Date and the Benefit Phase Start Date occurs on or after the Lifetime Income Date, the duration of monthly Settlement Payments on and after the Benefit Phase Start Date will be based on that Covered Person's life only, regardless of who is named as an Annuitant. If there are two living Covered Persons on the Benefit Phase Start Date and the Benefit Phase Start Date occurs on or after the Lifetime Income Date, the duration of monthly Settlement Payments on and after the Benefit Phase Start Date will be based on both Covered Person's lives, regardless of who is named as an Annuitant.



NOTE: In the event of divorce, there are cases where we will terminate the GLWB Rider on the Valuation Date that we receive due proof of divorce or the Valuation Date that we receive due proof of death of the first Owner to die. In some cases, the Contract will not be eligible to enter the Benefit Phase after the date of divorce. See "DIVORCE " below



GLWB RIDER DEATH BENEFIT



GLWB RIDER DEATH BENEFIT BEFORE THE BENEFIT PHASE START DATE



If the GLWB Rider Death Benefit is payable in the situations outlined below, the GLWB Rider Death Benefit will be equal to the greater of (A) or (B), less any premium taxes, where:



    (A) = The Contract Value on the Valuation Date we receive due proof of death



    (B) = The Guaranteed Withdrawal Balance on the Valuation Date we receive due proof of death



We will calculate any GLWB Rider Death Benefit on the Valuation Date we receive due proof of death.



1) GLWB PLUS FOR ONE



If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects to take the Contract death benefit as a lump sum under our current administrative procedures, the following will apply:



IF:                                         THEN:
---                                         -----
The Covered Person is the deceased Owner:     - We will pay the GLWB Rider Death Benefit instead of
                                              the standard death benefit or any optional death
                                              benefit you elected if the GLWB Rider Death Benefit is
                                              greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is NOT the deceased        - We will NOT pay the GLWB Rider Death Benefit.
Owner:
  NOTE: THIS SITUATION CAN ONLY ARISE IF      - We will terminate the GLWB Rider on the Valuation
  JOINT OWNERS ARE NAMED ON THE DATE OF       Date we receive due proof of death.
  ISSUE.

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects NOT to take the Contract death benefit as a lump sum, the following will apply:



IF:                                         THEN:
---                                         -----
The Covered Person is the deceased Owner,     - We will pay the GLWB Rider Death Benefit instead of
the Beneficiary is the deceased Owner's       the standard death benefit or any optional death
surviving spouse, and the Beneficiary         benefit you elected if the GLWB Rider Death Benefit is
chooses NOT to continue the Contract:         greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is the deceased Owner,     - We will apply the GLWB Rider Death Benefit instead
the Beneficiary is the deceased Owner's       of the standard death benefit or any optional death
surviving spouse, and the Beneficiary         benefit you elected if the GLWB Rider Death Benefit is
chooses to continue the Contract:             greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is the deceased Owner      - We will pay the GLWB Rider Death Benefit instead of
and the Beneficiary is NOT the deceased       the standard death benefit or any optional death
Owner's surviving spouse:                     benefit you elected if the GLWB Rider Death Benefit is
                                              greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is NOT the deceased        - We will NOT apply the GLWB Rider Death Benefit.
Owner, the sole Beneficiary is the
deceased Owner's surviving spouse, and the    - We will NOT terminate the GLWB Rider--the Rider will
Beneficiary chooses to continue the           continue unchanged.
Contract:
  NOTE: THIS SITUATION CAN ONLY ARISE IF      - The surviving Owner may add or change any
  JOINT OWNERS ARE NAMED ON THE DATE OF       Beneficiary (spouse or non-spouse).
  ISSUE.

The Covered Person is NOT the deceased        - We will NOT pay the GLWB Rider Death Benefit.
Owner, the sole Beneficiary is the
deceased Owner's surviving spouse, and the    - We will terminate the GLWB Rider on the Valuation
Beneficiary chooses NOT to continue the       Date we receive due proof of death.
Contract:
  NOTE: THIS SITUATION CAN ONLY ARISE IF
  JOINT OWNERS ARE NAMED ON THE DATE OF
  ISSUE.



2) GLWB PLUS FOR TWO



If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects to take the Contract death benefit as a lump sum under our current administrative procedures, the following will apply:



    - If the Covered Person is the deceased Owner and the Beneficiary is not the other Covered Person:



       1. We will pay the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit you elected if the GLWB Rider Death Benefit is greater.



       2. We will terminate the GLWB Rider on the Valuation Date we receive due proof of death.

    NOTE: THIS SITUATION CAN ARISE ONLY IF BOTH OF THE COVERED PERSONS HAVE
     DIED.



    - Otherwise, we will not pay the GLWB Rider Death Benefit and we will terminate the GLWB Rider on the Valuation Date we receive due proof of death.



If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects NOT to take the Contract death benefit as a lump sum, the following will apply:



IF:                                         THEN:
---                                         -----
The Covered Person is the deceased Owner      - We will pay the GLWB Rider Death Benefit instead of
and the Beneficiary is not the other          the standard death benefit or any optional death
Covered Person:                               benefit you elected if the GLWB Rider Death Benefit is
  NOTE: THIS SITUATION CAN ARISE ONLY IF      greater.
  BOTH OF THE COVERED PERSONS HAVE DIED.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

A Covered Person is the deceased Owner,       - We will NOT apply the GLWB Rider Death Benefit.
the Beneficiary is the deceased Owner's
surviving spouse (and the other Covered       - We will NOT terminate the GLWB Rider--the Rider will
Person), and the Beneficiary chooses to       continue unchanged.
continue the Contract:
  NOTE: THIS SITUATION CAN ARISE IF ONLY      - If the Beneficiary (who is the surviving spouse) was
  ONE OF THE COVERED PERSONS HAS DIED.        not an Owner of the Contract, the Beneficiary will
                                              become the new Owner and new Annuitant. The new or
                                              surviving Owner may add or change any Beneficiary
                                              (spouse or non-spouse).

A Covered Person is the deceased Owner,       - We will NOT pay the GLWB Rider Death Benefit.
the Beneficiary is the deceased Owner's
surviving spouse (and the other Covered       - We will terminate the GLWB Rider on the Valuation
Person), and the Beneficiary chooses NOT      Date we receive due proof of death.
to continue the Contract:
  NOTE: THIS SITUATION CAN ARISE IF ONLY
  ONE OF THE COVERED PERSONS HAS DIED.



In the case of GLWB Plus For Two, the Rider will continue unchanged and we will not pay the GLWB Rider Death Benefit upon the death of a Covered Person who is not an Owner. In this case, the surviving Owner may add or change any Beneficiary (spouse or non-spouse).



We will pay or apply any GLWB Rider Death Benefit due upon the death of an Owner before the Benefit Phase Start Date in the same manner that we pay or apply the Contract death benefit when an Owner's death occurs before the Annuity Date and, in all circumstances, in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable. Please note that Contract continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. Consult a tax adviser for more information.

GLWB RIDER DEATH BENEFIT ON OR AFTER THE BENEFIT PHASE START DATE



If a Covered Person (or the last surviving Covered Person, in the case of GLWB Plus For Two) dies on or after the Benefit Phase Start Date, we will continue to make the same recurring monthly Settlement Payments that were being made prior to the Covered Person's death to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. If the Benefit Phase Start Date occurs before the Lifetime Income Date, then the last monthly Settlement Payment may be less than the Guaranteed Withdrawal Amount divided by twelve. If the Benefit Phase Start Date occurs on or after the Lifetime Income Date, then the last monthly Settlement Payment may be less than the Lifetime Income Amount divided by twelve.



We will pay or apply any GLWB Rider Death Benefit due upon the death of an Owner on or after the Benefit Phase Start Date in the same manner that we pay or apply the Contract death benefit when an Owner's death occurs on or after the Annuity Date and, in all circumstances, in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable. In some cases, the amount of each monthly Settlement Payment we make to the Beneficiary may be greater than the minimum distribution that might otherwise be required.



NOTE: In the event of divorce, there are cases where we will terminate the GLWB Rider on the Valuation Date that we receive due proof of divorce or the Valuation Date that we receive due proof of death of the first Owner to die. In some cases, the GLWB Rider Death Benefit will not be payable on the death of an Owner, as outlined above, after the date of divorce. See "DIVORCE" below.



ANNUITIZATION



On the Annuity Date, you must elect one of the following Options:



    Option 1:  Elect to surrender the Contract, and we will terminate the GLWB
               Rider and pay you the Withdrawal Value (see "WITHDRAWALS AND
               SURRENDERS DURING THE ACCUMULATION PERIOD" in the Prospectus);

    Option 2:  Elect to receive annuity payments under your Contract, and we will terminate the GLWB Rider and apply your Withdrawal Value as of the Annuity Date to an Annuity Option (see "ANNUITY PERIOD" in the
               Prospectus);

               If the Maximum Annuity Date has been reached, elect to apply your Withdrawal Value to the GLWB Rider annuitization option. Under the GLWB Rider annuitization option, we will pay you monthly Settlement
    Option 3:  Payments equal to the Lifetime Income Amount divided by twelve for the rest of the Covered Person's life (or the last surviving
               Covered Person's life in the case of GLWB Plus For Two), beginning on the Maximum Annuity Date. We will reduce the Guaranteed
               Withdrawal Balance by the amount of each monthly Settlement Payment we make to you. If the Covered Person dies (or the last surviving
               Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly
               Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly
               Settlement Payment may be less than the Lifetime Income Amount divided by twelve.

               NOTE: Total monthly Settlement Payments received on and after the Maximum Annuity Date (by you or your Beneficiary) will not be less than the Guaranteed Withdrawal Balance on the Maximum Annuity Date, unless your Beneficiary chooses to commute any remaining monthly Settlement Payments on the death of the Covered Person (or the death of the last surviving Covered Person in the case of GLWB Plus For Two).

               NOTE: You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is equal to zero on the Maximum Annuity Date (or is reduced to zero after the first monthly Settlement Payment) and the Covered Person dies (or last surviving Covered Person dies in the case of GLWB Plus for Two) before the next monthly Settlement Payment.

               NOTE:  Under Qualified Contracts, we may make higher monthly
                      Settlement Payments before the Guaranteed Withdrawal Balance is reduced to zero, if we determine that we must do so based on our calculations of your minimum required distribution.
                      In this case, after the Guaranteed Withdrawal Balance is reduced to zero, we will make monthly Settlement Payments equal to the Lifetime Income Amount divided by twelve, provided that a Covered Person is still living at that time.

                      If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.



EXAMPLE:



If:  The Contract has reached the Maximum Annuity Date



    The Withdrawal Value on the Maximum Annuity Date = $2,000



    The Guaranteed Withdrawal Balance on the Maximum Annuity Date = $17,100



    The Lifetime Income Amount = $6,000



    You elect Option 3 above, then



    We will pay you monthly Settlement Payments of $500 (= $6,000 / 12) for the rest of the Covered Person's life (or the last surviving Covered Person's life in the case of GLWB Plus For Two). We will reduce the Guaranteed Withdrawal Balance by $500 for each of these payments as we make them. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus for Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to your Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $17,100 - 34 X $500) after the 34th payment. If the Covered Person has died (or the last surviving Covered Person has died in the case of GLWB Plus For Two) before the 35th payment, the last monthly Settlement Payment (the 35th payment) will be equal to $100, otherwise we will continue to make monthly Settlement Payments of $500 until the Covered Person's death (or the last surviving Covered Person's death in the case of GLWB Plus For Two).



Please consult your financial adviser as to which option is most appropriate for you.



Note that you will only be eligible to elect Option 3 on the Maximum Annuity Date if:



    - In the case of GLWB Plus For One:



       1. the Covered Person was the sole Owner on the Date of Issue and the Covered Person lives until the Maximum Annuity Date; OR



       2. both Owners live until the Maximum Annuity Date (in the case of a Non-Qualified Contract with joint Owners); OR



       3. a Non-Qualified Contract with joint Owners is continued if the Owner who is not a Covered Person dies, and the Covered Person then lives until the Maximum Annuity Date.

    - In the case of GLWB Plus For Two:



       1.  both Covered Persons live until the Maximum Annuity Date; OR



       2. a Covered Person who is not an Owner dies and the surviving Covered Person lives until the Maximum Annuity Date; OR



       3. the Contract is continued after the death of an Owner and the surviving Covered Person then lives until the Maximum Annuity Date.



If the Contract reaches the Maximum Annuity Date, and you elect Option 3 above, and there is one living Covered Person at that time, the duration of monthly Settlement Payments on and after the Maximum Annuity Date will be based on that Covered Person's life only, regardless of who is named as an Annuitant. If the Contract reaches the Maximum Annuity Date, and you elect Option 3 above, and there are two living Covered Persons at that time, the duration of monthly Settlement Payments on and after the Maximum Annuity Date will be based on both Covered Person's lives, regardless of who is named as an Annuitant.



We must receive written notification of your election of one of the above Options at least 15 days before the Annuity Date. If the Maximum Annuity Date has been reached and we have not received an election, you will be deemed to elect the Option (Option 2 or Option 3) that would result in the higher initial monthly payment on the Maximum Annuity Date. We will not deduct the GLWB Rider charge after the Annuity Date.



LOANS



The Loan privilege described in the Contract is not available if you elected the GLWB Rider.



DIVORCE



In the event of divorce, the former spouses must provide due proof of divorce to us at our Service Center. WE MAKE A LIMITED NUMBER OF EXCEPTIONS (IDENTIFIED BELOW) WITH RESPECT TO CHANGING AN OWNER AND/OR BENEFICIARY IN CONNECTION WITH DIVORCE. THE COVERED PERSON (OR BOTH COVERED PERSONS IN THE CASE OF GLWB PLUS FOR TWO) MAY LOSE GLWB RIDER BENEFITS IN THE EVENT OF DIVORCE.



1) If the date of divorce occurs prior to the Benefit Phase Start Date and the Annuity Date:



    - If due proof of divorce indicates that one of the following changes is to be made to an Owner and/or Beneficiary (effective as of the date of divorce), we will permit the change and the GLWB Rider will continue:



       1. If the Contract has joint Owners and both Owners are Covered Persons, we will permit one of the Owners to be removed from the Contract.



       2. If the Contract has joint Owners and only one of the Owners is a Covered Person, we will permit the Owner who is not a Covered Person to be removed from the Contract.



       3. If the Contract has a sole Owner, we will permit the Owner to be removed from the Contract if the sole Beneficiary who is also a Covered Person becomes the sole Owner of the Contract.



       4. If the Contract has a sole Beneficiary who is a Covered Person, we will permit the sole Beneficiary to be removed from the Contract.



       5. If the Contract has a sole Owner, and the Owner is the only Covered Person, we will permit the Owner to change or add any Beneficiary (spouse or non-spouse).

    After the change or removal of an Owner and/or Beneficiary, the remaining Owner (who will be the only Covered Person) may change or add any Beneficiary (spouse or non-spouse). Any amounts withdrawn from the Contract in connection with or following the divorce will be treated as Non-Excess Withdrawals or Excess Withdrawals as the case may be, pursuant to the above "Taking Withdrawals" provisions.



NOTE: In the case of GLWB Plus for Two, we will treat the removal of a Covered Person in the same manner as if Covered Person had been removed due to death.



    - If due proof of divorce indicates that there are to be no changes to an Owner and/or Beneficiary (effective as of the date of divorce):



       - If the date of death of the first former spouse to die occurs prior to the Benefit Phase Start Date, then either:



           - The GLWB Rider will continue if the deceased former spouse was not an Owner of the Contract. No GLWB Rider Death Benefit will be payable in connection with this death. The surviving Owner may then change or add any Beneficiary (spouse or non-spouse).



                                      OR:



           - We will terminate the GLWB Rider on the Valuation Date we receive due proof of death of the first former spouse to die, if the former spouse was an Owner of the Contract. If the first former spouse to die was the only Covered Person on the date of death, we will pay the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit elected if the GLWB Rider Death Benefit is greater. Otherwise, no GLWB Rider Death Benefit will be payable in connection with this death.



       - If both former spouses are still living on the Benefit Phase Start Date, we will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.



       - If the Maximum Annuity Date has been reached, and both former spouses are still living on that date, and you elect the GLWB Rider annuitization option on that date, we will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.



    - If due proof of divorce indicates that an Owner and/or Annuitant and/or Beneficiary is to be changed, added, or removed (effective as of the date of divorce), and it is not specifically permitted above, the Rider will terminate on the earlier of the Valuation Date we receive due proof of divorce or the Valuation Date we receive due proof of death of the first Owner to die. The Contract will not be eligible to enter the Benefit Phase after the date of divorce and no GLWB Rider Death Benefit will be payable on the death of an Owner after the date of divorce. In this case, we will refund any GLWB Rider charges between the date of divorce and the date that the GLWB Rider is terminated.



2)  If the date of divorce occurs on or after the Benefit Phase Start Date:



    - We will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

3) If the date of divorce occurs on or after the Maximum Annuity Date and you elected the GLWB Rider annuitization option on the Maximum Annuity Date:



    - We will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.



OTHER PROVISIONS



If you elected the GLWB Rider, all other provisions of your Contract and the Prospectus that do not conflict with the provisions of the GLWB Rider apply, such as "Transfers During the Accumulation Period" and "Withdrawals and Surrenders During the Accumulation Period" in the Prospectus.



TERMINATING THE GLWB RIDER



You may not terminate the GLWB Rider once it is in effect. However, we will terminate the GLWB Rider automatically upon the earliest of:



    - the Valuation Date that the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero (we will treat this as a surrender);



    - the Annuity Date;



    - the Benefit Phase Start Date;



    - the Valuation Date we receive due proof of an Owner's death, in certain circumstances (see "GLWB RIDER DEATH BENEFIT" above);



    - the Valuation Date we receive due proof of divorce or the Valuation Date we receive due proof of the death of the first Owner to die after divorce, in certain circumstances (see "DIVORCE" above); or



    - termination or surrender of the Contract.



Once the GLWB Rider terminates, it cannot be reelected or reinstated. All charges for the GLWB Rider will cease upon termination.



MISSTATEMENT OF AGE



If any Owner or Covered Person's age has been misstated, we may change the Covered Person in the case of GLWB Plus for One. We will terminate the GLWB Rider if the Contract would not have been eligible to elect the GLWB Rider on the Date of Issue had the correct age been provided. We may also adjust the Lifetime Income Date, Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Base, Lifetime Income Amount, Contract Value, the amount of previous charges for the GLWB Rider, GLWB Rider Death Benefits, and/or the amount of any Settlement Payments, as applicable, to the correct amount had the correct age been provided. If there is any underpayment of monthly Settlement Payments, we will pay the amount of the underpayment in one sum. We will deduct any overpayment of monthly Settlement Payments from the current or succeeding monthly Settlement Payment(s) due under the GLWB Rider. Interest not to exceed 3% compounded annually will be credited to any underpayment or charged to any overpayment of monthly Settlement Payments.



EXAMPLES



Please refer to Examples 1-3, below, for hypothetical examples that illustrate the benefits under the GLWB Rider.

FEDERAL TAX ISSUES



As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules, particularly those rules relating to distributions resulting from a GLWB Rider, are not entirely clear. In this regard, we intend to treat monthly Settlement Payments received by you under the GLWB Rider after the Contract enters into the Benefit Phase as annuity payments for tax purposes. (However, we intend to treat any portion of the first monthly Settlement Payment that is in excess of the Guaranteed Withdrawal Amount divided by twelve (if the Benefit Phase Start Date occurs before the Lifetime Income Date) or the Lifetime Income Amount divided by twelve (if the Benefit Phase Start Date occurs on or after the Lifetime Income Date), as fully taxable to you. In addition, if the Benefit Phase Start Date occurs before the Lifetime Income Date and the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is less than or equal to $2,000, we intend to treat this Settlement Payment as a surrender payment for tax purposes.) We intend to treat the payments made to you prior to the Benefit Phase as withdrawals for tax purposes. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL" in the Prospectus)



The GLWB Rider provides benefits that differ from those traditionally offered under variable annuity contracts. If this Rider is in effect, the Covered Person(s) or his or her Beneficiary may be entitled to monthly Settlement Payments even if the Contract Value is zero. Such monthly Settlement Payments may be fully includible in income, if the investment in the Contract has been fully recovered.



LIFE EXPECTANCY DISTRIBUTIONS



You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or the joint life expectancies of both Covered Persons, if you elected GLWB Plus For Two). For purposes of the GLWB Rider, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Required Minimum Distributions").



You may take any Required Minimum Distributions related to this Contract from this Contract or from any other Contract you may own. Under our Life Expectancy Distribution program, we do not consider withdrawals under other Contracts you may own when calculating "life expectancy" distributions. In some cases there may be other acceptable methods of calculating the required distribution amount. You must accept our calculation of the minimum distribution amount in order to participate in our Life Expectancy Distribution program and to avoid potential Excess Withdrawal treatment. In some cases there may be other acceptable methods of calculating the required distribution amount.



We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations. We base our "life expectancy" calculations on our understanding and interpretation of the requirements under tax law applicable to required minimum distributions. You should discuss these matters with your tax adviser prior to electing GLWB Rider.



We will treat withdrawals under our Life Expectancy Distribution program as Non-Excess Withdrawals, if no other Gross Withdrawals are taken while the program is in effect. Any Gross Withdrawals that are taken that are not part of the program and any future Life Expectancy program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals. (See "TAKING WITHDRAWALS" above.)

GLWB RIDER--EXAMPLE #1



THIS EXAMPLE ILLUSTRATES THE SETTING OF INITIAL AMOUNTS, THE IMPACT OF BONUSES AND STEP-UPS, THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS, THE IMPACT OF NON-EXCESS AND EXCESS WITHDRAWALS, AND THE CALCULATION OF THE GLWB RIDER DEATH BENEFIT



The values shown below assume that:



    - a Contract is issued with an initial Purchase Payment of $100,000 and no premium taxes apply;



    - the Covered Person (or oldest Covered Person in the case of GLWB Plus For
     Two) is exact age 55 on the Date of Issue;



    - an Excess Withdrawal equal to the Contract Value is taken in the middle of the 17th Contract Year (the Contract is surrendered);



    - we do not exercise our right to increase the GLWB Rider charge on the effective date of any Step-Up of the Lifetime Income Base.



The values in the shaded lines below are middle of year values (after the impact of the each assumed transaction). All other values are beginning of the year.


                                                       PURCHASE
                                                        PAYMENT                  HYPOTHETICAL   HYPOTHETICAL
                                                         (NOT                      CONTRACT       CONTRACT     GUARANTEED
                           CONTRACT   AGE OF COVERED   INCLUDING      GROSS      VALUE BEFORE   VALUE AFTER    WITHDRAWAL
LINE                         YEAR         PERSON         PPB)      WITHDRAWAL    TRANSACTION    TRANSACTION      BALANCE
----                       --------   --------------   ---------   -----------   ------------   ------------   -----------
(1)......................      1                 55    $100,000                    $      0       $104,000      $100,000
(2)......................      2                 56                                  95,000         95,000       100,000
(3)......................      3                 57                                 110,000        110,000       100,000
(4)......................      4                 58                                 117,500        117,500       100,000
(5)......................      4      Transaction #1     25,000                     110,000        136,000       125,000
(6)......................      5                 59                                 130,000        130,000       125,000
(7)......................      6                 60                                 115,000        115,000       125,000
(8)......................      7                 61                                 110,000        110,000       125,000
(9)......................      7      Transaction #2                 $ 6,250        118,750        112,500       118,750
(10).....................      8                 62                                 115,000        115,000       118,750
(11).....................      9                 63                                 117,500        117,500       118,750
(12).....................      9      Transaction #3                  10,000        125,000        115,000       108,750
(13).....................     10                 64                                 125,000        125,000       108,750
(14).....................     11                 65                                 135,000        135,000       108,750
(15).....................     12                 66                                 150,000        150,000       108,750
(16).....................     13                 67                                 135,000        135,000       108,750
(17).....................     13      Transaction #4                   7,500        122,500        115,000       101,250
(18).....................     14                 68                                 105,000        105,000       101,250
(19).....................     15                 69                                 110,000        110,000       101,250
(20).....................     16                 70                                  90,000         90,000       101,250
(21).....................     16      Transaction #5                  65,000         75,000         10,000        13,500
(22).....................     17                 71                                  10,500         10,500        13,500
(23).....................     17      Transaction #6                  11,000         11,000              0             0


                           LIFETIME   CONTRACT
                            INCOME    VALUE ON   LIFETIME   GUARANTEED    LIFETIME
                             BASE     STEP-UP     INCOME    WITHDRAWAL     INCOME
LINE                        BONUS       DATE       BASE       AMOUNT       AMOUNT
----                       --------   --------   --------   -----------   --------
(1)......................       na         na    $100,000     $5,000           na
(2)......................   $5,000         na     105,000      5,000           na
(3)......................    5,000         na     110,000      5,000           na
(4)......................    5,000    $117,500    117,500      5,000           na
(5)......................       na         na     142,500      6,250           na
(6)......................    6,250         na     148,750      6,250           na
(7)......................    6,250         na     155,000      6,250           na
(8)......................    6,250    110,000     161,250      6,250           na
(9)......................       na         na     155,000      6,250           na
(10).....................       na         na     155,000      6,250           na
(11).....................       na         na     155,000      6,250           na
(12).....................       na         na     142,600      5,750           na
(13).....................       na    125,000     142,600      5,750           na
(14).....................       na    135,000     142,600         na       $7,130
(15).....................       na    150,000     150,000         na        7,500
(16).....................       na    135,000     150,000         na        7,500
(17).....................       na         na     150,000         na        7,500
(18).....................       na    105,000     150,000         na        7,500
(19).....................       na    110,000     150,000         na        7,500
(20).....................       na     90,000     150,000         na        7,500
(21).....................       na         na      20,000         na        1,000
(22).....................       na     10,500      20,000         na        1,000
(23).....................       na         na           0         na            0


SETTING OF INITIAL AMOUNTS

Line (1) --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment plus the PPB ($104,000 =
                  $100,000 + $4,000). The initial Guaranteed Withdrawal
                  Balance and Lifetime Income Base are set equal to the initial Purchase Payment (not including the corresponding
                  PPB) (= $100,000). The Guaranteed Withdrawal Amount is set equal to the 5% of the Guaranteed Withdrawal Balance
                  (5% X $100,000 = $5,000). The Lifetime Income Amount is not calculated prior to the Lifetime Income Date.

DETERMINATION OF LIFETIME INCOME DATE

                  The Lifetime Income Date is the Contract Anniversary on or after the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) reaches age 65, or the Date of Issue if the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) is age 65 or older on the Date of Issue.

Line (14)         In this example the Lifetime Income Date is the first day of the 11th Contract Year.

BONUSES & STEP-UPS

                  The Bonus Period lasts until the earlier of the 10th Contract Anniversary or the Contract Anniversary immediately following the Contract Year in which the Covered
                  Person (or older original Covered Person in the case of GLWB
                  Plus for Two) reaches age 80. No Bonuses will be applied after a withdrawal is taken.

                  The Step-Up Period begins on the Date of Issue and ends on the Contract Anniversary immediately following the Contract
                  Year in which the Covered Person (or older original Covered
                  Person in the case of GLWB Plus For Two) reaches age 90.
                  During the Step-Up Period, Step-Up dates are scheduled for the 3rd, 6th, and 9th Contract Anniversary and every
                  Contract Anniversary thereafter and the Lifetime Income
                  Date.

Line (2) Since no withdrawals have been taken and the Covered Person is within the Bonus Period, the Lifetime Income Base is increased for a Bonus. The Bonus is equal to 5% of total
                  Purchase Payments (not including corresponding PPB's)
                  (= 5% X $100,000 = $5,000). The new Lifetime Income Base after the Bonus is equal to $105,000
                  (= $100,000 + $5,000). The Guaranteed Withdrawal Amount does not change after a Bonus is applied.

Line (4)          The 3rd Contract Anniversary is a Step-Up Date and the
                  Contract Value ($117,500) exceeds the Lifetime Income Base after the Bonus is applied ($115,000), so the Lifetime
                  Income Base is Stepped-Up to the Contract Value. Note that the Bonus is applied before we determine if a Step-Up applies.

Line (8)          The Contract Value ($110,000) is lower than the Lifetime
                  Income Base after the Bonus is applied
                  ($155,000 + $6,250 = $161,250) so the Lifetime Income Base
                  is not Stepped-Up.

Line (15)         The Contract Value ($150,000) is higher than the Lifetime
                  Income Base ($142,600) so the Lifetime Income Base is
                  Stepped-Up to equal the Contract Value. The Lifetime Income
                  Amount is increased to equal 5% of the new Lifetime Income
                  Base (= 5% X $150,000 = $7,500).


TRANSACTION #1--IMPACT OF AN ADDITIONAL PURCHASE PAYMENT

Line (5)          --We increase the Guaranteed Withdrawal Balance and Lifetime
                  Income Base by the amount of an additional Purchase Payment
                  (not including the corresponding PPB) when we receive it.
                  The Guaranteed Withdrawal Balance after the additional
                  Purchase Payment is equal to $125,000
                  (= $100,000 + $25,000). The Lifetime Income Base after the additional Purchase Payment equals $142,500 (=
                  $117,500 + $25,000).

                  --The Guaranteed Withdrawal Amount is recalculated to equal the greater of (a) the Guaranteed Withdrawal Amount immediately before the Purchase Payment; or (b) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase
                  Payment. This is equal to $6,250 which is the greater of
                  (a) = $5,000 or (b) = 5% X $125,000 = $6,250.

TRANSACTION #2--IMPACT OF A NON-EXCESS WITHDRAWAL TAKEN PRIOR TO THE LIFETIME
INCOME DATE

                  Prior to the Lifetime Income Date, the Guaranteed Withdrawal
                  Amount is used for the purpose of determining whether a Gross Withdrawal is a Non-Excess Withdrawal or Excess
                  Withdrawal.

Line (9) A Gross Withdrawal of $6,250 is taken in the middle of the 7th Contract Year. Since the Gross Withdrawal does not cause total Gross Withdrawals taken during the Contract Year to exceed the Guaranteed Withdrawal Amount ($6,250), the Gross
                  Withdrawal is classified as a Non-Excess Withdrawal.
                  According to the terms of the GLWB Rider, amounts are adjusted for a Non-Excess Withdrawal taken prior to the Lifetime Income Date, as follows:

                  --The new Guaranteed Withdrawal Balance equals the
                  Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($118,750 = $125,000--$6,250)

                  --The new Lifetime Income Base is equal to the greater of
                  (a) the Lifetime Income Base immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Lifetime Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor*. This is equal to $155,000 which is the greater of (a) =
                  $161,250 - $6,250 = $155,000 or (b) = $161,250 X ($112,500 /
                  $118,750) = $152,763

                  --There is no change to the Guaranteed Withdrawal Amount.

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $112,500 / $118,750).

Line (9)          No future Bonuses will be applied to the Lifetime Income
                  Base after this withdrawal.

TRANSACTION #3--IMPACT OF AN EXCESS WITHDRAWAL TAKEN PRIOR TO THE LIFETIME
INCOME DATE

Line (12)         A Gross Withdrawal of $10,000 is taken in the middle of the
                  9th Contract Year. Since the Gross Withdrawal exceeds the
                  Guaranteed Withdrawal Amount ($6,250), the Gross Withdrawal
                  is classified as an Excess Withdrawal. According to the
                  terms of the GLWB Rider, amounts are adjusted for an Excess
                  Withdrawal taken prior to the Lifetime Income Date, as
                  follows:


                  --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction
                  Factor*. This is equal to $108,750 which is the lesser of
                  (a) = $118,750 - $10,000 = $108,750 or (b) =
                  $118,750 X ($115,000 / $125,000) = $109,250

                  --The new Lifetime Income Base is equal to the Lifetime
                  Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor ($155,000 X ($115,000 /
                  $125,000) = $142,600). Note that the Lifetime Income Base decreases by more than the amount of the withdrawal

                  --The new Guaranteed Withdrawal Amount is equal to the Guaranteed Withdrawal Amount immediately prior to the withdrawal multiplied by the Proportional Reduction Factor
                  ($6,250 X ($115,000 / $125,000) = $5,750).

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $115,000 / $125,000).

TRANSACTION #4--IMPACT OF A NON-EXCESS WITHDRAWAL TAKEN ON OR AFTER THE
LIFETIME INCOME DATE

                  On and after the Lifetime Income Date, the Lifetime Income
                  Amount is used for the purpose of determining whether a Gross Withdrawal is a Non-Excess Withdrawal or Excess
                  Withdrawal.

Line (17)         A Gross Withdrawal of $7,500 is taken in the middle of the
                  13th Contract Year. Since the Gross Withdrawal does not
                  cause total Gross Withdrawals taken during the Contract Year to exceed the Lifetime Income Amount ($7,500), the Gross
                  Withdrawal is classified as a Non-Excess Withdrawal.
                  According to the terms of the GLWB Rider, amounts are
                  adjusted for a Non-Excess Withdrawal taken on or after the
                  Lifetime Income Date, as follows:

                  --The new Guaranteed Withdrawal Balance equals the
                  Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($101,250 = $108,750 - $7,500)

                  --There is no change to the Lifetime Income Base

                  --There is no change to the Lifetime Income Amount.

TRANSACTION #5--IMPACT OF AN EXCESS WITHDRAWAL TAKEN ON OR AFTER THE LIFETIME
INCOME DATE

Line (21)         A Gross Withdrawal of $65,000 is taken in the middle of the
                  16th Contract Year. Since the Gross Withdrawal exceeds the
                  Lifetime Income Amount ($7,500), the Gross Withdrawal is
                  classified as an Excess Withdrawal. According to the terms of the GLWB Rider, amounts are adjusted for an Excess
                  Withdrawal taken on or after the Lifetime Income Date, as
                  follows:

                  --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction
                  Factor*. This is equal to to $13,500 which is the lesser of
                  (a) = $101,250 - $65,000 = $36,250 or (b) =
                  $101,250 X ($10,000 / $75,000) = $13,500. Note that the
                  Guaranteed Withdrawal Balance decreases by more than the amount of the withdrawal


                  --The new Lifetime Income Base is equal to the Lifetime
                  Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor ($150,000 X ($10,000 /
                  $75,000) = $20,000). Note that Lifetime Income Base decreases by more than the amount of the withdrawal

                  --The new Lifetime Income Amount is equal to 5% of the new
                  Lifetime Income Base (5% X $20,000 = $1,000).

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $10,000 / $75,000).

TRANSACTION #6--IMPACT OF AN EXCESS WITHDRAWAL EQUAL TO THE CONTRACT VALUE
TAKEN ON OR AFTER THE LIFETIME INCOME DATE

                  The Contract does not enter the Benefit Phase after this transaction because the Contract Value is reduced to zero due to an Excess Withdrawal. The Contract is surrendered and the GLWB Rider is terminated because the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income
                  Amount all equal zero.

Line (23)         A Gross Withdrawal of $11,000 is taken in the middle of the
                  17th Contract Year. Since the Gross Withdrawal exceeds the
                  Lifetime Income Amount ($1,000), the Gross Withdrawal is
                  classified as an Excess Withdrawal. According to the terms of the GLWB Rider, amounts are adjusted for an Excess
                  Withdrawal taken on or after the Lifetime Income Date, as
                  follows:

                  --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction
                  Factor*. This is equal to to $0 which is the lesser of
                  (a) = $13,500 - $11,000 = $2,500 or (b) =
                  $13,500 X ($0 / $11,000) = $0

                  --The new Lifetime Income Base is equal to the Lifetime
                  Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor. This is equal to $0
                  (= $20,000 X ($0 / $11,000))

                  --The new Lifetime Income Amount is equal to 5% of the new
                  Lifetime Income Base (5% X $0 = $0).

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $0 / $11,000).


GLWB RIDER DEATH
BENEFIT

                  The GLWB Rider Death Benefit may be payable on an Owner's death in certain situations identified in the GLWB Rider. If the GLWB Rider Death Benefit is payable, we will pay (or apply) the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit elected, if the GLWB Rider Death Benefit is greater.

                  The GLWB Rider Death Benefit is equal to the greater of
                  (a) or (b), less any premium taxes, where:

                  (a) = the Contract Value on the Valuation Date we receive due proof of death; and

                  (b) = the Guaranteed Withdrawal Balance on the Valuation
                  Date we receive due proof of death

Line (14)         If we were to receive due proof of death of an Owner's death on the 10th Contract Anniversary AND the GLWB Rider Death
                  Benefit is payable on such Owner's death in a situation
                  identified in the GLWB Rider:

                  --The GLWB Rider Death Benefit would be equal to $135,000 which is the greater of (a) the Contract Value ($135,000) or
                  (b) the Guaranteed Withdrawal Balance ($108,750)

Line (20)         If we were to receive due proof of death of an Owner's death on the 15th Contract Anniversary AND the GLWB Rider Death
                  Benefit is payable on such Owner's death in a situation
                  identified in the GLWB Rider:

                  --The GLWB Rider Death Benefit would be equal to $101,250 which is the greater of (a) the Contract Value ($90,000) or
                  (b) the Guaranteed Withdrawal Balance ($101,250).



GLWB RIDER--EXAMPLE #2



THIS EXAMPLE ILLUSTRATES A SITUATION WHERE THE BENEFIT PHASE START DATE OCCURS
  PRIOR TO THE LIFETIME INCOME DATE



The values shown below assume that:



    - a Contract is issued with an initial Purchase Payment of $150,000 and no premium taxes apply



    - the Covered Person (or oldest Covered Person in the case of GLWB Plus For
     Two) is exact age 55 on the Date of Issue



    - the Covered Person (or both surviving Covered Persons in the case of GLWB Plus For Two) lives until the Benefit Period Start Date



    - Non-Excess Withdrawals equal to the Guaranteed Withdrawal Amount are taken in the middle of each Contract Year.

                                             PURCHASE
                                              PAYMENT                                LIFETIME   CONTRACT
                                   AGE OF      (NOT      HYPOTHETICAL   GUARANTEED    INCOME    VALUE ON   LIFETIME   GUARANTEED
                       CONTRACT   COVERED    INCLUDING     CONTRACT     WITHDRAWAL     BASE     STEP-UP     INCOME    WITHDRAWAL
LINE                     YEAR      PERSON      PPB)         VALUE        BALANCE      BONUS       DATE       BASE       AMOUNT
----                   --------   --------   ---------   ------------   ----------   --------   --------   --------   ----------
(1)..................     1          55      $150,000      $156,000      $150,000       na           na    $150,000     $7,500
(2)..................     2          56                     127,000       142,500       na           na     142,500      7,500
(3)..................     3          57                     111,000       135,000       na           na     135,000      7,500
(4)..................     4          58                      95,000       127,500       na      $95,000     127,500      7,500
(6)..................     5          59                      67,000       120,000       na           na     120,000      7,500
(7)..................     6          60                      30,000       112,500       na           na     112,500      7,500
(8)..................     7          61                      18,000       105,000       na       18,000     105,000      7,500
(10).................     8          62                      11,000        97,500       na           na      97,500      7,500
(11).................     9                                   3,000        90,000       na           na          na         na
(12).................  Benefit Period Start Date
                         Benefit Period Start Date + 1 Month
(13).................
                         Benefit Period Start Date + 2 Months
(14).................
(15).................  etc


                       HYPOTHETICAL
                         CONTRACT                      MONTHLY     GUARANTEED
                       VALUE BEFORE       GROSS       SETTLEMENT   WITHDRAWAL
LINE                    WITHDRAWAL     WITHDRAWAL      PAYMENT      BALANCE
----                   ------------   -------------   ----------   ----------
(1)..................    $141,500        $7,500             na
(2)..................     119,000         7,500             na
(3)..................     103,000         7,500             na
(4)..................      81,000         7,500             na
(6)..................      48,500         7,500             na
(7)..................      24,000         7,500             na
(8)..................      14,500         7,500             na
(10).................      10,000         7,500             na
(11).................       2,300         2,300             na      $87,700
(12).................                                   $5,825       81,875
(13).................                                      625       81,250
(14).................                                      625       80,625
(15).................


SETTING OF INITIAL AMOUNTS

Line (1) --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment plus the PPB ($156,000 =
                  $150,000 + $6,000). The initial Guaranteed Withdrawal
                  Balance and Lifetime Income Base are set equal to the initial Purchase Payment (not including the corresponding
                  PPB) (= $150,000). The Guaranteed Withdrawal Amount is set equal to the 5% of the Guaranteed Withdrawal Balance (5% X
                  $150,000 = $7,500). The Lifetime Income Amount is not calculated prior to the Lifetime Income Date so it is not shown above.

                  --In this example, the Lifetime Income Date would be the
                  first day of the 11th Contract Year (the Contract
                  Anniversary on or after the Covered Person (or oldest
                  Covered Person in the case of GLWB Plus for Two) reaches age
                  65)

BONUSES & STEP-UPS

Line (2) No Bonuses are applied to the Lifetime Income Base in this example because a withdrawal is taken in the 1st Contract
                  Year (no future Bonuses are applied to the Lifetime Income
                  Base after a withdrawal).

Line (4) The Contract Value on the 3rd Contract Anniversary (a scheduled Step-Up Date that is within the Step-Up Period) is less than the Lifetime Income Base so the Lifetime Income
                  Base is not Stepped-Up.

BENEFIT PHASE START DATE

Line (11)         --A Gross Withdrawal of $2,300 is taken in the middle of the
                  9th Contract Year reducing the Contract Value to zero. This withdrawal is a Non-Excess Withdrawal because it does not
                  cause total Gross Withdrawals taken during the Contract Year to exceed the Guaranteed Withdrawal Amount ($7,500). The
                  Guaranteed Withdrawal Balance is reduced by the amount of
                  the Gross Withdrawal ($90,000 - $2,300 = $87,700).

                  --The Contract enters the Benefit Phase because the Contract
                  Value has been reduced to zero due to a Non-Excess
                  Withdrawal and the remaining Guaranteed Withdrawal Balance is greater than zero. The date that the Contract enters the Benefit Phase is called the Benefit Phase Start Date. The
                  GLWB Rider is terminated on the Benefit Phase Start Date;
                  the remaining Guaranteed Withdrawal Balance and Guaranteed
                  Withdrawal Amount are stored for use in the Benefit Phase.
                  All other GLWB Rider amounts cease to exist on the Benefit
                  Phase Start Date because the GLWB Rider is terminated.

Line (12)         --The remaining Guaranteed Withdrawal Balance immediately
                  following the final Gross Withdrawal is greater than $2,000.
                  Therefore, the first monthly Settlement Payment is equal
                  $5,825 which is the lesser of (a) the Guaranteed Withdrawal
                  Amount minus total Gross Withdrawals taken during the
                  current Contract Year plus the Guaranteed Withdrawal Amount divided by twelve, ($7,500 - $2,300 + $7,500 / 12 = $5,825)
                  or (b) the remaining Guaranteed Withdrawal Balance
                  ($87,700). The remaining Guaranteed Withdrawal Balance after the first monthly Settlement Payment is equal to remaining
                  Guaranteed Withdrawal Balance after the final Gross
                  Withdrawal minus the amount of the first monthly Settlement
                  Payment ($81,875 = $87,700 - $5,825).


                  --Note that the total amount received on the Benefit Phase
                  Start Date ($8,125) is equal to the amount of the final
                  Gross Withdrawal ($2,300) plus the first monthly Settlement
                  Payment ($5,825).

Line (15)         Monthly Settlement Payments will continue until the
                  Guaranteed Withdrawal Balance is reduced to zero. If the
                  Covered Person dies before the Guaranteed Withdrawal Balance is reduced to zero, monthly Settlement Payments will
                  continue to the Beneficiary until the Guaranteed Withdrawal
                  Balance is reduced to zero.

GLWB RIDER--EXAMPLE #3



THIS EXAMPLE ILLUSTRATES A SITUATION WHERE THE BENEFIT PHASE START DATE OCCURS
  AFTER THE LIFETIME INCOME DATE



The values shown below assume that:



    - a Contract is issued with an initial Purchase Payment of $120,000 and no premium taxes apply;



    - the Covered Person (or oldest Covered Person in the case of GLWB Plus For
     Two) is exact age 68 on the Date of Issue;



    - the Covered Person (or both surviving Covered Persons in the case of GLWB Plus For Two) lives until the Benefit Period Start Date;



    - Non-Excess Withdrawals equal to the Lifetime Income Amount are taken in the middle of each Contract Year.



                                             PURCHASE
                                              PAYMENT                                LIFETIME   CONTRACT
                                   AGE OF      (NOT      HYPOTHETICAL   GUARANTEED    INCOME    VALUE ON   LIFETIME   LIFETIME
                       CONTRACT   COVERED    INCLUDING     CONTRACT     WITHDRAWAL     BASE     STEP-UP     INCOME     INCOME
LINE                     YEAR      PERSON      PPB)         VALUE        BALANCE      BONUS       DATE       BASE      AMOUNT
----                   --------   --------   ---------   ------------   ----------   --------   --------   --------   --------
(1)..................     1          68      $120,000      $124,800      $120,000       na      $124,800   $124,800    $6,240
(2)..................     2          69                     122,000       113,760       na            na    124,800     6,240
(3)..................     3          70                     111,000       107,520       na            na    124,800     6,240
(4)..................     4          71                      95,000       101,280       na        95,000    124,800     6,240
(6)..................     5          72                      67,000        95,040       na            na    124,800     6,240
(7)..................     6          73                      30,000        88,800       na            na    124,800     6,240
(8)..................     7          74                      18,000        82,560       na        18,000    124,800     6,240
(10).................     8          75                      11,000        76,320       na            na    124,800     6,240
(11).................     9                                   4,000        70,080       na            na         na        na
(12).................  Benefit Period Start Date
(13).................  Benefit Period Start Date + 1 Month
(14).................  Benefit Period Start Date + 2 Months
(15).................  etc

                                                                  GUARANTEED
                                                                  WITHDRAWAL
                        HYPOTHETICAL                               BALANCE
                       CONTRACT VALUE                 MONTHLY     GUARANTEED
                           BEFORE         GROSS      SETTLEMENT   WITHDRAWAL
LINE                     WITHDRAWAL     WITHDRAWAL    PAYMENT      BALANCE
----                   --------------   ----------   ----------   ----------
(1)..................     $123,400        $6,240            na
(2)..................      116,500         6,240            na
(3)..................      103,000         6,240            na
(4)..................       81,000         6,240            na
(6)..................       48,500         6,240            na
(7)..................       24,000         6,240            na
(8)..................       14,500         6,240            na
(10).................       10,000         6,240            na
(11).................        3,800         3,800            na     $66,280
(12).................                                   $2,960      63,320
(13).................                                      520      62,800
(14).................                                      520      62,280
(15).................


SETTING OF INITIAL AMOUNTS

Line (1) --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment plus the PPB ($124,800 =
                  $120,000 + $4,800). The initial Guaranteed Withdrawal
                  Balance and Lifetime Income Base are set equal to the initial Purchase Payment (not including the corresponding
                  PPB) of $120,000. In this example, the Lifetime Income Date is equal to the Date of Issue as the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) is older than age 65 on the Date of Issue. Because the Lifetime
                  Income Date is a Step-Up Date and the Covered Person is within the Step-Up Period, the Contract Value is compared to the Lifetime Income Base to see if a Step-Up applies. The
                  Contract Value ($124,800) is larger than the initial
                  Lifetime Income Base ($120,000), so the Lifetime Income Base is Stepped-Up to the Contract Value ($124,800). The Lifetime
                  Income Amount is set equal to the 5% of the Lifetime Income
                  Base (5% X $124,800 = $6,240). The Guaranteed Withdrawal
                  Amount is not calculated on or after the Lifetime Income
                  Date so it is not shown above.

BONUSES & STEP-UPS

Line (2) No Bonuses are applied to the Lifetime Income Base in this example because a withdrawal is taken in the 1st Contract
                  Year (no future Bonuses are applied to the Lifetime Income
                  Base after a withdrawal).

Line (4) The Contract Value on the 3rd Contract Anniversary (a scheduled Step-Up Date that is within the Step-Up Period) is less than the Lifetime Income Base so the Lifetime Income
                  Base is not Stepped-Up.

BENEFIT PHASE START DATE

Line (11)         --A Gross Withdrawal of $3,800 is taken in the middle of the
                  9th Contract Year reducing the Contract Value to zero. This withdrawal is a Non-Excess Withdrawal because it does not
                  cause total Gross Withdrawals taken during the Contract Year to exceed the Lifetime Income Amount ($6,240). The
                  Guaranteed Withdrawal Balance is reduced by the amount of
                  the Gross Withdrawal ($70,080 - $3,800 = $66,280).

                  --The Contract enters the Benefit Phase because the Contract
                  Value has been reduced to zero due to a Non-Excess
                  Withdrawal and the Lifetime Income Amount is greater than zero. The date that the Contract enters the Benefit Phase is called the Benefit Phase Start Date. The GLWB Rider is terminated on the Benefit Phase Start Date; the remaining
                  Guaranteed Withdrawal Balance and Lifetime Income Amount are stored for use in the Benefit Phase. All other GLWB Rider amounts cease to exist on the Benefit Phase Start Date because the GLWB Rider is terminated.

Line (12)         --The first monthly Settlement Payment is equal to the
                  Lifetime Income Amount minus total Gross Withdrawals taken during the current Contract Year plus the Lifetime Income
                  Amount divided by twelve. This is equal to $2,960 (= $6,240
                  - $3,800 + $6,240 / 12). The remaining Guaranteed Withdrawal
                  Balance after the first monthly Settlement Payment is equal to remaining Guaranteed Withdrawal Balance after the final
                  Gross Withdrawal minus the amount of the first monthly
                  Settlement Payment ($63,320 = $66,280 - $2,960).

                  --Note that the total amount received on the Benefit Phase
                  Start Date ($6,760) is equal to the amount of the final
                  Gross Withdrawal ($3,800) plus the first monthly Settlement
                  Payment ($2,960).


Line (15)         Monthly Settlement Payments will continue until the Covered
                  Person dies (or the last surviving Covered Person dies in
                  the case of GLWB Plus for Two). If the Covered Person dies before the Guaranteed Withdrawal Balance is reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2010

         FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                     COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                                SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210                P.O. Box 758550
Southborough, MA 01772                      Topeka, Kansas 66675-8550
1-866-297-7531                              1-800-457-8803

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated April 30, 2010. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.

TABLE OF CONTENTS

                                                                           Page
                                                                            2
    SERVICES TO THE SEPARATE ACCOUNT
STATE REGULATION

EXPERTS




FINANCIAL STATEMENTS
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY APPENDIX A STATE PREMIUM TAX CHART

                        SERVICES TO THE SEPARATE ACCOUNT

Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLC, 185 Asylum Street, Suite 2400, Hartford, CT, 016103.

The aggregate amounts of commissions paid to Epoch Securities, Inc. for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2009 and 2008 were $954,928.20 and $375,369.01, respectively.

                                STATE REGULATION

Commonwealth Annuity is subject to the laws of Massachusetts governing insurance companies and to regulation by the Massachusetts Division of Insurance. An annual statement in a prescribed form is filed with the Massachusetts Division of Insurance each year. Commonwealth Annuity's books and accounts are subject to review by the Division of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Commonwealth Annuity is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

In connection with its purchase of the Company in December 2005, Goldman Sachs has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs has agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

                                     EXPERTS

The financial statements of Commonwealth Annuity at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of the Commonwealth Annuity Separate Account A of the company as of December 31, 2009 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

     This Statement of Additional Information contains financial statements for Commonwealth Annuity. The financial statements of Commonwealth Annuity should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A

                             STATE PREMIUM TAX CHART

                                         RATE OF TAX
                               ----------------------------
                               QUALIFIED      NON-QUALIFIED
STATE                           PLANS           PLANS
-------------                 -----------    -------------
California                       0.50%*         2.35%*
Maine                            0.00%          2.00%
Nevada                           0.00%          3.50%*
South Dakota                     0.00%          1.25%**
West Virginia                    1.00%*         1.00%*
Wyoming                          0.00%          1.00%

---------------------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**   The Tax Rate is 0.08% on annuity considerations in excess of $500,000

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 4 to the consolidated financial statements, the Company acquired First Allmerica Financial Life Insurance Company on January 2, 2009.

As discussed in Notes 5 and 14 to the consolidated financial statements, the Company entered into significant reinsurance transactions during 2009.


/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 28, 2010

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                                               2009            2008
-------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE DATA)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $2,797.8
         and $959.7 in 2009 and 2008, respectively)                                     $    2,954.4   $      929.3
      Trading fixed maturities at fair value (amortized cost of $397.2 in 2009)                424.5              -
      Equity securities at fair value (cost of $0.1 and $93.5
         in 2009 and 2008, respectively)                                                         0.1           68.1
      Policy loans                                                                             320.3           92.9
                                                                                        ------------   ------------
         Total investments                                                                   3,699.3        1,090.3
                                                                                        ------------   ------------
   Cash and cash equivalents                                                                   300.2          277.4
   Accrued investment income                                                                    41.1           12.3
   Premiums, accounts and notes receivable, net                                                  2.7              -
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
    modified coinsurance                                                                     4,824.1        2,572.6
   Value of business acquired                                                                   30.3          146.5
   Deferred policy acquisition costs                                                           243.3          118.3
   Deferred federal income taxes                                                               137.9          139.3
   Derivative instruments receivable                                                           149.3          182.9
   Other assets                                                                                 20.5           74.7
   Separate account assets                                                                   4,186.5        3,659.8
                                                                                        ------------   ------------
         Total assets                                                                   $   13,635.2   $    8,274.1
                                                                                        ============   ============

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities with a fair value of $579.0
         in 2009)                                                                       $    5,870.2   $    3,748.6
      Outstanding claims and losses (includes liabilities with a fair value of
         $6.5 in 2009)                                                                         101.7           16.3
      Contractholder deposit funds and other policy liabilities
         (includes liabilities with a fair value of $98.6 in 2009)                             282.5           65.6
                                                                                        ------------   ------------
         Total policy liabilities and accruals                                               6,254.4        3,830.5
                                                                                        ------------   ------------
   Derivative instruments payable                                                               61.5           57.7
   Collateral on derivative instruments                                                         53.6           60.0
   Accrued expenses and other liabilities                                                       83.5           46.5
   Reinsurance payable                                                                       2,017.5           25.5
   Separate account liabilities                                                              4,186.5        3,659.8
                                                                                        ------------   ------------
         Total liabilities                                                              $   12,657.0   $    7,680.0
                                                                                        ------------   ------------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                                               $        2.5   $        2.5
   Additional paid-in capital                                                                  716.9          466.9
   Accumulated other comprehensive income/(loss)                                                66.6          (25.0)
   Retained earnings                                                                           192.2          149.7
                                                                                        ------------   ------------
         Total shareholder's equity                                                            978.2          594.1
                                                                                        ------------   ------------
         Total liabilities and shareholder's equity                                     $   13,635.2   $    8,274.1
                                                                                        ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                      2009            2008           2007
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                                        $      48.5    $         -    $         -
   Universal life and investment product policy fees                                     234.7          189.6          239.6
   Net investment income                                                                 323.3          125.6          137.5
   Net realized investment gains/(losses)
       Total other-than-temporary impairment ("OTTI") losses                             (10.0)         (42.0)             -
       OTTI losses recognized in other comprehensive income                               (2.6)             -              -
                                                                                   -----------------------------------------
       Net OTTI losses recognized in earnings                                             (7.4)         (42.0)             -
       Net realized capital gains/(losses), excluding net OTTI losses
         recognized in earnings                                                           30.0           (7.6)           5.9
                                                                                   -----------------------------------------
   Total net realized investment gains/(losses)                                           22.6          (49.6)           5.9
   Other income                                                                            7.1           21.6           19.9
                                                                                   -----------------------------------------
      Total revenues                                                                     636.2          287.2          402.9
                                                                                   -----------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses                          346.5          297.1          141.7
   Policy acquisition expenses                                                            96.8          106.9           52.7
   Losses/(gains) on derivative instruments                                               27.5         (175.6)           6.8
   Other operating expenses                                                               67.6           59.5           70.1
                                                                                   -----------------------------------------
      Total benefits, losses and expenses                                                538.4          287.9          271.3
                                                                                   -----------------------------------------
      Income/(loss) before federal income taxes                                           97.8           (0.7)         131.6
                                                                                   -----------------------------------------
FEDERAL INCOME TAX EXPENSE
     Total federal income tax expense                                                      6.3           10.8           34.6
                                                                                   -----------------------------------------
Net income/(loss)                                                                  $      91.5    $     (11.5)   $      97.0
                                                                                   =========================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                           ADDITIONAL     ACCUMULATED OTHER                       TOTAL
                                             COMMON         PAID-IN         COMPREHENSIVE        RETAINED     SHAREHOLDER'S
(IN MILLIONS)                                 STOCK         CAPITAL         INCOME/(LOSS)        EARNINGS        EQUITY
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2007                 $       2.5    $      416.9    $            (1.2)   $       64.2   $       482.4

Net income                                                                                             97.0            97.0

Other comprehensive income -
Net unrealized losses                                                                  (2.0)                           (2.0)
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2007               $       2.5    $      416.9    $            (3.2)   $      161.2   $       577.4
                                           ================================================================================

Net loss                                                                                              (11.5)          (11.5)

Other comprehensive income -
Net unrealized losses                                                                 (21.8)                          (21.8)
Capital contribution                                              50.0                                                 50.0
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008               $       2.5    $      466.9    $           (25.0)   $      149.7   $       594.1
                                           ================================================================================

Net income                                                                                             91.5            91.5
Cumulative effect of change in
accounting principle, net of income
tax (Note 3O)                                                                          (7.9)           11.0             3.1
Other comprehensive income -
Net unrealized gains                                                                   99.5                            99.5
Capital contribution                                             250.0                                                250.0
Dividend to shareholder                                                                               (60.0)          (60.0)
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009               $       2.5    $      716.9    $            66.6    $      192.2   $       978.2
                                           ================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                       2009            2008            2007
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                   --------------------------------------------
Net income/(loss)                                                  $       91.5    $      (11.5)   $       97.0
                                                                   --------------------------------------------

Other comprehensive (loss)/income:
   Available-for-sale securities, net of policyholder amounts:
      Net appreciation/(depreciation) during the period                   153.1           (33.5)           (3.0)
      (Expense)/benefit for deferred federal income taxes                 (53.6)           11.7             1.0
                                                                   --------------------------------------------
   Total available-for-sales securities                                    99.5           (21.8)           (2.0)
                                                                   --------------------------------------------
Comprehensive income/(loss)                                        $      191.0    $      (33.3)   $       95.0
                                                                   ============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                       2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss)                                                                $     91.5    $    (11.5)   $     97.0
   Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
      Changes in fair value of trading fixed maturities                                  (27.5)            -             -
      Net realized investment (gains)/losses                                             (22.6)         49.6          (5.9)
      Non cash derivative activity                                                        27.4        (172.6)         (7.4)
      Net accretion and amortization on investments                                      (56.6)         (1.1)          0.7
      Net amortization and depreciation                                                  100.7         107.5          52.7
      Interest credited to contractholder deposit funds and trust instruments
           supported by funding obligations                                                0.8             -             -
      Deferred federal income taxes                                                        6.3          10.8          34.6
      Change in deferred policy acquisition costs                                         (4.1)         13.8         (53.0)
      Change in premiums and notes receivable, net of reinsurance premiums
        payable                                                                            7.7           4.1          16.9
      Change in accrued investment income                                                 (5.3)         (1.0)          1.6
      Change in policy liabilities and accruals, net                                    (372.2)        622.5        (281.5)
      Change in reinsurance receivable and modified coinsurance                          109.6        (502.6)        104.8
      Change in accrued expenses and other liabilities                                   (64.1)         (9.9)         (4.4)
      Other, net                                                                          57.6          11.5         (17.0)
                                                                                    ----------    ----------    ----------
       Net cash (used in)/provided by operating activities                              (150.8)        121.1         (60.9)
                                                                                    ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                   1,751.2       1,511.5         736.1
      Proceeds from maturities of available-for-sale fixed maturities                    519.6          39.3          37.8
      Proceeds from disposals of trading fixed maturities                                 68.0             -             -
      Proceeds from maturities of trading fixed maturities                                49.1             -             -
      Proceeds from disposals of other investments                                       108.3         271.9          19.3
      Business acquisitions, net of cash acquired                                          7.2             -             -
      Purchase of available-for-sale fixed maturities                                 (2,527.9)     (1,580.2)       (662.4)
      Purchase of trading fixed maturities                                               (60.5)            -             -
      Purchase of equity securities                                                          -             -         (43.7)
      Purchase of other investments                                                          -        (212.9)        (20.3)
                                                                                    ----------    ----------    ----------
       Net cash (used in)/provided by investing activities                               (85.0)         29.6          66.8
                                                                                    ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits in/(withdrawals from) contractholder deposit funds                         69.5          19.3          (7.4)
      Withdrawals from trust instruments supported by funding obligations                 (0.9)            -             -
      Capital contribution                                                               250.0          50.0             -
      Dividend to shareholder                                                            (60.0)            -             -
                                                                                    ----------    ----------    ----------
       Net cash provided by/(used in) financing activities                               258.6          69.3          (7.4)
                                                                                    ----------    ----------    ----------
       Net change in cash and cash equivalents                                            22.8         220.0          (1.5)
       Cash and cash equivalents, beginning of period                                    277.4          57.4          58.9
                                                                                    ----------    ----------    ----------
       Cash and cash equivalents, end of period                                     $    300.2    $    277.4    $     57.4
                                                                                    ==========    ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company manages blocks of variable annuities, variable universal life insurance, whole life insurance, term life insurance, universal life insurance and minor blocks of group retirement products. In 2007, the Company began to issue variable annuity products primarily in the 403(b) and other qualified plan markets. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. Prior to September 1, 2006, the Company was named Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction").

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

On January 2, 2009, THG sold all the outstanding shares of capital stock of First Allmerica Financial Life Insurance Company ("FAFLIC") to the Company pursuant to a Stock Purchase Agreement entered into on July 30, 2008. The Company paid a purchase price of $105.8 million. Coincident with the sale transaction, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's exited accident and health insurance business through a 100% coinsurance agreement totaling $113.5 million in net liabilities. An equal amount of assets were also transferred as part of this agreement.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2009, the Company directly owned all of the outstanding shares of FAFLIC, which manages run-off blocks of traditional life insurance products, group retirement products, Guaranteed Investment Contracts ("GICs"), and an exited accident and health business, including group life and health voluntary pools.

The Transaction was accounted for using the purchase method under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 805, "Business Combinations" and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2009 and December 31, 2008. See Note 4 - Purchase Accounting, for a purchase accounting balance sheet containing the changes.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS

The Company accounts for its investments at fair value. Fixed maturities and equity securities may be classified as available-for-sale. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Securities which the Company has elected to measure at fair value under the fair value option are carried at aggregate fair value with changes in fair value reported as a component of net investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. VALUATION OF INVESTMENTS (CONTINUED)

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts", are reported as a component of revenues based upon specific identification of the investment assets sold. With the adoption of the provisions of FASB ASC 320, "Investments - Debt and Equity Securities," the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment (the difference between the current carrying amount and fair value of the security), if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis. Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories: credit loss and non-credit loss. The credit loss portion is charged to net realized investment gains (losses) in the Consolidated Statements of Income, while the non-credit loss is charged to other comprehensive income
(loss). When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income
(loss) and not in earnings.

Prior to the adoption of the provisions of FASB ASC 320 on April 1, 2009, the Company's accounting policy for impairments required recognition of an OTTI loss through earnings when the Company anticipated that it would be unable to recover all amounts due under the contractual obligations of the security. Additionally, in the event that securities were expected to be sold before the fair value of the security recovered to amortized cost, an OTTI loss would also be recorded in earnings.

Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contractholder.

   B. FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage backed and asset backed products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and a high yield mutual fund. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This holding was classified within Equity Securities on the Company's Consolidated Balance Sheets in 2008 and was liquidated in 2009.

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   B. FINANCIAL INSTRUMENTS (CONTINUED)

Credit risk is an essential component of fair value. Cash products (e.g., bonds and loans) and derivative instruments (particularly those with significant future projected cash flows) trade in the market at levels which reflect credit considerations. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate which incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate which incorporates the Company's own credit spreads. In doing so, credit exposures are adjusted to reflect mitigants, namely collateral agreements which reduce exposures based on triggers and contractual posting requirements.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3C - Cash Instruments" and "Note 3D - Derivatives and Hedging Activities" below.

   C. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include U.S. government securities and money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. The Company does not adjust the quoted price for such instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include investment-grade and high-yield corporate bonds, mortgage backed and asset backed products, state and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity, subordinated obligations and structured securities. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Management's judgment is required to determine the appropriate risk-adjusted discount rate for cash trading instruments that are classified within level 3 of the fair value hierarchy and that have little or no price transparency as a result of decreased volumes and lower levels of trading activity. In such situations, the Company's valuation is adjusted to approximate rates which market participants would likely consider appropriate for relevant credit and liquidity risks.

    D. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   D.  DERIVATIVES AND HEDGING ACTIVITIES (CONTINUED)

The Company has entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Income on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

   E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $252.1 million and $81.8 million were held at one financial institution at December 31, 2009 and 2008, respectively.

   F. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

DAC and DSI balances primarily are created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in-force contracts. DAC and DSI amortization are reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. See Note 15
- Deferred Policy Acquisition Costs for further discussion.

   G. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   G. REINSURANCE (CONTINUED)

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances can be established for amounts deemed uncollectible. See Note 14 - Reinsurance for further discussion. There were no valuation allowances deemed necessary at December 31, 2009 and 2008, respectively.

   H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

   I. VOBA

For the Transaction, VOBA reflects the estimated fair value of in-force contracts. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is amortized over the lives of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment, and mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for variable universal life policies and variable annuities are estimated to be 30 years.

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

For the January 2, 2009 purchase of FAFLIC, negative VOBA was recognized for the difference between the fair value of the insurance and reinsurance contracts and the amount recognized in accordance with the Company's existing accounting policies. Negative VOBA pertains to the business outside of the closed block participating policies. In order to reflect the fair value of the policyholder liabilities required under purchase accounting, we determined the fair value of the policyholder liabilities using market participants assumptions to determine the present value of benefit payments and maintenance expenses plus a risk margin based on the cost of holding capital to back the business. The resulting fair value of the policyholder liabilities was greater than the amount calculated using GAAP assumptions and is recorded as negative VOBA on the opening balance sheet. Since the Company's contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves for those policies outside of the closed block participating policies.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. When credit-related investment losses are realized, the Company recognizes a true-up to VOBA amortization within net realized investment gains/(losses) in the Consolidated Statements of Income reflecting the incremental impact of recorded net realized investment gains/(losses) to EGP's. These actual to expected amortization adjustments can create volatility from period to period in net realized investment gains/(losses).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6-Liabilities for Minimum Guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under ASC 820.

   K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0 % to 11.5 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

   L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs See Note 15 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   M. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a closed block (the "Closed Block") for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is for the benefit of certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in-force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

If the actual income from the Closed Block equals or exceeds the expected income as determined at the inception of the Closed Block, the expected income would be recognized in income. Further, cumulative Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income currently recognized in the Company's results to the income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in-force, the actual income from the Closed Block is less than the expected income, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any period in which the actual income for that period is less than the expected income for such period.

In connection with the Company's purchase of FAFLIC (as described in Note 4 - Purchase Accounting), the Company applied the "The Fair Value Option for Financial Assets and Financial Liabilities (ASC 825)" (described in Note 3O - New and Adopted Accounting Pronouncements) to the Closed Block liabilities. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to appropriately match fair value asset and liability movement.

   N. FEDERAL INCOME TAXES

Income taxes are provided for using the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of the Company's assets and liabilities. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position as defined by "Accounting for Income Taxes" (ASC 740). A position that meets this standard is measured at the largest amount of benefit that will more likely

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   N. FEDERAL INCOME TAXES (CONTINUED)

than not be realized upon settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

   O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

FASB ACCOUNTING STANDARDS CODIFICATION. In July 2009, the FASB launched the FASB Accounting Standards Codification (the Codification) as the single source of GAAP. While the Codification did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The Codification was effective for the Company for the third quarter of 2009 and did not have an effect on the Company's financial condition, results of operations or cash flows.

TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES ("VIE's") (ASC 860 AND 810). In June 2009, the FASB issued amended accounting principles which change the accounting for securitizations and VIE's. These principles were codified as ASU No. 2009-16, "Transfers and Servicing (Topic
860) - Accounting for Transfers of Financial Assets" and ASU No. 2009-17, "Consolidations (Topic 810) - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" in December 2009. ASU No. 2009-16 eliminates the concept of Qualified Special Purpose Entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets, including securitization transactions and continuing involvement with transferred financial assets. ASU No. 2009-17 changes the determination of when a VIE should be consolidated. Under ASU No. 2009-17, the determination of whether to consolidate a VIE is based on the power to direct the activities of the VIE that most significantly impact the VIE's economic performance together with either the obligation to absorb losses or the right to receive benefits that could be significant to the VIE, as well as the VIE's purpose and design. ASU No. 2009-16 and 2009-17 are effective for fiscal years beginning after November 15, 2009. In February 2010, the FASB finalized a standard which defers the requirements of ASU No. 2009-17 for certain interests in investment funds and certain similar entities. Adoption of ASU Nos. 2009-16 and 2009-17 on January 1, 2010 did not have a material effect on the Company's financial condition, results of operations or cash flows.

SUBSEQUENT EVENTS (ASC 855). In May 2009, the FASB issued amended accounting principles related to Subsequent Events (ASC 855), which codify the guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e., an event or transaction that occurs after the balance sheet date but before the financial statements are issued). These amended principles were effective for the Company for the second quarter of 2009. Since these amended principles require only additional disclosures concerning subsequent events, adoption of the standard did not affect the Company's financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS (ASC 320). In April 2009, the FASB issued amended accounting principles related to the recognition and presentation of other-than-temporary impairments (ASC 320). These amended principles prescribe that only the portion of an other-than-temporary impairment on a debt security related to credit loss is recognized in current period earnings, with the remainder recognized in other comprehensive income, if the holder does not intend to sell the security and it is more likely than not that the holder will not be required to sell the security prior to recovery. Previously, the entire other-than-temporary impairment was recognized in current period earnings. The Company adopted these amended accounting principles in the second quarter of 2009. Adoption of FASB ASC Topic 320 resulted in a cumulative effect adjustment, net of tax, of $7.9 million to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY (ASC 820). In April 2009, the FASB issued amended accounting principles related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying transactions that are not orderly (ASC 820). Specifically, these amended principles list factors which should be evaluated to determine whether a transaction is orderly; clarify that adjustments to transactions or quoted prices may be necessary when the volume and level of activity for an asset or liability have decreased significantly; and provide guidance for determining the concurrent weighting of the transaction price relative to fair value indications from other valuation techniques when estimating fair value. The Company adopted these amended accounting principles in the second quarter of 2009. Since the Company's fair value methodologies were consistent with these amended accounting principles, adoption did not affect the Company's financial condition, results of operations or cash flows.

RECOGNITION OF INTEREST INCOME AND IMPAIRMENT OF PURCHASED BENEFICIAL INTEREST AND BENEFICIAL INTEREST THAT CONTINUE TO BE HELD BY A TRANSFEROR IN SECURITIZED ASSETS (ASC 325). In January 2009, the FASB issued amended accounting principles related to the "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Assets (ASC 325)," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. ASC 325 requires companies to follow the impairment guidance in ASC 320, which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. ASC 325 is effective prospectively for interim and annual reporting periods ending after December 15, 2008. ASC 325 was adopted by the Company on December 31, 2008 and the adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (ASC 815). In March 2008, the FASB issued amended accounting principles related to disclosures about derivative instruments and hedging activities, which were effective for the Company on January 1, 2009. Since these amended principles require only additional disclosures concerning derivatives and hedging activities, adoption did not affect the Company's financial condition, results of operations or cash flows.

BUSINESS COMBINATIONS (ASC 805). In December 2007, the FASB issued amended accounting principles related to business combinations, which changed the accounting for transaction costs, certain contingent assets and liabilities, and other balances in a business combination. In addition, in partial acquisitions, when control is obtained, the amended principles require that the acquiring company measure and record all of the target's assets and liabilities, including goodwill, at fair value as if the entire target company had been acquired. These amended accounting principles applied to the Company's business combinations beginning in the first quarter of fiscal 2009. The new guidance was applied to the Company's purchase of FAFLIC on January 2, 2009.

THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES (ASC 825). In February 2007, the FASB issued amended accounting principles related to the election of "The Fair Value Option for Financial Assets and Financial Liabilities (ASC 825)." These amended principles give entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, these amended principles allow for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company adopted ASC 825 in connection with the purchase of FAFLIC and applied the fair value option to the Closed Block liabilities. See Note 10 - Closed Block for financial statement impact.

FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC 820). In September 2006, the FASB issued amended accounting principles related to fair value measurements and disclosures. These amended principles create a common definition of fair value to be used throughout generally accepted accounting principles. ASC 820 will apply whenever another standard requires or permits assets or liabilities to be measured at fair value, with certain exceptions. The standard establishes a hierarchy for determining fair value which emphasizes the use of observable market data whenever available. The amended principles also require expanded disclosures which include the extent to which assets and liabilities are measured at fair value, the methods and assumptions used to measure fair value and the effect of fair value measures on earnings. In October 2008, the FASB issued amended accounting principles related to

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

"Determining the Fair Value of a Financial Asset when the Market for That Asset Is Not Active." These amended principles clarify how ASC 820 should be applied when valuing securities in markets that are not active. These amended principles provide guidance on how companies may use judgment, in addition to market information, in certain circumstances to value assets which have inactive markets. ASC 820 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The difference between the carrying amounts and fair values of those financial instruments held at the date this statement is initially applied should be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year in which this statement is initially applied. The adoption of ASC 820 did not have a material affect on the Company's financial condition, results of operations or cash flows.

   P. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

In 2009, the acquisition of FAFLIC's assets and liabilities was recorded at fair value. Because the fair value of the acquired assets and liabilities equaled the purchase price, the Company did not record any goodwill. The assessment of fair value in accordance with ASC 805 included the establishment of intangible liabilities for negative VOBA and intangible assets for state licenses.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of January 2, 2009 from the Company's purchase of FAFLIC.

       FAIR VALUE (IN MILLIONS)                         JANUARY 2, 2009
       ----------------------------------------------------------------
       Assets:
       Total investments at fair value                  $       1,029.3
       Cash and cash equivalents                                  113.0
       Other assets at fair value                                 410.2
       Separate account assets                                    263.4
                                                        ---------------
                     Total assets acquired                      1,815.9
       Liabilities:
       Policyholder account balances                            1,325.8
       Other liabilities at fair value                            120.9
       Separate account liabilities                               263.4
                                                        ---------------
                     Total liabilities assumed                  1,710.1

       Total purchase price                             $         105.8
                                                        ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

5. SIGNIFICANT TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled reinsurance company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products will be passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 14 - Reinsurance for further discussion.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with Metropolitan Life Insurance Company ("MetLife") where the Company will reinsure certain individual disability income insurance policies with MetLife. These policies are currently 100% coinsured with MetLife. Upon execution of the agreement, the Company paid $1.0 million with another $4.0 million contingent upon state and policyholder approval.

On April 1, 2009, the Company assumed via coinsurance 100% of the life and fixed annuity blocks of American Exchange Life Insurance Company ("American Exchange Life"), a wholly owned subsidiary of the Universal American Corporation, and seven of American Exchange Life's life insurance subsidiaries. See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company entered into a coinsurance/modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National"). See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital was used primarily to support the reinsurance transaction with The Lincoln National Life Insurance Company.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital was used primarily to support future transactions.

On January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a block of Guaranteed Investment Contracts. FAFLIC is now a wholly owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion. See Note 4 - Purchase Accounting for further discussion.

On January 1, 2008, the Company reinsured under an assumption agreement a book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. See Note 14 - Reinsurance for further discussion.

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. The Company assumed general account reserves of $58.2 million and for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007.

In February 2008, the Pacific Life Insurance Company ("Pacific Life") contract was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a recapture of $25.5 million in reserves and resulted in a $41.3 million reduction in DAC and reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance. See Note 14 - Reinsurance for further discussion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       FOR THE YEARS ENDED DECEMBER 31,                       2009          2008
       ----------------------------------------------------------------------------
       (IN MILLIONS)
       Beginning balance                                   $    315.0    $    212.4
       Provision for GMDB:
                GMDB expense incurred                            40.3          25.2
                Volatility (1)                                  (19.0)        149.5
                                                           ------------------------
                                                                 21.3         174.7
       Claims, net of reinsurance:
                Claims from policyholders                      (102.3)        (76.7)
                Claims ceded to reinsurers                       99.3          76.1
                                                           ------------------------
                                                                 (3.0)         (0.6)
       GMDB reinsurance premium                                 (93.9)        (71.5)
                                                           ------------------------
       Ending balance                                      $    239.4    $    315.0
                                                           ========================

----------
(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2009 and 2008.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.
     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2009, volatility assumptions range from 26% to 69%, varying by equity fund type and duration; 7% to 13% for bond funds; and 0% to 2% for money market funds. For 2008, volatility assumptions range from 30% to 45%, varying by equity fund type; 10% for bond funds; and 1% for money market funds.
     - The mortality assumptions are factors of the 1994 GMDB table based on age and gender. The overall average factor is 79% of the 1994 GMDB table. Mortality improvement of 1% per year for 10 years is assumed.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2010 and 2011 are approximately 11% and 12%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).
     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2009 and 2008. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

December 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)          2009          2008
-----------------------------------------------------------------------------------
Net deposits paid
  Account value                                            $    2,762    $    2,623
  Net amount at risk                                       $       44    $      169
  Average attained age of contractholders                          62            62
Ratchet (highest historical account value at specified
  anniversary dates)
  Account value                                            $      807    $      777
  Net amount at risk                                       $      162    $      328
  Average attained age of contractholders                          68            67
Roll-up (net deposits accumulated at a specified rate)
  Account value                                            $       49    $       50
  Net amount at risk                                       $       29    $       39
  Average attained age of contractholders                          79            79
Higher of ratchet or roll-up
  Account value                                            $    2,821    $    2,712
  Net amount at risk                                       $    1,638    $    2,295
  Average attained age of contractholders                          74            74
Total of guaranteed benefits categorized above
  Account value                                            $    6,439    $    6,162
  Net amount at risk                                       $    1,873    $    2,831
  Average attained age of contractholders
    (weighted by account value)                                    68            68
Number of contractholders                                     162,403       181,847

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2009 was $21.3 million with a benefit paid of approximately $1.0 million. The GMIB liability at December 31, 2008 was $34.7 million with a benefit paid of approximately $50.0 thousand. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,                              2009          2008
-----------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                               $      0.5    $      8.9
Reinsurance treaty recapture                                        -          (8.9)
Acquisition expenses deferred                                     0.3           0.5
Reinsurance treaty impacts                                       (0.8)            -
                                                           ------------------------
Balance at end of year                                     $        -    $      0.5
                                                           ========================

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to Protective Life Insurance Company ("Protective") was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See further explanation within Note 14 -Reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31,                                           2009          2008
       ----------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                                       $     31.0    $     37.9
       Range of guaranteed minimum return rates             2.8 - 6.5%    2.8 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

     DECEMBER 31,                                             2009          2008
     ------------------------------------------------------------------------------
     (IN MILLIONS)
     Asset Type:
        Fixed maturities                                   $     28.8    $     28.7
        Cash and cash equivalents                                10.4          16.5
                                                           ------------------------
     Total                                                 $     39.2    $     45.2
                                                           ========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS

   A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED        OTTI            FAIR
DECEMBER 31, 2009                                      COST (2)        GAINS          LOSSES        LOSSES(1)        VALUE
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                              $      729.7   $        5.6   $      (34.3)   $          -   $      701.0
States and political subdivisions                           162.2            4.5           (1.6)              -          165.1
Foreign governments                                          32.5            0.7           (0.2)              -           33.0
Corporate fixed maturities                                1,192.3           99.5           (2.8)              -        1,289.0
Structured securities                                       681.1           97.1           (8.7)           (3.2)         766.3
                                                     -------------------------------------------------------------------------
Total available-for-sale fixed maturities            $    2,797.8   $      207.4   $      (47.6)           (3.2)  $    2,954.4
                                                     =========================================================================
Equity securities                                    $        0.1   $          -   $          -    $          -   $        0.1
                                                     =========================================================================

----------
(1) Represents the before tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income for assets still held at the reporting date.
(2) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

---------------------------------------------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED         FAIR
DECEMBER 31, 2008                                        COST          GAINS          LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                              $      205.7   $       22.3   $       (0.8)   $      227.2
States and political subdivisions                            23.0            2.2           (0.1)           25.1
Corporate fixed maturities                                  400.7            8.4          (32.4)          376.7
Structured securities                                       330.3            3.1          (33.1)          300.3
                                                     ----------------------------------------------------------
Total fixed maturities                               $      959.7   $       36.0   $      (66.4)   $      929.3
                                                     ==========================================================
Equity securities                                    $       93.5   $          -   $      (25.4)   $       68.1
                                                     ==========================================================

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain a security deposit through a custodial account in New York, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2009 and 2008, the amortized cost and fair value of the assets on deposit were $97.3 million and $79.4 million, and $100.3 million and $86.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $74.3 million and $5.3 million were on deposit with various state and governmental authorities at December 31, 2009 and 2008, respectively. Fair values related to these securities were $77.6 million and $6.6 million at December 31, 2009 and 2008, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2009, the Company held $53.6 million in cash as collateral, compared to $60.0 million held in cash at December 31, 2008.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The maturity distribution for available-for-sale fixed-maturity securities is as follows:

                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2009             2009
                                                               AMORTIZED COST     FAIR VALUE
----------------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                        $         67.9   $         68.8
Due after one year through five years                                   386.7            403.5
Due after five years through ten years                                  646.0            694.8
Due after ten years                                                   1,697.2          1,787.3
                                                               -------------------------------
Total                                                          $      2,797.8   $      2,954.4
                                                               ===============================

   B. DERIVATIVE INSTRUMENTS

The Company has a hedging strategy consisting of the purchase of equity derivative put options and equity futures used to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company has reinsurance contracts that are accounted for on a modified coinsurance arrangement. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under ASC 815-15, "Embedded Derivatives."

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

AS OF DECEMBER 2009
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                                      DERIVATIVE     DERIVATIVE     NUMBER OF
                                                                        ASSETS      LIABILITIES     CONTRACTS
                                                                    ------------   ------------   ------------
DERIVATIVE CONTRACTS
      Equity and non-hedging futures                                $       24.5   $          -          5,920
      Foreign currency swap                                                  2.1              -              1
      GMDB product derivatives                                              63.4              -        240,642
      Credit                                                                   -            2.2              4
      Embedded derivatives under modified coinsurance contracts             59.3           59.3              2
                                                                    ------------------------------------------
      Gross fair value of derivative contracts                      $      149.3   $       61.5        246,569
                                                                    ==========================================

      Fair value included within total assets                       $      149.3
                                                                    ============

      Fair value included within total liabilities                                 $       61.5
                                                                                   ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   B. DERIVATIVE INSTRUMENTS (CONTINUED)

                                                                                         AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN INCOME      RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                                 ON DERIVATIVES                           DERIVATIVES
---------------------------------------------------------------------------------------------------------------
                                                                                                 2009
                                                                                        -----------------------
General account derivatives           Net realized investment gains/(losses)            $                   2.4
Foreign currency swap                 Losses/(gains) on derivative instruments                              2.0
GMDB product derivatives              Losses/(gains) on derivative instruments                           (138.2)
Credit default swaps                  Losses/(gains) on derivative instruments                             (6.9)
Embedded derivatives under modified
 coinsurance contacts                 Losses/(gains) on derivative instruments                            115.6
                                                                                        -----------------------
TOTAL LOSS                                                                              $                 (25.1)
                                                                                        =======================

   C. DERIVATIVE TRADING ACTIVITIES

For 2009, the Company recognized a net loss of $27.5 million on its derivatives. For 2008, the Company recognized a net gain of $175.6 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under ASC 815 "Derivatives and Hedging." The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

On May 25, 2007, the Company entered into a reinsurance contract which was accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety did not meet the definition of a derivative instrument, and may have contained embedded derivatives. This reinsurance agreement stated that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders were accounted for as an embedded derivative as defined by ASC 815 "Derivatives and Hedging." In February 2008, the contract was recaptured retroactive to January 1, 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   D. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale fixed maturities and equity securities are summarized as follows:

                                                                                                     EQUITY
                                                                               FIXED             SECURITIES AND
DECEMBER 31,                                                                 MATURITIES               OTHER            TOTAL
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Net depreciation, beginning of year                                      $             (8.3)   $            (16.7)   $    (25.0)
                                                                         -------------------------------------------------------
   Cumulative effect of change in accounting principle, net of
     income tax                                                                        (7.9)                    -          (7.9)
                                                                         -------------------------------------------------------
   Net appreciation on available-for-sale securities                                  199.2                  25.4         224.6
   Net depreciation from the effect on value of business
     acquired and on policy liabilities                                               (71.5)                    -         (71.5)
   Provision for deferred federal income taxes                                        (44.9)                 (8.7)        (53.6)
                                                                         -------------------------------------------------------
                                                                                       82.8                  16.7          99.5
                                                                         -------------------------------------------------------
Net appreciation, end of year                                            $             66.6    $                -    $     66.6
                                                                         =======================================================
2008
Net appreciation/(depreciation), beginning of year                       $              0.4    $             (3.6)   $     (3.2)
                                                                         -------------------------------------------------------
   Net depreciation on available-for-sale securities                                  (28.8)                (20.1)        (48.9)
   Net appreciation from the effect on value of business acquired
     and on policy liabilities                                                         15.4                     -          15.4
   Benefit for deferred federal income taxes                                            4.7                   7.0          11.7
                                                                         -------------------------------------------------------
                                                                                       (8.7)                (13.1)        (21.8)
                                                                         -------------------------------------------------------
Net depreciation, end of year                                            $             (8.3)   $            (16.7)   $    (25.0)
                                                                         =======================================================
2007
Net (depreciation)/appreciation, beginning of year                       $             (2.0)   $              0.8    $     (1.2)
                                                                         -------------------------------------------------------
   Net appreciation/(depreciation) on available-for-sale
      securities                                                                        2.8                  (6.7)         (3.9)
   Net appreciation from the effect on value of business
      acquired and on policy liabilities                                                0.9                     -           0.9
   (Provision)/benefit for deferred federal income taxes                               (1.3)                  2.3           1.0
                                                                         -------------------------------------------------------
                                                                                        2.4                  (4.4)         (2.0)
                                                                         -------------------------------------------------------
Net appreciation/(depreciation), end of year                             $              0.4    $             (3.6)   $     (3.2)
                                                                         =======================================================

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT

As described in Note 3 - Summary of Significant Accounting Policies, the Company presents and discloses OTTI in accordance with ASC Topic 320, beginning on April 1, 2009. Securities whose fair value is less than their amortized cost are considered to be impaired and are evaluated for potential other-than-temporary impairment. If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment (the difference between the current carrying amount and fair value of the security). Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, namely, credit loss and non-credit loss. The credit loss portion is charged to net realized investment losses in the Consolidated Statements of Income, while the non-credit loss is charged to other comprehensive income (loss). When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. To compute the credit loss component of OTTI for corporate bonds on

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

 7. INVESTMENTS (CONTINUED)

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

the date of transition (April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.

For mortgage backed and asset backed bonds, the present value of future cash flows using the book yield was used to determine the credit component of OTTI. Generally, if the present value of the cash flow was less than the security's amortized cost, the difference is recorded as a credit loss. The difference between the estimates of the credit related loss and the overall OTTI was concluded to be the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired. Professionals from the Company's investment, accounting and finance functions meet monthly to review individual issues or issuers that may be of concern. The process involves a monthly screening of all impaired securities, with particular attention paid to identify those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time or who have been in an unrealized loss position for twelve consecutive months. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer's ability to meet current and future interest and principal payments, an evaluation of the issuer's financial position and its near term recovery prospects, difficulties being experienced by an issuer's parent or affiliate, and management's assessment of the outlook for the issuer's sector. In making these evaluations, the Company exercises considerable judgment.

The Company periodically updates its best estimate of cash flows over the life of the security. In the event that fair value is less than amortized cost and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Potential losses incurred on the respective commercial mortgage backed securities ("CMBS") and residential mortgage backed securities ("RMBS") portfolios are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratio.)

There are inherent risks and uncertainties in management's evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer's financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching and greater than expected liquidity needs. All of these factors could impact management's evaluation of securities for OTTI.

The Company recorded credit OTTI losses in its Consolidated Statement of Income totaling $7.4 million as of December 31, 2009 for OTTI on its available-for-sale fixed maturity securities. These impairments were driven primarily by adverse financial conditions of the issuers.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                 DECEMBER 31, 2009
                                                                                 -----------------
BALANCE, AS OF JANUARY 1, 2009                                                   $               -

Credit loss component of OTTI loss not reclassified to other
  comprehensive loss in the cumulative effect transition adjustment                           10.3

Additions:
Initial impairments -- credit loss OTTI recognized on securities not
 previously impaired                                                                           0.5
Additional impairments -- credit loss OTTI recognized on securities
 previously impaired                                                                           0.2
Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
 period of securities previously credit loss OTTI impaired                                    (6.0)
Due to increases in cash flows -- accretion of previous credit loss OTTI                         -
                                                                                 -----------------
BALANCE, AS OF DECEMBER 31, 2009                                                 $             5.0
                                                                                 =================

   F. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities and equity securities that have been continuously in an unrealized loss position.

----------------------------------------------------------------------------------------------------------
                                                         GROSS                             NUMBER OF
DECEMBER 31, 2009                                      UNREALIZED        FAIR        SECURITIES WITH GROSS
(IN MILLIONS)                                            LOSSES          VALUE         UNREALIZED LOSSES
----------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                        $         41.9   $      754.4           78
  Greater than 12 months                                        1.5           35.2           15
                                                     -----------------------------------------------------
Total investment grade fixed maturities              $         43.4   $      789.6           93
                                                     -----------------------------------------------------
Below investment grade fixed maturities:
  0-12 months                                        $          4.7   $       59.7           17
  Greater than 12 months                                        2.7           12.4            3
                                                     -----------------------------------------------------
Total below-investment-grade fixed maturities                   7.4           72.1           20
                                                     -----------------------------------------------------
Total fixed maturities                               $         50.8   $      861.7          113
                                                     =====================================================
Equity securities:
  0-12 months                                        $            -   $        0.1            1
  Greater than 12 months                                          -              -            -
                                                     -----------------------------------------------------
Total equity securities                              $            -   $        0.1            1
                                                     =====================================================

----------
(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $35.9 million at December 31, 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   F. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                          GROSS                            NUMBER OF
DECEMBER 31, 2008                                      UNREALIZED        FAIR        SECURITIES WITH GROSS
(IN MILLIONS)                                            LOSSES          VALUE         UNREALIZED LOSSES
----------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                        $         36.0   $      140.0            44
  Greater than 12 months                                       18.6           39.4            12
                                                     -----------------------------------------------------
Total investment grade fixed maturities              $         54.6   $      179.4            56
                                                     -----------------------------------------------------
Below investment grade fixed maturities:             $          2.1   $       11.3             3
                                                     -----------------------------------------------------
Total fixed maturities                               $         56.7   $      190.7            59
                                                     =====================================================
Equity securities:
0-12 months                                          $         25.4   $       68.1             1
                                                     -----------------------------------------------------
Total equity securities                              $         25.4   $       68.1             1
                                                     =====================================================

----------
(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.0 million at December 31, 2008.

   G. VARIABLE INTEREST ENTITY

During 2009, the Company, through its subsidiary FAFLIC, held one remaining GIC through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. At December 31, 2009, there was one medium term note outstanding for $16.6 million with a 6.0% fixed rate, issued in June 1999, and maturing in April 2011. AGF is a VIE and is consolidated within the Company as the Company is the primary beneficiary.

   H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

      DECEMBER 31,                                    2009       2008
      ------------------------------------------------------------------
      (IN MILLIONS)
      Issuer Name:
      U.S. Treasuries and Strips                    $  497.0  $     62.5
      GS High Yield Fund                                   -        68.1

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

8. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                2009         2008         2007
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                             $    234.0   $     53.4   $     53.3
Equity securities                                                   3.9          8.0          7.7
Policy loans                                                       19.4          5.2          7.5
Short-term investments and miscellaneous income                    71.4         62.2         71.9
                                                             ------------------------------------
   Gross investment income                                        328.7        128.8        140.4
Less investment expenses                                           (5.4)        (3.2)        (2.9)
                                                             ------------------------------------
Net investment income                                        $    323.3   $    125.6   $    137.5
                                                             ====================================

The Company had no fixed maturities on non-accrual status at December 31, 2009, 2008 or 2007.

The Company had no fixed maturities which were non-income producing at December 31, 2009, 2008 or 2007.

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                2009         2008         2007
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                             $     29.8   $    (38.0)  $      4.1
Equity securities                                                  (9.7)       (14.5)           -
Other investments                                                   2.5          2.9          1.8
                                                             ------------------------------------
Net realized investment gains/(losses)                       $     22.6   $    (49.6)  $      5.9
                                                             ====================================

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
                                                                VOLUNTARY          GROSS        GROSS
FOR THE YEARS ENDED DECEMBER 31,                                  SALES            GAINS       LOSSES
-------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Fixed maturities                                             $        4,058.6   $     57.3   $     28.7

2008
Fixed maturities                                             $        1,550.8   $     12.6   $     50.6

2007
Fixed maturities                                             $          773.9   $      5.7   $      1.6

The Company recognized other-than-temporary impairments on fixed maturities of $7.4 million and $27.5 million in 2009 and 2008, respectively. The Company recognized other-than-temporary impairments on equity securities of $0.0 million and $14.5 million in 2009 and 2008, respectively. There were no other-than-temporary impairments in 2007.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

   C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income/(Loss):

FOR THE YEARS ENDED DECEMBER 31,                                                           2009         2008        2007
---------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation/(depreciation) on available-for-sale securities:

Unrealized holding gains/(losses) arising during period (net of income tax
 (expense)/benefit of $(58.2), $30.2 and $0.7 million in 2009, 2008 and 2007,
 respectively)                                                                          $     108.0  $    (56.1) $     (1.4)
Less: reclassification adjustment for gains/(losses) included in net income (net of income tax expense/(benefit) of $4.5, $(18.5) and $0.3 million in 2009, 2008 and
 2007, respectively)                                                                            8.5       (34.3)        0.6
                                                                                        -----------------------------------
Total available-for-sale securities                                                            99.5       (21.8)       (2.0)
                                                                                        -----------------------------------
Net unrealized appreciation/(depreciation) on available-for-sale securities             $      99.5  $    (21.8) $     (2.0)
                                                                                        ===================================

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

ASC 825, "Disclosures about Fair Value of Financial Instruments," as amended by ASC 820, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

   TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2009 and 2008 were as follows:

                                                                 2009                          2008
                                                      -----------------------------------------------------------
                                                        CARRYING         FAIR         CARRYING         FAIR
DECEMBER 31,                                              VALUE         VALUE           VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
    Policy loans                                      $       320.3  $       350.7  $        92.9  $         92.9
                                                      -----------------------------------------------------------
                                                      $       320.3  $       350.7  $        92.9  $         92.9
                                                      ===========================================================
Financial Liabilities
    Supplementary contracts without life
     contingencies                                             36.4           36.4           31.3            31.3
    Trust instruments supported by funding
     obligations                                               16.6           18.7            -               -
    Other individual contract deposit funds                   115.2          115.2           22.5            22.5
                                                      -----------------------------------------------------------
                                                      $       168.2  $       170.3  $        53.8  $         53.8
                                                      ===========================================================

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 2009. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2009 (IN MILLIONS)                                  LEVEL 1     LEVEL 2       LEVEL 3      TOTAL
----------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
     U.S. Treasury securities and U.S. Government
        and agency securities                                  $    483.9   $    217.1   $        -   $    701.0
     States and political subdivisions                                  -        165.1            -        165.1
     Foreign governments                                             13.7         19.3            -         33.0
     Corporate fixed maturities                                         -      1,288.7          0.3      1,289.0
     Structured securities                                              -        723.7         42.6        766.3
                                                               -------------------------------------------------
        Total available-for-sale fixed maturities                   497.6      2,413.9         42.9      2,954.4
                                                               -------------------------------------------------
  Trading fixed maturities
     U.S. Treasury securities and U.S. Government
        and agency securities                                        13.0          2.7            -         15.7
     States and political subdivisions                                  -         27.9            -         27.9
     Corporate fixed maturities                                         -        222.7            -        222.7
     Structured securities                                              -        158.2            -        158.2
                                                               -------------------------------------------------
        Total trading fixed maturities                               13.0        411.5            -        424.5
                                                               -------------------------------------------------
     Equity securities                                                0.1            -            -          0.1
     Derivative instruments receivable                                  -         87.9         61.4        149.3
     Separate account assets                                      4,186.5            -            -      4,186.5
                                                               -------------------------------------------------
     Total assets at fair value                                $  4,697.2   $  2,913.3   $    104.3   $  7,714.8
                                                               =================================================
Financial Liabilities
     Derivative instruments payable                            $        -   $      2.2   $     59.3   $     61.5
     Closed Block policy liabilities                                    -            -        684.1        684.1
                                                               -------------------------------------------------
     Total liabilities at fair value                           $        -   $      2.2   $    743.4   $    745.6
                                                               =================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2008 (IN MILLIONS)                                LEVEL 1            LEVEL 2           LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Financial Assets
   Fixed maturities                                         $        172.2    $        755.4    $          1.7    $        929.3
   Equity securities                                                     -              68.1                 -              68.1
   Derivative instruments receivable                                     -             182.9                 -             182.9
   Separate account assets                                         3,659.8                 -                 -           3,659.8
                                                            --------------------------------------------------------------------
   Total assets at fair value                               $      3,832.0    $      1,006.4    $          1.7    $      4,840.1
                                                            ====================================================================
Financial Liabilities
   Derivative instruments payable                           $            -    $          1.4    $         56.3    $         57.7
                                                            --------------------------------------------------------------------
   Total liabilities at fair value                          $            -    $          1.4    $         56.3    $         57.7
                                                            ====================================================================

LEVEL 3 GAINS AND LOSSES

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total cash instruments at fair value classified within level 3 were $42.9 million and $1.7 million as of December 31, 2009 and 2008, respectively. These include a tax credit investment, a surplus note and structured securities.

DERIVATIVE CONTRACTS
- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.
- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

CLOSED BLOCK POLICY LIABILITIES
The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a fair value rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2009. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2009. As reflected in the table below, the net unrealized gain on level 3 financial assets and liabilities was $118.9 million for the year ended December 2009.

                                                                              NET
                                                                           UNREALIZED
                                                                            GAINS/
                                                                           (LOSSES)
                                                                          RELATING TO       NET         NET
                                                                  NET     INSTRUMENTS    PURCHASES,  TRANSFERS
                                      BALANCE,     PURCHASE    REALIZED  STILL HELD AT   ISSUANCES   IN AND/OR   BALANCE,
                                    BEGINNING OF  ACCOUNTING    GAINS/   THE REPORTING      AND       OUT OF      END OF
YEAR ENDED DECEMBER 2009                YEAR      ADJUSTMENTS  (LOSSES)      DATE       SETTLEMENTS   LEVEL 3      YEAR
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities       $        1.7  $       3.5  $      -  $           -  $    (3.5)   $  (1.4) $      0.3
   Mortgage-backed and
     asset-based securities                    -          2.3         -            1.1       39.2          -        42.6
   Derivative contracts                        -            -         -           61.4          -          -        61.4
                                    --------------------------------------------------------------------------------------
Total assets                        $        1.7  $       5.8  $      -  $        62.5  $    35.7    $  (1.4) $    104.3
                                    ======================================================================================
Financial Liabilities
Closed Block policy liabilities     $          -  $     663.5  $      -  $           -  $    20.6(1) $     -  $    684.1
Derivative contracts                        56.3          0.1         -           56.4       59.3          -        59.3
                                    --------------------------------------------------------------------------------------
Total liabilities                   $       56.3  $     663.6  $      -  $        56.4  $    79.9    $     -  $    743.4
                                    ======================================================================================

(1) Included in the change in the Closed Block policy liabilities of $20.6 million is $24.7 million of market appreciation on the Closed Block investment portfolio offset by decreases in maintenance expenses of $2.8 million and cost of capital of $1.3 million as of December 31, 2009.

                                                                NET UNREALIZED
                                                                 GAINS/(LOSSES)       NET
                                                      NET         RELATING TO      PURCHASES,
                                      BALANCE,      REALIZED   INSTRUMENTS STILL   ISSUANCES   NET TRANSFERS   BALANCE,
                                    BEGINNING OF     GAINS/       HELD AT THE         AND      IN AND/OR OUT    END OF
YEAR ENDED DECEMBER 2008                YEAR       (LOSSES)     REPORTING DATE    SETTLEMENTS   OF LEVEL 3       YEAR
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities $        3.7  $      (0.1) $            (3.3) $       1.4  $           -  $      1.7
                                    ------------------------------------------------------------------------------------
Total assets                        $        3.7  $      (0.1) $            (3.3) $       1.4  $           -  $      1.7
                                    ====================================================================================
Financial Liabilities
Derivative contracts                $       20.0  $      11.1  $           (36.3) $      11.1  $           -  $     56.3
                                    ------------------------------------------------------------------------------------
Total liabilities                   $       20.0  $      11.1  $           (36.3) $      11.1  $           -  $     56.3
                                    ====================================================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

10. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                               2009
--------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
 Trading fixed maturities at fair value (amortized cost of $397.2 in
   2009)                                                                   424.5
 Policy loans                                                              102.5
 Cash and cash equivalents                                                  92.5
 Accrued investment income                                                   9.0
 Deferred federal income taxes                                              17.8
 Other assets                                                                1.9
                                                                        --------
   Total assets                                                         $  648.2
                                                                        --------
LIABILITIES
 Future policy benefits at fair value                                   $  592.0
 Policyholder dividends obligation at fair value(1)                         78.6
 Policyholder dividends payable at fair value(1)                            13.5
 Other liabilities                                                           3.8
                                                                        --------
   Total liabilities                                                    $  687.9
                                                                        --------
Excess of Closed Block liabilities over assets designated to the Closed
 Block and maximum future earnings to be recognized from Closed
 Block assets and liabilities                                           $   39.7
                                                                        ========

----------
(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets

STATEMENTS OF INCOME

FOR THE YEAR ENDED DECEMBER 31           2009
-----------------------------------------------
(IN MILLIONS)
REVENUES
 Premiums and other income             $   22.3
 Net investment income                     67.2
 Net realized investment gains              7.3
                                       --------
  Total revenues                           96.8
                                       --------

BENEFITS AND EXPENSES
 Policy benefits                           92.3
 Policy acquisition and other expenses      0.4
                                       --------
  Total benefits and expenses              92.7
                                       --------

Net contribution from the Closed Block $    4.1
                                       --------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

10. CLOSED BLOCK (CONTINUED)

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

11. FEDERAL INCOME TAXES

The federal income tax (benefit)/expense attributable to the results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                   2009       2008       2007
-------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense     $  34.2    $  (0.2)   $  46.1
 Prior years' federal income tax adjustment             -       (0.6)      (1.1)
 Dividend received deduction                         (3.8)      (5.2)      (8.2)
 Tax credits                                            -       (0.7)      (0.5)
 Valuation allowance                                (24.1)      17.2       (1.7)
 Other, net                                             -        0.3          -
                                                  -----------------------------

Federal income tax expense                        $   6.3    $  10.8    $  34.6
                                                  =============================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                          2009         2008
---------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
 Insurance reserves                 $   90.0     $   63.5
 Deferred acquisition costs             62.6         17.7
 Tax credit carryforwards                9.5          9.7
 Loss carryforwards                    162.6        104.2
 Investments, net                          -         44.9
 Ceding commission                      17.9         19.5
 Accrued policyholder dividends          4.7            -
 Deferred compensation                   0.2          0.9
  Other, net                             3.9          6.7
                                    ---------------------
  Subtotal deferred tax asset          351.4        267.1
   Valuation allowance                 (12.2)       (34.8)
                                    ---------------------
Total deferred tax asset, net       $  339.2     $  232.3
                                    ---------------------

Deferred tax liability
  Investments, net                  $  (71.4)    $      -
  VOBA                                (129.9)       (93.0)
                                    ---------------------
Total deferred tax liability          (201.3)       (93.0)
                                    ---------------------
Total deferred tax asset, net       $  137.9     $  139.3
                                    =====================

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2009 deferred tax asset is due to limitations under
Section 382 of the Internal Revenue Code against certain tax benefits. Under ASC 805, any future adjustments to deferred tax assets and liabilities established at the inception of the Transaction would be recognized through the Company's Consolidated Statements of Income (including the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

11. FEDERAL INCOME TAXES (CONTINUED)

realization of tax benefits currently offset by valuation allowance). During 2009, a valuation allowance release of $24.1 million was posted to recognize the tax benefit from capital losses. The release was due to the near term consolidation with Goldman Sachs now expected in 2011 and the revised ability to project future capital gains. During 2008, an additional valuation allowance of $17.2 million was posted to reduce the tax benefit from realized capital losses incurred in 2008. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2009, the Company has foreign tax credit carryforwards of $9.5 million which will expire beginning in 2013. At December 31, 2009, the Company has net operating loss carryforwards of $133.4 million and capital loss carryforwards of $29.2 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $143.9 million of net operating and capital loss carryforwards.

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be adjusted in the future. During 2008, the Company increased acquired pre-acquisition operating loss by approximately $5.6 million. The 2008 adjustment is the result of IRS audit adjustments to THG. As a result of the 2008 adjustment, the Company has reduced the gross net operating loss carryforward by $5.4 million. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2009 through December 31, 2009. The Company's tax return is ineligible for consolidation into Goldman Sachs until calendar year end 2011. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

FAFLIC will file a stand-alone tax return for the period January 2, 2009 through December 31, 2009. FAFLIC's tax return is eligible for consolidation with the Company in 2010. FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C Section 382 and can only be used against the income of FAFLIC.

12. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company cannot pay any dividend without first obtaining written approval from the Massachusetts Commissioner of Insurance.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 200% of the Company's Company Action Level as determined under the risk-based capital formula, which was $68.5 million and $82.7 million at December 31, 2009 and 2008, respectively. Total

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

12. DIVIDEND RESTRICTIONS (CONTINUED)

adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $635.3 million and $394.0 million at December 31, 2009 and 2008, respectively, for the Company.

The Company declared and paid dividends to Goldman Sachs of $60.0 million in 2009. There were no dividends declared by the Company to Goldman Sachs in 2008.

13. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

(IN MILLIONS)                                                      2009        2008
                                                                 --------------------
 Balance at January 1                                            $  146.5    $  220.4
 Amount recorded due to purchase accounting (1)                     (45.6)       (8.6)
 Cumulative effect of change in accounting principle, net of tax     (1.2)          -
 Reinsurance treaty impacts                                         (76.5)          -
 Amortized to expense during the year                                23.8       (80.7)
 Adjustment for unrealized investment losses during the year        (16.7)       15.4
                                                                 --------------------
 Balance at December 31                                          $   30.3    $  146.5
                                                                 ====================

----------
(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting adjustments.

During 2008, the Company identified an adjustment to deferred tax assets that directly impacted the Company's VOBA. The resulting adjustment in 2008 reduced VOBA by $8.6 million.

Estimated future amortization of VOBA as of December 31, 2009 is as follows:

(IN MILLIONS)
 2010                     $   4.3
 2011                         3.6
 2012                         3.0
 2013                         2.6
 2014                         2.3
 2015 and thereafter         14.5
                          -------
 Total                    $  30.3
                          =======

14. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow. Upon execution of the treaty, the Company considered in its reinsurance costs $76.5 million of VOBA and $61.7 million of DAC associated with the variable annuity business; a net $55.0 million was written off. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a liability of $59.3 million is reflected on the Consolidated Balance Sheets as of December 31, 2009. As of December 31, 2009, the Company ceded and Arrow assumed $2.1 billion in reserves.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will reinsure certain individual disability income insurance policies with MetLife. These policies are currently 100% coinsured with

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

14. REINSURANCE (CONTINUED)

MetLife. Upon execution of the agreement, the Company paid $1.0 million with another $4.0 million contingent upon state and policyholder approval. Reinsurance recoverables related to this agreement were $231.4 million and $220.8 million at December 31, 2009 and 2008, respectively

On April 1, 2009, the Company assumed via coinsurance 100% of the traditional life and fixed annuity blocks of American Exchange Life and seven of its subsidiaries. American Exchange Life is a wholly owned subsidiary of Universal American Corporation. Under the coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Additionally, the Company had an increase in total assets and liabilities of $536.8 million from this reinsurance agreement.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National to reinsure an in-force block of universal life and variable universal life insurance policies. Under the coinsurance and modified coinsurance agreement, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Additionally, the Company had an increase in total assets and liabilities of $980.8 million from this reinsurance agreement.

On January 2, 2009, coincident with the purchase of the Company's subsidiary, FAFLIC, referenced in Note 5 - Significant Transactions, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's discontinued accident and health insurance business through a 100% coinsurance agreement. This agreement totaled $119.5 million in net statutory liabilities. An equal amount of assets were also transferred as part of this agreement. Reinsurance recoverable related to this agreement was $139.6 million at December 31, 2009.

On January 1, 2008, the Company reinsured a book of business from FML on an assumption reinsurance basis comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million.

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed.

In February 2008, the contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

The Company assumed on a modified coinsurance basis 100% of the variable annuity business of Protective. As of December 31, 2009 and 2008, the assumed reserves under this contract were $1.2 billion, respectively.

The Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. The assumed reserves were approximately $99.3 million as of December 31, 2008. In 2009 this block of business is consolidated within the Company due to the Company's purchase of FAFLIC.

Historically, the Company maintained other reinsurance treaties including the cession of non core traditional life and health business, the largest being a universal life insurance treaty representing reinsurance recoverables of $428.9 million and $451.6 million at December 31, 2009 and 2008, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

14. REINSURANCE (CONTINUED)

As of December 31, 2009 and 2008, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity related to the FML block of business of approximately $0.6 billion and $0.7 billion, respectively, reinsured with an affiliate, Columbia.

The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31,                     2009        2008        2007
   ----------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance premiums:
    Direct                                            $   42.1    $   16.9    $  18.3
    Assumed - affiliated                                     -           -          -
    Assumed - non affiliated                              27.7           -          -
    Ceded - affiliated                                       -           -          -
    Ceded - non-affiliated                               (21.3)      (16.9)     (18.3)
                                                      -------------------------------
   Net premiums                                       $   48.5    $      -    $     -
                                                      ===============================
   Life and accident and health insurance and other
    individual policy benefits, claims, losses and
    loss adjustment expenses:
    Direct                                            $  623.4    $  581.9    $ 100.8
    Assumed - affiliated                                 112.8           -
    Assumed - non-affiliated                              16.0        44.1       60.6
    Ceded - affiliated                                  (101.7)      (36.7)      (1.8)
    Ceded - non-affiliated                              (304.0)     (292.2)     (17.9)
                                                      -------------------------------
   Net policy benefits, claims, losses and loss
    adjustment expenses                               $  346.5    $  297.1    $ 141.7
                                                      ===============================

15. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                              2009     2008
------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                                $ 118.3  $ 153.3
Block acquisition                                             302.5        -
Reinsurance treaty recapture                                      -    (41.3)
Reinsurance treaty impacts                                    (61.7)       -
Acquisition expenses deferred                                   4.6      4.4
Amortized to expense during the year                          (65.6)     1.9
Adjustment for unrealized investment losses during the year   (54.8)       -
                                                            ------------------
Balance at end of year                                      $ 243.3  $ 118.3
                                                            ==================

On December 31, 2009, the Company entered into a reinsurance treaty with Arrow ceding all the Company's variable annuity business. This reinsurance treaty resulted in a $61.7 million reduction in the DAC asset.

On April 1, 2009, the Company entered into a coinsurance agreement with American Exchange Life and seven of its subsidiaries, resulting in an initial DAC balance of $53.0 million.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National, resulting in an initial DAC balance of $250.1 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

15. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

In February 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. The recapture of the Pacific Life block resulted in a $41.3 million reduction in the DAC asset.

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

16. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development." Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $315.5 million and $216.0 million at December 31, 2009 and 2008, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $386.6 million and $223.0 million at December 31, 2009 and 2008 respectively.

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

       DECEMBER 31,                                    2009      2008
       ---------------------------------------------------------------
       (IN MILLIONS)
       State licenses (intangible asset)              $  5.3    $  2.6
       Accounts receivable                               1.0       3.0
       Deferred sales inducements                          -       0.5
       Deferred losses on modco                          5.7      57.2
       Miscellaneous assets                              8.5      11.4
                                                      ----------------
       Total other assets                             $ 20.5    $ 74.7
                                                      ================

Accrued expenses and other liabilities consist of the following:

       DECEMBER 31,                                    2009      2008
       ---------------------------------------------------------------
       (IN MILLIONS)
       Payables in process                            $ 42.1    $ 19.3
       Policyholder liabilities                         20.4       5.8
       Taxes payable                                     2.3       3.5
       Accrued expenses                                 13.1       4.8
       Miscellaneous liabilities                         5.6      13.1
                                                      ----------------
       Total accrued expenses and other liabilities   $ 83.5    $ 46.5
                                                      ================

Other income consists of the following:

       DECEMBER 31,                                    2009      2008      2007
       -------------------------------------------------------------------------
       (IN MILLIONS)
       Asset management fees                          $  8.3    $ 12.6    $ 17.4
       Miscellaneous income                             (1.2)      9.0       2.5
                                                      --------------------------
       Total other income                             $  7.1    $ 21.6    $ 19.9
                                                      ==========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Other operating expenses consist of the following:

       DECEMBER 31,                          2009      2008      2007
       ---------------------------------------------------------------
       (IN MILLIONS)
       Taxes, licenses and fees             $  6.0    $  0.3    $  2.5
       Commission expense                      4.4      12.5      21.3
       Fees and operational services          36.7      28.9      31.7
       Salaries and benefits                  11.4       8.7       7.9
       Legal and auditing                      4.1       4.8       3.5
       Miscellaneous operating expenses        5.0       4.3       3.2
                                            --------------------------
       Total other operating expenses       $ 67.6    $ 59.5    $ 70.1
                                            ==========================

18. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million for 2009 and 2008, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2009, lease commitments relating to this lease were $35.3 thousand for 2010 and 2011. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

On March 31, 2009, the Company signed a Work Assignment with the Dell Perot Systems ("Dell Perot") whereby Dell Perot, as third party administrator, will provide contract/policy administration over certain of the Company's fixed annuity and traditional life business for a period not less than ten years. Dell Perot was formerly known as the Transaction Applications Group, Inc. ("TAG").

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

On October 31, 2007, the Company signed a third party administrator agreement with TAG and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008, TAG will act as third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing a PDMA platform.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with se2, whereby se2, as third party administrator, will provide contract/policy administration over certain of the Company's variable annuity and variable universal life business for a period of not less than ten years.

As of December 31, 2009, the purchase commitments relating to agreements with Se2, TAG, PDMA and LOGiQ(3) were as follows:

(IN MILLIONS)
 2010                    $   17.1
 2011                        16.4
 2012                        15.8
 2013                        14.5
 2014                        13.9
 2015 and thereafter         25.6
                         --------
 Total                   $  103.3
                         ========

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

19. CONTINGENCIES (CONTINUED)

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

20. RELATED PARTY TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow.
As part of this reinsurance, the returns associated with the derivatives hedging program supporting the variable annuity products will be passed to Arrow. In conjunction with this reinsurance agreement, the Company and Arrow entered into a trust agreement, whereby Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2009, the trust account held $70.0 million of cash and cash equivalents. In addition, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. As of December 31, 2009, the Company did not receive any fee income from this reinsurance transaction. In connection with this transaction, on December 31, 2009, the Company paid a dividend of $60.0 million to Goldman Sachs, pursuant to approval from the Commonwealth of Massachusetts Commissioner of Insurance. See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital was used to support the reinsurance transaction with Lincoln National.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital was used to support future reinsurance transactions.

Effective March 5, 2009, the Company entered into a shared services and expense agreement with affiliates, Columbia and Charleston Capital Reinsurance, LLC ("Charleston"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged Columbia and Charleston approximately $1.5 million for 2009. This amount is shown within other operating expenses within the Consolidated Statements of Income.

On December 22, 2008, the Company received a capital contribution of $50.0 million from Goldman Sachs. The additional capital was used to support future reinsurance transactions.

On December 19, 2008, the Company entered into a related party transaction with its affiliate, Goldman Sachs & Co ("GSCO"), whereby the Company purchased structured securities utilizing GSCO as the purchasing agent. These assets are included in Fixed Maturities within the Consolidated Balance Sheets. As of December 31, 2009 and 2008 the Company purchased $121.1 million and $85.0 million, respectively, of structured securities.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million. As of December 31, 2009 and 2008, the Company ceded reserves of $0.6 billion and $0.7 billion, respectively.

As of January 1, 2008, the Company reinsured under an assumption agreement the book of business from FML comprising primarily whole, term and universal life insurance policies. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

20. RELATED PARTY TRANSACTIONS (CONTINUED)

$0.3 million and $0.2 million for 2009 and 2008, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the years ended December 31, 2009, 2008 or 2007 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.3 million, $3.1 million and $3.0 million in 2009, 2008 and 2007 respectively, for these services. These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Income.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in expense of $68.8 million, and income of $118.2 million and $10.2 million, for 2009, 2008 and 2007, respectively, due to mark to market of the positions. During 2008, the Company entered into a derivative transaction with its affiliate, GSCO, which resulted in expense of $9.2 million and income of $13.2 million for 2009 and 2008, respectively. In 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million and $9.5 million for 2008 and 2007, respectively. There were no transactions with GSFM in 2009.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $3.2 million, $2.3 million, and $2.6 million in 2009, 2008 and 2007, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $2.6 million, $6.9 million and $6.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2009 and 2008 the Company ceded reserves of $36.1 million and $40.2 million.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.5 million, $0.3 million and $0.7 million relating to RSUs for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

21. STATUTORY FINANCIAL INFORMATION (CONTINUED)

Statutory net (loss) income and surplus are as follows:

                                             (UNAUDITED)
                                                2009         2008          2007
-----------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net (Loss) Income - Combined
  Life and Health Companies                  $    (129.8) $    (247.1)  $      58.2
Statutory Shareholders' Surplus - Combined
  Life and Health Companies                  $     561.7  $     390.6   $     461.4

22. SUBSEQUENT EVENTS

During March, 2010, the Company entered into a third party repurchase transaction facilitated by GSAM for approximately $100.0 million. As a part of this transaction, the Company posted $100.8 million in Treasury securities as collateral. This transaction allows the Company to better match the duration of its liabilities and cash flow needs under severe stress scenarios in a more efficient manner.

During December 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will reinsure certain individual disability income insurance policies with MetLife. Upon receiving regulatory approval from the Massachusetts Division of Insurance, the New York Department of Insurance, and state insurance departments representing 60% of the total of all coinsured policyowners, the Company shall pay MetLife a total of $4.0 million.

     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company at December 31, 2009, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 13, 2010

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                                                                                         AIM V.I.                     ALLIANCE-
                                                                                       CORE EQUITY     AIM V.I.     BERNSTEIN VPS
                                                                                          FUND       LEISURE FUND    INTERMEDIATE
                                                                                        SERIES II      SERIES II    BOND PORTFOLIO
                                                                                         SHARES         SHARES         CLASS B
                                                                                       -----------   ------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                            $ 167,342      $   1,822      $  42,523
                                                                                        ---------      ---------      ---------
      Total assets                                                                        167,342          1,822         42,523
LIABILITIES:                                                                                   --             --             --
                                                                                        ---------      ---------      ---------
      Net assets                                                                        $ 167,342      $   1,822      $  42,523
                                                                                        =========      =========      =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                                    $ 120,927      $   1,822      $  19,520
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                                    --             --             --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider              33,986             --         19,187
   Commonwealth Annuity Preferred Plus                                                     12,429             --          3,816
   Commonwealth Annuity Preferred Plus with Optional Rider                                     --             --             --
   Commonwealth Annuity Horizon                                                                --             --             --
                                                                                        ---------      ---------      ---------
                                                                                        $ 167,342      $   1,822      $  42,523
                                                                                        =========      =========      =========
Investments in shares of the Underlying Funds, at cost                                  $ 146,907      $   1,729      $  41,648
Underlying Fund shares held                                                                 6,761            278          3,585
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                                   137,605          2,671         17,037
   Net asset value per unit, December 31, 2009                                          $0.878795      $0.682227      $1.145694
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                        --      $      --             --
   Net asset value per unit, December 31, 2009                                          $      --      $      --      $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                    38,996      $      --         16,886
   Net asset value per unit, December 31, 2009                                          $0.871523      $      --      $1.136232
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                                    14,210      $      --          3,347
   Net asset value per unit, December 31, 2009                                          $0.874677      $      --      $1.140154
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                        --      $      --             --
   Net asset value per unit, December 31, 2009                                          $      --      $      --      $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                        --             --             --
   Net asset value per unit, December 31, 2009                                          $      --      $      --      $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009


                                                                                   ALLIANCE-         ALLIANCE-        ALLIANCE-
                                                                                 BERNSTEIN VPS     BERNSTEIN VPS    BERNSTEIN VPS
                                                                                 INTERNATIONAL       SMALL CAP      SMALL/MID CAP
                                                                                VALUE PORTFOLIO  GROWTH PORTFOLIO  VALUE PORTFOLIO
                                                                                    CLASS B           CLASS B          CLASS B
                                                                                ---------------  ----------------  ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                       $  81,654         $  50,793        $ 179,121
                                                                                   ---------         ---------        ---------
      Total assets                                                                    81,654            50,793          179,121
LIABILITIES:                                                                              --                --               --
                                                                                   ---------         ---------        ---------
      Net assets                                                                   $  81,654         $  50,793        $ 179,121
                                                                                   =========         =========        =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                               $   7,124         $   5,687        $     342
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                               --                --               --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider            789            10,648               --
   Commonwealth Annuity Preferred Plus                                                73,741            34,311          178,779
   Commonwealth Annuity Preferred Plus with Optional Rider                                --               147               --
   Commonwealth Annuity Horizon                                                           --                --               --
                                                                                   ---------         ---------        ---------
                                                                                   $  81,654         $  50,793        $ 179,121
                                                                                   =========         =========        =========
Investments in shares of the Underlying Funds, at cost                             $  73,288         $  45,943        $ 171,891
Underlying Fund shares held                                                            5,616             4,352           13,407
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                               11,725             7,393              406
   Net asset value per unit, December 31, 2009                                     $0.607613         $0.769202        $0.842183
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                   --                --               --
   Net asset value per unit, December 31, 2009                                     $      --         $      --        $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                1,309            13,959               --
   Net asset value per unit, December 31, 2009                                     $0.602603         $0.762838        $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                              121,936            44,827          213,380
   Net asset value per unit, December 31, 2009                                     $0.604754         $0.765409        $0.837842
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                   --               193               --
   Net asset value per unit, December 31, 2009                                     $      --         $0.761795        $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                   --                --               --
   Net asset value per unit, December 31, 2009                                     $      --         $      --        $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009

                                                                                  FT VIP        FT VIP          FT VIP
                                                                                 FRANKLIN      FRANKLIN      MUTUAL GLOBAL
                                                                                  INCOME    SMALL CAP VALUE    DISCOVERY
                                                                                SECURITIES    SECURITIES      SECURITIES
                                                                                   FUND          FUND            FUND
                                                                                 CLASS 2        CLASS 2       CLASS 2 (b)
                                                                                ----------  ---------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $ 454,198     $ 219,524       $ 186,121
                                                                                 ---------     ---------       ---------
      Total assets                                                                 454,198       219,524         186,121
LIABILITIES:                                                                            --            --              --
                                                                                 ---------     ---------       ---------
      Net assets                                                                 $ 454,198     $ 219,524       $ 186,121
                                                                                 =========     =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $ 256,057     $  21,776       $ 117,119
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                             --            --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider       55,125            --           8,481
   Commonwealth Annuity Preferred Plus                                             143,016       197,748          60,224
   Commonwealth Annuity Preferred Plus with Optional Rider                              --            --             297
   Commonwealth Annuity Horizon                                                         --            --              --
                                                                                 ---------     ---------       ---------
                                                                                 $ 454,198     $ 219,524       $ 186,121
                                                                                 =========     =========       =========
Investments in shares of the Underlying Funds, at cost                           $ 420,637     $ 202,032       $ 176,648
Underlying Fund shares held                                                         32,167        17,191           9,895
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                            275,823        27,518         133,519
   Net asset value per unit, December 31, 2009                                   $0.928341     $0.791331       $0.877178
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                 --            --              --
   Net asset value per unit, December 31, 2009                                   $      --     $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                             59,874            --           9,749
   Net asset value per unit, December 31, 2009                                   $0.920679     $      --       $0.869933
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                            154,855       251,642          68,940
   Net asset value per unit, December 31, 2009                                   $0.923545     $0.785830       $0.873569
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                 --            --             341
   Net asset value per unit, December 31, 2009                                   $      --     $      --       $0.869413
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                 --            --              --
   Net asset value per unit, December 31, 2009                                   $      --     $      --       $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009

                                                                                                  FT VIP       FT VIP
                                                                                   FT VIP       TEMPLETON    TEMPLETON
                                                                                MUTUAL SHARES  GLOBAL ASSET    GROWTH
                                                                                 SECURITIES     ALLOCATION   SECURITIES
                                                                                    FUND           FUND         FUND
                                                                                   CLASS 2       CLASS 2      CLASS 2
                                                                                -------------  ------------  ----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                      $  63,271     $  50,156     $  41,069
                                                                                  ---------     ---------     ---------
      Total assets                                                                   63,271        50,156        41,069
LIABILITIES:                                                                             --            --            --
                                                                                  ---------     ---------     ---------
      Net assets                                                                  $  63,271     $  50,156     $  41,069
                                                                                  =========     =========     =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                              $  42,055     $   5,689     $   5,015
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                              --            --            --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider         6,320         1,030         4,354
   Commonwealth Annuity Preferred Plus                                               14,896        43,437        31,700
   Commonwealth Annuity Preferred Plus with Optional Rider                               --            --            --
   Commonwealth Annuity Horizon                                                          --            --            --
                                                                                  ---------     ---------     ---------
                                                                                  $  63,271     $  50,156     $  41,069
                                                                                  =========     =========     =========
Investments in shares of the Underlying Funds, at cost                            $  56,251     $  46,882     $  38,251
Underlying Fund shares held                                                           4,340         5,476         3,949
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                              55,041         6,122         6,808
   Net asset value per unit, December 31, 2009                                    $0.764072     $0.929275     $0.736678
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                  --            --            --
   Net asset value per unit, December 31, 2009                                    $      --     $      --     $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                               8,341         1,117         5,959
   Net asset value per unit, December 31, 2009                                    $0.757752     $0.921599     $0.730593
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                              19,601        46,933        43,273
   Net asset value per unit, December 31, 2009                                    $0.759998     $0.925518     $0.732552
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                  --            --            --
   Net asset value per unit, December 31, 2009                                    $      --     $      --     $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                  --            --            --
   Net asset value per unit, December 31, 2009                                    $      --     $      --     $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009

                                                                                                              GOLDMAN SACHS
                                                                                GOLDMAN SACHS  GOLDMAN SACHS    GROWTH AND
                                                                                  BALANCED     EQUITY GROWTH     INCOME
                                                                                  STRATEGY       STRATEGY       STRATEGY
                                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                                   CLASS A        CLASS A        CLASS A
                                                                                -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                      $ 308,852      $ 110,145      $ 526,849
                                                                                  ---------      ---------      ---------
      Total assets                                                                  308,852        110,145        526,849
LIABILITIES:                                                                             --             --             --
                                                                                  ---------      ---------      ---------
      Net assets                                                                  $ 308,852      $ 110,145      $ 526,849
                                                                                  =========      =========      =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                              $ 182,712      $ 101,308      $ 248,083
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                              --             --             --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider           763            564         36,788
   Commonwealth Annuity Preferred Plus                                              123,253          8,273        241,978
   Commonwealth Annuity Preferred Plus with Optional Rider                               --             --             --
   Commonwealth Annuity Horizon                                                       2,124             --             --
                                                                                  ---------      ---------      ---------
                                                                                  $ 308,852      $ 110,145      $ 526,849
                                                                                  =========      =========      =========
Investments in shares of the Underlying Funds, at cost                            $ 283,026      $  98,778      $ 483,833
Underlying Fund shares held                                                          32,005         10,756         53,705
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                             194,047        139,808        294,007
   Net asset value per unit, December 31, 2009                                    $0.941588      $0.724628      $0.843801
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                  --             --             --
   Net asset value per unit, December 31, 2009                                    $      --      $      --      $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                 817            784         43,961
   Net asset value per unit, December 31, 2009                                    $0.933797      $0.718636      $0.836836
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                             131,508         11,472        288,131
   Net asset value per unit, December 31, 2009                                    $0.937230      $0.721157      $0.839820
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                  --             --             --
   Net asset value per unit, December 31, 2009                                    $      --      $      --      $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                               1,889             --             --
   Net asset value per unit, December 31, 2009                                    $1.124251      $      --      $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009

                                                                                               GOLDMAN SACHS
                                                                                GOLDMAN SACHS  INTERNATIONAL  GOLDMAN SACHS
                                                                                   GROWTH       REAL ESTATE    REAL ESTATE
                                                                                  STRATEGY      SECURITIES      SECURITIES
                                                                                  PORTFOLIO        FUND            FUND
                                                                                   CLASS A        CLASS A        CLASS A
                                                                                -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                      $ 587,028      $  21,456      $  35,050
                                                                                  ---------      ---------      ---------
      Total assets                                                                  587,028         21,456         35,050
LIABILITIES:                                                                             --             --             --
                                                                                  ---------      ---------      ---------
      Net assets                                                                  $ 587,028      $  21,456      $  35,050
                                                                                  =========      =========      =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                              $ 189,346      $   7,534      $     939
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                          89,198             --             --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider            --             52             --
   Commonwealth Annuity Preferred Plus                                              308,484         13,870         34,111
   Commonwealth Annuity Preferred Plus with Optional Rider                               --             --             --
   Commonwealth Annuity Horizon                                                          --             --             --
                                                                                  ---------      ---------      ---------
                                                                                  $ 587,028      $  21,456      $  35,050
                                                                                  =========      =========      =========
Investments in shares of the Underlying Funds, at cost                            $ 575,758      $  22,919      $  30,820
Underlying Fund shares held                                                          59,476          3,570          3,509
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                             248,008         12,695          1,420
   Net asset value per unit, December 31, 2009                                    $0.763465      $0.593393      $0.661520
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                             117,390             --             --
   Net asset value per unit, December 31, 2009                                    $0.759846      $      --      $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                  --             88             --
   Net asset value per unit, December 31, 2009                                    $      --      $0.588486      $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                             406,155         23,486         51,806
   Net asset value per unit, December 31, 2009                                    $0.759524      $0.590578      $0.658436
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                  --             --             --
   Net asset value per unit, December 31, 2009                                    $      --      $      --      $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                  --             --             --
   Net asset value per unit, December 31, 2009                                    $      --      $      --      $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009


                                                                                                   GOLDMAN         GOLDMAN
                                                                                GOLDMAN SACHS     SACHS VIT       SACHS VIT
                                                                                  TOLLKEEPER       CAPITAL       CORE FIXED
                                                                                     FUND        GROWTH FUND     INCOME FUND
                                                                                   CLASS A     SERVICE SHARES  SERVICE SHARES
                                                                                -------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                      $ 467,897       $ 155,193       $ 121,991
                                                                                  ---------       ---------       ---------
      Total assets                                                                  467,897         155,193         121,991
LIABILITIES:                                                                             --              --              --
                                                                                  ---------       ---------       ---------
      Net assets                                                                  $ 467,897       $ 155,193       $ 121,991
                                                                                  =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                              $   3,453       $ 114,951       $  48,254
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                              --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider           189          16,082          25,278
   Commonwealth Annuity Preferred Plus                                              464,083          24,160          48,459
   Commonwealth Annuity Preferred Plus with Optional Rider                              172              --              --
   Commonwealth Annuity Horizon                                                          --              --              --
                                                                                  ---------       ---------       ---------
                                                                                  $ 467,897       $ 155,193       $ 121,991
                                                                                  =========       =========       =========
Investments in shares of the Underlying Funds, at cost                            $ 420,708       $ 140,461       $ 122,909
Underlying Fund shares held                                                          44,017          14,264          12,681
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                               3,368         134,636          45,730
   Net asset value per unit, December 31, 2009                                    $1.025649       $0.853785       $1.055201
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                  --              --              --
   Net asset value per unit, December 31, 2009                                    $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                 186          18,993          24,155
   Net asset value per unit, December 31, 2009                                    $1.017167       $0.846718       $1.046490
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                             454,367          28,429          46,127
   Net asset value per unit, December 31, 2009                                    $1.021383       $0.849827       $1.050543
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                 169              --              --
   Net asset value per unit, December 31, 2009                                    $1.016556       $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                  --              --              --
   Net asset value per unit, December 31, 2009                                    $      --       $      --       $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009


                                                                                    GOLDMAN        GOLDMAN         GOLDMAN
                                                                                   SACHS VIT      SACHS VIT       SACHS VIT
                                                                                    EQUITY        GOVERNMENT       GROWTH &
                                                                                  INDEX FUND     INCOME FUND     INCOME FUND
                                                                                SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                                                                --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                       $  52,374       $ 577,389       $ 189,811
                                                                                   ---------       ---------       ---------
      Total assets                                                                    52,374         577,389         189,811
LIABILITIES:                                                                              --              --              --
                                                                                   ---------       ---------       ---------
      Net assets                                                                   $  52,374       $ 577,389       $ 189,811
                                                                                   =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                               $  23,545       $  36,500       $ 146,807
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                               --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider          8,246           7,392          26,732
   Commonwealth Annuity Preferred Plus                                                20,583         533,497          16,272
   Commonwealth Annuity Preferred Plus with Optional Rider                                --              --              --
   Commonwealth Annuity Horizon                                                           --              --              --
                                                                                   ---------       ---------       ---------
                                                                                   $  52,374       $ 577,389       $ 189,811
                                                                                   =========       =========       =========
Investments in shares of the Underlying Funds, at cost                             $  47,214       $ 576,136       $ 170,041
Underlying Fund shares held                                                            6,379          56,112          20,454
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                               30,602          32,971         197,435
   Net asset value per unit, December 31, 2009                                     $0.769390       $1.107042       $0.743571
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                               10,808           6,732          36,251
   Net asset value per unit, December 31, 2009                                     $0.763031       $1.097900       $0.737406
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                               26,873         484,235          21,988
   Net asset value per unit, December 31, 2009                                     $0.765930       $1.101733       $0.740045
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009

                                                                                    GOLDMAN                         GOLDMAN
                                                                                   SACHS VIT        GOLDMAN        SACHS VIT
                                                                                    GROWTH         SACHS VIT       STRATEGIC
                                                                                 OPPORTUNITIES       MONEY       INTERNATIONAL
                                                                                     FUND         MARKET FUND     EQUITY FUND
                                                                                SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                                                                --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                       $ 134,920      $4,174,648       $  43,186
                                                                                   ---------      ----------       ---------
      Total assets                                                                   134,920       4,174,648          43,186
LIABILITIES:                                                                              --              --              --
                                                                                   ---------      ----------       ---------
      Net assets                                                                   $ 134,920      $4,174,648       $  43,186
                                                                                   =========      ==========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                               $  33,888      $   14,684       $  17,329
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                               --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider             --              --              49
   Commonwealth Annuity Preferred Plus                                               100,787       4,034,812          25,808
   Commonwealth Annuity Preferred Plus with Optional Rider                               245         125,152              --
   Commonwealth Annuity Horizon                                                           --              --              --
                                                                                   ---------      ----------       ---------
                                                                                   $ 134,920      $4,174,648       $  43,186
                                                                                   =========      ==========       =========
Investments in shares of the Underlying Funds, at cost                             $ 113,967      $4,174,648       $  37,844
Underlying Fund shares held                                                           23,964       4,174,648           5,319
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                               36,268          14,544          24,896
   Net asset value per unit, December 31, 2009                                     $0.934369      $ 1.009627       $0.696091
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --      $       --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                   --              --              71
   Net asset value per unit, December 31, 2009                                     $      --      $       --       $0.690377
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                              108,474       4,016,045          37,228
   Net asset value per unit, December 31, 2009                                     $0.929132      $ 1.004673       $0.693242
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                  265         125,159              --
   Net asset value per unit, December 31, 2009                                     $0.924715      $ 0.999947       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --      $       --       $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

December 31, 2009

                                                                                   GOLDMAN
                                                                                  SACHS VIT         GOLDMAN
                                                                                  STRUCTURED       SACHS VIT         JANUS ASPEN
                                                                                  SMALL CAP     STRUCTURED U.S.      ENTERPRISE
                                                                                 EQUITY FUND      EQUITY FUND         PORTFOLIO
                                                                                SERVICE SHARES   SERVICE SHARES  SERVICE SHARES (b)
                                                                                --------------  ---------------  ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                       $  21,964       $   3,851         $ 121,391
                                                                                   ---------       ---------         ---------
      Total assets                                                                    21,964           3,851           121,391
LIABILITIES:                                                                              --              --                --
                                                                                   ---------       ---------         ---------
      Net assets                                                                   $  21,964       $   3,851         $ 121,391
                                                                                   =========       =========         =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                               $   3,356       $   3,478         $  36,153
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                               --              --                --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider          1,606              --            23,459
   Commonwealth Annuity Preferred Plus                                                17,002             373            61,779
   Commonwealth Annuity Preferred Plus with Optional Rider                                --              --                --
   Commonwealth Annuity Horizon                                                           --              --                --
                                                                                   ---------       ---------         ---------
                                                                                   $  21,964       $   3,851         $ 121,391
                                                                                   =========       =========         =========
Investments in shares of the Underlying Funds, at cost                             $  19,739       $   3,544         $ 106,849
Underlying Fund shares held                                                            2,502             405             4,060
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                                4,392           4,853            42,666
   Net asset value per unit, December 31, 2009                                     $0.764139       $0.716579         $0.847374
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                   --              --                --
   Net asset value per unit, December 31, 2009                                     $      --       $      --         $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                2,119              --            27,915
   Net asset value per unit, December 31, 2009                                     $0.757820       $      --         $0.840366
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                               22,359             523            73,092
   Net asset value per unit, December 31, 2009                                     $0.760407       $0.714405         $0.845216
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                   --              --                --
   Net asset value per unit, December 31, 2009                                     $      --       $      --         $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                   --              --                --
   Net asset value per unit, December 31, 2009                                     $      --       $      --         $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009

                                                                                                  JANUS ASPEN
                                                                                                    PERKINS
                                                                                  JANUS ASPEN       MID CAP      OPPENHEIMER
                                                                                     FORTY           VALUE         BALANCED
                                                                                   PORTFOLIO       PORTFOLIO       FUND/VA
                                                                                SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                                                                --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                       $ 125,494       $ 188,021       $ 100,369
                                                                                   ---------       ---------       ---------
      Total assets                                                                   125,494         188,021         100,369
LIABILITIES:                                                                              --              --              --
                                                                                   ---------       ---------       ---------
      Net assets                                                                   $ 125,494       $ 188,021       $ 100,369
                                                                                   =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                               $  71,635       $ 136,684       $  79,481
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                               --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider          7,291          11,056              --
   Commonwealth Annuity Preferred Plus                                                46,289          40,281          20,682
   Commonwealth Annuity Preferred Plus with Optional Rider                               279              --             206
   Commonwealth Annuity Horizon                                                           --              --              --
                                                                                   ---------       ---------       ---------
                                                                                   $ 125,494       $ 188,021       $ 100,369
                                                                                   =========       =========       =========
Investments in shares of the Underlying Funds, at cost                             $ 108,026       $ 161,626       $  89,038
Underlying Fund shares held                                                            3,783          13,714           9,850
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                               76,802         146,417         119,917
   Net asset value per unit, December 31, 2009                                     $0.932729       $0.933518       $0.662797
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                                7,882          11,942              --
   Net asset value per unit, December 31, 2009                                     $0.925020       $0.925800       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                               49,864          43,347          31,327
   Net asset value per unit, December 31, 2009                                     $0.928300       $0.929284       $0.660200
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                  302              --             314
   Net asset value per unit, December 31, 2009                                     $0.923894       $      --       $0.657071
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009


                                                                                 OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                                    GLOBAL        MAIN STREET      STRATEGIC
                                                                                  SECURITIES       SMALL CAP         BOND
                                                                                   FUND/VA         FUND(R)/VA      FUND/VA
                                                                                SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                                                                --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                       $ 604,182       $ 113,275       $  70,166
                                                                                   ---------       ---------       ---------
      Total assets                                                                   604,182         113,275          70,166
LIABILITIES:                                                                              --              --              --
                                                                                   ---------       ---------       ---------
      Net assets                                                                   $ 604,182       $ 113,275       $  70,166
                                                                                   =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                               $ 218,495       $  18,282       $  42,429
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                               --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider         39,019              --             810
   Commonwealth Annuity Preferred Plus                                               346,668          94,993          26,722
   Commonwealth Annuity Preferred Plus with Optional Rider                                --              --             205
   Commonwealth Annuity Horizon                                                           --              --              --
                                                                                   ---------       ---------       ---------
                                                                                   $ 604,182       $ 113,275       $  70,166
                                                                                   =========       =========       =========
Investments in shares of the Underlying Funds, at cost                             $ 565,492       $ 101,712       $  64,414
Underlying Fund shares held                                                           22,990           7,932          13,042
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                              269,340          23,148          41,064
   Net asset value per unit, December 31, 2009                                     $0.811225       $0.789770       $1.033242
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                               48,500              --             790
   Net asset value per unit, December 31, 2009                                     $0.804521       $      --       $1.024700
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                              428,679         120,855          25,983
   Net asset value per unit, December 31, 2009                                     $0.808689       $0.786012       $1.028454
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                   --              --             200
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $1.023608
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                   --              --              --
   Net asset value per unit, December 31, 2009                                     $      --       $      --       $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009


                                                                                 PIONEER     PIONEER        PIONEER
                                                                                 CULLEN      EMERGING        GROWTH
                                                                                VALUE VCT  MARKETS VCT  OPPORTUNITIES VCT
                                                                                PORTFOLIO   PORTFOLIO      PORTFOLIO
                                                                                CLASS II     CLASS II       CLASS I
                                                                                ---------  -----------  -----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $  79,558   $ 704,588       $ 319,185
                                                                                ---------   ---------       ---------
      Total assets                                                                 79,558     704,588         319,185
LIABILITIES:                                                                           --          --              --
                                                                                ---------   ---------       ---------
      Net assets                                                                $  79,558   $ 704,588       $ 319,185
                                                                                =========   =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $  74,176   $ 135,178       $ 188,911
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                            --          --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider       1,040      43,194          56,214
   Commonwealth Annuity Preferred Plus                                              4,342     525,958          73,823
   Commonwealth Annuity Preferred Plus with Optional Rider                             --         258             237
   Commonwealth Annuity Horizon                                                        --          --              --
                                                                                ---------   ---------       ---------
                                                                                $  79,558   $ 704,588       $ 319,185
                                                                                =========   =========       =========
Investments in shares of the Underlying Funds, at cost                          $  72,547   $ 634,234       $ 288,836
Underlying Fund shares held                                                         7,672      26,154          16,676
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                            96,740     165,670         221,457
   Net asset value per unit, December 31, 2009                                  $0.766760   $0.815953       $0.853036
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                --          --              --
   Net asset value per unit, December 31, 2009                                  $      --   $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                             1,368      53,379          66,448
   Net asset value per unit, December 31, 2009                                  $0.760416   $0.809193       $0.845987
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                             5,693     646,279          87,015
   Net asset value per unit, December 31, 2009                                  $0.762648   $0.813825       $0.848397
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                --         318             281
   Net asset value per unit, December 31, 2009                                  $      --   $0.809944       $0.844366
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                --          --              --
   Net asset value per unit, December 31, 2009                                  $      --   $      --       $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2009


                                                                                 PIONEER
                                                                                 MID CAP
                                                                                VALUE VCT
                                                                                PORTFOLIO
                                                                                CLASS II
                                                                                ---------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $  89,874
                                                                                ---------
      Total assets                                                                 89,874
LIABILITIES:                                                                           --
                                                                                ---------
      Net assets                                                                $  89,874
                                                                                =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $  65,836
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                            --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider      18,094
   Commonwealth Annuity Preferred Plus                                              5,944
   Commonwealth Annuity Preferred Plus with Optional Rider                             --
   Commonwealth Annuity Horizon                                                        --
                                                                                ---------
                                                                                $  89,874
                                                                                =========
Investments in shares of the Underlying Funds, at cost                          $  87,145
Underlying Fund shares held                                                         6,237
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2009                                            84,029
   Net asset value per unit, December 31, 2009                                  $0.783495
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2009                                                --
   Net asset value per unit, December 31, 2009                                  $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2009                                            23,287
   Net asset value per unit, December 31, 2009                                  $0.777007
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2009                                             7,645
   Net asset value per unit, December 31, 2009                                  $0.777504
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2009                                                --
   Net asset value per unit, December 31, 2009                                  $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2009                                                --
   Net asset value per unit, December 31, 2009                                  $      --

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                AIM V.I.                      ALLIANCE-
                                                              CORE EQUITY     AIM V.I.     BERNSTEIN VPS
                                                                 FUND       LEISURE FUND    INTERMEDIATE
                                                               SERIES II     SERIES II     BOND PORTFOLIO
                                                                SHARES         SHARES         CLASS B
                                                              -----------   ------------   --------------
INVESTMENT INCOME:
   Dividends                                                    $ 2,342         $ 25            $ 46
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                  653           12              74
   Administrative expense fees                                       85            2              10
                                                                -------         ----            ----
      Total expenses                                                738           14              84
                                                                -------         ----            ----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                   --           --              --
   Administrative expense fees                                       --           --              --
                                                                -------         ----            ----
      Total expenses                                                 --           --              --
                                                                -------         ----            ----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                  137           --              35
   Administrative expense fees                                       14           --               3
                                                                -------         ----            ----
      Total expenses                                                151           --              38
                                                                -------         ----            ----
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                   87           --              13
   Administrative expense fees                                       10           --               1
                                                                -------         ----            ----
      Total expenses                                                 97           --              14
                                                                -------         ----            ----
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                   --           --              --
   Administrative expense fees                                       --           --              --
                                                                -------         ----            ----
      Total expenses                                                 --           --              --
                                                                -------         ----            ----
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                   --           --              --
   Administrative expense fees                                       --           --              --
                                                                -------         ----            ----
      Total expenses                                                 --           --              --
                                                                -------         ----            ----
         Total expenses                                             986           14             136
                                                                -------         ----            ----
      Net investment income (loss)                                1,356           11             (90)
                                                                -------         ----            ----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                --           --              --
   Net realized gain (loss) from sales of investments                73           (3)             63
                                                                -------         ----            ----
      Net realized gain (loss)                                       73           (3)             63
   Change in unrealized gain (loss)                              20,677          349             887
                                                                -------         ----            ----
      Net realized and unrealized gain (loss)                    20,750          346             950
                                                                -------         ----            ----
      Net increase (decrease) in net assets from operations     $22,106         $357            $860
                                                                =======         ====            ====

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                 ALLIANCE-         ALLIANCE-          ALLIANCE-
                                                               BERNSTEIN VPS     BERNSTEIN VPS      BERNSTEIN VPS
                                                               INTERNATIONAL       SMALL CAP        SMALL/MID CAP
                                                              VALUE PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                                                  CLASS B           CLASS B            CLASS B
                                                              ---------------   ----------------   ---------------
INVESTMENT INCOME:
   Dividends                                                      $  783             $   --             $   21
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                    52                 31                  3
   Administrative expense fees                                         7                  4                 --
                                                                  ------             ------             ------
      Total expenses                                                  59                 35                  3
                                                                  ------             ------             ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    --                 --                 --
   Administrative expense fees                                        --                 --                 --
                                                                  ------             ------             ------
      Total expenses                                                  --                 --                 --
                                                                  ------             ------             ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                     5                 80                 --
   Administrative expense fees                                        --                  8                 --
                                                                  ------             ------             ------
      Total expenses                                                   5                 88                 --
                                                                  ------             ------             ------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                   437                120                414
   Administrative expense fees                                        49                 13                 47
                                                                  ------             ------             ------
      Total expenses                                                 486                133                461
                                                                  ------             ------             ------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    --                  2                 --
   Administrative expense fees                                        --                  1                 --
                                                                  ------             ------             ------
      Total expenses                                                  --                  3                 --
                                                                  ------             ------             ------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --                 --                 --
   Administrative expense fees                                        --                 --                 --
                                                                  ------             ------             ------
      Total expenses                                                  --                 --                 --
                                                                  ------             ------             ------
         Total expenses                                              550                259                464
                                                                  ------             ------             ------
      Net investment income (loss)                                   233               (259)              (443)
                                                                  ------             ------             ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --                 --                111
   Net realized gain (loss) from sales of investments               (354)               173               (231)
                                                                  ------             ------             ------
      Net realized gain (loss)                                      (354)               173               (120)
   Change in unrealized gain (loss)                                9,887              5,336              7,570
                                                                  ------             ------             ------
      Net realized and unrealized gain (loss)                      9,533              5,509              7,450
                                                                  ------             ------             ------
      Net increase (decrease) in net assets from operations       $9,766             $5,250             $7,007
                                                                  ======             ======             ======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                  FT VIP         FT VIP         FT VIP
                                                                 FRANKLIN       FRANKLIN       FRANKLIN
                                                                  GLOBAL         INCOME     SMALL CAP VALUE
                                                              COMMUNICATIONS   SECURITIES     SECURITIES
                                                                   FUND           FUND           FUND
                                                               CLASS 2 (a)       CLASS 2        CLASS 2
                                                              --------------   ----------   ---------------
INVESTMENT INCOME:
   Dividends                                                      $   --         $ 5,551        $   709
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                     4           1,102            140
   Administrative expense fees                                        --             144             19
                                                                  ------         -------        -------
      Total expenses                                                   4           1,246            159
                                                                  ------         -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    --              --             --
   Administrative expense fees                                        --              --             --
                                                                  ------         -------        -------
      Total expenses                                                  --              --             --
                                                                  ------         -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                    --             179             --
   Administrative expense fees                                        --              18             --
                                                                  ------         -------        -------
      Total expenses                                                  --             197             --
                                                                  ------         -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                     5             255            881
   Administrative expense fees                                        --              28             97
                                                                  ------         -------        -------
      Total expenses                                                   5             283            978
                                                                  ------         -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    --              --             --
   Administrative expense fees                                        --              --             --
                                                                  ------         -------        -------
      Total expenses                                                  --              --             --
                                                                  ------         -------        -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --              --             --
   Administrative expense fees                                        --              --             --
                                                                  ------         -------        -------
      Total expenses                                                  --              --             --
                                                                  ------         -------        -------
         Total expenses                                                9           1,726          1,137
                                                                  ------         -------        -------
      Net investment income (loss)                                    (9)          3,825           (428)
                                                                  ------         -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --              --          1,952
   Net realized gain (loss) from sales of investments              4,383             165            181
                                                                  ------         -------        -------
      Net realized gain (loss)                                     4,383             165          2,133
   Change in unrealized gain (loss)                                  315          36,107         18,253
                                                                  ------         -------        -------
      Net realized and unrealized gain (loss)                      4,698          36,272         20,386
                                                                  ------         -------        -------
      Net increase (decrease) in net assets from operations       $4,689         $40,097        $19,958
                                                                  ======         =======        =======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                  FT VIP                         FT VIP
                                                              MUTUAL GLOBAL       FT VIP        TEMPLETON
                                                                DISCOVERY     MUTUAL SHARES   GLOBAL ASSET
                                                                SECURITIES      SECURITIES     ALLOCATION
                                                                   FUND            FUND           FUND
                                                               CLASS 2 (b)       CLASS 2         CLASS 2
                                                              -------------   -------------   ------------
INVESTMENT INCOME:
   Dividends                                                     $ 1,245         $   870         $1,738
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                   512             286             28
   Administrative expense fees                                        66              37              3
                                                                 -------         -------         ------
      Total expenses                                                 578             323             31
                                                                 -------         -------         ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    --              --             --
   Administrative expense fees                                        --              --             --
                                                                 -------         -------         ------
      Total expenses                                                  --              --             --
                                                                 -------         -------         ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                    97              67              5
   Administrative expense fees                                        10               7             --
                                                                 -------         -------         ------
      Total expenses                                                 107              74              5
                                                                 -------         -------         ------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                   444              91            255
   Administrative expense fees                                        49              10             28
                                                                 -------         -------         ------
      Total expenses                                                 493             101            283
                                                                 -------         -------         ------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                     4              --             --
   Administrative expense fees                                        --              --             --
                                                                 -------         -------         ------
      Total expenses                                                   4              --             --
                                                                 -------         -------         ------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --              --             --
   Administrative expense fees                                        --              --             --
                                                                 -------         -------         ------
      Total expenses                                                  --              --             --
                                                                 -------         -------         ------
         Total expenses                                            1,182             498            319
                                                                 -------         -------         ------
      Net investment income (loss)                                    63             372          1,419
                                                                 -------         -------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor              2,937              --            280
   Net realized gain (loss) from sales of investments               (313)             12              2
                                                                 -------         -------         ------
      Net realized gain (loss)                                     2,624              12            282
   Change in unrealized gain (loss)                               13,352          10,057          3,227
                                                                 -------         -------         ------
      Net realized and unrealized gain (loss)                     15,976          10,069          3,509
                                                                 -------         -------         ------
      Net increase (decrease) in net assets from operations      $16,039         $10,441         $4,928
                                                                 =======         =======         ======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                FT VIP
                                                               TEMPLETON   GOLDMAN SACHS   GOLDMAN SACHS
                                                                GROWTH        BALANCED     EQUITY GROWTH
                                                              SECURITIES      STRATEGY        STRATEGY
                                                                 FUND        PORTFOLIO       PORTFOLIO
                                                                CLASS 2       CLASS A         CLASS A
                                                              ----------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                                    $  464        $10,090         $ 1,556
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                  23          1,262             623
   Administrative expense fees                                       3            164              82
                                                                ------        -------         -------
      Total expenses                                                26          1,426             705
                                                                ------        -------         -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                  --             --              --
   Administrative expense fees                                      --             --              --
                                                                ------        -------         -------
      Total expenses                                                --             --              --
                                                                ------        -------         -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                  55              7              --
   Administrative expense fees                                       6              1              --
                                                                ------        -------         -------
      Total expenses                                                61              8              --
                                                                ------        -------         -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                 163          1,106              77
   Administrative expense fees                                      18            123               8
                                                                ------        -------         -------
      Total expenses                                               181          1,229              85
                                                                ------        -------         -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                  --             --              --
   Administrative expense fees                                      --             --              --
                                                                ------        -------         -------
      Total expenses                                                --             --              --
                                                                ------        -------         -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                  --              1              --
   Administrative expense fees                                      --              1              --
                                                                ------        -------         -------
      Total expenses                                                --              2              --
                                                                ------        -------         -------
         Total expenses                                            268          2,665             790
                                                                ------        -------         -------
      Net investment income (loss)                                 196          7,425             766
                                                                ------        -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor               --             --              --
   Net realized gain (loss) from sales of investments              (83)            98            (353)
                                                                ------        -------         -------
      Net realized gain (loss)                                     (83)            98            (353)
   Change in unrealized gain (loss)                              5,304         31,449          19,379
                                                                ------        -------         -------
      Net realized and unrealized gain (loss)                    5,221         31,547          19,026
                                                                ------        -------         -------
      Net increase (decrease) in net assets from operations     $5,417        $38,972         $19,792
                                                                ======        =======         =======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              GOLDMAN SACHS                   GOLDMAN SACHS
                                                               GROWTH AND     GOLDMAN SACHS   INTERNATIONAL
                                                                 INCOME           GROWTH       REAL ESTATE
                                                                STRATEGY         STRATEGY       SECURITIES
                                                                PORTFOLIO       PORTFOLIO          FUND
                                                                 CLASS A         CLASS A         CLASS A
                                                              -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                                     $14,498        $ 13,970         $2,437
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                 1,353           1,434             39
   Administrative expense fees                                       177             187              5
                                                                 -------        --------         ------
      Total expenses                                               1,530           1,621             44
                                                                 -------        --------         ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    27             306             --
   Administrative expense fees                                         3              34             --
                                                                 -------        --------         ------
      Total expenses                                                  30             340             --
                                                                 -------        --------         ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                   252              --             --
   Administrative expense fees                                        25              --             --
                                                                 -------        --------         ------
      Total expenses                                                 277              --             --
                                                                 -------        --------         ------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                 1,773           3,306             31
   Administrative expense fees                                       196             367              3
                                                                 -------        --------         ------
      Total expenses                                               1,969           3,673             34
                                                                 -------        --------         ------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    --              --             --
   Administrative expense fees                                        --              --             --
                                                                 -------        --------         ------
      Total expenses                                                  --              --             --
                                                                 -------        --------         ------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --              --             --
   Administrative expense fees                                        --              --             --
                                                                 -------        --------         ------
      Total expenses                                                  --              --             --
                                                                 -------        --------         ------
         Total expenses                                            3,806           5,634             78
                                                                 -------        --------         ------
      Net investment income (loss)                                10,692           8,336          2,359
                                                                 -------        --------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --              --             --
   Net realized gain (loss) from sales of investments              1,352            (403)           (11)
                                                                 -------        --------         ------
      Net realized gain (loss)                                     1,352            (403)           (11)
   Change in unrealized gain (loss)                               62,959          97,087           (853)
                                                                 -------        --------         ------
      Net realized and unrealized gain (loss)                     64,311          96,684           (864)
                                                                 -------        --------         ------
      Net increase (decrease) in net assets from operations      $75,003        $105,020         $1,495
                                                                 =======        ========         ======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              GOLDMAN SACHS                       GOLDMAN
                                                               REAL ESTATE    GOLDMAN SACHS      SACHS VIT
                                                                SECURITIES     TOLLKEEPER         CAPITAL
                                                                   FUND           FUND          GROWTH FUND
                                                                 CLASS A         CLASS A      SERVICE SHARES
                                                              -------------   -------------   --------------
INVESTMENT INCOME:
   Dividends                                                      $  240         $    --          $   283
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                     4              23              589
   Administrative expense fees                                         1               3               77
                                                                  ------         -------          -------
      Total expenses                                                   5              26              666
                                                                  ------         -------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    --              --               --
   Administrative expense fees                                        --              --               --
                                                                  ------         -------          -------
      Total expenses                                                  --              --               --
                                                                  ------         -------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                    --              --               93
   Administrative expense fees                                        --              --                9
                                                                  ------         -------          -------
      Total expenses                                                  --              --              102
                                                                  ------         -------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                   153           1,826              130
   Administrative expense fees                                        17             203               15
                                                                  ------         -------          -------
      Total expenses                                                 170           2,029              145
                                                                  ------         -------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    --               3               --
   Administrative expense fees                                        --              --               --
                                                                  ------         -------          -------
      Total expenses                                                  --               3               --
                                                                  ------         -------          -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --              --               --
   Administrative expense fees                                        --              --               --
                                                                  ------         -------          -------
      Total expenses                                                  --              --               --
                                                                  ------         -------          -------
         Total expenses                                              175           2,058              913
                                                                  ------         -------          -------
      Net investment income (loss)                                    65          (2,058)            (630)
                                                                  ------         -------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --              --               --
   Net realized gain (loss) from sales of investments                  1           9,551             (871)
                                                                  ------         -------          -------
      Net realized gain (loss)                                         1           9,551             (871)
   Change in unrealized gain (loss)                                4,526          47,294           24,176
                                                                  ------         -------          -------
      Net realized and unrealized gain (loss)                      4,527          56,845           23,305
                                                                  ------         -------          -------
      Net increase (decrease) in net assets from operations       $4,592         $54,787          $22,675
                                                                  ======         =======          =======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                 GOLDMAN          GOLDMAN           GOLDMAN
                                                                SACHS VIT        SACHS VIT         SACHS VIT
                                                                CORE FIXED         EQUITY         GOVERNMENT
                                                               INCOME FUND       INDEX FUND       INCOME FUND
                                                              SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                              --------------   --------------   --------------
INVESTMENT INCOME:
   Dividends                                                      $1,634           $  941           $16,750
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                    65              154               210
   Administrative expense fees                                         8               20                27
                                                                  ------           ------           -------
      Total expenses                                                  73              174               237
                                                                  ------           ------           -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    --               --                --
   Administrative expense fees                                        --               --                --
                                                                  ------           ------           -------
      Total expenses                                                  --               --                --
                                                                  ------           ------           -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                   114               23                14
   Administrative expense fees                                        12                2                 1
                                                                  ------           ------           -------
      Total expenses                                                 126               25                15
                                                                  ------           ------           -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                   138              138             6,115
   Administrative expense fees                                        15               16               679
                                                                  ------           ------           -------
      Total expenses                                                 153              154             6,794
                                                                  ------           ------           -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    --               --                --
   Administrative expense fees                                        --               --                --
                                                                  ------           ------           -------
      Total expenses                                                  --               --                --
                                                                  ------           ------           -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --               --                --
   Administrative expense fees                                        --               --                --
                                                                  ------           ------           -------
      Total expenses                                                  --               --                --
                                                                  ------           ------           -------
         Total expenses                                              352              353             7,046
                                                                  ------           ------           -------
      Net investment income (loss)                                 1,282              588             9,704
                                                                  ------           ------           -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --               --             7,174
   Net realized gain (loss) from sales of investments               (129)            (286)              328
                                                                  ------           ------           -------
      Net realized gain (loss)                                      (129)            (286)            7,502
   Change in unrealized gain (loss)                                 (119)           7,229             2,752
                                                                  ------           ------           -------
      Net realized and unrealized gain (loss)                       (248)           6,943            10,254
                                                                  ------           ------           -------
      Net increase (decrease) in net assets from operations       $1,034           $7,531           $19,958
                                                                  ======           ======           =======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                  GOLDMAN
                                                                  GOLDMAN        SACHS VIT         GOLDMAN
                                                                 SACHS VIT         GROWTH         SACHS VIT
                                                                 GROWTH &      OPPORTUNITIES        MONEY
                                                                INCOME FUND         FUND         MARKET FUND
                                                              SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                              --------------   --------------   --------------
INVESTMENT INCOME:
   Dividends                                                     $ 2,780          $    --          $  5,306
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                   779              196               110
   Administrative expense fees                                       102               25                14
                                                                 -------          -------          --------
      Total expenses                                                 881              221               124
                                                                 -------          -------          --------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    --               --                --
   Administrative expense fees                                        --               --                --
                                                                 -------          -------          --------
      Total expenses                                                  --               --                --
                                                                 -------          -------          --------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                   193               --                --
   Administrative expense fees                                        20               --                --
                                                                 -------          -------          --------
      Total expenses                                                 213               --                --
                                                                 -------          -------          --------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                    93              432            58,193
   Administrative expense fees                                        11               48             6,466
                                                                 -------          -------          --------
      Total expenses                                                 104              480            64,659
                                                                 -------          -------          --------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    --                2               873
   Administrative expense fees                                        --               --                85
                                                                 -------          -------          --------
      Total expenses                                                  --                2               958
                                                                 -------          -------          --------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --               --                --
   Administrative expense fees                                        --               --                --
                                                                 -------          -------          --------
      Total expenses                                                  --               --                --
                                                                 -------          -------          --------
         Total expenses                                            1,198              703            65,741
                                                                 -------          -------          --------
      Net investment income (loss)                                 1,582             (703)          (60,435)
                                                                 -------          -------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --               --                --
   Net realized gain (loss) from sales of investments               (217)              79                --
                                                                 -------          -------          --------
      Net realized gain (loss)                                      (217)              79                --
   Change in unrealized gain (loss)                               23,011           21,155                --
                                                                 -------          -------          --------
      Net realized and unrealized gain (loss)                     22,794           21,234                --
                                                                 -------          -------          --------
      Net increase (decrease) in net assets from operations      $24,376          $20,531          $(60,435)
                                                                 =======          =======          ========

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                  GOLDMAN          GOLDMAN
                                                                 SACHS VIT        SACHS VIT         GOLDMAN
                                                                 STRATEGIC       STRUCTURED        SACHS VIT
                                                               INTERNATIONAL      SMALL CAP     STRUCTURED U.S.
                                                                EQUITY FUND      EQUITY FUND      EQUITY FUND
                                                              SERVICE SHARES   SERVICE SHARES    SERVICE SHARES
                                                              --------------   --------------   ---------------
INVESTMENT INCOME:
   Dividends                                                      $  627           $  191            $ 64
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                    84               33              22
   Administrative expense fees                                        11                4               3
                                                                  ------           ------            ----
      Total expenses                                                  95               37              25
                                                                  ------           ------            ----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                    --               --              --
   Administrative expense fees                                        --               --              --
                                                                  ------           ------            ----
      Total expenses                                                  --               --              --
                                                                  ------           ------            ----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                    --                9              --
   Administrative expense fees                                        --                1              --
                                                                  ------           ------            ----
      Total expenses                                                  --               10              --
                                                                  ------           ------            ----
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                   218               85               2
   Administrative expense fees                                        24               10              --
                                                                  ------           ------            ----
      Total expenses                                                 242               95               2
                                                                  ------           ------            ----
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    --               --              --
   Administrative expense fees                                        --               --              --
                                                                  ------           ------            ----
      Total expenses                                                  --               --              --
                                                                  ------           ------            ----
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                    --               --              --
   Administrative expense fees                                        --               --              --
                                                                  ------           ------            ----
      Total expenses                                                  --               --              --
                                                                  ------           ------            ----
         Total expenses                                              337              142              27
                                                                  ------           ------            ----
      Net investment income (loss)                                   290               49              37
                                                                  ------           ------            ----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --               --              --
   Net realized gain (loss) from sales of investments               (215)             126              (4)
                                                                  ------           ------            ----
      Net realized gain (loss)                                      (215)             126              (4)
   Change in unrealized gain (loss)                                6,892            2,770             481
                                                                  ------           ------            ----
      Net realized and unrealized gain (loss)                      6,677            2,896             477
                                                                  ------           ------            ----
      Net increase (decrease) in net assets from operations       $6,967           $2,945            $514
                                                                  ======           ======            ====

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                   JANUS ASPEN
                                                                                                     PERKINS
                                                                  JANUS ASPEN      JANUS ASPEN       MID CAP
                                                                  ENTERPRISE          FORTY           VALUE
                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                              SERVICE SHARES (b)  SERVICE SHARES  SERVICE SHARES
                                                              ------------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                                       $    --           $     7          $   443
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                     177               275              714
   Administrative expense fees                                          24                36               93
                                                                   -------           -------          -------
      Total expenses                                                   201               311              807
                                                                   -------           -------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                      --                --               --
   Administrative expense fees                                          --                --               --
                                                                   -------           -------          -------
      Total expenses                                                    --                --               --
                                                                   -------           -------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                      62                75               77
   Administrative expense fees                                           6                 8                7
                                                                   -------           -------          -------
      Total expenses                                                    68                83               84
                                                                   -------           -------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                     614               340              305
   Administrative expense fees                                          68                38               34
                                                                   -------           -------          -------
      Total expenses                                                   682               378              339
                                                                   -------           -------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                      --                 4               --
   Administrative expense fees                                          --                --               --
                                                                   -------           -------          -------
      Total expenses                                                    --                 4               --
                                                                   -------           -------          -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                      --                --               --
   Administrative expense fees                                          --                --               --
                                                                   -------           -------          -------
      Total expenses                                                    --                --               --
                                                                   -------           -------          -------
         Total expenses                                                951               776            1,230
                                                                   -------           -------          -------
      Net investment income (loss)                                    (951)             (769)            (787)
                                                                   -------           -------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                   --                --            2,357
   Net realized gain (loss) from sales of investments               10,735                53               94
                                                                   -------           -------          -------
      Net realized gain (loss)                                      10,735                53            2,451
   Change in unrealized gain (loss)                                 14,658            20,119           27,284
                                                                   -------           -------          -------
      Net realized and unrealized gain (loss)                       25,393            20,172           29,735
                                                                   -------           -------          -------
      Net increase (decrease) in net assets from operations        $24,442           $19,403          $28,948
                                                                   =======           =======          =======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                 JANUS ASPEN
                                                                   PERKINS                          OPPENHEIMER
                                                                SMALL COMPANY       OPPENHEIMER       GLOBAL
                                                                    VALUE            BALANCED       SECURITIES
                                                                  PORTFOLIO           FUND/VA         FUND/VA
                                                              SERVICE SHARES (a)  SERVICE SHARES  SERVICE SHARES
                                                              ------------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                                         $ --            $    --         $   674
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                      3                542             929
   Administrative expense fees                                         --                 71             122
                                                                     ----            -------         -------
      Total expenses                                                    3                613           1,051
                                                                     ----            -------         -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                     --                 --              --
   Administrative expense fees                                         --                 --              --
                                                                     ----            -------         -------
      Total expenses                                                   --                 --              --
                                                                     ----            -------         -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                     --                 --             135
   Administrative expense fees                                         --                 --              14
                                                                     ----            -------         -------
      Total expenses                                                   --                 --             149
                                                                     ----            -------         -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                      4                123           1,114
   Administrative expense fees                                          1                 13             124
                                                                     ----            -------         -------
      Total expenses                                                    5                136           1,238
                                                                     ----            -------         -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                     --                  2              --
   Administrative expense fees                                         --                 --              --
                                                                     ----            -------         -------
      Total expenses                                                   --                  2              --
                                                                     ----            -------         -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                     --                 --              --
   Administrative expense fees                                         --                 --              --
                                                                     ----            -------         -------
      Total expenses                                                   --                 --              --
                                                                     ----            -------         -------
         Total expenses                                                 8                751           2,438
                                                                     ----            -------         -------
      Net investment income (loss)                                     (8)              (751)         (1,764)
                                                                     ----            -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --                 --             748
   Net realized gain (loss) from sales of investments                 195                 31           3,949
                                                                     ----            -------         -------
      Net realized gain (loss)                                        195                 31           4,697
   Change in unrealized gain (loss)                                   135             12,725          43,149
                                                                     ----            -------         -------
      Net realized and unrealized gain (loss)                         330             12,756          47,846
                                                                     ----            -------         -------
      Net increase (decrease) in net assets from operations          $322            $12,005         $46,082
                                                                     ====            =======         =======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                               OPPENHEIMER     OPPENHEIMER     PIONEER
                                                               MAIN STREET      STRATEGIC      CULLEN
                                                                SMALL CAP          BOND       VALUE VCT
                                                                FUND(R)/VA       FUND/VA      PORTFOLIO
                                                              SERVICE SHARES  SERVICE SHARES  CLASS II
                                                              --------------  --------------  ---------
INVESTMENT INCOME:
   Dividends                                                      $    98         $   62       $   278
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                    155            246           432
   Administrative expense fees                                         20             32            56
                                                                  -------         ------       -------
      Total expenses                                                  175            278           488
                                                                  -------         ------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                     --             --            --
   Administrative expense fees                                         --             --            --
                                                                  -------         ------       -------
      Total expenses                                                   --             --            --
                                                                  -------         ------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                     --             11             5
   Administrative expense fees                                         --              1            --
                                                                  -------         ------       -------
      Total expenses                                                   --             12             5
                                                                  -------         ------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                    403            237            31
   Administrative expense fees                                         45             26             3
                                                                  -------         ------       -------
      Total expenses                                                  448            263            34
                                                                  -------         ------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                     --              2            --
   Administrative expense fees                                         --             --            --
                                                                  -------         ------       -------
      Total expenses                                                   --              2            --
                                                                  -------         ------       -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                     --             --            --
   Administrative expense fees                                         --             --            --
                                                                  -------         ------       -------
      Total expenses                                                   --             --            --
                                                                  -------         ------       -------
         Total expenses                                               623            555           527
                                                                  -------         ------       -------
      Net investment income (loss)                                   (525)          (493)         (249)
                                                                  -------         ------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --             19            --
   Net realized gain (loss) from sales of investments                 765              1           (50)
                                                                  -------         ------       -------
      Net realized gain (loss)                                        765             20           (50)
   Change in unrealized gain (loss)                                14,047          7,347        10,146
                                                                  -------         ------       -------
      Net realized and unrealized gain (loss)                      14,812          7,367        10,096
                                                                  -------         ------       -------
      Net increase (decrease) in net assets from operations       $14,287         $6,874       $ 9,847
                                                                  =======         ======       =======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                PIONEER         PIONEER        PIONEER
                                                               EMERGING          GROWTH        MID CAP
                                                              MARKETS VCT  OPPORTUNITIES VCT  VALUE VCT
                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                               CLASS II         CLASS I        CLASS II
                                                              -----------  -----------------  ---------
INVESTMENT INCOME:
   Dividends                                                    $ 1,431         $    --        $  102
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                  493             755           126
   Administrative expense fees                                       64              98            16
                                                                -------         -------        ------
      Total expenses                                                557             853           142
                                                                -------         -------        ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP
   DEATH BENEFIT CHARGE RIDER:
   Mortality and expense risk fees                                   --              --            --
   Administrative expense fees                                       --              --            --
                                                                -------         -------        ------
      Total expenses                                                 --              --            --
                                                                -------         -------        ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO
   WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                  181             180            41
   Administrative expense fees                                       18              18             4
                                                                -------         -------        ------
      Total expenses                                                199             198            45
                                                                -------         -------        ------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                2,487             180            29
   Administrative expense fees                                      276              20             3
                                                                -------         -------        ------
      Total expenses                                              2,763             200            32
                                                                -------         -------        ------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                    2               2            --
   Administrative expense fees                                       --              --            --
                                                                -------         -------        ------
      Total expenses                                                  2               2            --
                                                                -------         -------        ------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                   --              --            --
   Administrative expense fees                                       --              --            --
                                                                -------         -------        ------
      Total expenses                                                 --              --            --
                                                                -------         -------        ------
         Total expenses                                           3,521           1,253           219
                                                                -------         -------        ------
      Net investment income (loss)                               (2,090)         (1,253)         (117)
                                                                -------         -------        ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                --              --            --
   Net realized gain (loss) from sales of investments            10,005              48          (191)
                                                                -------         -------        ------
      Net realized gain (loss)                                   10,005              48          (191)
   Change in unrealized gain (loss)                              77,662          30,462         4,226
                                                                -------         -------        ------
      Net realized and unrealized gain (loss)                    87,667          30,510         4,035
                                                                -------         -------        ------
      Net increase (decrease) in net assets from operations     $85,577         $29,257        $3,918
                                                                =======         =======        ======

(a)  Fund liquidation. See Note 1.

(b)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                      AIM V.I.                          ALLIANCE-
                                                    CORE EQUITY       AIM V.I.       BERNSTEIN VPS
                                                        FUND        LEISURE FUND      INTERMEDIATE
                                                     SERIES II        SERIES II      BOND PORTFOLIO
                                                       SHARES          SHARES           CLASS B
                                                -----------------  ---------------   --------------
                                                   2009     2008     2009     2008     2009    2008
                                                --------   ------   ------   -----   -------  -----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  1,356   $   36   $   11   $   3   $   (90)  $ (2)
      Net realized gain (loss)                        73      (19)      (3)    114        63     --
      Change in unrealized gain (loss)            20,677     (243)     349    (256)      887    (12)
                                                --------   ------   ------   -----   -------   ----
      Net increase (decrease) in net assets
         from operations                          22,106     (226)     357    (139)      860    (14)
                                                --------   ------   ------   -----   -------   ----
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      101,628    2,434    1,067     569    16,831    516
      Withdrawals                                     --       --       --      --        --     --
      Contract charges                               (57)     (22)     (16)     (9)      (55)    (9)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net       (25)      --       --      --     1,305     --
      Other transfers from (to) the General
         Account                                  41,502        2       (7)     --    23,090     (1)
                                                --------   ------   ------   -----   -------   ----
      Net increase (decrease) in net assets
         from contract transactions              143,048    2,414    1,044     560    41,171    506
                                                --------   ------   ------   -----   -------   ----
      Net increase (decrease) in net assets      165,154    2,088    1,401     421    42,031    492
NET ASSETS:
   Beginning of year                               2,188       --      421      --       492     --
                                                --------   ------   ------   -----   -------   ----
   End of year                                  $167,342   $2,188   $1,822   $ 421   $42,523   $492
                                                ========   ======   ======   =====   =======   ====

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,


                                                    ALLIANCE-           ALLIANCE-            ALLIANCE-
                                                  BERNSTEIN VPS      BERNSTEIN VPS         BERNSTEIN VPS
                                                  INTERNATIONAL        SMALL CAP           SMALL/MID CAP
                                                 VALUE PORTFOLIO    GROWTH PORTFOLIO     VALUE PORTFOLIO
                                                     CLASS B            CLASS B               CLASS B
                                                -----------------   -----------------   -----------------
                                                  2009      2008      2009      2008      2009      2008
                                                -----------------   -------   -------   --------   ------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   233   $   (31)  $  (259)  $   (11)  $   (443)  $   (6)
      Net realized gain (loss)                     (354)     (342)      173      (189)      (120)      15
      Change in unrealized gain (loss)            9,887    (1,520)    5,336      (486)     7,570     (341)
                                                -------   -------   -------   -------   --------   ------
      Net increase (decrease) in net assets
         from operations                          9,766    (1,893)    5,250      (686)     7,007     (332)
                                                -------   -------   -------   -------   --------   ------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      18,461     5,242     7,453     2,784      4,725    1,429
      Withdrawals                                (5,137)     (369)     (158)     (293)      (445)      --
      Contract charges                             (116)      (62)      (69)      (34)       (68)     (14)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net   41,156       628    23,105      (410)   166,821       --
      Other transfers from (to) the General
         Account                                  6,985     6,993    13,832        (9)        (2)      --
                                                -------   -------   -------   -------   --------   ------
      Net increase (decrease) in net assets
         from contract transactions              61,349    12,432    44,163     2,038    171,031    1,415
                                                -------   -------   -------   -------   --------   ------
      Net increase (decrease) in net assets      71,115    10,539    49,413     1,352    178,038    1,083
NET ASSETS:
   Beginning of year                             10,539        --     1,380        28      1,083       --
                                                -------   -------   -------   -------   --------   ------
   End of year                                  $81,654   $10,539   $50,793   $ 1,380   $179,121   $1,083
                                                =======   =======   =======   =======   ========   ======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                     FT VIP            FT VIP                FT VIP
                                                    FRANKLIN          FRANKLIN              FRANKLIN
                                                     GLOBAL            INCOME            SMALL CAP VALUE
                                                 COMMUNICATIONS     SECURITIES            SECURITIES
                                                      FUND             FUND                  FUND
                                                  CLASS 2 (a)         CLASS 2                CLASS 2
                                                ---------------   ------------------   ------------------
                                                 2009     2008      2009      2008       2009      2008
                                                -------  ------   --------   -------   --------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    (9) $   (8)  $  3,825   $   164   $   (428)  $   (19)
      Net realized gain (loss)                    4,383    (168)       165      (328)     2,133        83
      Change in unrealized gain (loss)              315    (316)    36,107    (2,548)    18,253      (745)
                                                -------  ------   --------   -------   --------   -------
      Net increase (decrease) in net assets
         from operations                          4,689    (492)    40,097    (2,712)    19,958      (681)
                                                -------  ------   --------   -------   --------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       2,422   1,777    165,246    14,204     44,906     5,603
      Withdrawals                                    --    (341)        --      (712)    (1,508)     (279)
      Contract charges                              (11)    (21)      (237)     (110)      (137)      (57)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net   (8,028)     --     33,078       293    146,284     1,035
      Other transfers from (to) the General
         Account                                     --     (10)   203,578         1         31     3,933
                                                -------  ------   --------   -------   --------   -------
      Net increase (decrease) in net assets
         from contract transactions              (5,617)  1,405    401,665    13,676    189,576    10,235
                                                -------  ------   --------   -------   --------   -------
      Net increase (decrease) in net assets        (928)    913    441,762    10,964    209,534     9,554
NET ASSETS:
   Beginning of year                                928      15     12,436     1,472      9,990       436
                                                -------  ------   --------   -------   --------   -------
   End of year                                  $    --  $  928   $454,198   $12,436   $219,524   $ 9,990
                                                =======  ======   ========   =======   ========   =======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                      FT VIP                                  FT VIP
                                                  MUTUAL GLOBAL            FT VIP           TEMPLETON
                                                    DISCOVERY           MUTUAL SHARES      GLOBAL ASSET
                                                    SECURITIES           SECURITIES         ALLOCATION
                                                       FUND                 FUND               FUND
                                                   CLASS 2 (b)             CLASS 2           CLASS 2
                                                ------------------   -----------------   ----------------
                                                  2009       2008      2009      2008      2009     2008
                                                --------   -------   -------   -------   -------   ------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $     63   $   165   $   372   $   140   $ 1,419   $   96
      Net realized gain (loss)                     2,624       182        12       268       282     (180)
      Change in unrealized gain (loss)            13,352    (3,883)   10,057    (3,032)    3,227       48
                                                --------   -------   -------   -------   -------   ------
      Net increase (decrease) in net assets
         from operations                          16,039    (3,536)   10,441    (2,624)    4,928      (36)
                                                --------   -------   -------   -------   -------   ------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       70,795    16,337    34,557     7,791    30,379    2,809
      Withdrawals                                 (4,853)     (683)     (199)     (886)       --     (146)
      Contract charges                              (416)     (216)     (122)      (49)     (105)     (43)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net    12,110       778     6,468     6,328     8,570      246
      Other transfers from (to) the General
         Account                                  70,788     7,422         6        (3)       15    3,539
                                                --------   -------   -------   -------   -------   ------
      Net increase (decrease) in net assets
         from contract transactions              148,424    23,638    40,710    13,181    38,859    6,405
                                                --------   -------   -------   -------   -------   ------
      Net increase (decrease) in net assets      164,463    20,102    51,151    10,557    43,787    6,369
NET ASSETS:
   Beginning of year                              21,658     1,556    12,120     1,563     6,369       --
                                                --------   -------   -------   -------   -------   ------
   End of year                                  $186,121   $21,658   $63,271   $12,120   $50,156   $6,369
                                                ========    =======  =======   =======   =======   ======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                     FT VIP
                                                    TEMPLETON         GOLDMAN SACHS         GOLDMAN SACHS
                                                     GROWTH              BALANCED           EQUITY GROWTH
                                                   SECURITIES            STRATEGY             STRATEGY
                                                      FUND              PORTFOLIO             PORTFOLIO
                                                     CLASS 2             CLASS A               CLASS A
                                                -----------------   ------------------   ------------------
                                                  2009      2008      2009       2008      2009      2008
                                                -------   -------   --------   -------   --------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   196   $     2   $  7,425   $ 1,034   $    766   $   343
      Net realized gain (loss)                      (83)      241         98     1,084       (353)   (1,178)
      Change in unrealized gain (loss)            5,304    (2,482)    31,449    (5,601)    19,379    (7,973)
                                                -------   -------   --------   -------   --------   -------
      Net increase (decrease) in net assets
         from operations                          5,417    (2,239)    38,972    (3,483)    19,792    (8,808)
                                                -------   -------   --------   -------   --------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      12,629     8,277    136,204    36,919     61,120    28,944
      Withdrawals                                  (199)       --     (2,342)   (1,261)    (4,109)   (3,154)
      Contract charges                              (55)      (27)    (1,241)     (639)      (581)     (410)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net   15,822        12      4,328     5,899     (1,057)      300
      Other transfers from (to) the General
         Account                                     45       (71)    55,078    39,421     17,115        --
                                                -------   -------   --------   -------   --------   -------
      Net increase (decrease) in net assets
         from contract transactions              28,242     8,191    192,027    80,339     72,488    25,680
                                                -------   -------   --------   -------   --------   -------
      Net increase (decrease) in net assets      33,659     5,952    230,999    76,856     92,280    16,872
NET ASSETS:
   Beginning of year                              7,410     1,458     77,853       997     17,865       993
                                                -------   -------   --------   -------   --------   -------
   End of year                                  $41,069   $ 7,410   $308,852   $77,853   $110,145   $17,865
                                                =======   =======   ========   =======   ========   =======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                   GOLDMAN SACHS                              GOLDMAN SACHS
                                                    GROWTH AND            GOLDMAN SACHS       INTERNATIONAL
                                                      INCOME                 GROWTH            REAL ESTATE
                                                     STRATEGY               STRATEGY            SECURITIES
                                                    PORTFOLIO               PORTFOLIO              FUND
                                                     CLASS A                 CLASS A             CLASS A
                                                -------------------   -------------------   ----------------
                                                  2009       2008       2009       2008       2009     2008
                                                --------   --------   --------   --------   -------   ------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $ 10,692   $  1,191   $  8,336   $  7,529   $ 2,359   $   (3)
      Net realized gain (loss)                     1,352      2,326       (403)    14,679       (11)     (71)
      Change in unrealized gain (loss)            62,959    (19,917)    97,087    (85,716)     (853)    (610)
                                                --------   --------   --------   --------   -------   ------
      Net increase (decrease) in net assets
         from operations                          75,003    (16,400)   105,020    (63,508)    1,495     (684)
                                                --------   --------   --------   --------   -------   ------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      124,317     63,554    202,660     89,676     3,296    2,151
      Withdrawals                                 (4,000)      (507)    (2,343)      (202)       --       --
      Contract charges                            (1,365)      (794)      (972)      (610)      (53)     (25)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net   137,952      6,331      4,623    215,211    15,393     (116)
      Other transfers from (to) the General
         Account                                 130,124     11,249     16,818     18,861        (1)      --
                                                --------   --------   --------   --------   -------   ------
      Net increase (decrease) in net assets
         from contract transactions              387,028     79,833    220,786    322,936    18,635    2,010
                                                --------   --------   --------   --------   -------   ------
      Net increase (decrease) in net assets      462,031     63,433    325,806    259,428    20,130    1,326
NET ASSETS:
   Beginning of year                              64,818      1,385    261,222      1,794     1,326       --
                                                --------   --------   --------   --------   -------   ------
   End of year                                  $526,849   $ 64,818   $587,028   $261,222   $21,456   $1,326
                                                ========   ========   ========   ========   =======   ======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                    GOLDMAN SACHS
                                                     REAL ESTATE        GOLDMAN SACHS     GOLDMAN SACHS VIT
                                                      SECURITIES         TOLLKEEPER            CAPITAL
                                                         FUND               FUND             GROWTH FUND
                                                       CLASS A             CLASS A          SERVICE SHARES
                                                 ------------------   ----------------   ------------------
                                                   2009      2008       2009     2008      2009       2008
                                                 -------   --------   --------   -----   --------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)               $    65   $      4   $ (2,058)  $  (2)  $   (630)  $  (191)
      Net realized gain (loss)                         1         45      9,551      (1)      (871)     (282)
      Change in unrealized gain (loss)             4,526       (293)    47,294    (105)    24,176    (9,448)
                                                 -------   --------   --------   -----   --------   -------
      Net increase (decrease) in net assets
         from operations                           4,592    (243,91)    54,787    (108)    22,675    (9,921)
                                                 -------   --------   --------   -----   --------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        3,036      1,012     70,780     496     24,571    19,572
      Withdrawals                                     --         --    (85,566)     --       (373)     (745)
      Contract charges                               (58)       (18)       (72)     (7)      (119)      (70)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net    26,661          2    416,876      --     (1,109)       12
      Other transfers from (to) the General
         Account                                       7         (2)    10,711      --     87,241     6,531
                                                 -------   --------   --------   -----   --------   -------
      Net increase (decrease) in net assets
         from contract transactions               29,646        994    412,729     489    110,211    25,300
                                                 -------   --------   --------   -----   --------   -------
      Net increase (decrease) in net assets       34,238        750    467,516     381    132,886    15,379
NET ASSETS:
   Beginning of year                                 812         62        381      --     22,307     6,928
                                                 -------   --------   --------   -----   --------   -------
   End of year                                   $35,050   $    812   $467,897   $ 381   $155,193   $22,307
                                                 =======   ========   ========   =====   ========   =======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                          GOLDMAN
                                                GOLDMAN SACHS VIT        SACHS VIT       GOLDMAN SACHS VIT
                                                    CORE FIXED            EQUITY           GOVERNMENT
                                                    INCOME FUND         INDEX FUND         INCOME FUND
                                                  SERVICE SHARES      SERVICE SHARES     SERVICE SHARES
                                                -----------------   -----------------   -----------------
                                                  2009      2008      2009      2008      2009      2008
                                                --------   ------   -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  1,282   $  207   $   588   $   148   $  9,704  $ 10,635
      Net realized gain (loss)                      (129)      (7)     (286)      313      7,502      (399)
      Change in unrealized gain (loss)              (119)    (795)    7,229    (2,069)     2,752    (1,499)
                                                --------   ------   -------   -------   --------  --------
      Net increase (decrease) in net assets
         from operations                           1,034     (595)    7,531    (1,608)    19,958     8,737
                                                --------   ------   -------   -------   --------  --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       14,918    8,226    26,726     9,165     39,773   104,892
      Withdrawals                                 (2,567)      --    (2,704)       --    (19,729)  (16,643)
      Contract charges                               (78)     (40)      (65)      (45)      (252)     (179)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net    35,770     (152)      768        50     71,011    (1,076)
      Other transfers from (to) the General
         Account                                  63,766       --    12,491         6     13,342   357,555
                                                --------   ------   -------   -------   --------  --------
      Net increase (decrease) in net assets
         from contract transactions              111,809    8,034    37,216     9,176    104,145   444,549
                                                --------   ------   -------   -------   --------  --------
      Net increase (decrease) in net assets      112,843    7,439    44,747     7,568    124,103   453,286
NET ASSETS:
   Beginning of year                               9,148    1,709     7,627        59    453,286        --
                                                --------   ------   -------   -------   --------  --------
   End of year                                  $121,991   $9,148   $52,374   $ 7,627   $577,389  $453,286
                                                ========   ======   =======   =======   ========  ========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                     GOLDMAN SACHS VIT
                                                  GOLDMAN SACHS VIT         GROWTH           GOLDMAN SACHS VIT
                                                     GROWTH &           OPPORTUNITIES              MONEY
                                                   INCOME FUND              FUND               MARKET FUND
                                                  SERVICE SHARES       SERVICE SHARES         SERVICE SHARES
                                                ------------------   -----------------   ------------------------
                                                  2009       2008      2009      2008       2009          2008
                                                --------   -------   --------   ------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  1,582   $   153   $   (703)  $  (16)  $   (60,435)  $    4,826
      Net realized gain (loss)                      (217)     (304)        79       36            --           --
      Change in unrealized gain (loss)            23,011    (3,231)    21,155     (200)           --           --
                                                --------   -------   --------   ------   -----------   ----------
      Net increase (decrease) in net assets
         from operations                          24,376    (3,382)    20,531     (180)      (60,435)       4,826
                                                --------   -------   --------   ------   -----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      105,526     2,530     42,373    2,947     1,549,275      841,741
      Withdrawals                                   (714)     (932)       (86)    (330)       (2,021)          --
      Contract charges                               (65)      (47)      (109)     (33)         (999)        (414)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net     6,339       (15)    64,852      703    (1,963,890)      90,419
      Other transfers from (to) the General
         Account                                  44,631     5,806        490    3,748     1,320,134    2,395,650
                                                --------   -------   --------   ------   -----------   ----------
      Net increase (decrease) in net assets
         from contract transactions              155,717     7,342    107,520    7,035       902,499    3,327,396
                                                --------   -------   --------   ------   -----------   ----------
      Net increase (decrease) in net assets      180,093     3,960    128,051    6,855       842,064    3,332,222
NET ASSETS:
   Beginning of year                               9,718     5,758      6,869       14     3,332,584          362
                                                --------   -------   --------   ------   -----------   ----------
   End of year                                  $189,811   $ 9,718   $134,920   $6,869   $ 4,174,648   $3,332,584
                                                ========   =======   ========   ======   ===========   ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                         GOLDMAN
                                                 GOLDMAN SACHS VIT       SACHS VIT          GOLDMAN
                                                     STRATEGIC          STRUCTURED         SACHS VIT
                                                   INTERNATIONAL         SMALL CAP      STRUCTURED U.S.
                                                    EQUITY FUND         EQUITY FUND       EQUITY FUND
                                                   SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                 -----------------   ----------------   ---------------
                                                   2009      2008      2009     2008     2009     2008
                                                 -------   -------   -------   ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)               $   290   $   236   $    49   $    1   $   37   $   12
      Net realized gain (loss)                      (215)      466       126      (23)      (4)    (145)
      Change in unrealized gain (loss)             6,892    (1,547)    2,770     (493)     481     (174)
                                                 -------   -------   -------   ------   ------   ------
      Net increase (decrease) in net assets
         from operations                           6,967      (845)    2,945     (515)     514     (307)
                                                 -------   -------   -------   ------   ------   ------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       29,564     7,327     4,626    1,883    2,522    1,259
      Withdrawals                                   (428)      (47)   (1,585)      --       --      (52)
      Contract charges                               (69)      (31)      (47)     (25)     (48)     (21)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net       647        39    14,352       26      (16)      (2)
      Other transfers from (to) the General
         Account                                      (1)       (9)       --       (1)      (4)       6
                                                 -------   -------   -------   ------   ------   ------
      Net increase (decrease) in net assets
         from contract transactions               29,713     7,279    17,346    1,883    2,454    1,190
                                                 -------   -------   -------   ------   ------   ------
      Net increase (decrease) in net assets       36,680     6,434    20,291    1,368    2,968      883
NET ASSETS:
   Beginning of year                               6,506        72     1,673      305      883       --
                                                 -------   -------   -------   ------   ------   ------
   End of year                                   $43,186   $ 6,506   $21,964   $1,673   $3,851   $  883
                                                 =======   =======   =======   ======   ======   ======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                             JANUS ASPEN
                                                   JANUS ASPEN                                 PERKINS
                                                   ENTERPRISE          JANUS ASPEN            MID CAP
                                                    PORTFOLIO             FORTY                VALUE
                                                     SERVICE            PORTFOLIO            PORTFOLIO
                                                    SHARES (b)        SERVICE SHARES       SERVICE SHARES
                                                -----------------   ------------------   ------------------
                                                  2009      2008      2009       2008      2009       2008
                                                --------   ------   --------   -------   --------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (951)  $   (9)  $   (769)  $   (58)  $   (787)  $    10
      Net realized gain (loss)                    10,735       (1)        53      (477)     2,451        84
      Change in unrealized gain (loss)            14,658     (116)    20,119    (2,651)    27,284      (889)
                                                --------   ------   --------   -------   --------   -------
      Net increase (decrease) in net assets
         from operations                          24,442     (126)    19,403    (3,186)    28,948      (795)
                                                --------   ------   --------   -------   --------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       22,141    3,314     60,652    10,746    122,366     6,658
      Withdrawals                                (85,225)      --        (93)     (703)      (480)       --
      Contract charges                              (102)     (23)      (235)      (79)      (235)      (57)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net   103,969      944     10,099     2,782      8,638       712
      Other transfers from (to) the General
         Account                                  48,080    3,933     22,307     3,787     18,355     3,898
                                                --------   ------   --------   -------   --------   -------
      Net increase (decrease) in net assets
         from contract transactions               88,863    8,168     92,730    16,533    148,644    11,211
                                                --------   ------   --------   -------   --------   -------
      Net increase (decrease) in net assets      113,305    8,042    112,133    13,347    177,592    10,416
NET ASSETS:
   Beginning of year                               8,086       44     13,361        14     10,429        13
                                                --------   ------   --------   -------   --------   -------
   End of year                                  $121,391   $8,086   $125,494   $13,361   $188,021   $10,429
                                                ========   ======   ========   =======   ========   =======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                  JANUS ASPEN
                                                    PERKINS
                                                 SMALL COMPANY                            OPPENHEIMER
                                                     VALUE            OPPENHEIMER            GLOBAL
                                                   PORTFOLIO           BALANCED            SECURITIES
                                                    SERVICE             FUND/VA             FUND/VA
                                                   SHARES (a)        SERVICE SHARES       SERVICE SHARES
                                                ---------------   -----------------   ------------------
                                                  2009     2008     2009      2008      2009       2008
                                                -------   -----   -------   -------   --------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $    (8)  $  (4)  $   (751) $   (23)  $ (1,764)  $   (81)
      Net realized gain (loss)                      195      (9)        31      (91)     4,697        90
      Change in unrealized gain (loss)              135    (135)    12,725   (1,394)    43,149    (4,460)
                                                -------   -----   --------  -------   --------   -------
      Net increase (decrease) in net assets
         from operations                            322    (148)    12,005   (1,508)    46,082    (4,451)
                                                -------   -----   --------  -------   --------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       1,817     958     19,048    5,437    107,736    17,547
      Withdrawals                                    --      --         --       --    (81,861)     (494)
      Contract charges                              (14)    (25)      (163)     (44)      (175)      (77)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net   (2,906)     (1)     6,765    6,645    380,963     1,038
      Other transfers from (to) the General
         Account                                     (1)     (2)    52,166      (10)   128,547     6,282
                                                -------   -----   --------  -------   --------   -------
      Net increase (decrease) in net assets
         from contract transactions              (1,104)    930     77,816   12,028    535,210    24,296
                                                -------   -----   --------  -------   --------   -------
      Net increase (decrease) in net assets        (782)    782     89,821   10,520    581,292    19,845
NET ASSETS:
   Beginning of year                                782      --     10,548       28     22,890     3,045
                                                -------   -----   --------  -------   --------   -------
   End of year                                  $    --   $ 782   $100,369  $10,548   $604,182   $22,890
                                                =======   =====   ========  =======   ========   =======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                    OPPENHEIMER          OPPENHEIMER           PIONEER
                                                    MAIN STREET           STRATEGIC             CULLEN
                                                     SMALL CAP               BOND             VALUE VCT
                                                     FUND(R)/VA             UND/VA             PORTFOLIO
                                                   SERVICE SHARES       SERVICE SHARES         CLASS II
                                                 ------------------   -----------------   -----------------
                                                   2009       2008      2009      2008      2009      2008
                                                 --------   -------   -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)               $   (525)  $   (60)  $  (493)  $    84   $  (249)  $   (43)
      Net realized gain (loss)                        765      (663)       20      (594)      (50)      (52)
      Change in unrealized gain (loss)             14,047    (2,461)    7,347    (1,597)   10,146    (3,134)
                                                 --------   -------   -------   -------   -------   -------
      Net increase (decrease) in net assets
         from operations                           14,287    (3,184)    6,874    (2,107)    9,847    (3,229)
                                                 --------   -------   -------   -------   -------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        19,744     9,528    39,333    22,615    56,927    17,808
      Withdrawals                                  (1,974)      (39)     (876)   (3,036)     (690)      (55)
      Contract charges                               (185)      (77)     (273)     (214)     (148)      (19)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net     71,390       261     7,696    (1,622)     (852)      (13)
      Other transfers from (to) the General
         Account                                       (7)    1,520         3     1,556       (15)      (53)
                                                 --------   -------   -------   -------   -------   -------
      Net increase (decrease) in net assets
         from contract transactions                88,968    11,193    45,883    19,299    55,222    17,668
                                                 --------   -------   -------   -------   -------   -------
      Net increase (decrease) in net assets       103,255     8,009    52,757    17,192    65,069    14,439
NET ASSETS:
   Beginning of year                               10,020     2,011    17,409       217    14,489        50
                                                 --------   -------   -------   -------   -------   -------
   End of year                                   $113,275   $10,020   $70,166   $17,409   $79,558   $14,489
                                                 ========   =======   =======   =======   =======   =======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                       PIONEER             PIONEER            PIONEER
                                                      EMERGING             GROWTH             MID CAP
                                                     MARKETS VCT        OPPORTUNITIES         VALUE VCT
                                                       PORTFOLIO        VCT PORTFOLIO        PORTFOLIO
                                                      CLASS II             CLASS I            CLASS II
                                                -------------------   ----------------   -----------------
                                                  2009       2008        2009      2008   2009      2008
                                                --------   --------   --------   -----   -------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $ (2,090)  $   (126)  $ (1,253)  $  (3)  $  (117)  $   (16)
      Net realized gain (loss)                    10,005     (4,400)        48       2      (191)      (27)
      Change in unrealized gain (loss)            77,662     (7,309)    30,462    (113)    4,226    (1,497)
                                                --------   --------   --------   -----   -------   -------
      Net increase (decrease) in net assets
         from operations                          85,577    (11,835)    29,257    (114)    3,918    (1,540)
                                                --------   --------   --------   -----   -------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      148,406     36,913    130,022     569    11,966     3,348
      Withdrawals                                (86,064)      (783)        --     (41)     (479)     (546)
      Contract charges                              (272)      (132)       (74)     (7)      (56)      (32)
      Transfers between Sub-Accounts
         (including Separate Account GPA), net   401,429     (3,987)    40,092      (7)      492        --
      Other transfers from (to) the General
         Account                                 128,795      5,562    119,444       1    70,071     1,310
                                                --------   --------   --------   -----   -------   -------
      Net increase (decrease) in net assets
         from contract transactions              592,294     37,573    289,484     515    81,994     4,080
                                                --------   --------   --------   -----   -------   -------
      Net increase (decrease) in net assets      677,871     25,738    318,741     401    85,912     2,540
NET ASSETS:
   Beginning of year                              26,717        979        444      43     3,962     1,422
                                                --------   --------   --------   -----   -------   -------
   End of year                                  $704,588   $ 26,717   $319,185   $ 444   $89,874   $ 3,962
                                                ========   ========   ========   =====   =======   =======

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Commonwealth Annuity Separate Account A, (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account.

     Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly-owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date, THG sold Commonwealth Annuity (then known as Allmerica Financial Life Insurance and Annuity Company) and its closed block of variable annuity and variable life business to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT") funds. On July 1, 2007, Epoch Securities, Inc. ("Epoch") became the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC. Forty-six Sub-Accounts are currently offered by the Separate Account, of which forty had activity during the year. Six Sub-Accounts had no Contract Owner activity and zero balances at December 31, 2009. The six Sub-Accounts are as follows:

SUB-ACCOUNTS

Fidelity VIP Freedom Income Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2
Fidelity VIP Strategic Income Portfolio Service Class 2
Goldman Sachs VIT Mid Cap Value Fund Service Shares
MFS(R) New Discovery Series Service Class
Oppenheimer High Income Fund/VA Service Shares

     Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust(SM)
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     On April 24, 2009, the Board of Directors of the Franklin Templeton Variable Insurance Products Trust approved the liquidation of all of the shares of the FT VIP Franklin Global Communications Securities Fund Service Class 2. The fund was liquidated and Contract Owners in this Sub-Account were able to redirect their investments to the other Sub-Accounts offered.

     On May 1, 2009, the Board of Directors of the Janus Aspen Series approved the liquidation of all of the shares of the Janus Aspen Perkins Small Company Value Portfolio Service Shares. The portfolio was liquidated and Contract Owners in this Sub-Account were able to redirect their investments to the other Sub-Accounts offered.

     The below Underlying Funds were renamed as indicated:

DATE        PRIOR FUND                                           NEW FUND
----        ----------                                           --------
05/01/2009  FT VIP Mutual Discovery Securities Fund Class 2      FT VIP Mutual Global Discovery Securities Fund Class 2
05/01/2009  Janus Aspen Mid Cap Growth Portfolio Service Shares  Janus Aspen Enterprise Portfolio Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     In July 2009, the Financial Accounting Standards Board ("FASB") launched the FASB Accounting Standards Codification ("ASC") as the single source of Generally Accepted Accounting Principles ("GAAP"). While the ASC did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The ASC was effective for the Separate Account for the third quarter of 2009 and did not have an effect on the Separate Account's financial condition, results of operations, and changes in net assets.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     SUBSEQUENT EVENTS - In May 2009, Commonwealth Annuity adopted provisions of FASB ASC Topic 855, "Subsequent Events", which provides guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but require disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required.

     For the year ended, December 31, 2009, Commonwealth Annuity evaluated subsequent events through the audit opinion date, the issuance date of the financial statements. Since these amended principles require only additional disclosures concerning subsequent events, adoption of the standard did not affect the Separate Account's financial condition, results of operations, and changes in net assets.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY (SPONSOR) - These represent adjustments for items not settled with the general account.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Annuity Reserves") are computed according to either the 1983A or Annuity 2000 mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements are not adjusted for transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts.

     Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2009.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value quarterly during the accumulation phase and upon full surrender or annuitization of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts. When contract value has been allocated to more than one investment option, the Contract fee is deducted from the Purchase Payments and related earnings in the chronological order in which they were received.

     Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate daily or monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                                                  COMMONWEALTH                          COMMONWEALTH
                                                 COMMONWEALTH       ANNUITY            COMMONWEALTH        ANNUITY      COMMONWEALTH
                                                   ANNUITY       ADVANTAGE IV            ANNUITY        PREFERRED PLUS    ANNUITY
                                                 ADVANTAGE IV WITH OPTIONAL RIDER(S) PREFERRED PLUS WITH OPTIONAL RIDER   HORIZON
Annual Contract Fee (Deducted from Contract
   Value)                                           $  30              $  30             $  30              $  30         $  30
Separate Account Annual Expenses
   Mortality and Expense Risk                        1.15%              1.15%             1.35%              1.35%         0.60%
   Administrative Expense                            0.15%              0.15%             0.15%              0.15%         0.15%
Total Separate Account Annual Expense without
   the Step-Up Deat Benefit                          1.30%              1.30%             1.50%              1.50%         0.75%
   Optional Step-Up Death Benefit Charge              N/A               0.20%              N/A               0.20%          N/A
Total Separate Account Annual Expense including
   Step-Up Death Benefit                             1.30%              1.50%             1.50%              1.70%         0.75%
Additional Rider Charges:
Guaranteed Lifetime Withdrawal Benefit ("GLWB")
   Rider (as a percentage of the Lifetime Income
   base):
   GLWB Plus for One
      Maximum Charge:                                1.00%              1.00%             1.00%              1.00%          N/A
      Current Charge:                                0.50%              0.50%             0.50%              0.50%          N/A
   GLWB Plus for Two
      Maximum Charge:                                1.50%              1.50%             1.50%              1.50%          N/A
      Current Charge:                                0.75%              0.75%             0.75%              0.75%          N/A
No Withdrawal Charge Rider (as a percentage of
   Contract Value)                                    N/A               0.35%              N/A                N/A           N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract Owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total Purchase Payments (not including Purchase Payment Bonuses) made under the Contract.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     During the year ended December 31, 2009 management fees of the Underlying Goldman Sachs VIT and Goldman Sachs Trust ("GST") Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds and GST funds. The Goldman Sachs VIT and GST funds' advisory agreement provided for fees ranging from 0.32% to 1.02% for Goldman Sachs VIT funds and 0.34% to 1.27% for the GST funds based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate of 0.16% to 0.25% for the Goldman Sachs VIT funds and 0.24% to 0.28% for the GST funds of the Fund's average daily net assets.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

       Transactions from Contract Owners and Sponsor were as follows:

                                                                      COMMONWEALTH ANNUITY ADVANTAGE IV
                                                                           YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
AIM V.I. Core Equity Fund Series II Shares
   Issuance of Units                                              138,311   $   104,307      1,226  $    1,097
   Redemption of Units                                             (1,890)       (1,349)       (41)        (35)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     136,421   $   102,958      1,185  $    1,062
                                                               ==========   ===========  =========  ==========
AIM V.I. Leisure Fund Series II Shares
   Issuance of Units                                                2,600   $     1,426        823  $      570
   Redemption of Units                                               (736)         (382)       (15)        (10)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       1,864   $     1,044        808  $      560
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                               18,235   $    20,050        512  $      517
   Redemption of Units                                             (1,698)       (1,873)       (11)        (11)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      16,536   $    18,177        501  $      506
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS International Value Portfolio Class B
   Issuance of Units                                               12,702   $     5,732      3,851  $    2,927
   Redemption of Units                                             (3,989)       (1,875)      (840)       (388)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       8,713   $     3,857      3,011  $    2,539
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                               11,535   $     7,631      2,472  $    2,015
   Redemption of Units                                             (5,449)       (3,649)    (1,193)       (832)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       6,086   $     3,982      1,279  $    1,183
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                  161   $        97      1,138  $      979
   Redemption of Units                                               (832)         (478)       (61)        (47)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                        (671)  $      (381)     1,077  $      932
                                                               ==========   ===========  =========  ==========
FT VIP Franklin Global Communications Fund Class 2 (a)
   Issuance of Units                                                  397   $       226      2,012  $    1,567
   Redemption of Units                                             (1,690)       (2,381)      (733)       (426)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      (1,293)  $    (2,155)     1,279  $    1,141
                                                               ==========   ===========  =========  ==========
FT VIP Franklin Income Securities Fund Class 2
   Issuance of Units                                              269,376   $   221,600     14,353  $   10,937
   Redemption of Units                                             (5,569)       (4,520)    (2,386)     (1,651)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     263,807   $   217,080     11,967  $    9,286
                                                               ==========   ===========  =========  ==========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                               24,622   $    16,352      6,041  $    4,820
   Redemption of Units                                             (2,677)       (2,012)      (880)       (740)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      21,945   $    14,340      5,161  $    4,080
                                                               ==========   ===========  =========  ==========
FT VIP Mutual Global Discovery Securities Fund Class 2 (b)
   Issuance of Units                                              130,103   $   106,926      9,538  $    8,253
   Redemption of Units                                             (4,765)       (3,505)    (1,371)     (1,011)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     125,338   $   103,421      8,167  $    7,242
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                               43,984   $    27,831     16,881  $   10,726
   Redemption of Units                                               (712)         (462)    (5,112)     (3,061)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      43,272   $    27,369     11,769  $    7,665
                                                               ==========   ===========  =========  ==========
FT VIP Templeton Global Asset Allocation Fund Class 2
   Issuance of Units                                                5,746   $     4,788      1,073  $    1,036
   Redemption of Units                                                (51)          (43)      (645)       (478)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       5,695   $     4,745        428  $      558
                                                               ==========   ===========  =========  ==========
FT VIP Templeton Growth Securities Fund Class 2
   Issuance of Units                                                5,487   $     3,697      1,797  $    1,255
   Redemption of Units                                               (371)         (245)      (149)        (89)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       5,116   $     3,452      1,648  $    1,166
                                                               ==========   ===========  =========  ==========
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                              165,815   $   137,427     45,930  $   38,826
   Redemption of Units                                            (13,351)      (10,734)    (5,332)     (4,216)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     152,464   $   126,693     40,598  $   34,610
                                                               ==========   ===========  =========  ==========
Goldman Sachs Equity Growth Strategy Portfolio Class A
   Issuance of Units                                              136,634   $    81,429     31,383  $   24,704
   Redemption of Units                                            (21,912)      (12,534)    (7,287)     (3,694)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     114,722   $    68,895     24,096  $   21,010
                                                               ==========   ===========  =========  ==========
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                              240,318   $   180,917     84,692  $   70,691
   Redemption of Units                                            (22,063)      (14,604)   (10,015)     (8,166)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     218,255   $   166,313     74,677  $   62,525
                                                               ==========   ===========  =========  ==========
Goldman Sachs Growth Strategy Portfolio Class A
   Issuance of Units                                              207,362   $   129,743    102,927  $   79,660
   Redemption of Units                                            (54,583)      (36,091)    (9,216)     (7,507)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     152,779   $    93,652     93,711  $   72,153
                                                               ==========   ===========  =========  ==========
Goldman Sachs International Real Estate Securities Fund
   Class A
   Issuance of Units                                               10,241   $     5,391      2,875  $    1,991
   Redemption of Units                                                (73)          (38)      (347)       (173)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      10,168   $     5,353      2,528  $    1,818
                                                               ==========   ===========  =========  ==========
Goldman Sachs Real Estate Securities Fund Class A
   Issuance of Units                                                1,369   $       715         73  $       56
   Redemption of Units                                                (19)          (10)        (3)         (2)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       1,350   $       705         70  $       54
                                                               ==========   ===========  =========  ==========
Goldman Sachs Tollkeeper Fund Class A
   Issuance of Units                                                7,037   $     6,009        480  $      364
   Redemption of Units                                             (4,118)       (3,572)       (32)        (29)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       2,919   $     2,437        448  $      335
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                              115,950   $    88,688     53,876  $   41,335
   Redemption of Units                                            (16,878)      (11,682)   (24,899)    (17,915)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      99,072   $    77,006     28,977  $   23,420
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                               45,458   $    48,080      3,105  $    3,044
   Redemption of Units                                             (2,694)       (2,661)      (416)       (413)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      42,764   $    45,419      2,689  $    2,631
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                               28,487   $    17,907      7,254  $    5,896
   Redemption of Units                                             (4,872)       (3,007)      (267)       (183)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      23,615   $    14,900      6,987  $    5,713
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                               21,829   $    24,140     11,373  $   11,848
   Redemption of Units                                               (151)         (163)       (80)        (83)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      21,678   $    23,977     11,293  $   11,765
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Growth & Income Fund Service Shares
   Issuance of Units                                              189,213   $   123,277     18,381  $   15,128
   Redemption of Units                                             (4,167)       (2,538)   (11,796)     (9,585)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     185,046   $   120,739      6,585  $    5,543
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                               34,803   $    26,060      2,358  $    1,937
   Redemption of Units                                               (147)         (118)      (760)       (462)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      34,656   $    25,942      1,598  $    1,475
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                               14,239   $    14,475      6,232  $    6,345
   Redemption of Units                                             (1,897)       (1,920)    (4,388)     (4,466)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      12,342   $    12,555      1,844  $    1,879
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Strategic International Equity Fund Service
   Shares
   Issuance of Units                                               22,338   $    13,914      3,688  $    2,766
   Redemption of Units                                               (964)         (512)      (236)       (153)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      21,374   $    13,402      3,452  $    2,613
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Structured Small Cap Equity Fund Service
   Shares
   Issuance of Units                                                4,395   $     2,766      2,593  $    1,941
   Redemption of Units                                             (2,525)       (1,817)      (383)       (242)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       1,870   $       949      2,210  $    1,699
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                3,654   $     2,275      1,848  $    1,283
   Redemption of Units                                               (271)         (159)      (378)       (230)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       3,383   $     2,116      1,470  $    1,053
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Janus Aspen Enterprise Portfolio Service Shares (b)
   Issuance of Units                                               41,424   $    29,484      2,356  $    1,536
   Redemption of Units                                               (934)         (570)      (180)       (121)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      40,490   $    28,914      2,176  $    1,415
                                                               ==========   ===========  =========  ==========
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                               72,568   $    60,266      8,121  $    7,327
   Redemption of Units                                             (1,783)       (1,166)    (2,116)     (1,543)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      70,785   $    59,100      6,005  $    5,784
                                                               ==========   ===========  =========  ==========
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                              145,279   $   116,110      6,359  $    5,467
   Redemption of Units                                             (3,841)       (2,854)    (1,381)       (996)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     141,438   $   113,256      4,978  $    4,471
                                                               ==========   ===========  =========  ==========
Janus Aspen Perkins Small Company Value Porfolio Service
   Shares (a)
   Issuance of Units                                                2,199   $     1,050        400  $      272
   Redemption of Units                                             (2,568)       (1,428)       (31)        (26)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                        (369)  $      (378)       369  $      246
                                                               ==========   ===========  =========  ==========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                              106,086   $    61,723     19,203  $   11,402
   Redemption of Units                                               (466)         (268)    (4,934)     (2,789)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     105,620   $    61,455     14,269  $    8,613
                                                               ==========   ===========  =========  ==========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                              250,591   $   181,725     32,030  $   22,783
   Redemption of Units                                             (4,198)       (2,693)   (12,004)     (8,159)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     246,393   $   179,032     20,026  $   14,624
                                                               ==========   ===========  =========  ==========
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares
   Issuance of Units                                               14,856   $     9,261     29,656  $   21,563
   Redemption of Units                                             (4,402)       (3,115)   (19,070)    (18,487)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      10,454   $     6,146     10,586  $    3,076
                                                               ==========   ===========  =========  ==========
Oppenheimer Strategic Bond Fund/VA Service Shares
   Issuance of Units                                               32,122   $    30,914     15,136  $   14,891
   Redemption of Units                                             (1,917)       (1,722)    (4,281)     (3,767)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      30,205   $    29,192     10,855  $   11,124
                                                               ==========   ===========  =========  ==========
Pioneer Cullen Value VCT Portfolio Class II
   Issuance of Units                                               80,035   $    53,779     31,043  $   24,231
   Redemption of Units                                             (4,249)       (2,784)   (10,138)     (7,015)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      75,786   $    50,995     20,905  $   17,216
                                                               ==========   ===========  =========  ==========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                              159,843   $   116,205     14,696  $   10,484
   Redemption of Units                                             (3,554)       (2,038)    (6,157)     (3,561)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     156,289   $   114,167      8,539  $    6,923
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                              222,720   $   168,086        743  $      541
   Redemption of Units                                             (1,949)       (1,314)      (104)        (61)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     220,771   $   166,772        639  $      480
                                                               ==========   ===========  =========  ==========
Pioneer Mid Cap Value VCT Portfolio Class II
   Issuance of Units                                               79,986   $    60,505      8,417  $    6,552
   Redemption of Units                                             (1,110)         (676)    (4,670)     (3,376)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      78,876   $    59,829      3,747  $    3,176
                                                               ==========   ===========  =========  ==========

                                                                     COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                                 OPTIONAL STEP-UP DEATH BENEFIT CHARGE RIDER
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                               46,257   $    36,845         --  $       --
   Redemption of Units                                            (46,257)      (36,596)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          --   $       249         --  $       --
                                                               ==========   ===========  =========  ==========
Goldman Sachs Growth Strategy Portfolio Class A
   Issuance of Units                                              117,606   $    83,703         --  $       --
   Redemption of Units                                               (217)         (155)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     117,389   $    83,548         --  $       --
                                                               ==========   ===========  =========  ==========

                                                                     COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                                      OPTIONAL NO WITHDRAWAL CHARGE RIDER
                                                                              YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
AIM V.I. Core Equity Fund Series II Shares
   Issuance of Units                                               38,996   $    31,038         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      38,996   $    31,038         --  $       --
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                               16,886   $    19,266         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      16,886   $    19,266         --  $       --
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS International Value Portfolio Class B
   Issuance of Units                                                1,313   $       690         --  $       --
   Redemption of Units                                                 (4)           (2)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       1,309   $       688         --  $       --
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                               13,959   $     8,793         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      13,959   $     8,793         --  $       --
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                     COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                               OPTIONAL NO WITHDRAWAL CHARGE RIDER (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
FT VIP Franklin Income Securities Fund Class 2
   Issuance of Units                                               54,283   $    47,891      4,194  $    4,001
   Redemption of Units                                                (19)          (16)        (9)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      54,264   $    47,875      4,185  $    3,994
                                                               ==========   ===========  =========  ==========
FT VIP Mutual Global Discovery Securities Fund Class 2 (b)
   Issuance of Units                                                2,286   $     1,867      6,245  $    5,801
   Redemption of Units                                                (22)          (18)      (272)       (253)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       2,264   $     1,849      5,973  $    5,548
                                                               ==========   ===========  =========  ==========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                2,446   $     1,683      4,493  $    4,001
   Redemption of Units                                                (20)          (14)        (9)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       2,426   $     1,669      4,484  $    3,994
                                                               ==========   ===========  =========  ==========
FT VIP Templeton Global Asset Allocation Fund Class 2
   Issuance of Units                                                1,123   $       960         --  $       --
   Redemption of Units                                                 (6)           (5)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       1,117   $       955         --  $       --
                                                               ==========   ===========  =========  ==========
FT VIP Templeton Growth Securities Fund Class 2
   Issuance of Units                                                   --   $        --      4,561  $    4,001
   Redemption of Units                                                 (8)           (5)       (10)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          (8)  $        (5)     4,551  $    3,994
                                                               ==========   ===========  =========  ==========
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                                  600   $       500        279  $      240
   Redemption of Units                                                (35)          (30)       (26)        (23)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         565   $       470        253  $      217
                                                               ==========   ===========  =========  ==========
Goldman Sachs Equity Growth Strategy Portfolio Class A
   Issuance of Units                                                  786   $       561         --  $       --
   Redemption of Units                                                 (1)           (1)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         785   $       560         --  $       --
                                                               ==========   ===========  =========  ==========
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                               52,590   $    39,014      4,791  $    4,500
   Redemption of Units                                            (13,064)      (10,049)      (649)       (613)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      39,526   $    28,965      4,142  $    3,887
                                                               ==========   ===========  =========  ==========
Goldman Sachs International Real Estate Securities Fund
   Class A
   Issuance of Units                                                  166   $        75         --  $       --
   Redemption of Units                                                (78)          (37)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          88   $        38         --  $       --
                                                               ==========   ===========  =========  ==========

Goldman Sachs Tollkeeper Fund Class A
   Issuance of Units                                                  187   $       184         --  $       --
   Redemption of Units                                                 (1)           (2)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         186   $       182         --  $       --
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                     COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                               OPTIONAL NO WITHDRAWAL CHARGE RIDER (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                               18,993   $    13,797         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      18,993   $    13,797         --  $       --
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                               18,803   $    19,827      3,990  $    4,001
   Redemption of Units                                                 (8)           (8)        (9)         (8)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      18,795   $    19,819      3,981  $    3,993
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                9,880   $     7,500      1,005  $      900
   Redemption of Units                                                 (1)           (1)      (136)       (123)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       9,879   $     7,499        869  $      777
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                6,732   $     7,500         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       6,732   $     7,500         --  $       --
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Growth & Income Fund Service Shares
   Issuance of Units                                               36,251   $    22,110         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      36,251   $    22,110         --  $       --
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Strategic International Equity Fund
   Service Shares
   Issuance of Units                                                  132   $        75         --  $       --
   Redemption of Units                                                (61)          (36)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          71   $        39         --  $       --
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Structured Small Cap Equity Fund Service
   Shares
   Issuance of Units                                                2,128   $     1,381         --  $       --
   Redemption of Units                                                 (9)           (6)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       2,119   $     1,375         --  $       --
                                                               ==========   ===========  =========  ==========
Janus Aspen Enterprise Portfolio Service Shares (b)
   Issuance of Units                                               27,915   $    22,160         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      27,915   $    22,160         --  $       --
                                                               ==========   ===========  =========  ==========
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                                3,025   $     2,343      9,428  $    7,676
   Redemption of Units                                                (47)          (38)    (4,524)     (3,200)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       2,978   $     2,305      4,904  $    4,476
                                                               ==========   ===========  =========  ==========
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                               11,942   $     8,878         --  $       --
   Redemption of Units                                                 --            --         --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      11,942   $     8,878         --  $       --
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                     COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                               OPTIONAL NO WITHDRAWAL CHARGE RIDER (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                               48,500   $    36,439        700  $      627
   Redemption of Units                                                 (1)           (1)      (700)       (678)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      48,499   $    36,438         --  $      (51)
                                                               ==========   ===========  =========  ==========
Oppenheimer Strategic Bond Fund/VA Service Shares
   Issuance of Units                                                   --   $        --      2,657  $    2,820
   Redemption of Units                                                 (1)           (1)    (1,923)     (2,023)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          (1)  $        (1)       734  $      797
                                                               ==========   ===========  =========  ==========
Pioneer Cullen Value VCT Portfolio Class II
   Issuance of Units                                                1,375   $       960         --  $       --
   Redemption of Units                                                 (7)           (5)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       1,368   $       955         --  $       --
                                                               ==========   ===========  =========  ==========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                               53,381   $    39,157         --  $       --
   Redemption of Units                                                 (2)           (2)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      53,379   $    39,155         --  $       --
                                                               ==========   ===========  =========  ==========
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                               66,456   $    51,777         --  $       --
   Redemption of Units                                                 (9)           (7)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      66,447   $    51,770         --  $       --
                                                               ==========   ===========  =========  ==========
Pioneer Mid Cap Value VCT Portfolio Class II
   Issuance of Units                                               22,360   $    16,993      1,003  $      900
   Redemption of Units                                                 (2)           (2)      (135)       (123)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      22,358   $    16,991        868  $      777
                                                               ==========   ===========  =========  ==========

                                                                     COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
AIM V.I. Core Equity Fund Series II Shares
   Issuance of Units                                               12,644   $     9,328      2,516  $    1,851
   Redemption of Units                                               (401)         (276)      (550)       (499)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      12,243   $     9,052      1,966  $    1,352
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                                3,430   $     3,813         --  $       --
   Redemption of Units                                                (83)          (85)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       3,347   $     3,728         --  $       --
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS International Value Portfolio Class B
   Issuance of Units                                              116,238   $    64,217     26,012  $   12,515
   Redemption of Units                                            (14,350)       (7,413)    (5,964)     (2,622)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     101,888   $    56,804     20,048  $    9,893
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                               COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                               44,222   $    31,647      1,275  $      852
   Redemption of Units                                               (397)         (256)      (272)       (151)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      43,825   $    31,391      1,003  $      701
                                                               ==========   ===========  =========  ==========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                              227,968   $   183,652        888  $      575
   Redemption of Units                                            (15,324)      (12,240)      (152)        (92)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     212,644   $   171,412        736  $      483
                                                               ==========   ===========  =========  ==========
FT VIP Franklin Global Communications Fund Class 2 (a)
   Issuance of Units                                                3,818   $     2,364        435  $      303
   Redemption of Units                                             (4,188)       (5,826)       (65)        (39)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                        (370)  $    (3,462)       370  $      264
                                                               ==========   ===========  =========  ==========
FT VIP Franklin Income Securities Fund Class 2
   Issuance of Units                                              154,834   $   136,929      1,818  $    1,496
   Redemption of Units                                               (308)         (219)    (1,487)     (1,100)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     154,526   $   136,710        331  $      396
                                                               ==========   ===========  =========  ==========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                              242,056   $   175,826     14,716  $    8,585
   Redemption of Units                                               (986)         (590)    (4,197)     (2,430)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     241,070   $   175,236     10,519  $    6,155
                                                               ==========   ===========  =========  ==========
FT VIP Mutual Global Discovery Securities Fund Class 2 (b)
   Issuance of Units                                               64,623   $    50,785     18,540  $   13,782
   Redemption of Units                                             (9,789)       (7,625)    (4,434)     (3,242)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      54,834   $    43,160     14,106  $   10,540
                                                               ==========   ===========  =========  ==========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                               18,116   $    12,031      2,353  $    1,792
   Redemption of Units                                               (601)         (359)      (418)       (270)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      17,515   $    11,672      1,935  $    1,522
                                                               ==========   ===========  =========  ==========
FT VIP Templeton Global Asset Allocation Fund Class 2
   Issuance of Units                                               40,471   $    34,158     11,550  $    8,613
   Redemption of Units                                             (1,365)         (999)    (3,722)     (2,766)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      39,106   $    33,159      7,828  $    5,847
                                                               ==========   ===========  =========  ==========
FT VIP Templeton Growth Securities Fund Class 2
   Issuance of Units                                               37,892   $    24,810      5,475  $    3,073
   Redemption of Units                                                (24)          (15)       (70)        (42)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      37,868   $    24,795      5,405  $    3,031
                                                               ==========   ===========  =========  ==========
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                               97,456   $    80,985     56,970  $   46,217
   Redemption of Units                                            (22,139)      (18,221)      (779)       (705)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      75,317   $    62,764     56,191  $   45,512
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                               COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Goldman Sachs Equity Growth Strategy Portfolio Class A
   Issuance of Units                                                7,404   $     4,230      6,608  $    4,821
   Redemption of Units                                             (2,319)       (1,197)      (222)       (151)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       5,085   $     3,033      6,386  $    4,670
                                                               ==========   ===========  =========  ==========
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                              296,159   $   210,108     23,831  $   21,491
   Redemption of Units                                            (23,335)      (18,607)    (8,524)     (8,070)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     272,824   $   191,501     15,307  $   13,421
                                                               ==========   ===========  =========  ==========
Goldman Sachs Growth Strategy Portfolio Class A
   Issuance of Units                                               68,827   $    45,527    660,618  $  547,640
   Redemption of Units                                             (2,616)       (1,941)  (320,939)   (296,857)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      66,211   $    43,586    339,679  $  250,783
                                                               ==========   ===========  =========  ==========
Goldman Sachs International Real Estate Securities Fund
   Class A
   Issuance of Units                                               23,155   $    13,285        536  $      250
   Redemption of Units                                                (84)          (41)      (121)        (58)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      23,071   $    13,244        415  $      192
                                                               ==========   ===========  =========  ==========
Goldman Sachs Real Estate Securities Fund Class A
   Issuance of Units                                               50,682   $    29,115      1,620  $    1,075
   Redemption of Units                                               (327)         (173)      (236)       (135)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      50,355   $    28,942      1,384  $      940
                                                               ==========   ===========  =========  ==========
Goldman Sachs Tollkeeper Fund Class A
   Issuance of Units                                              538,004   $   496,273         --  $       --
   Redemption of Units                                            (83,637)      (86,160)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     454,367   $   410,113         --  $       --
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                               28,704   $    21,513      3,766  $    2,941
   Redemption of Units                                             (2,753)       (2,105)    (1,468)     (1,061)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      25,951   $    19,408      2,298  $    1,880
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                               45,007   $    46,957      1,910  $    1,773
   Redemption of Units                                               (396)         (386)      (393)       (363)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      44,611   $    46,571      1,517  $    1,410
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                               22,567   $    14,908      4,460  $    2,688
   Redemption of Units                                               (149)          (91)        (4)         (2)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      22,418   $    14,817      4,456  $    2,686
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                              108,562   $   120,054    469,485  $  483,642
   Redemption of Units                                            (44,356)      (47,386)   (49,456)    (50,858)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      64,206   $    72,668    420,029  $  432,784
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                               COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Goldman Sachs VIT Growth & Income Fund Service Shares
   Issuance of Units                                               22,942   $    15,550      3,173  $    2,049
   Redemption of Units                                             (3,777)       (2,682)      (380)       (250)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      19,165   $    12,868      2,793  $    1,799
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                               99,582   $    82,095     14,379  $    8,054
   Redemption of Units                                               (984)         (669)    (4,503)     (2,529)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      98,598   $    81,426      9,876  $    5,525
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                            3,517,388   $ 3,560,964  4,018,271  $4,087,365
   Redemption of Units                                         (2,770,901)   (2,796,814)  (748,713)   (762,155)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     746,487   $   764,150  3,269,558  $3,325,210
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Strategic International Equity Fund Service
   Shares
   Issuance of Units                                               30,177   $    16,930      9,030  $    5,175
   Redemption of Units                                             (1,288)         (658)      (692)       (509)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      28,889   $    16,272      8,338  $    4,666
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Structured Small Cap Equity Fund Service
   Shares
   Issuance of Units                                               22,178   $    15,051        573  $      404
   Redemption of Units                                                (47)          (29)      (358)       (220)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      22,131   $    15,022        215  $      184
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                  551   $       357        913  $      701
   Redemption of Units                                                (28)          (19)      (913)       (564)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         523   $       338         --  $      137
                                                               ==========   ===========  =========  ==========
Janus Aspen Enterprise Portfolio Service Shares (b)
   Issuance of Units                                              162,471   $   123,687     15,746  $    9,191
   Redemption of Units                                           (100,813)      (85,898)    (4,354)     (2,438)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      61,658   $    37,789     11,392  $    6,753
                                                               ==========   ===========  =========  ==========
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                               42,013   $    32,477     13,959  $    8,823
   Redemption of Units                                             (1,614)       (1,147)    (4,493)     (2,858)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      40,399   $    31,330      9,466  $    5,965
                                                               ==========   ===========  =========  ==========
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                               35,221   $    27,696     14,178  $    9,798
   Redemption of Units                                             (1,577)       (1,186)    (4,487)     (3,058)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      33,644   $    26,510      9,691  $    6,740
                                                               ==========   ===========  =========  ==========
Janus Aspen Perkins Small Company Value Porfolio Service
   Shares (a)
   Issuance of Units                                                3,017   $     1,480      1,343  $      905
   Redemption of Units                                             (3,983)       (2,206)      (377)       (221)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                        (966)  $      (726)       966  $      684
                                                               ==========   ===========  =========  ==========

a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                               COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                               27,483   $    16,716      5,454  $    3,804
   Redemption of Units                                               (912)         (507)      (698)       (424)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      26,571   $    16,209      4,756  $    3,380
                                                               ==========   ===========  =========  ==========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                              530,271   $   415,057     21,130  $   12,748
   Redemption of Units                                           (117,473)      (95,317)    (5,370)     (3,025)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     412,798   $   319,740     15,760  $    9,723
                                                               ==========   ===========  =========  ==========
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares
   Issuance of Units                                              124,123   $    88,360      5,092  $   16,486
   Redemption of Units                                             (7,729)       (5,538)      (631)     (8,369)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     116,394   $    82,822      4,461  $    8,117
                                                               ==========   ===========  =========  ==========
Oppenheimer Strategic Bond Fund/VA Service Shares
   Issuance of Units                                               19,554   $    17,971     10,096  $    9,274
   Redemption of Units                                             (1,600)       (1,431)    (2,214)     (1,931)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      17,954   $    16,540      7,882  $    7,343
                                                               ==========   ===========  =========  ==========
Pioneer Cullen Value VCT Portfolio Class II
   Issuance of Units                                                5,243   $     3,382        839  $      592
   Redemption of Units                                               (184)         (110)      (205)       (140)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       5,059   $     3,272        634  $      452
                                                               ==========   ===========  =========  ==========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                              753,119   $   556,956     76,211  $   42,981
   Redemption of Units                                           (153,656)     (118,135)   (29,402)    (12,366)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     599,463   $   438,821     46,809  $   30,615
                                                               ==========   ===========  =========  ==========
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                               87,301   $    70,975         --  $       --
   Redemption of Units                                               (286)         (185)        --          --
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                      87,015   $    70,790         --  $       --
                                                               ==========   ===========  =========  ==========
Pioneer Mid Cap Value VCT Portfolio Class II
   Issuance of Units                                                7,946   $     5,467        504  $      388
   Redemption of Units                                               (476)         (293)      (329)       (261)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       7,470   $     5,174        175  $      127
                                                               ==========   ===========  =========  ==========

                                                                    COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                             WITH OPTIONAL RIDER
                                                                           YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                                   --       $    --        200  $      156
   Redemption of Units                                                 (4)           (3)        (3)         (2)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          (4)      $    (3)       197  $      154
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                    COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                        WITH OPTIONAL RIDER (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
FT VIP Mutual Global Discovery Securities Fund Class 2 (b)
   Issuance of Units                                                   --   $        --        354  $      312
   Redemption of Units                                                 (7)           (6)        (5)         (4)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          (7)  $        (6)       349  $      308
                                                               ==========   ===========  =========  ==========
Goldman Sachs Tollkeeper Fund Class A
   Issuance of Units                                                   --   $        --        175  $      156
   Redemption of Units                                                 (4)           (3)        (3)         (2)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          (4)  $        (3)       172  $      154
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                  215   $       155         66  $       42
   Redemption of Units                                                 (4)           (3)       (11)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         211   $       152         55  $       35
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                              124,863   $   125,800        307  $      312
   Redemption of Units                                                 (6)           (6)        (5)         (5)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                     124,857   $   125,794        302  $      307
                                                               ==========   ===========  =========  ==========
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                                   --   $        --        313  $      312
   Redemption of Units                                                 (6)           (5)        (5)         (4)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          (6)  $        (5)       308  $      308
                                                               ==========   ===========  =========  ==========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                  263   $       155         68  $       42
   Redemption of Units                                                 (5)           (3)       (12)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         258   $       152         56  $       35
                                                               ==========   ===========  =========  ==========
Oppenheimer Strategic Bond Fund/VA Service Shares
   Issuance of Units                                                  165   $       155         47  $       42
   Redemption of Units                                                 (3)           (3)        (8)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         162   $       152         39  $       35
                                                               ==========   ===========  =========  ==========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                                  252   $       155         86  $       42
   Redemption of Units                                                 (5)           (4)       (15)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         247   $       151         71  $       35
                                                               ==========   ===========  =========  ==========
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                                  227   $       155         70  $       42
   Redemption of Units                                                 (5)           (3)       (12)         (7)
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                         222   $       152         58  $       35
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

                                                                       COMMONWEALTH ANNUITY HORIZON
                                                                          YEAR ENDED DECEMBER 31,

                                                                         2009                     2008
                                                               ------------------------  ---------------------
                                                                  UNITS        AMOUNT      UNITS      AMOUNT
                                                               ----------   -----------  ---------  ----------
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                                2,020   $     2,246        N/A         N/A
   Redemption of Units                                               (131)         (146)       N/A         N/A
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                       1,889   $     2,100        N/A         N/A
                                                               ==========   ===========  =========  ==========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                  297   $       296        N/A         N/A
   Redemption of Units                                               (297)         (296)       N/A         N/A
                                                               ----------   -----------  ---------  ----------
      Net increase (decrease)                                          --   $        --        N/A         N/A
                                                               ==========   ===========  =========  ==========

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2009 were as follows:

 INVESTMENT PORTFOLIO                                                                    PURCHASES    SALES
 --------------------                                                                   ----------  ----------
AIM V.I. Core Equity Fund Series II Shares                                              $  145,316  $      912
AIM V.I. Leisure Fund Series II Shares                                                       1,082          27
AllianceBernstein VPS Intermediate Bond Portfolio Class B                                   43,054       1,973
AllianceBernstein VPS International Value Portfolio Class B                                 67,654       6,072
AllianceBernstein VPS Small Cap Growth Portfolio Class B                                    47,846       3,942
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                                171,538         840
FT VIP Franklin Global Communications Fund Class 2 (a)                                       2,423       8,049
FT VIP Franklin Income Securities Fund Class 2                                             410,249       4,759
FT VIP Franklin Small Cap Value Securities Fund Class 2                                    193,383       2,283
FT VIP Mutual Global Discovery Securities Fund Class 2 (b)                                 157,835       6,410
FT VIP Mutual Shares Securities Fund Class 2                                                41,642         559
FT VIP Templeton Global Asset Allocation Fund Class 2                                       40,794         235
FT VIP Templeton Growth Securities Fund Class 2                                             28,913         476
Goldman Sachs Balanced Strategy Portfolio Class A                                          205,649       6,197
Goldman Sachs Equity Growth Strategy Portfolio Class A                                      78,030       4,775
Goldman Sachs Growth and Income Strategy Portfolio Class A                                 454,113      56,395
Goldman Sachs Growth Strategy Portfolio Class A                                            255,460      26,338
Goldman Sachs International Real Estate Securities Fund Class A                             21,154         159
Goldman Sachs Real Estate Securities Fund Class A                                           30,004         293
Goldman Sachs Tollkeeper Fund Class A                                                      501,043      90,371
Goldman Sachs VIT Capital Growth Fund Service Shares                                       120,622      11,041
Goldman Sachs VIT Core Fixed Income Fund Service Shares                                    116,166       3,075
Goldman Sachs VIT Equity Index Fund Service Shares                                          40,888       3,084
Goldman Sachs VIT Government Income Fund Service Shares                                    172,583      51,559
Goldman Sachs VIT Growth & Income Fund Service Shares                                      161,782       4,483
Goldman Sachs VIT Growth Opportunities Fund Service Shares                                 107,507         689
Goldman Sachs VIT Money Market Fund Service Shares                                       3,004,594   2,162,530
Goldman Sachs VIT Strategic International Equity Fund Service Shares                        30,761         758
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares                           19,202       1,807
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                                 2,584          92
Janus Aspen Enterprise Portfolio Service Shares (b)                                        173,773      85,860
Janus Aspen Forty Portfolio Service Shares                                                  92,581         619
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares                                 151,412       1,198
Janus Aspen Perkins Small Company Value Porfolio Service Shares (a)                          2,466       3,577
Oppenheimer Balanced Fund/VA Service Shares                                                 77,593         528
Oppenheimer Global Securities Fund/VA Service Shares                                       617,637      83,443
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares                                 95,976       7,532
Oppenheimer Strategic Bond Fund/VA Service Shares                                           46,781       1,373
Pioneer Cullen Value VCT Portfolio Class II                                                 56,936       1,963
Pioneer Emerging Markets VCT Portfolio Class II                                            692,150     101,946
Pioneer Growth Opportunities VCT Portfolio Class I                                         288,979         747
Pioneer Mid Cap Value VCT Portfolio Class II                                                82,488         610

(a) Fund liquidation. See Note 1.

(b) Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total returns for the Separate Account is as follows:

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE     TOTAL         TOTAL
                                            VALUE      VALUE      NET       INCOME      RATIO     RATIO     RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
AIM V.I. CORE EQUITY FUND SERIES II SHARES
2009                                191   0.871523   0.878795       167         3.19      1.30      1.65        25.87        26.32
2008                                  3   0.693802   0.695688         2         3.76      1.30      1.50       -31.37       -31.23
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

AIM V.I. LEISURE FUND SERIES II SHARES
2009                                  3   0.682227   0.682227         2         2.40      1.30      1.30        30.75        30.75
2008                                  1   0.521780   0.521780        --         1.53      1.30      1.30       -43.92       -43.92
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
2009                                 37   1.136232   1.145694        43         0.47      1.30      1.65        16.27        16.68
2008                                  1   0.981920   0.981920        --          N/A      1.30      1.30        -6.16        -6.16
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
2009                                135   0.602603   0.607613        82         2.08      1.30      1.65        32.15        32.62
2008                                 23   0.456895   0.458155        11         0.11      1.30      1.50       -53.99       -53.89
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
2009                                 66   0.761795   0.769202        51          N/A      1.30      1.70        38.90        39.46
2008                                  3   0.548464   0.551561         1          N/A      1.30      1.70       -46.54       -46.31
2007                                 --   1.027263   1.027263        --          N/A      1.30      1.30         2.73         2.73

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2009                                214   0.837842   0.842183       179         0.07      1.30      1.50        40.53        40.73
2008                                  2   0.596207   0.598419         1         0.13      1.30      1.50       -47.02       -36.65
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
2009                                491   0.920679   0.928341       454         4.32      1.30      1.65        33.37        33.84
2008                                 18   0.690336   0.693611        12         4.15      1.30      1.65       -30.82       -30.58
2007                                  1   0.997914   0.999093         1          N/A      1.30      1.65        -0.21        -0.09

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2009                                279   0.785830   0.791331       220         0.91      1.30      1.50        27.22        27.48
2008                                 16   0.617698   0.620762        10         0.61      1.30      1.50       -34.22       -33.88
2007                                 --   0.938905   0.938984        --          N/A      1.30      1.50        -6.11        -6.10

(b) Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE     TOTAL         TOTAL
                                            VALUE      VALUE      NET       INCOME      RATIO     RATIO     RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
FT VIP MUTUAL GLOBAL DISCOVERY SECURITES CLASS 2 (B)
2009                                213   0.869413   0.877178       186         1.47      1.30      1.70        21.23        21.72
2008                                 30   0.717161   0.720626        22         3.16      1.30      1.70       -29.64       -29.41
2007                                  2   1.019405   1.020859         2          N/A      1.30      1.65         1.94         2.09

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2009                                 83   0.757752   0.764072        63         2.40      1.30      1.65        23.97        24.41
2008                                 20   0.611239   0.614150        12         4.05      1.30      1.65       -38.15       -37.91
2007                                  2   0.988216   0.989088         2          N/A      1.50      1.65        -1.18        -1.09

FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND CLASS 2
2009                                 54   0.921599   0.929275        50         8.02      1.30      1.65        19.83        20.25
2008                                  8   0.771384   0.772765         6         7.46      1.30      1.50       -26.21       -26.13
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
2009                                 56   0.730593   0.736678        41         2.61      1.30      1.65        28.94        29.40
2008                                 13   0.566623   0.569321         7         1.56      1.30      1.65       -43.28       -43.07
2007                                  1   0.998926   1.000113         1          N/A      1.30      1.65        -0.11         0.01

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
2009                                328   0.933797   1.124251       309         5.23      0.75      1.65        17.96        12.43
2008                                 98   0.791631   0.795404        78         6.11      1.30      1.65       -21.81       -21.44
2007                                  1   1.012447   1.012447         1         8.26      1.30      1.30         1.24         1.24

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
2009                                152   0.718636   0.724628       110         2.59      1.30      1.65        27.13        27.59
2008                                 31   0.566365   0.567950        18         4.36      1.30      1.50       -43.57       -43.35
2007                                  1   1.002630   1.002630         1        15.15      1.30      1.30         0.26         0.26

GOLDMAN SACHS GROWTH AND INCOME PORTFOLIO CLASS A
2009                                626   0.836836   0.843801       527         5.38      1.30      1.65        23.79        24.23
2008                                 95   0.675998   0.679211        65         4.53      1.30      1.65       -33.15       -32.91
2007                                  1   1.011150   1.012348         1        11.67      1.30      1.65         1.12         1.23

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
2009                                772   0.759846   0.763465       587         3.57      1.30      1.85        26.62        26.88
2008                                435   0.599860   0.601740       261         9.86      1.30      1.50       -40.31       -40.19
2007                                  2   1.005009   1.006034         2         9.56      1.30      1.50         0.50         0.60

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
2009                                 36   0.588486   0.593393        21        42.96      1.30      1.65        31.26        31.73
2008                                  3   0.449219   0.450449         1         0.51      1.30      1.50       -52.85       -52.76
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

(b) Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE     TOTAL         TOTAL
                                            VALUE      VALUE      NET       INCOME      RATIO     RATIO     RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2009                                 53   0.658436   0.661520        35         2.03      1.30      1.50        23.26        23.48
2008                                  2   0.534193   0.535679         1         2.46      1.30      1.50       -41.87       -41.76
2007                                 --   0.918981   0.918981        --          N/A      1.50      1.50        -8.10        -8.10

GOLDMAN SACHS TOLLKEEPER FUND CLASS A
2009                                458   1.016556   1.025649       468          N/A      1.30      1.70        66.40        67.09
2008                                  1   0.610942   0.613805        --          N/A      1.30      1.70       -46.40       -46.22
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

GOLDMAN SACHS VIT CAPITAL GROWTH FUND SERVICE SHARES
2009                                182   0.846718   0.853785       155         0.42      1.30      1.65        45.07        45.58
2008                                 38   0.584926   0.586461        22          N/A      1.30      1.50       -42.83       -42.70
2007                                  7   1.023063   1.023559         7         0.21      1.30      1.50         2.31         2.36

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2009                                116   1.046490   1.055201       122         6.90      1.30      1.65        12.79        13.19
2008                                 10   0.927807   0.932213         9         5.13      1.30      1.65       -10.09        -9.77
2007                                  2   1.031942   1.033177         2         4.25      1.30      1.65         3.19         3.32

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2009                                 68   0.763031   0.769390        52         3.72      1.30      1.65        24.20        24.64
2008                                 12   0.614343   0.617274         8         4.67      1.30      1.65       -38.32       -38.02
2007                                 --   0.995958   0.995958        --          N/A      1.65      1.65        -0.40        -0.40

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2009                                524   1.097900   1.107042       577         3.57      1.30      1.65         4.68         5.06
2008                                431   1.050848   1.053752       453         4.13      1.30      1.50         1.60         1.81
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

GOLDMAN SACHS VIT GROWTH & INCOME FUND SERVICE SHARES
2009                                256   0.737406   0.743571       190         3.14      1.30      1.65        15.92        16.34
2008                                 15   0.637410   0.639148        10         3.32      1.30      1.50       -35.40       -35.25
2007                                  6   0.986815   0.987135         6         2.95      1.30      1.50        -1.32        -1.29

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2009                                145   0.924715   0.934369       135          N/A      1.30      1.70        55.89        56.53
2008                                 12   0.593210   0.596918         7          N/A      1.30      1.70       -41.87       -41.59
2007                                 --   1.021995   1.021995        --          N/A      1.30      1.30         2.20         2.20

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2009                              4,156   0.999947   1.009627     4,175         0.12      1.30      1.70        -1.55        -1.14
2008                              3,272   1.015719   1.021315     3,333         1.61      1.30      1.70         0.51         0.93
2007                                 --   1.011926   1.011926        --         1.98      1.30      1.30         1.19         1.19

(b) Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE     TOTAL         TOTAL
                                            VALUE      VALUE      NET       INCOME      RATIO     RATIO     RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2009                                 62   0.690377   0.696091        43         2.67      1.30      1.65        26.26        26.70
2008                                 12   0.548259   0.549400         7        12.81      1.30      1.50       -46.90       -46.83
2007                                 --   1.033191   1.033191        --         8.97      1.30      1.30         3.32         3.32

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
2009                                 29   0.757820   0.764139        22         1.94      1.30      1.65        25.16        25.61
2008                                  3   0.606641   0.608359         2         1.42      1.30      1.50       -35.23       -35.09
2007                                 --   0.936782   0.937258        --         1.15      1.30      1.50        -6.32        -6.27

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2009                                  5   0.714405   0.716579         4         3.07      1.30      1.50        19.18        19.32
2008                                  1   0.600544   0.600544         1         1.95      1.30      1.30       -38.00       -38.00
2007                                N/A        N/A        N/A       N/A          N/A       N/A       N/A          N/A          N/A

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES (b)
2009                                144   0.840366   0.847374       121          N/A      1.30      1.65        42.06        42.57
2008                                 14   0.594067   0.594372         8         0.60      1.30      1.50       -44.52       -44.52
2007                                 --   1.070946   1.070946        --         0.23      1.50      1.50         7.09         7.09

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2009                                135   0.923894   0.932729       125         0.01      1.30      1.70        43.54        44.13
2008                                 21   0.643656   0.647162        13         0.01      1.30      1.70       -45.28       -45.06
2007                                 --   1.177720   1.177720        --         0.58      1.30      1.30        17.77        17.77

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
2009                                202   0.925800   0.933518       188         0.49      1.30      1.65        30.73        31.20
2008                                 15   0.709743   0.711528        10         1.75      1.30      1.50       -28.97       -28.84
2007                                 --   0.999382   1.001880        --         5.70      1.30      1.50        -0.06         0.19

OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2009                                152   0.657071   0.662797       100          N/A      1.30      1.70        19.53        20.02
2008                                 19   0.549612   0.552244        11         0.27      1.30      1.70       -44.62       -44.40
2007                                 --   0.993461   0.993461        --          N/A      1.30      1.30        -0.65        -0.65

OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2009                                747   0.804521   0.811225       604         0.39      1.30      1.65        37.06        37.54
2008                                 39   0.589142   0.589796        23         0.47      1.30      1.50       -41.16       -41.11
2007                                  3   1.001358   1.001458         3          N/A      1.30      1.50         0.14         0.15

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SERVICE SHARES
2009                                144   0.786012   0.789770       113         0.22      1.30      1.50        34.84        35.12
2008                                 17   0.582903   0.584499        10         0.33      1.30      1.50       -38.84       -38.72
2007                                  2   0.953738   0.953738         2          N/A      1.30      1.30        -4.63        -4.63

(b) Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE     TOTAL         TOTAL
                                            VALUE      VALUE      NET       INCOME      RATIO     RATIO     RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
OPPENHEIMER STRATEGIC BOND FUND/VA SERVICE SHARES
2009                                 68   1.023608   1.033242        70         0.15      1.30      1.70        16.41        16.88
2008                                 20   0.879255   0.884027        17         2.48      1.30      1.70       -15.96       -15.61
2007                                 --   1.046310   1.046900        --          N/A      1.30      1.65         4.63         4.69

PIONEER CULLEN VALUE VCT PORTFOLIO CLASS II
2009                                104   0.760416   0.766760        80         0.69      1.30      1.65        13.82        14.23
2008                                 22   0.668980   0.671246        14         0.57      1.30      1.50       -33.56       -33.42
2007                                 --   1.008238   1.008238        --          N/A      1.30      1.30         0.82         0.82

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2009                                866   0.809944   0.815953       705         0.59      1.30      1.70        71.06        71.76
2008                                 56   0.473484   0.475050        27         0.07      1.30      1.70       -58.88       -58.84
2007                                  1   1.152157   1.154235         1          N/A      1.30      1.50        15.22        15.42

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO CLASS I
2009                                375   0.844366   0.853036       319          N/A      1.30      1.70        42.12        42.71
2008                                  1   0.594052   0.597747        --          N/A      1.30      1.70       -36.60       -36.30
2007                                 --   0.938337   0.938337        --          N/A      1.30      1.30        -6.17        -6.17

PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2009                                115   0.777007   0.783495        90         0.64      1.30      1.65        23.19        23.63
2008                                  6   0.630722   0.633722         4         0.83      1.30      1.65       -34.85       -34.62
2007                                  1   0.968078   0.969228         1          N/A      1.30      1.65        -3.19        -3.08

(b) Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                           PART C.  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS

        Financial Statements Included in Part A
        None

        Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company
        Financial Statements Included in Part B will be filed by Post-Effective Amendment.

        Financial Statements Included in Part C will be filed by Post-Effective Amendment.

        None

    (b) EXHIBITS

        EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated February 9, 2007 was previously filed on March 1, 2007 in the Initial Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

        EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

        EXHIBIT 3 (a) Service Agreement dated May 1, 2008 by and between the
                      Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Distribution Agreement with distributors was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (b) Service Agreement with broker-dealers was previously
                      filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (c) Consolidated Underwriting and Administrative Service
                      Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

        EXHIBIT 4 (a) Policy (3039-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (b) Extended Care Waiver Rider (4009-07) (Nursing Home Rider
                      Endorsement) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (c) Disability Waiver Rider (4008-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                 (d) Texas Optional Retirement Program Rider (4010-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                 (e) Qualified Plan Rider (401a) (4011-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                      333-141019/811-22024), and is incorporated by reference herein.

                 (f) Tax-Sheltered Annuity Rider 403(b), (4012-07 (REV 12/08)) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                 (g) GLWB Rider - Single Life (4006-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                 (h) GLWB Rider - Joint Life (4007-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (i) Step-Up Death Benefit Rider (4005-07) for Preferred Plus
                      was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (j) 457 Rider (4013-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (k) IRA rider (4014-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                  (l) Simple IRA Rider (4015-07) was previously filed on July
                      18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                      incorporated by reference herein.

                  (m) Roth IRA Rider (4016-07) was previously filed on July 18,
                      007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is
                      incorporated by reference herein.

                  (n) Form of Amendatory Endorsement 4029-10 (Assignment and
                      Ownership provisions) was previously filed on February
                      22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is
                      incorporated by reference herein.

        EXHIBIT 5 Revised Application (PP-406) was previously filed on February 22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein. Form of Application (Preferred Plus-PP-401) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein. Form of Application (Advantage IV and Preferred Plus) was previously filed on March 1, 2007 in the Initial Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

        EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 was previously filed on March 1, 2007 in the Initial Registration Statement (File Nos. 333-141019/811-22024), and is
                      incorporated by reference herein.

        EXHIBIT 7     Amendment No. 1 and Reinsurance Agreement between
                      Columbia Capital Life Reinsurance Company and Commonwealth Annuity and Life Insurance Company effective January 1, 2008 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

        EXHIBIT 8 Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

        EXHIBIT 9 Opinion of Counsel was previously filed in Registrant's Post-effective Amendment No. 1 (File Nos.
                      333-141019/811-22024 on April 25, 2008, and is
                      incorporated by reference herein

        EXHIBIT 10 Consent of Independent Registered Public Accounting Firm will be filed by Post-Effective Amendment.

        EXHIBIT 11    None.

        EXHIBIT 12    None.

        EXHIBIT 13(a) Form of Amendment 10 dated April 30, 2010 to the AIM
                      Participation Agreement dated July 27, 1998 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated August 1, 2007 to the AIM Participation Agreement was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                      Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment

                      No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

        EXHIBIT 13(b) Form of Amendment 1 dated April 30, 2010 to Amended and
                      Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein
                      L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

        EXHIBIT 13(c) Amendment No. 2 to Amended and Restated Participation
                      Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein. Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated August 1, 2007 and the Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

        EXHIBIT 13(d) Amendment No. 1 to the Amended and Restated
                      Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos. 333-157121/811-22024), and is
                      incorporate by reference herein. Amended And Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated August 1, 2007 to the Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                      Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life

                      Insurance and Annuity Company was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

        EXHIBIT 13(e) Amendment No. 1 to the Participation Agreement dated
                      August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company is was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein.
                      Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

        EXHIBIT 13(f) Amendment dated August 1, 2007 to the Participation
                      Agreement with Janus was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                      incorporated by reference herein.

                      Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

        EXHIBIT 13(g) Form of Amendment dated April 30, 2010 to Amended and
                      Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated August 28, 2007to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein.

        EXHIBIT 13(h)  Form of Amendment 1 dated April 30, 2010 to the
                      Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. is filed herewith. Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

        EXHIBIT 13(i) Form of Amendment dated April 30, 2010 to Participation
                      Agreement with MFS Variable Insurance Trust dated
                      May 1, 2002 will be filed in April of 2010 in

                      Registrant's Post-Effective Amendment No. 31
                      (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                      Form of Amendment dated June 1, 2009 to the
                      Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

        EXHIBIT 13(j) First Amendment dated April 30, 2010 to the Amended and
                      Restated Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 will be filed in April of 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The principal business address of most the following Directors and Officers* is:
    200 West Street, 3rd floor,
    New York, NY 10282-2198.

    The principal business address of the other following Directors and Officers is:
    132 Turnpike Road, Suite 210
    Southborough, MA 01772.


DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

Name                                     Position With Company
Allan S. Levine*                         Chairman of the Board
Manda J. D'Agata*                        Director, Vice President and Treasurer
Nicholas Helmuth von Moltke*             Director and Senior Vice President
Donald Mullen*                           Director
Michael A. Reardon                       Director, President, and Chief Executive Officer
Michael S. Rotter*                       Director and Vice Chairman

John Fowler*                             Vice President
Jane S. Grosso                           Vice President and Controller
Jonathan Hecht*                          Vice President and Actuary
Stephen J. Lanczycki                     Vice President and Chief Actuary
Kevin F. Leavey                          Assistant Vice President and Product Actuary
H. Kim Lee*                              Vice President and Chief Risk Officer
Justin MacNeil                           Vice President - Tax
Minadeep Kaur O'Hearn                    Vice President
Samuel Ramos*                            Vice President and Assistant Corporate Secretary
Timothy D. Rogers                        Senior Vice President and Chief Financial Officer
Jason M. Roach                           Vice President
Scott D. Silverman                       Senior Vice President, General Counsel and Corporate Secretary
Joel Volcy                               Senior Vice President and Chief Operating Officer
Margot K. Wallin                         Vice President, Special Investigative Unit Offer and Chief Compliance Officer
Robert E. Winawer                        Vice President


ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                  THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

    THE GOLDMAN SACHS GROUP, INC. 2009 FR Y-6 ORGANIZATION CHART (SECTION 2a)




                                                                                          ENTITY                 STATE/
ROW ID DEPTH LEGAL ENTITY NAME                                                         DESCRIPTION     CITY     PROVINCE COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
    1    1   THE GOLDMAN SACHS GROUP, INC.                                           Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
    2    2      ARCHON GEN-PAR, INC.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    3    3         ARCHON GROUP, L.P.                                                Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
    4    4            AGCH GEN-PAR, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    5    5               ARCHON GROUP CANADA HOLDINGS, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    6    6                  GS CANADA SPECIALTY LENDING COMPANY                      Other          Charlotte      NC    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    7    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    8    4            ARCHON ACQUISITION, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    9    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   10    5               ARCAP JPMC2000FL1, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   11    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
   12    4            ARCHON GROUP CANADA HOLDINGS, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   13    4            ARCHON HOSPITALITY GEN-PAR, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   14    5               ARCHON HOSPITALITY, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   15    6                  AH ORLANDO GEN-PAR, L.L.C.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   16    7                     AH ORLANDO, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   17    6                  AH ORLANDO, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   18    4            ARCHON HOSPITALITY, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   19    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   20    5               GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA           Other          Mexico City          MEXICO
                                                                                     Financial
                                                                                     Vehicles
   21    4            ARCHON KOREA YUHAN HOESA                                       Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
   22    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   23    5               ARCHON RESIDENTIAL MANAGEMENT, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   24    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   25    4            ARCHON THAILAND, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   26    4            ARCHON/PPM, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   27    4            AVELO MORTGAGE, L.L.C.                                         Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
   28    4            AWH ARCHON GEN-PAR, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   29    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   30    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
   31    4            GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   32    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA              Other          Mexico City          MEXICO
                                                                                     Financial
                                                                                     Vehicles
   33    4            GSSLG GEN-PAR, L.L.C.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   34    5               GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   35    4            THAI CAPITAL L.L.C.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles



   36    4            TNL INTERESTS, INC.                                            Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   37    5               TITLE NETWORK, LTD.                                         Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   38    5               TNL NETWORK, LTD.                                           Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   39    6                  TITLE NETWORK, LTD.                                      Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   40    4            TNL NETWORK, LTD.                                              Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   41    2      ARCHON GROUP, L.P.                                                   Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
   42    2      ARCHON INTERNATIONAL, INC.                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
   43    3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                              Portfolio      Hof                  GERMANY
                                                                                     Management
   44    3         ARCHON GROUP DEUTSCHLAND GMBH                                     Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
   45    3         ARCHON GROUP ITALIA, S.R.L.                                       Miscellaneous  Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
   46    4            SGC S.R.L. SOCIETA GESTIONE CREDITI                            Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
   47    5               SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL         All Other      Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
   48    2      ARCHON KOREA YUHAN HOESA                                             Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
   49    2      ARROW CAPITAL REINSURANCE COMPANY, LIMITED                           Reinsurance    Hamilton             BERMUDA
                                                                                     Carriers
   50    2      ARROW CORPORATE MEMBER HOLDINGS LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
   51    3         ARROW CORPORATE MEMBER LIMITED                                    Insurance      London               UNITED
                                                                                     Agencies and                        KINGDOM
                                                                                     Brokerages                          (OTHER)
   52    2      ARROW REINSURANCE COMPANY, LIMITED                                   Reinsurance    Hamilton             BERMUDA
                                                                                     Carriers
   53    2      BIRCHFIELD ESTATES LTD                                               Lessors of     London               UNITED
                                                                                     nonresidential                      KINGDOM
                                                                                     buildings                           (OTHER)
                                                                                     (except mini
                                                                                     warehouses)
   54    2      BRIDGE STREET ASIA FUND, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   55    2      BRIDGE STREET FUND 1995, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   56    2      BRIDGE STREET FUND 1996, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   57    2      BRIDGE STREET FUND 1997, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   58    2      BRIDGE STREET FUND 1998, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   59    2      BRIDGE STREET FUND 1999, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   60    3         STONE STREET FUND 1999, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   61    3         STONE STREET FUND 2000, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   62    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
   63    5               Allied World Assurance Company, Ltd                         Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   64    6                  Allied World Assurance Holdings (Ireland) Ltd.           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   65    7                     ALLIED WORLD ASSURANCE COMPANY (EUROPE) LTD           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   66    7                     ALLIED WORLD ASSURANCE COMPANY (REINSURANCE) LIMITED  Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   67    7                     Allied World Assurance Holdings (U.S.) Inc.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   68    8                        Allied World Assurance Company (U.S.) Inc.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   69    8                        Allied World Investment Company                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   70    8                        Allied World National Assurance Company            Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   71    8                        Allied World Reinsurance Company                   Other          PALISADE       NJ    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   72    9                           DARWIN PROFESSIONAL UNDERWRITERS, INC.          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   73   10                              DARWIN NATIONAL ASSURANCE COMPANY            Other          WILMINGTON     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   74   11                                 Darwin Select Insurance Company           Other          Chino          CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   75   11                                 Vantapro Specialty Insurance Company      Other          Little Rock    AR    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   76   10                              Evolution Underwriting Inc.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   77   11                                 Agency Marketing Services, Inc.           Other          Saint          FL    UNITED
                                                                                     Financial      Petersburg           STATES
                                                                                     Vehicles
   78   11                                 All-South Professional Liability, Inc.    Other          Saint          FL    UNITED
                                                                                     Financial      Petersburg           STATES
                                                                                     Vehicles
   79    8                        Newmarket Administrative Services, Inc.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   80    7                     Newmarket Administrative Services (Ireland) Limited   Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   81    5               NEWMARKET ADMINISTRATIVE SERVICES (BERMUDA), LTD.           Other          Pembroke             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
   82    2      BRIDGE STREET FUND 2000, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   83    2      BRIDGE STREET REAL ESTATE FUND 1995, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   84    2      BRIDGE STREET REAL ESTATE FUND 1996, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   85    2      BRIDGE STREET REAL ESTATE FUND 1998, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   86    2      BRIDGE STREET REAL ESTATE FUND 1999, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   87    2      BRIDGE STREET REAL ESTATE FUND 2000, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   88    3         STONE STREET REAL ESTATE FUND 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   89    2      BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   90    3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   91    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
   92    2      BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   93    2      BRIDGEWATER ODC, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   94    2      CHX Holdings, Inc.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

             VOTING          NON-VOTING
             PERCENT TOTAL   PERCENT    TOTAL
             HELD BY VOTING  HELD BY    NON-VOTING
             DIRECT  PERCENT DIRECT     PERCENT
ROW ID DEPTH HOLDER  HELD    HOLDER     HELD       COMMENTS
----------------------------------------------------------------------------------
    1    1   N/A     N/A     N/A        N/A        Top Entity



    2    2   100     100     N/A        N/A


    3    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.




    4    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

    5    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

    6    6   100     100     N/A        N/A


    7    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

    8    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

    9    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   10    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   11    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
   12    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   13    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


   14    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


   15    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   16    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   17    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   18    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


   19    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   20    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   21    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   22    4   100     100     N/A        N/A


   23    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   24    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   25    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   26    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   27    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
   28    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   29    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   30    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



   31    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   32    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   33    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   34    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   35    4   40      40      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class E Shares.
   36    4   100     100     N/A        N/A


   37    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   38    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   39    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   40    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   41    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.




   42    2   100     100     N/A        N/A


   43    3   100     100     N/A        N/A

   44    3   100     100     N/A        N/A


   45    3   100     100     N/A        N/A



   46    4   100     100     N/A        N/A


   47    5   2       100     N/A        N/A



   48    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   49    2   100     100     N/A        N/A

   50    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   51    3   100     100     100        100


   52    2   100     100     N/A        N/A

   53    2   100     100     N/A        N/A




   54    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   55    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   56    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   57    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   58    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   59    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   60    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   61    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   62    4   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   63    5   100     100     N/A        N/A


   64    6   100     100     N/A        N/A


   65    7   100     100     N/A        N/A


   66    7   100     100     N/A        N/A


   67    7   100     100     N/A        N/A


   68    8   100     100     N/A        N/A


   69    8   100     100     N/A        N/A


   70    8   100     100     N/A        N/A


   71    8   100     100     N/A        N/A


   72    9   100     100     N/A        N/A


   73   10   100     100     N/A        N/A


   74   11   100     100     N/A        N/A


   75   11   100     100     N/A        N/A


   76   10   100     100     N/A        N/A


   77   11   100     100     N/A        N/A


   78   11   100     100     N/A        N/A


   79    8   100     100     N/A        N/A


   80    7   100     100     N/A        N/A


   81    5   100     100     N/A        N/A


   82    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   83    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   84    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   85    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   86    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   87    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   88    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   89    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   90    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   91    4   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   92    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   93    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


   94    2   26      26      N/A        N/A



   95    2      COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                            Reinsurance    Washington     DC    UNITED
                                                                                     Carriers                            STATES
   96    3         CHARLESTON CAPITAL REINSURANCE, LLC                               Reinsurance    Washington     DC    UNITED
                                                                                     Carriers                            STATES
   97    2      COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY                      Direct Life    Boston         MA    UNITED
                                                                                     Insurance                           STATES
                                                                                     Carriers
   98    3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY                  Direct Life    Boston         MA    UNITED
                                                                                     Insurance                           STATES
                                                                                     Carriers
   99    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CAPITAL    Open-End       Wilmington     DE    UNITED
                   GROWTH FUND                                                       Investment                          STATES
                                                                                     Funds
  100    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CORE FIXED Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
  101    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS EQUITY     Open-End       Wilmington     DE    UNITED
                   INDEX FUND                                                        Investment                          STATES
                                                                                     Funds
  102    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GOVERNMENT Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
  103    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GROWTH     Open-End       Wilmington     DE    UNITED
                   OPPORTUNITIES FUND                                                Investment                          STATES
                                                                                     Funds
  104    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID CAP    Open-End       Wilmington     DE    UNITED
                   VALUE FUND                                                        Investment                          STATES
                                                                                     Funds
  105    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MONEY      Open-End       Wilmington     DE    UNITED
                   MARKET FUND                                                       Investment                          STATES
                                                                                     Funds
  106    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS STRATEGIC  Open-End       Wilmington     DE    UNITED
                   INTERNATIONAL EQUITY FUND                                         Investment                          STATES
                                                                                     Funds
  107    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS            Open-End       Wilmington     DE    UNITED
                   STRUCTURED U.S. EQUITY FUND                                       Investment                          STATES
                                                                                     Funds
  108    2      CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  109    2      DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.                         Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
  110    2      EASTPORT CAPITAL CORP.                                               All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
  111    3         EPF FINANCIAL, LLC                                                All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
  112    2      ELQ HOLDINGS (DEL) LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  113    3         ELQ HOLDINGS (UK) LTD                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  114    4            ELQ INVESTORS II LTD                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  115    4            ELQ INVESTORS III LTD                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  116    2      EPOCH SECURITIES, INC.                                               Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  117    2      ESSENT GROUP LTD.                                                    Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
  118    2      FEDERAL BOULEVARD, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
  119    2      FTEN, INC.                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  120    3         EA, LLC                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  121    4            Exchange Access, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  122    5               Execution Access, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  123    3         FTEN EUROPE LIMITED                                               Other          SURREY               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  124    3         Urban Labs, LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  125    2      GCN CE HOLDINGS CORPORATION                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  126    2      GOLDMAN SACHS (AO) L.L.C.                                            Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  127    2      GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  128    3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                        Offices of     Central              HONG KONG
                                                                                     Other Holding
                                                                                     Companies
  129    4            GOLDMAN SACHS (ASIA) FINANCE                                   Investment     Ebene                MAURITIUS
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  130    5               BLUE RIDGE REALTY FINANCE (DELAWARE) L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  131    5               GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED            Investment     Mumbai               INDIA
                                                                                     Banking and                         (OTHER)
                                                                                     Securities
                                                                                     Dealing
  132    5               GOLDMAN SACHS SERVICES PRIVATE LIMITED                      All Other      Bangalore            INDIA
                                                                                     Professional,                       (OTHER)
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  133    6                  Goldman Sachs (India) Finance Private Limited            Secondary      Mumbai               INDIA
                                                                                     Market                              (OTHER)
                                                                                     Financing
  134    5               GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED            Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  135    5               SAGAMIKO (DELAWARE) L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  136    4            GOLDMAN SACHS (ASIA) L.L.C.                                    Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  137    5               GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED            Investment     Beijing              CHINA,
                                                                                     Banking and                         PEOPLES
                                                                                     Securities                          REPUBLIC
                                                                                     Dealing                             OF
  138    4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED                        Securities     Hong Kong            HONG KONG
                                                                                     Brokerage
  139    4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                      Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  140    5               KPL FUNDING LIMITED                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  141    4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED                 Investment     Federal              MALAYSIA
                                                                                     Banking and    Territory            (OTHER)
                                                                                     Securities     of Labuan
                                                                                     Dealing
  142    4            GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.                Offices of     Singapore            SINGAPORE
                                                                                     Other Holding
                                                                                     Companies
  143    5               GOLDMAN SACHS (SINGAPORE) PTE                               Investment     Singapore            SINGAPORE
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  144    5               GOLDMAN SACHS FUTURES PTE LTD                               Miscellaneous  Singapore            SINGAPORE
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  145    5               GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.                 Corporate,     Singapore            SINGAPORE
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  146    5               J. ARON & COMPANY (SINGAPORE) PTE.                          Commodity      Singapore            SINGAPORE
                                                                                     Contracts
                                                                                     Dealing
  147    4            GOLDMAN SACHS FUTURES (ASIA) LIMITED                           Commodity      Central              HONG KONG
                                                                                     Contracts
                                                                                     Brokerage
  148    4            Goldman Sachs (Malaysia) Sdn. Bhd.                             Investment     Kuala                MALAYSIA
                                                                                     Banking and    Lumpur               (OTHER)
                                                                                     Securities
                                                                                     Dealing
  149    2      GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                               Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  150    3         ELBE FUNDING LIMITED                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  151    4            RHYS TRUST                                                     Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
  152    5               SAPIEN LIMITED                                              Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
  153    6                  SARGASSO LIMITED                                         Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
  154    3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  155    4            BEESTON INVESTMENTS LIMITED                                    Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  156    3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  157    3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                             Other          Camana Bay           CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  158    3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                          All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  159    4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                        Accounting,    Tortola              BRITISH
                                                                                     Tax                                 VIRGIN
                                                                                     Preparation,                        ISLANDS
                                                                                     Bookkeeping
                                                                                     and Payroll
                                                                                     Services
  160    3         GOLDMAN, SACHS & CO. OHG                                          Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
  161    4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  162    5               GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG         Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  163    6                  ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD             Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
  164    6                  FS INVEST SARL                                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  165    7                     FS INVEST II SARL                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  166    8                        ISS EQUITY A/S                                     Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  167    9                           ISS HOLDING A/S                                 Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  168   10                              ISS A/S                                      Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  169    6                  GS 2000-I, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  170    7                     GOLDMAN SACHS 1, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  171    7                     GOLDMAN SACHS 5, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  172    6                  GSCP 2000 GMBH CCH HOLDING I                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  173    7                     GSCP 2000 GERMANY CEBRIDGE HOLDINGS CORP.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  174    7                     GSCP 2000 GMBH CCH HOLDING, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  175    8                        CEQUEL COMMUNICATIONS HOLDINGS, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  176    6                  GSCP 2000 GMBH CCH HOLDING II                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  177    7                     GSCP 2000 GMBH CCH HOLDING, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  178    6                  GSCP GMBH CEBRIDGE HOLDING CORP. II                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  179    6                  SUNGARD CAPITAL CORP.                                    Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  180    7                     SUNGARD CAPITAL CORP. II                              Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  181    4            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG            Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  182    4            GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP         Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  183    3         HILLTOP INVESTMENTS LIMITED                                       Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  184    3         LORRAINE FUNDING LIMITED                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  185    4            CHILTERN TRUST                                                 Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
  186    2      GOLDMAN SACHS (CHINA) L.L.C.                                         Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  187    2      GOLDMAN SACHS (FRANCE) FINANCE, L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  188    3         GOLDMAN SACHS OVERSEAS FINANCE, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  189    2      GOLDMAN SACHS (JAPAN) LTD.                                           Offices of     Tortola              BRITISH
                                                                                     Other Holding                       VIRGIN
                                                                                     Companies                           ISLANDS
  190    3         GOLDMAN SACHS JAPAN CO., LTD.                                     Investment     Tokyo                JAPAN
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  191    3         GOLDMAN SACHS JAPAN HOLDINGS, LTD.                                All Other      Tokyo                JAPAN
                                                                                     Professional,
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  192    2      GOLDMAN SACHS (NETHERLANDS) B.V.                                     Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  193    3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                             Investment     Madrid               SPAIN
                                                                                     Advice

   95    2   100     100     N/A        N/A

   96    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
   97    2   100     100     N/A        N/A


   98    3   100     100     N/A        N/A


   99    3   61      61      N/A        N/A


  100    3   100     100     N/A        N/A


  101    3   100     100     N/A        N/A


  102    3   100     100     N/A        N/A


  103    3   100     100     N/A        N/A


  104    3   13      13      N/A        N/A


  105    3   100     100     N/A        N/A


  106    3   46      46      N/A        N/A


  107    3   24      24      N/A        N/A


  108    2   100     100     N/A        N/A


  109    2   90      100     N/A        N/A



  110    2   100     100     N/A        N/A



  111    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  112    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  113    3   100     100     100        100


  114    4   100     100     100        100


  115    4   100     100     N/A        N/A


  116    2   100     100     N/A        N/A



  117    2   28      28      N/A        N/A


  118    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  119    2   48      48      N/A        N/A


  120    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  121    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  122    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  123    3   100     100     N/A        N/A


  124    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  125    2   100     100     N/A        N/A


  126    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  127    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  128    3   100     100     N/A        N/A


  129    4   100     100     N/A        N/A



  130    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  131    5   1       100     N/A        N/A



  132    5   1       100     1          99




  133    6   1       100     N/A        N/A


  134    5   100     100     N/A        N/A



  135    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  136    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  137    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  138    4   100     100     N/A        N/A

  139    4   100     100     N/A        N/A


  140    5   100     100     N/A        N/A


  141    4   100     100     N/A        N/A



  142    4   100     100     N/A        N/A


  143    5   79      79      N/A        N/A



  144    5   100     100     N/A        N/A



  145    5   100     100     N/A        N/A




  146    5   100     100     N/A        N/A


  147    4   100     100     N/A        N/A


  148    4   100     100     N/A        N/A



  149    2   97      100     N/A        N/A


  150    3   100     100     N/A        N/A


  151    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



  152    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

  153    6   100     100     N/A        N/A


  154    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  155    4   100     100     N/A        N/A



  156    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  157    3   99      100     N/A        N/A


  158    3   99      100     N/A        N/A




  159    4   100     100     N/A        N/A





  160    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  161    4   100     100     N/A        N/A


  162    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  163    6   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  164    6   1       44      N/A        N/A


  165    7   100     100     N/A        N/A


  166    8   100     100     N/A        N/A


  167    9   100     100     N/A        N/A


  168   10   100     100     N/A        N/A


  169    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  170    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  171    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  172    6   100     100     N/A        N/A


  173    7   100     100     N/A        N/A


  174    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  175    8   9       36      N/A        N/A


  176    6   100     100     N/A        N/A


  177    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  178    6   100     100     N/A        N/A


  179    6   1       99      N/A        N/A




  180    7   100     100     N/A        N/A




  181    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  182    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  183    3   100     100     N/A        N/A



  184    3   100     100     N/A        N/A


  185    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



  186    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



  187    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  188    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  189    2   100     100     N/A        N/A


  190    3   100     100     N/A        N/A



  191    3   100     100     N/A        N/A




  192    2   100     100     N/A        N/A


  193    3   100     100     N/A        N/A


  194    2      GOLDMAN SACHS (UK) L.L.C.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  195    3         GOLDMAN SACHS (UK) L.L.C. III                                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  196    4            GOLDMAN SACHS ASSET MANAGEMENT HOLDINGS                        Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  197    3         GOLDMAN SACHS BANK (EUROPE) PLC                                   Commercial     Dublin               IRELAND
                                                                                     Banking
  198    3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  199    4            AMAGANSETT FINANCING LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  200    4            FLEET TRADE & TRANSPORT LIMITED                                Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  201    4            GOLDMAN SACHS (MONACO) S.A.M.                                  Investment     Monaco               MONACO
                                                                                     Advice
  202    4            GOLDMAN SACHS (RUSSIA)                                         Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
  203    4            GOLDMAN SACHS (UK) L.L.C. III                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  204    4            GOLDMAN SACHS ASSET MANAGEMENT HOLDINGS                        Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  205    4            GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                   Portfolio      London               UNITED
                                                                                     Management                          KINGDOM
                                                                                                                         (OTHER)



  206    5               GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN          Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  207    5               GOLDMAN SACHS BANK (EUROPE) PLC                             Commercial     Dublin               IRELAND
                                                                                     Banking
  208    5               GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF GOLDMAN   Open-End       Dublin               IRELAND
                         SACHS INSTITUTIONAL FUNDS PLC)                              Investment
                                                                                     Funds
  209    6                  GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  210    5               GOLDMAN SACHS BRICS EQUITY PASSIVE FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  211    5               GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  212    5               GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  213    5               GOLDMAN SACHS COMMODITIES ENHANCED INDEX PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  214    5               GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND (A SUBFUND   Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)                Investment
                                                                                     Funds
  215    6                  CCIF LOANS LIMITED                                       Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
  216    5               GOLDMAN SACHS DEDICATED INVESTMENT FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  217    5               GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  218    5               GOLDMAN SACHS EMERGING MARKETS CORE EQUITY PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  219    5               GOLDMAN SACHS EMERGING MARKETS DEBT  LOCAL FEEDER           Open-End       Dublin               IRELAND
                         (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                   Investment
                                                                                     Funds
  220    5               GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO (A SUBFUND   Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  221    5               GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  222    5               GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND          Open-End       Dublin               IRELAND
                         (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                Investment
                                                                                     Funds
  223    5               GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF THE  Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC                                   Investment
                                                                                     Funds
  224    5               GOLDMAN SACHS EURO MONEY MARKET FUND (A SUB-FUND OF GOLDMAN Open-End       Dublin               IRELAND
                         SACHS MONEY MARKET FUNDS)                                   Investment
                                                                                     Funds
  225    5               GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  226    5               GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND OF    Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  227    5               GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  228    5               GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  229    5               GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO       Open-End       Luxembourg           LUXEMBOURG
                                                                                     Investment
                                                                                     Funds
  230    5               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  231    5               GOLDMAN SACHS FUNDS - GS EURO AGGREGATE BOND PORTFOLIO      Open-End       Luxembourg           LUXEMBOURG
                         (HEDGED)                                                    Investment
                                                                                     Funds
  232    5               GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND (A SUBFUND  Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment
                                                                                     Funds
  233    5               GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND OF    Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  234    5               GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR         Open-End       George Town          CAYMAN
                         QUALIFIED INSTITUTIONAL INVESTORS ONLY)                     Investment                          ISLANDS
                                                                                     Funds
  235    5               GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR         Open-End       George Town          CAYMAN
                         QUALIFIED INSTITUTIONAL INVESTORS ONLY)                     Investment                          ISLANDS
                                                                                     Funds
  236    5               GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A SUBFUND Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment
                                                                                     Funds
  237    5               GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED)           Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  238    5               GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A SUBFUND   Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  239    5               GOLDMAN SACHS GLOBAL CURRENCY FUND                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  240    5               GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  241    5               GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  242    5               GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A SUBFUND OF  Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  243    5               GOLDMAN SACHS GLOBAL CURRENCY PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  244    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED EQUITY   Open-End       Luxembourg           LUXEMBOURG
                         PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                Investment
                                                                                     Funds
  245    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT LOCAL PORTFOLIO  Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  246    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  247    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY PORTFOLIO (A   Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  248    5               GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO (PREVIOUSLY  Open-End       Luxembourg           LUXEMBOURG
                         GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND OF GOLDMAN          Investment
                         SACHS FUNDS)                                                Funds
  249    5               GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  250    5               GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO (HEDGED)   Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  251    5               GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND OF   Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  252    5               GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED)        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  253    5               GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  254    5               GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II (A SUBFUND OF  Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  255    5               GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND OF   Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  256    5               GOLDMAN SACHS GLOBAL LIBOR PLUS II PORTFOLIO (A SUBFUND OF  Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  257    5               GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  258    5               GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION              Open-End       Dublin               IRELAND
                         FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND               Investment
                                                                                     Funds
  259    5               GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION              Open-End       Dublin               IRELAND
                         FUNDS-GOLDMAN SACHS TOTAL GTAA STRATEGY US EQUITY FUND      Investment
                                                                                     Funds
  260    5               GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND OF    Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  261    5               GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY PORTFOLIO (A SUBFUND  Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  262    5               GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY PORTFOLIO II          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  263    5               GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS II)                       Investment
                                                                                     Funds
  264    5               GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  265    5               GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  266    5               GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  267    5               GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS II)                                             Investment
                                                                                     Funds
  268    5               GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  269    5               GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  270    5               GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  271    5               GOLDMAN SACHS JAPAN EQUITY PREMIUM FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  272    5               GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  273    5               GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  274    5               GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND       Open-End       Dublin               IRELAND
                         (A SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)      Investment
                                                                                     Funds
  275    5               GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A SUBFUND Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  276    5               GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS PORTFOLIO (A Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  277    5               GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO         Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  278    5               GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  279    5               GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND (A   Open-End       Dublin               IRELAND
                         SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                  Investment
                                                                                     Funds
  280    5               GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A SUB-FUND OF  Open-End       Dublin               IRELAND
                         THE GOLDMANS SACHS FUNDS, PLC)                              Investment
                                                                                     Funds
  281    5               GOLDMAN SACHS SUSTAIN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  282    5               GOLDMAN SACHS US CORE FLEX PORTFOLIO (A SUBFUND OF GOLDMAN  Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  283    5               GOLDMAN SACHS US EQUITY ABSOLUTE RETURN PORTFOLIO           Open-End       Luxembourg           LUXEMBOURG
                         (A Subfund of Goldman Sachs Funds)                          Investment
                                                                                     Funds
  284    5               GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN     Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  285    5               GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO (A SUBFUND   Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS GLOBAL FUNDS)                              Investment
                                                                                     Funds
  286    5               GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  287    5               GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  288    5               GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO (A    Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  289    5               GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A SUBFUND Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  290    5               GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  291    5               GOLDMAN SACHS US$ ENHANCED CASH FUND (A SUBFUND OF THE      Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC)                                  Investment
                                                                                     Funds
  292    5               GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A SUBFUND OF Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds

  194    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  195    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  196    4   50      100     N/A        N/A


  197    3   1       100     N/A        N/A

  198    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
  199    4   100     100     N/A        N/A


  200    4   100     100     N/A        N/A


  201    4   99      99      N/A        N/A

  202    4   1       99      N/A        N/A



  203    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  204    4   50      100     N/A        N/A


  205    4   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary B shares.
  206    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  207    5   1       100     N/A        N/A

  208    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  209    6   10      10      N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  210    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  211    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  212    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  213    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  214    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  215    6   100     100     N/A        N/A


  216    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  217    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  218    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  219    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  220    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  221    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  222    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  223    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  224    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  225    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  226    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  227    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  228    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  229    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  230    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  231    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  232    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  233    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  234    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  235    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  236    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  237    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  238    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  239    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  240    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  241    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  242    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  243    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  244    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  245    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  246    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  247    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  248    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  249    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  250    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  251    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  252    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  253    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  254    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  255    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  256    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  257    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  258    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  259    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  260    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  261    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  262    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  263    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  264    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  265    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  266    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  267    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  268    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  269    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  270    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  271    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  272    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  273    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  274    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  275    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  276    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  277    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  278    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  279    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  280    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  281    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  282    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  283    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  284    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  285    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  286    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  287    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  288    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  289    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  290    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  291    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  292    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  293    5               GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF THE   Open-End       Dublin               IRELAND
                         GOLDMAN SACHS FUNDS, PLC                                    Investment
                                                                                     Funds
  294    5               GOLDMAN SACHS US$ MONEY MARKET FUND (A SUBFUND OF GOLDMAN   Open-End       Dublin               IRELAND
                         SACHS MONEY MARKET FUNDS)                                   Investment
                                                                                     Funds
  295    5               GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A SUB-FUND Open-End       Dublin               IRELAND
                         OF THE GOLDMAN SACHS FUNDS, PLC)                            Investment
                                                                                     Funds
  296    5               GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF THE  Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC)                                  Investment
                                                                                     Funds
  297    5               GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  298    5               GSAMI China Equity Portfolio (a sub-fund of GSAMI China     Open-End       Dublin               IRELAND
                         Funds, Public Limited Company)                              Investment
                                                                                     Funds
  299    4            GOLDMAN SACHS BANK (EUROPE) PLC                                Commercial     Dublin               IRELAND
                                                                                     Banking
  300    4            GOLDMAN SACHS HOLDINGS (U.K.)                                  Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  301    5               DUNVEGAN INVESTMENTS, LTD.                                  Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing


  302    5               GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED      Portfolio      Mumbai               INDIA
                                                                                     Management                          (OTHER)
  303    5               GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                Portfolio      London               UNITED
                                                                                     Management                          KINGDOM
                                                                                                                         (OTHER)



  304    5               GOLDMAN SACHS BANK (EUROPE) PLC                             Commercial     Dublin               IRELAND
                                                                                     Banking
  305    5               GOLDMAN SACHS INTERNATIONAL                                 Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing


  306    6                  ARES FINANCE S.r.l.                                      Offices of     Milan                ITALY
                                                                                     Other Holding                       (OTHER)
                                                                                     Companies




  307    6                  DUNVEGAN INVESTMENTS, LTD.                               Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing


  308    6                  GOLDMAN SACHS (JERSEY) LIMITED                           Miscellaneous  Saint Helier         CHANNEL
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  309    6                  GOLDMAN SACHS BANK (EUROPE) PLC                          Commercial     Dublin               IRELAND
                                                                                     Banking
  310    6                  GOLDMAN SACHS EUROPE LIMITED                             Investment     Saint Helier         GUERNSEY
                                                                                     Advice
  311    6                  GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED              Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
  312    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL TRACKER   Open-End       Senningerberg        LUXEMBOURG
                            PORTFOLIO                                                Investment
                                                                                     Funds
  313    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI         Open-End       Senningerberg        LUXEMBOURG
                            ENHANCED STRATEGY PORTFOLIO                              Investment
                                                                                     Funds
  314    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI LIGHT   Open-End       Senningerberg        LUXEMBOURG
                            ENERGY PORTFOLIO                                         Investment
                                                                                     Funds
  315    6                  GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN SACHS    Open-End       Dublin               IRELAND
                            DIVIDEND-LINKED EQUITY INCOME PORTFOLIO                  Investment
                                                                                     Funds
  316    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 10 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  317    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 15 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  318    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 20 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  319    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN     Open-End       Senningerberg        LUXEMBOURG
                            SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO            Investment
                                                                                     Funds
  320    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN     Open-End       Senningerberg        LUXEMBOURG
                            SACHS FLOATING RATE EURO PORTFOLIO                       Investment
                                                                                     Funds
  321    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-ALTERNATIVE   Open-End       Senningerberg        LUXEMBOURG
                            ALPHA TACTICAL TRADING INDEX PORTFOLIO                   Investment
                                                                                     Funds
  322    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GOLDMAN SACHS Open-End       Senningerberg        LUXEMBOURG
                            COMMODITY ALPHA B7 PORTFOLIO                             Investment
                                                                                     Funds
  323    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GS DOW        Open-End       Senningerberg        LUXEMBOURG
                            JONES-UBS TOTAL RETURN ENHANCED STRATEGY E56 PORTFOLIO   Investment
                                                                                     Funds
  324    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-MACRO         Open-End       Senningerberg        LUXEMBOURG
                            HARVESTER PORTFOLIO                                      Investment
                                                                                     Funds
  325    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED       Open-End       Senningerberg        LUXEMBOURG
                            VOLATILITY VELOCITY AND CARRY STRATEGY PORFOLIO          Investment
                                                                                     Funds
  326    6                  GS EUROPEAN PERFORMANCE FUND LIMITED                     Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
  327    6                  GS MULTI-CURRENCY EUROPEAN PERFORMANCE FUND LIMITED      All Other      Dublin               IRELAND
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  328    6                  HANA FINANCIAL GROUP INC.                                Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
  329    6                  PRYSMIAN S.P.A.                                          Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  330    6                  RESTAMOVE LIMITED                                        Security       London               UNITED
                                                                                     Systems                             KINGDOM
                                                                                     Services                            (OTHER)
                                                                                     (except
                                                                                     Locksmiths)
  331    5               GOLDMAN SACHS INTERNATIONAL FINANCE                         Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  332    5               GOLDMAN SACHS SAUDI ARABIA                                  Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
  333    5               GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED       Trust,         Mumbai               INDIA
                                                                                     Fiduciary, and                      (OTHER)
                                                                                     Custody
                                                                                     Activities
  334    5               GSSM HOLDING (U.K.)                                         Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  335    5               MONTAGUE PLACE CUSTODY SERVICES                             Trust,         London               UNITED
                                                                                     Fiduciary, and                      KINGDOM
                                                                                     Custody                             (OTHER)
                                                                                     Activities
  336    4            GOLDMAN SACHS INTERNATIONAL                                    Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing


  337    4            GOLDMAN SACHS INTERNATIONAL BANK                               Commercial     London               UNITED
                                                                                     Banking                             KINGDOM
                                                                                                                         (OTHER)
  338    5               RESTAMOVE LIMITED                                           Security       London               UNITED
                                                                                     Systems                             KINGDOM
                                                                                     Services                            (OTHER)
                                                                                     (except
                                                                                     Locksmiths)
  339    4            GOLDMAN SACHS INTERNATIONAL FINANCE                            Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  340    4            GOLDMAN SACHS SAUDI ARABIA                                     Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
  341    4            GS Euro Investments                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  342    4            GS Euro Management                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  343    4            GS LEASING HOLDINGS LIMITED                                    Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  344    5               BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  345    4            GS LEASING MANAGEMENT LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  346    4            GS LIQUID TRADING PLATFORM I PCC                               Other          Saint                CHANNEL
                                                                                     Financial      Helier               ISLANDS
                                                                                     Vehicles
  347    4            GS LIQUID TRADING PLATFORM II LIMITED                          Other          Saint                CHANNEL
                                                                                     Financial      Helier               ISLANDS
                                                                                     Vehicles
  348    4            KILLINGHOLME POWER GROUP LIMITED                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  349    5               KILLINGHOLME HOLDINGS LIMITED                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  350    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  351    7                     GS KILLINGHOLME CAYMAN INVESTMENTS LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  352    8                        GS KILLINGHOLME CAYMAN INVESTMENTS II LTD          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  353    9                           GS KILLINGHOLME CAYMAN INVESTMENTS III          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  354    8                        GS KILLINGHOLME CAYMAN INVESTMENTS III             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  355    7                     KPL ACQUISITIONS LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  356    8                        KPL HOLDINGS LIMITED                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  357    7                     KPL FINANCE LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  358    4            MONEY PARTNERS FINANCIAL COMPANY LIMITED                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  359    4            MONEY PARTNERS HOLDINGS LIMITED                                Offices of     Uxbridge             UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  360    5               MONEY PARTNERS LIMITED                                      Mortgage and   Uxbridge             UNITED
                                                                                     Nonmortgage                         KINGDOM
                                                                                     Loan Brokers                        (OTHER)
  361    6                  MONEY PARTNERS FINANCE LIMITED                           Other          Uxbridge             UNITED
                                                                                     Activities                          KINGDOM
                                                                                     Related to                          (OTHER)
                                                                                     Credit
                                                                                     Intermediation
  362    4            MONTAGUE PLACE CUSTODY SERVICES                                Trust,         London               UNITED
                                                                                     Fiduciary, and                      KINGDOM
                                                                                     Custody                             (OTHER)
                                                                                     Activities
  363    4            NUFCOR INTERNATIONAL LIMITED                                   Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  364    5               NUFCOR CAPITAL LIMITED                                      Investment     London               UNITED
                                                                                     Advice                              KINGDOM
                                                                                                                         (OTHER)
  365    5               NUFCOR MINING AND TRADING LIMITED                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  366    4            SCADBURY UK LIMITED                                            Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  367    5               GS EQUIPMENT FINANCE I LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  368    5               GS EQUIPMENT FINANCE II LIMITED                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  369    5               GS LEASING NO. 1 LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  370    6                  GS LEASING                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  371    5               GS LEASING NO. 3 LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  372    6                  GS LEASING                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  373    5               KILLINGHOLME GENERATION LIMITED                             Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  374    5               SCADBURY ASSETS                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  375    5               SCADBURY FUNDING LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  376    6                  SCADBURY ASSETS                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  377    6                  SCADBURY II ASSETS LIMITED                               Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  378    7                     KILLINGHOLME GENERATION LIMITED                       Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  379    4            SHIRE UK LIMITED                                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  380    5               GS FUNDING INVESTMENTS LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  381    5               GS FUNDING MANAGEMENT LIMITED                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  382    5               HECHSHIRE                                                   Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
  383    5               SHIRE ASSETS                                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  384    5               SHIRE FUNDING LIMITED                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  385    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  386    6                  SHIRE ASSETS                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  387    5               SHIRE II ASSETS LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  388    3         GOLDMAN SACHS PROPERTY MANAGEMENT                                 Nonresidential London               UNITED
                                                                                     property                            KINGDOM
                                                                                     managers                            (OTHER)
  389    2      GOLDMAN SACHS 1, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  390    2      GOLDMAN SACHS 2, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  391    2      GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

  293    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  294    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  295    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  296    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  297    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  298    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  299    4   1       100     N/A        N/A

  300    4   100     100     N/A        N/A


  301    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary B shares.
  302    5   1       100     N/A        N/A

  303    5   98      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  304    5   1       100     N/A        N/A

  305    5   99      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  306    6                                         Goldman Sachs' interest is
                                                   through owning the junior
                                                   notes issued by Ares Finance.
                                                   Goldman Sachs is not an equity
                                                   owner, but owns debt secured
                                                   by the assets owned by Ares
                                                   Finance.
  307    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
  308    6   100     100     N/A        N/A



  309    6   1       100     N/A        N/A

  310    6   91      91      N/A        N/A

  311    6   100     100     N/A        N/A


  312    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  313    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  314    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  315    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  316    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  317    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  318    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  319    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  320    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  321    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  322    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  323    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  324    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  325    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  326    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  327    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  328    6   1       10      N/A        N/A



  329    6   1       31      N/A        N/A


  330    6   50      100     N/A        N/A




  331    5   99      100     N/A        N/A


  332    5   1       100     N/A        N/A


  333    5   1       100     N/A        N/A



  334    5   8       99      N/A        N/A


  335    5   99      100     N/A        N/A



  336    4   56      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred B shares.
  337    4   100     100     N/A        N/A


  338    5   50      100     N/A        N/A




  339    4   1       100     N/A        N/A


  340    4   1       100     N/A        N/A


  341    4   100     100     N/A        N/A


  342    4   100     100     N/A        N/A


  343    4   100     100     N/A        N/A


  344    5   100     100     N/A        N/A


  345    4   100     100     N/A        N/A


  346    4   100     100     N/A        N/A


  347    4   100     100     N/A        N/A


  348    4   100     100     N/A        N/A


  349    5   100     100     N/A        N/A


  350    6   1       99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  351    7   100     100     N/A        N/A


  352    8   100     100     N/A        N/A


  353    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  354    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  355    7   100     100     N/A        N/A


  356    8   100     100     N/A        N/A


  357    7   100     100     N/A        N/A


  358    4   100     100     N/A        N/A


  359    4   100     100     N/A        N/A


  360    5   100     100     N/A        N/A


  361    6   100     100     N/A        N/A




  362    4   1       100     N/A        N/A



  363    4   100     100     N/A        N/A


  364    5   100     100     N/A        N/A


  365    5   100     100     N/A        N/A


  366    4   100     100     N/A        N/A


  367    5   100     100     N/A        N/A


  368    5   100     100     N/A        N/A


  369    5   100     100     N/A        N/A


  370    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  371    5   100     100     N/A        N/A


  372    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  373    5   13      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  374    5   98      100     N/A        N/A


  375    5   100     100     N/A        N/A


  376    6   1       100     N/A        N/A


  377    6   100     100     N/A        N/A


  378    7   51      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  379    4   100     100     N/A        N/A


  380    5   100     100     N/A        N/A


  381    5   100     100     N/A        N/A


  382    5   100     100     100        100



  383    5   98      100     N/A        N/A


  384    5   100     100     N/A        N/A


  385    6   36      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  386    6   1       100     N/A        N/A


  387    5   100     100     N/A        N/A


  388    3   1       100     N/A        N/A


  389    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  390    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  391    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  392    3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  393    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  394    4            GSEP 2002 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  395    2      GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  396    3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  397    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  398    4            GSEP 2004 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  399    2      GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  400    3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  401    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  402    4            GSEP 2005 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  403    2      GOLDMAN SACHS 230 PARK INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  404    3         W2007 230 PARK, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  405    2      GOLDMAN SACHS 3, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  406    2      GOLDMAN SACHS 4, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  407    2      GOLDMAN SACHS 5, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  408    2      GOLDMAN SACHS ARGENTINA L.L.C.                                       Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  409    2      GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                          Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
  410    2      GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                             Portfolio      Tokyo                JAPAN
                                                                                     Management
  411    3         GS JAPAN FIXED INCOME PLUS FUND                                   Open-End       Tokyo                JAPAN
                                                                                     Investment
                                                                                     Funds
  412    2      GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                 Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
  413    3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL Open-End       Wilmington     DE    UNITED
                   MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.                     Investment                          STATES
                                                                                     Funds
  414    3         ALPHA + MANAGERS: PORTFOLIO 7 LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  415    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER  L.P.     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  416    3         ALPHA+ (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3 [SERIES], A SERIES   Open-End       Wilmington     DE    UNITED
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  417    4            GMS DISCOVERY FUND, LLC                                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  418    3         ALPHA+ (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5 [SERIES], A SERIES   Open-End       Wilmington     DE    UNITED
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  419    3         ALPHA+ MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  420    3         ALPHA+ MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  421    4            GMS DISCOVERY FUND, LLC                                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  422    3         ALPHA+ MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,  L.L.C.             Investment                          STATES
                                                                                     Funds
  423    3         ALPHA+ MANAGERS: PORTFOLIO 6 LLC                                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  424    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  425    3         ALTRINSIC: NON-US EQUITY LLC                                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  426    4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  427    3         ARTISAN: ALPHA+ (NON-US EQUITY) [SERIES], A SERIES OF GOLDMAN     Open-End       Wilmington     DE    UNITED
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.        Investment                          STATES
                                                                                     Funds
  428    3         BOSTON GLOBAL INVESTMENT TRUST - ENHANCED PORTFOLIO II            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  429    3         BOSTON GLOBAL INVESTMENT TRUST ENHANCED PORTFOLIO                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  430    3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF GOLDMAN SACHS Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  431    3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  432    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE MASTER  Open-End       George Town          CAYMAN
                      L.P.                                                           Investment                          ISLANDS
                                                                                     Funds
  433    3         FAIRHOLME: ALPHA+ [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL      Open-End       Wilmington     DE    UNITED
                   MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.                     Investment                          STATES
                                                                                     Funds
  434    3         GMS DISCOVERY FUND, LLC                                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  435    3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED        Other          Wilmington     DE    UNITED
                   ACCOUNT, LLC                                                      Financial                           STATES
                                                                                     Vehicles
  436    3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  437    4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  438    4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  439    4            GS CREDIT OPPORTUNITIES 2007, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  440    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  441    6                  GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  442    7                     GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  443    8                        GSMP V ONSHORE INTERNATIONAL, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  444    8                        GSMP V ONSHORE INVESTMENT FUND, LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  445    8                        GSMP V ONSHORE S.a. r.l.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  446    8                        GSMP V ONSHORE SENIOR S.A R.L.                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  447    8                        GSMP V ONSHORE US, LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  448    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
  449    6                  GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  450    3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                       Portfolio      Sao Paulo            BRAZIL
                                                                                     Management
  451    4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO EM COTAS DE  Open-End       Sao Paulo            BRAZIL
                      FUNDOS DE INVESTIMENTO EM ACOES                                Investment
                                                                                     Funds
  452    5               GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE INVESTIMENTO Open-End       Rio de               BRAZIL
                         EM ACOES                                                    Investment     Janeiro
                                                                                     Funds
  453    4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE INVESTIMENTO EM COTAS   Open-End       Sao Paulo            BRAZIL
                      DE FUNDOS DE INVESTIMENTO MULTIMERCADO                         Investment
                                                                                     Funds
  454    5               GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO            Open-End       Rio de               BRAZIL
                         MULTIMERCADO                                                Investment     Janeiro
                                                                                     Funds
  455    4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE INVESTIMENTO EM COTAS   Open-End       Sao Paulo            BRAZIL
                      DE FUNDOS DE INVESTIMENTO                                      Investment
                                                                                     Funds
  456    5               GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO       Open-End       Rio de               BRAZIL
                                                                                     Investment     Janeiro
                                                                                     Funds
  457    3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                          Portfolio      Tokyo                JAPAN
                                                                                     Management
  458    3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.                    Portfolio      Chong Ro-Gu          KOREA,
                                                                                     Management                          SOUTH
  459    4            CREDIT HOLEINONE PP FI                                         Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
  460    4            HANA FINANCIAL GROUP INC.                                      Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
  461    4            HOLEINONE PP DERIV. 3                                          Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
  462    3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED         Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  463    4            GOLDMAN SACHS BANK LOAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  Open-End       Dublin               IRELAND
                      INSTITUTIONAL FUNDS II PLC)                                    Investment
                                                                                     Funds
  464    5               ABS Loans 2007 Limited                                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  465    3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME FUND       Open-End       Toronto        ON    CANADA
                                                                                     Investment
                                                                                     Funds
  466    3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES ADVISORS     Other          Wilmington     DE    UNITED
                   III, L.L.C.                                                       Financial                           STATES
                                                                                     Vehicles
  467    4            GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES FUND      Other          George Town          CAYMAN
                      OFFSHORE III, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles
  468    4            GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES MASTER    Other          George Town          CAYMAN
                      FUND III, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
  469    5               SIGMA RE LTD.                                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
  470    3         GOLDMAN SACHS COMMODITIES FUND, LLC                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  471    3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  472    3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND, LLC     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  473    4            GS MEZZANINE PARTNERS 2006, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  474    5               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  475    6                  GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  476    7                     GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  477    8                        GSMP 2006 ONSHORE INTERNATIONAL, LTD.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  478    9                           GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD.  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  479   10                              GSMP 2006 Onshore Holdings S.a r.l.          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  480    9                           SEVRES II S.A.R.L.                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  481   10                              MEDIANNUAIRE HOLDING                         Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  482   11                                 MEDIANNUAIRE                              Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  483   12                                    PAGESJAUNES GROUPE                     Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  484    8                        GSMP 2006 ONSHORE US, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  485    9                           GSMP 2006 ONSHORE HOLDINGS US, LTD.             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  486    7                     GSMP 2006 ONSHORE S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  487    5               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  488    3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  489    4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  490    3         GOLDMAN SACHS CORE EUROPE FLEX FUND                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds

  392    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  393    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  394    4   100     100     N/A        N/A


  395    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  396    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  397    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  398    4   100     100     N/A        N/A


  399    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  400    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  401    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  402    4   100     100     N/A        N/A


  403    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  404    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  405    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  406    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  407    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  409    2   100     100     N/A        N/A





  410    2   1       100     N/A        N/A

  411    3   100     100     N/A        N/A


  412    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  413    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  414    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  415    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  416    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  417    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  418    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  419    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  420    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  421    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  422    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  423    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  424    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  425    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  426    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  427    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  428    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  429    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  430    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  431    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  432    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  433    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  434    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  435    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  436    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  437    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  438    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  439    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  440    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  441    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  442    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  443    8   100     100     N/A        N/A


  444    8   100     100     N/A        N/A


  445    8   100     100     N/A        N/A


  446    8   100     100     N/A        N/A


  447    8   100     100     N/A        N/A


  448    9   7       100     N/A        N/A





  449    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  450    3   99      100     N/A        N/A

  451    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  452    5   21      100     N/A        N/A


  453    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  454    5   42      100     N/A        N/A


  455    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  456    5   10      100     N/A        N/A


  457    3   99      100     N/A        N/A

  458    3   100     100     N/A        N/A

  459    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  460    4   1       10      N/A        N/A



  461    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  462    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  463    4   75      75      N/A        N/A


  464    5   100     100     N/A        N/A


  465    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  466    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  467    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  468    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  469    5   100     100     N/A        N/A


  470    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  471    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  472    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  473    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  474    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  475    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  476    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  477    8   100     100     N/A        N/A


  478    9   100     100     N/A        N/A


  479   10   100     100     N/A        N/A


  480    9   4       73      4          73


  481   10   29      29      N/A        N/A


  482   11   100     100     N/A        N/A


  483   12   54      54      N/A        N/A


  484    8   100     100     N/A        N/A


  485    9   100     100     N/A        N/A


  486    7   100     100     N/A        N/A


  487    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  488    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  489    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  490    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  491    3         GOLDMAN SACHS CORE GLOBAL FLEX FUND                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  492    3         GOLDMAN SACHS CORE JAPAN FLEX FUND                                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  493    3         GOLDMAN SACHS CORE US FLEX FUND                                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  494    3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  495    3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  496    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE, L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  497    5               GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  498    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  499    5               GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  500    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  501    3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008 ADVISORS,   Other          Wilmington     DE    UNITED
                   L.L.C.                                                            Financial                           STATES
                                                                                     Vehicles
  502    4            GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008          Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  503    3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  504    3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  505    3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  506    3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  507    3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR        Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  508    3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  509    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS MASTER  Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  510    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  511    3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  512    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS MASTER  Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  513    3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR          Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  514    3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED         Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  515    3         GOLDMAN SACHS FUNDAMENTAL EQUITY LONG SHORT FUND, LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  516    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  517    3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  518    3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  519    3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  520    3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  521    3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN FOR      Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  522    3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  523    4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  524    3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  525    4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  526    3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                           Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
  527    4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  528    5               Goldman Sachs Access - Goldman Sachs                        Open-End       Wilmington     DE    UNITED
                         Investment Partners/Liberty Harbor, L.P.                    Investment                          STATES
                                                                                     Funds
  529    4            GOLDMAN SACHS ACCESS FUNDS GP, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  530    5               GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  531    4            GOLDMAN SACHS BH FUND ONSHORE, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  532    4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  533    5               GOLDMAN SACHS CLASSIC HOLDINGS, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  534    4            GOLDMAN SACHS DEWORDE ONSHORE, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  535    4            GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  536    4            GOLDMAN SACHS DIRECT STRATEGIES FUND II, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  537    4            GOLDMAN SACHS DIRECT STRATEGIES FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  538    4            GOLDMAN SACHS DIRECT STRATEGIES FUNDAMENTAL FUND, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  539    4            GOLDMAN SACHS DIRECT STRATEGIES PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  540    5               GOLDMAN SACHS GLOBAL ALPHA FUND PLC                         Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  541    4            GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  542    4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR                         Open-End       George Town          CAYMAN
                      PORTFOLIO YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)     Investment                          ISLANDS
                                                                                     Funds
  543    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  544    4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS) Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  545    4            GOLDMAN SACHS EP PARTNERS SPC                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  546    4            GOLDMAN SACHS EP PARTNERS, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  547    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  548    5               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  549    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  550    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  551    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  552    5               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  553    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  554    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  555    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  556    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  557    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  558    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  559    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  560    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  561    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  562    4            GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES FUND, LLC           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  563    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  564    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  565    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  566    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  567    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  568    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  569    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  570    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  571    4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  572    4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED INSTITUTIONAL  Open-End       George Town          CAYMAN
                      INVESTORS)                                                     Investment                          ISLANDS
                                                                                     Funds
  573    4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF        Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  574    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  575    4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST                 Open-End       George Town          CAYMAN
                      (FOR QUALIFIED INSTITUTIONAL INVESTORS)                        Investment                          ISLANDS
                                                                                     Funds
  576    4            GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF                 Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  577    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  578    4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF                      Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  579    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  580    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  581    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  582    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  583    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  584    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  585    4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  586    4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  587    4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  588    4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  589    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds

  491    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  492    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  493    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  494    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  495    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  496    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  497    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  498    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  499    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  500    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  501    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  502    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  503    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  504    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  505    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  506    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  507    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  508    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  509    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  510    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  511    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  512    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  513    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  514    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  515    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  516    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  517    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  518    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  519    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  520    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  521    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  522    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  523    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  524    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  525    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  526    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
  527    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  528    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  529    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  530    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  531    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  532    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  533    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  534    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  535    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  536    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  537    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  538    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  539    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  540    5   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  541    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  542    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  543    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  544    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  545    4   100     100     N/A        N/A


  546    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  547    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  548    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  549    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  550    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  551    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  552    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  553    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  554    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  555    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  556    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  557    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  558    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  559    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  560    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  561    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  562    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  563    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  564    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  565    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  566    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  567    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  568    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  569    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  570    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  571    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  572    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  573    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  574    5   100     100     N/A        N/A


  575    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  576    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  577    5   19      57      N/A        N/A


  578    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  579    5   3       57      N/A        N/A


  580    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  581    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  582    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  583    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  584    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  585    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  586    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  587    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  588    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  589    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  590    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  591    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  592    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL  STRATEGIES SPV LIMITED    Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  593    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  594    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  595    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  596    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  597    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  598    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  599    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  600    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II PLC          Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  601    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV LIMITED  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  602    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  603    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  604    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  605    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  606    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  607    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC           Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  608    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  609    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                         Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  610    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  611    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  612    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  613    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  614    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  615    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  616    4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  617    4            GOLDMAN SACHS HFS STRATEGIC EMERGING MARKETS FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  618    4            GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  619    4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  620    4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  621    4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC                Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  622    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  623    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  624    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  625    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  626    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  627    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)       Open-End       Wilmington     DE    UNITED
                      HOLDINGS, LLC                                                  Investment                          STATES
                                                                                     Funds
  628    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  629    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  630    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND, LLC    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  631    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  632    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  633    4            GOLDMAN SACHS PRINCETON FUND, LLC                              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  634    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  635    4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  636    4            GOLDMAN SACHS RP PARTNERS SPC                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  637    4            GOLDMAN SACHS RP PARTNERS, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  638    4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  639    4            GOLDMAN SACHS SELECT FUND II, LLC                              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  640    4            GOLDMAN SACHS SELECT FUND, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  641    4            GOLDMAN SACHS SHERWOOD FUND, LLC                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  642    4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  643    4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  644    4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  645    4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  646    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  647    4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS) Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  648    4            GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  649    5               GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  650    4            GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LLC  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  651    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  652    4            GOLDMAN SACHS WEST STREET PARTNERS, LLC                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  653    5               GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  654    4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  655    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  656    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  657    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  658    4            GS EH HOLDINGS, LLC                                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  659    4            Goldman Sachs Multi-Strategy Portfolio RT, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  660    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  661    4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  662    4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  663    4            TE ACLLP INVESTORS, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  664    4            TE ACLLP PORTFOLIO, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  665    4            TE CALEL INVESTORS, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  666    4            TE CALEL PORTFOLIO, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  667    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  668    4            TE HAYGROUND COVE PORTFOLIO, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  669    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  670    4            TE JENKINS PORTFOLIO, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  671    3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST              Open-End       George Town          CAYMAN
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)             Investment                          ISLANDS
                                                                                     Funds
  672    3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  673    4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  674    3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  675    3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  676    4            GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  677    4            GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE           Other          George Town          CAYMAN
                      FUND, L.P.                                                     Financial                           ISLANDS
                                                                                     Vehicles
  678    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  679    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND, LLC           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  680    3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  681    4            GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 FUND, L.P.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  682    3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  683    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  684    3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  685    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE, L.P.     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  686    5               GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  687    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  688    3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST)          Open-End       Dublin               IRELAND
                   (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)     Investment
                   (A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT FUNDS)              Funds

  590    5   7       57      N/A        N/A


  591    5   5       34      N/A        N/A


  592    5   3       59      N/A        N/A


  593    5   22      83      N/A        N/A


  594    5   2       36      N/A        N/A


  595    5   23      23      N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  596    5   2       57      N/A        N/A


  597    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  598    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  599    5   57      57      N/A        N/A


  600    5   35      35      N/A        N/A


  601    5   32      32      N/A        N/A


  602    5   61      83      N/A        N/A


  603    5   7       36      N/A        N/A


  604    5   85      85      N/A        N/A


  605    5   7       57      N/A        N/A


  606    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  607    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  608    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  609    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  610    5   50      57      N/A        N/A


  611    5   29      34      N/A        N/A


  612    5   28      59      N/A        N/A


  613    5   27      36      N/A        N/A


  614    5   26      57      N/A        N/A


  615    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  616    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  617    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  618    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  619    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  620    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  621    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  622    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  623    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  624    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  625    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  626    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  627    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  628    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  629    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  630    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  631    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  632    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  633    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  634    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  635    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  636    4   100     100     N/A        N/A


  637    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  638    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  639    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  640    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  641    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  642    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  643    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  644    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  645    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  646    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  647    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  648    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  649    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  650    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  651    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  652    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  653    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  654    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  655    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  656    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  657    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  658    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  659    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  660    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  661    4   100     100     N/A        N/A


  662    4   100     100     N/A        N/A


  663    4   100     100     N/A        N/A


  664    4   100     100     N/A        N/A


  665    4   100     100     N/A        N/A


  666    4   100     100     1          1


  667    4   100     100     N/A        N/A


  668    4   100     100     N/A        N/A


  669    4   100     100     N/A        N/A


  670    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  671    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  672    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  673    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  674    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  675    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  676    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  677    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  678    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  679    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  680    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  681    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  682    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  683    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  684    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  685    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  686    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  687    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  688    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  689    3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR QUALIFIED      Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  690    3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  691    3         GS TACS ACTIVE CONTINUOUS (INTERNATIONAL), LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  692    3         GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  693    3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  694    3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  695    3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  696    3         GS TACS OPTION-ADJUSTED ACTIVE CONTINUOUS (U.S. LARGE CAP), LLC   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  697    3         GSAM (GMS Cayman GP) Ltd.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  698    4            ACADIAN: NON-US EQUITY OFFSHORE L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  699    4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  700    4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  701    4            DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  702    4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3           Open-End       George Town          CAYMAN
                      OFFSHORE L.P.                                                  Investment                          ISLANDS
                                                                                     Funds
  703    4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5           Open-End       George Town          CAYMAN
                      OFFSHORE L.P.                                                  Investment                          ISLANDS
                                                                                     Funds
  704    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  705    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  706    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  707    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  708    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  709    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  710    5               EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      Open-End       George Town          CAYMAN
                         MASTER L.P.                                                 Investment                          ISLANDS
                                                                                     Funds
  711    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE         Open-End       George Town          CAYMAN
                      MASTER L.P.                                                    Investment                          ISLANDS
                                                                                     Funds
  712    4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  713    4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1 OFFSHORE L.P.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  714    4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1 OFFSHORE L.P.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  715    4            LATEEF: ALPHA + OFFSHORE MASTER L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  716    4            LATEEF: ALPHA+ OFFSHORE L.P.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  717    4            LSV: NON-US EQUITY OFFSHORE L.P.                               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  718    4            NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  719    4            NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  720    4            NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  721    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  722    5               NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  723    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  724    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  725    5               NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  726    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  727    4            PICTET: NON-US EQUITY OFFSHORE L.P.                            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  728    5               PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  729    4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  730    4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  731    4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  732    4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  733    4            TRILOGY: NON-US EQUITY OFFSHORE L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  734    4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  735    5               VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  736    4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  737    4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  738    3         GSAM INDIA HOLDINGS LIMITED                                       Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  739    4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED         Portfolio      Mumbai               INDIA
                                                                                     Management                          (OTHER)
  740    4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED          Trust,         Mumbai               INDIA
                                                                                     Fiduciary, and                      (OTHER)
                                                                                     Custody
                                                                                     Activities
  741    3         LARGE CAP GROWTH MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF      Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  742    3         LARGE CAP VALUE MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF       Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  743    3         LATEEF:  ALPHA+ LLC                                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  744    3         LIBERTY HARBOR I AGGREGATING FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  745    4            LIBERTY HARBOR MASTER FUND I, L.P.                             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  746    5               GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  747    5               LH (MAURITIUS) II LIMITED                                   Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
  748    5               LH (MAURITIUS) LIMITED                                      Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
  749    3         LIBERTY HARBOR I GP, LLC                                          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  750    4            LIBERTY HARBOR MASTER FUND I, L.P.                             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  751    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  752    5               LIBERTY HARBOR MASTER FUND I, L.P.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  753    3         LIBERTY HARBOR I QP FUND, LLC                                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  754    4            LIBERTY HARBOR I AGGREGATING FUND, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  755    3         LIBERTY HARBOR I, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  756    4            LIBERTY HARBOR I AGGREGATING FUND, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  757    3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  758    3         LSV: NON-US EQUITY LLC                                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  759    3         Liberty Harbor Distressed Credit Opportunities Advisors, LLC      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  760    4            LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  761    4            LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND            Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
  762    5               LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES OFFSHORE     Other          George Town          CAYMAN
                         HOLDINGS, LTD.                                              Financial                           ISLANDS
                                                                                     Vehicles
  763    6                  LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  764    4            Liberty Harbor Distressed Credit Opportunities Fund, L.P.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  765    5               LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  766    3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                       Open-End       New York       NY    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  767    3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES],                     Open-End       Wilmington     DE    UNITED
                   A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES               Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  768    3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES],                     Open-End       Wilmington     DE    UNITED
                   A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES               Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  769    3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  770    4            NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  771    3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  772    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  773    3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  774    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  775    3         PICTET: NON-US EQUITY LLC                                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  776    4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  777    3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A                       Open-End       Wilmington     DE    UNITED
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                 Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  778    3         SPRUCEGROVE: NON-US EQUITY LLC                                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  779    3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1                        Open-End       Wilmington     DE    UNITED
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                Investment                          STATES
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.                             Funds
  780    3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF                      Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  781    3         VONTOBEL: NON-US EQUITY LLC                                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  782    4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  783    3         WILLIAM BLAIR: NON-US EQUITY LLC                                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  784    2      GOLDMAN SACHS BANK AG                                                Investment     Zurich               SWITZERLAND
                                                                                     Advice                              (OTHER)
  785    2      GOLDMAN SACHS BANK USA                                               Commercial     New York       NY    UNITED
                                                                                     Banking                             STATES
  786    3         CLERMONT NMTC MEMBER LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  787    3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.                   Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES

  689    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  690    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  691    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  692    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  693    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  694    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  695    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  696    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  697    3   100     100     N/A        N/A


  698    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  699    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  700    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  701    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  702    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  703    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  704    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  705    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  706    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  707    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  708    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  709    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  710    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  711    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  712    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  713    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  714    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  715    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  716    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  717    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  718    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  719    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  720    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  721    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  722    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  723    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  724    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  725    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  726    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  727    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  728    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  729    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  730    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  731    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  732    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  733    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  734    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  735    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  736    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  737    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  738    3   100     100     N/A        N/A


  739    4   99      100     N/A        N/A

  740    4   99      100     N/A        N/A



  741    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  742    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  743    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  744    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  745    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  746    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  747    5   100     100     N/A        N/A


  748    5   100     100     N/A        N/A


  749    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  750    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  751    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  752    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  753    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  754    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  755    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  756    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  757    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  758    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  759    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  760    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  761    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  762    5   100     100     N/A        N/A


  763    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  764    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  765    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  766    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  767    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  768    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  769    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  770    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  771    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  772    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  773    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  774    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  775    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  776    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  777    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  778    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  779    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  780    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  781    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  782    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  783    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  784    2   100     100     N/A        N/A

  785    2   100     100     N/A        N/A

  786    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  787    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  788    4            Bulls Capital Partners, LLC                                    Real Estate    WILMINGTON     DE    UNITED
                                                                                     Credit                              STATES
  789    3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  790    4            GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  791    3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                         Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  792    4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.          Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  793    3         GOLDMAN SACHS MORTGAGE COMPANY                                    Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  794    4            A/C GP (NON-POOLING), L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  795    5               ARCHON CAPITAL (NON-POOLING), L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  796    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  797    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  798    4            GS MEZZCO GP, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  799    4            GS MEZZCO GP, L.L.C. II                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  800    5               ARCHON CAPITAL HOLDING, L.P. II                             Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  801    4            GSMC SPECIALTY LLC                                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  802    3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                           Offices of     New York       NY    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  803    4            GOLDMAN SACHS MORTGAGE COMPANY                                 Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  804    3         GS-BURNSIDE LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  805    3         GSCP (DEL) INC.                                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  806    4            GOLDMAN SACHS CREDIT PARTNERS L.P.                             Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  807    5               GS LOAN PARTNERS HOLDINGS LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  808    6                  GS LOAN PARTNERS LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  809    5               GSFS INVESTMENTS IV, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  810    4            GSCP (DEL) LLC                                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  811    5               GOLDMAN SACHS CREDIT PARTNERS L.P.                          Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  812    3         GSMMDPGP, INC.                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  813    4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.          Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  814    3         LITTON CONSUMER AND CORPORATE SERVICING, LLC                      Offices of     Salt Lake      UT    UNITED
                                                                                     Other Holding  City                 STATES
                                                                                     Companies
  815    4            LITTON LOAN SERVICING LP                                       Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  816    5               LLS COMMERCIAL SERVICING INC.                               Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  817    5               PROPERTY VIII LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Real Estate                         STATES
                                                                                     Agents and
                                                                                     Brokers
  818    3         LITTON MORTGAGE SERVICING, LLC                                    Offices of     Salt Lake      UT    UNITED
                                                                                     Other Holding  City                 STATES
                                                                                     Companies
  819    4            LITTON LOAN SERVICING LP                                       Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  820    3         UFB NMTC MEMBER LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  821    3         WILLIAM STREET COMMITMENT CORPORATION                             All Other      Wilmington     DE    UNITED
                                                                                     Nondepository                       STATES
                                                                                     Credit
                                                                                     Intermediation
  822    3         WILLIAM STREET CREDIT CORPORATION                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  823    3         WILLIAM STREET EQUITY LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  824    4            WILLIAM STREET FUNDING CORPORATION                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  825    3         WILLIAM STREET LLC                                                All Other      Salt Lake      UT    UNITED
                                                                                     Nondepository  City                 STATES
                                                                                     Credit
                                                                                     Intermediation
  826    2      GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  827    3         LVB ACQUISITION HOLDING, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  828    4            LVB ACQUISITION, INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  829    5               BIOMET, INC.                                                Other          Indian         IN    UNITED
                                                                                     Financial      apolis               STATES
                                                                                     Vehicles
  830    2      GOLDMAN SACHS BMET INVESTORS, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  831    3         LVB ACQUISITION HOLDING, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  832    2      GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                             Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  833    2      GOLDMAN SACHS CANADA FINANCE CO.                                     Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
  834    2      GOLDMAN SACHS CANADA FINANCE INC.                                    Offices of     Calgary        AB    CANADA
                                                                                     Other Holding
                                                                                     Companies
  835    3         GOLDMAN SACHS CANADA FINANCE CO.                                  Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
  836    2      GOLDMAN SACHS CANADA INC.                                            Investment     Toronto        ON    CANADA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  837    3         GS GLOBAL FUNDING II, CO.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  838    4            GS GLOBAL FUNDING III, CO.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  839    5               GS GLOBAL FUNDING IV, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  840    2      GOLDMAN SACHS CAPITAL I                                              All Other      Newark         DE    UNITED
                                                                                     Nondepository                       STATES
                                                                                     Credit
                                                                                     Intermediation
  841    2      GOLDMAN SACHS CAPITAL II                                             Secondary      Newark         DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  842    2      GOLDMAN SACHS CAPITAL III                                            Secondary      Newark         DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  843    2      GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  844    3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  845    3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  846    3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  847    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  848    4            GOLDMAN SACHS 4, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  849    4            GOLDMAN SACHS 5, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  850    3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  851    4            GOLDMAN SACHS 1, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  852    4            GOLDMAN SACHS 2, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  853    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  854    4            GOLDMAN SACHS 4, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  855    4            GOLDMAN SACHS 5, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  856    2      GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  857    2      GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  858    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  859    3         Goldman Sachs Developing Markets Real Estate Cooperatief U.A.     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  860    4            DMREF ADMIN CAYMAN                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  861    4            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS          Other          Amsterdam            NETHERLANDS
                      (US) B.V.                                                      Financial
                                                                                     Vehicles
  862    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO, LLC     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  863    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  864    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD ESC     Other          Wilmington     DE    UNITED
                   FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
  865    4            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD QP   Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
  866    5               GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS       Other          George Town          CAYMAN
                         (US), L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
  867    6                  GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    Other          Amsterdam            NETHERLANDS
                            (US) COOPERATIEF U.A.                                    Financial
                                                                                     Vehicles
  868    7                     DMREF ADMIN CAYMAN                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  869    7                     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE          Other          Amsterdam            NETHERLANDS
                               PARTNERS (US) B.V.                                    Financial
                                                                                     Vehicles
  870    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          Wilmington     DE    UNITED
                   PARTNERS PMD QP FUND, L.P.                                        Financial                           STATES
                                                                                     Vehicles
  871    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PMD ESC FUND OFFSHORE, LTD.                                       Financial                           ISLANDS
                                                                                     Vehicles
  872    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PMD QP FUND OFFSHORE, LTD.                                        Financial                           ISLANDS
                                                                                     Vehicles
  873    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Amsterdam            NETHERLANDS
                PARTNERS (GERMANY) COOPERATIEF U.A.                                  Financial
                                                                                     Vehicles
  874    3         DMREF ADMIN CAYMAN                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  875    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Wilmington     DE    UNITED
                PARTNERS (GERMANY) GP, LLC                                           Financial                           STATES
                                                                                     Vehicles
  876    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PARTNERS (GERMANY), L.P.                                          Financial                           ISLANDS
                                                                                     Vehicles
  877    4            GOLDMAN SACHS DEVELOPING MARKETS REAL                          Other          Amsterdam            NETHERLANDS
                      ESTATE PARTNERS (GERMANY) COOPERATIEF U.A.                     Financial
                                                                                     Vehicles
  878    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Amsterdam            NETHERLANDS
                PARTNERS (US) COOPERATIEF U.A.                                       Financial
                                                                                     Vehicles
  879    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Wilmington     DE    UNITED
                PARTNERS (US) GP, LLC                                                Financial                           STATES
                                                                                     Vehicles
  880    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PARTNERS (US), L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
  881    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



  882    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          Amsterdam            NETHERLANDS
                   SCA COOPERATIEF U.A.                                              Financial
                                                                                     Vehicles
  883    4            DMREF ADMIN CAYMAN                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  884    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                     Other          Amsterdam            NETHERLANDS
                COOPERATIEF U.A.                                                     Financial
                                                                                     Vehicles
  885    2      GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  886    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles




  788    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
  789    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  790    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  791    3   100     100     N/A        N/A


  792    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


  793    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  794    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  795    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  796    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  797    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
  798    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  799    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  800    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  801    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  802    3   100     100     N/A        N/A


  803    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  804    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  805    3   100     100     N/A        N/A


  806    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  807    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  808    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  809    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  810    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  811    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  812    3   100     100     N/A        N/A


  813    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  814    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  815    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.



  816    5   100     100     N/A        N/A




  817    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  818    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  819    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



  820    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  821    3   100     100     N/A        N/A



  822    3   100     100     N/A        N/A


  823    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  824    4   100     100     N/A        N/A


  825    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  826    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  827    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  828    4   97      97      N/A        N/A


  829    5   100     100     N/A        N/A


  830    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  831    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  832    2   99      100     N/A        N/A



  833    2   99      100     N/A        N/A


  834    2   100     100     N/A        N/A


  835    3   1       100     N/A        N/A


  836    2   100     100     N/A        N/A



  837    3   23      100     N/A        N/A


  838    4   100     100     N/A        N/A


  839    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  840    2   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  841    2   100     100     N/A        N/A


  842    2   100     100     N/A        N/A


  843    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  844    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  845    3   100     100     N/A        N/A


  846    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  847    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  848    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  849    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  850    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  851    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  852    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  853    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  854    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  855    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  856    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  857    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  858    2   100     100     N/A        N/A


  859    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  860    4   57      99      N/A        N/A


  861    4   46      75      N/A        N/A


  862    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  863    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  864    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  865    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  866    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  867    6   69      100     N/A        N/A


  868    7   36      99      N/A        N/A


  869    7   29      75      N/A        N/A


  870    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  871    3   100     100     N/A        N/A


  872    3   100     100     N/A        N/A


  873    2   29      99      N/A        N/A


  874    3   3       99      N/A        N/A


  875    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  876    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  877    4   70      99      N/A        N/A


  878    2   30      100     N/A        N/A


  879    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  880    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  881    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-2 shares.
  882    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  883    4   2       99      N/A        N/A


  884    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  885    2   100     100     N/A        N/A


  886    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-1 shares.

  887    2      GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  888    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  889    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  890    4            BUCK HOLDINGS L.P.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  891    2      GOLDMAN SACHS DGC INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  892    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  893    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  894    2      GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  895    3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  896    3         FS INVEST SARL                                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  897    3         GS 2000-I, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  898    3         SUNGARD CAPITAL CORP.                                             Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  899    3         UES OCNS HOLDINGS                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  900    4            OCNS CAYMAN GP                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  901    5               OCNS CAYMAN, L.P.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  902    2      GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  903    2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                            Other          Wilmington     DE    UNITED
                EMPLOYEE FUNDS GP, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
  904    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
  905    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
  906    2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
  907    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
  908    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
  909    2      GOLDMAN SACHS DO BRASIL BANCO MULTIPLO, S.A.                         Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  910    3         GARDA FUNDO DE INVESTIMENTO EM DIREITOS                           Open-End       Osasco               BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA                        Investment
                                                                                     Funds
  911    3         GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS                      Securities     Sao Paulo            BRAZIL
                   E VALORES MOBILIARIOS S/A                                         Brokerage
  912    2      GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                          Open-End       St. Peter            GUERNSEY
                                                                                     Investment     Port
                                                                                     Funds
  913    2      GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE                        Other          George Town          CAYMAN
                HOLDINGS, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
  914    2      GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  915    2      GOLDMAN SACHS EDMC INVESTORS, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  916    3         EDUCATION MANAGEMENT CORPORATION                                  Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  917    2      GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND                    Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  918    2      GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND                     Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  919    2      GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  920    3         GOLDMAN SACHS EUSA INVESTORS OFFSHORE HOLDINGS, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  921    3         GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  922    2      GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                               Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  923    3         GOLDMAN SACHS FINANCIAL MARKETS, L.P.                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  924    2      GOLDMAN SACHS FINANCIAL MARKETS, L.P.                                Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  925    2      GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND                      Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  926    2      GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  927    3         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION             Commodity      Halifax        NS    CANADA
                                                                                     Contracts
                                                                                     Dealing
  928    2      GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  929    3         ARROW CORPORATE MEMBER HOLDINGS LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  930    3         CER HOLDINGS GP                                                   Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  931    4            CER HOLDINGS LP                                                Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  932    5               CER INVESTMENTS 1                                           Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  933    3         GOLDMAN SACHS (AO) L.L.C.                                         Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  934    3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  935    3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  936    4            BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  937    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  938    6                  GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED         Investment     Beijing              CHINA,
                                                                                     Banking and                         PEOPLES
                                                                                     Securities                          REPUBLIC
                                                                                     Dealing                             OF
  939    4            BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  940    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  941    4            BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  942    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  943    4            CORNWALL INVESTMENTS LIMITED                                   Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  944    4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  945    4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  946    5               AKIMOTOKO (DELAWARE) L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  947    5               AQUAMARINE (DELAWARE) L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  948    5               AQUAMARINE B.V.                                             Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  949    5               EXPRESS INVESTMENTS II PRIVATE LTD.                         Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan
  950    5               EXPRESS INVESTMENTS III PRIVATE LTD.                        Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan
  951    5               KAGAWA (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  952    5               KATSUO (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  953    5               KIRORO (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  954    5               MATSU (DELAWARE) L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  955    5               MERCER INVESTMENTS IV PRIVATE LTD.                          Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



  956    6                  RONG SHENG ASSET MANAGEMENT CO. LTD.                     Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  957    5               MERCER INVESTMENTS V PRIVATE LTD.                           Corporate,     Federal              MALAYSIA
                                                                                     Subsidiary,    Territory            (OTHER)
                                                                                     and Regional   of Labuan
                                                                                     Managing
                                                                                     Offices
  958    6                  BEIJING GOLDMAN SACHS CONSULTING CO., LTD.               Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  959    5               SHIKOTSUKO (DELAWARE) L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  960    5               TOWADAKO (DELAWARE) L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  961    4            GS ASIAN VENTURE (DELAWARE) L.L.C.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  962    5               DHONI CAYMAN GP LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  963    6                  DHONI CAYMAN LIMITED PARTNERSHIP                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  964    5               DHONI CAYMAN HOLDINGS LTD.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  965    6                  DHONI CAYMAN LIMITED PARTNERSHIP                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  966    5               GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED         Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  967    5               GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  968    5               GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.                   Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  969    5               GS HONY HOLDINGS I LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  970    5               GS HONY HOLDINGS II LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  971    5               GSPS ASIA LIMITED                                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  972    6                  ETHOS CAPITAL ONE SDN. BHD.                              Other          Kuala                MALAYSIA
                                                                                     Financial      Lumpur               (OTHER)
                                                                                     Vehicles
  973    6                  GREEN LOTUS LIMITED                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  974    6                  GSPS DAI VIET LTD.                                       Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  975    6                  NAM VIET LTD.                                            Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  976    5               TIGER STRATEGIC INVESTMENTS LTD                             Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  977    6                  JADE DRAGON (MAURITIUS) LIMITED                          Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  978    7                     GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED     Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  979    7                     GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  980    8                        JADE DRAGON VENTURE INVESTMENT LIMITED             Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  981    7                     GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED    Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  982    8                        JADE DRAGON VENTURE INVESTMENT LIMITED             Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  983    7                     ZAHEER HOLDINGS (MAURITIUS)                           Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  984    8                        ZAHEER MAURITIUS                                   Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  985    9                           SH Tech Park Developers Private Limited         Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles

  887    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  888    3   N/A     100     1          12


  889    3   1       28      N/A        N/A


  890    4   100     100     N/A        12


  891    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  892    3   N/A     100     1          12


  893    3   8       28      N/A        N/A


  894    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  895    3   5       36      N/A        N/A


  896    3   1       44      N/A        N/A


  897    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  898    3   1       99      N/A        N/A




  899    3   1       99      N/A        N/A


  900    4   61      70      N/A        N/A


  901    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  902    2   100     100     N/A        N/A


  903    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  904    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  905    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  906    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  907    3   100     100     N/A        N/A


  908    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  909    2   99      100     N/A        N/A



  910    3   100     100     N/A        N/A


  911    3   100     100     N/A        N/A

  912    2   100     100     N/A        N/A


  913    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  914    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  915    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  916    3   5       42      N/A        N/A


  917    2   100     100     N/A        N/A


  918    2   100     100     N/A        N/A


  919    2   100     100     N/A        N/A


  920    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  921    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  922    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



  923    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  924    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


  925    2   28      28      N/A        N/A


  926    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  927    3   100     100     N/A        N/A


  928    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  929    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  930    3   100     100     N/A        N/A


  931    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  932    5   100     100     N/A        N/A



  933    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  934    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  935    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  936    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  937    5   25      75      N/A        N/A



  938    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  939    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  940    5   25      75      N/A        N/A



  941    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  942    5   25      75      N/A        N/A



  943    4   100     100     N/A        N/A



  944    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  945    4   99      100     N/A        N/A


  946    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  947    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  948    5   64      100     N/A        N/A


  949    5   100     100     N/A        N/A


  950    5   100     100     N/A        N/A


  951    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  952    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  953    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  954    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  955    5   51      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  956    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  957    5   100     100     N/A        N/A




  958    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  959    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  960    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  961    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  962    5   100     100     N/A        N/A


  963    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  964    5   100     100     N/A        N/A


  965    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  966    5   100     100     N/A        N/A


  967    5   100     100     N/A        N/A


  968    5   100     100     N/A        N/A



  969    5   100     100     N/A        N/A


  970    5   100     100     N/A        N/A


  971    5   100     100     N/A        N/A


  972    6   6       6       N/A        N/A        The direct holder has Control
                                                   through other interest.

  973    6   100     100     N/A        N/A


  974    6   100     100     N/A        N/A


  975    6   100     100     N/A        N/A


  976    5   100     100     N/A        N/A


  977    6   100     100     N/A        N/A


  978    7   100     100     N/A        N/A


  979    7   100     100     N/A        N/A


  980    8   60      100     N/A        N/A



  981    7   100     100     N/A        N/A


  982    8   40      100     N/A        N/A



  983    7   98      98      N/A        N/A


  984    8   100     100     N/A        N/A


  985    9   35      35      N/A        N/A



  986    6                  MLT INVESTMENTS LTD.                                     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  987    7                     ELEVATECH LIMITED                                     Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  988    7                     GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED             Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
  989    7                     GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  990    8                        AGALIA CAPITAL LTD.                                Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
  991    6                  PANDA INVESTMENTS LTD                                    Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  992    7                     GOLDMAN SACHS STRATEGIC HOLDINGS LIMITED              Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  993    7                     GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED        Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  994    7                     GS STRATEGIC INVESTMENTS LIMITED                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  995    8                        M. PALLONJI ENTERPRISES PRIVATE LIMITED            Other          Mumbai               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  996    8                        PTC INDIA FINANCIAL SERVICES LIMITED               Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  997    9                           IND BARATH POWERGENCOM LTD                      Other          Chennai              INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  998    9                           IND-BARATH ENERGY (UTKAL) LTD.                  Other          Orissa               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  999    9                           INDIAN ENERGY EXCHANGE LIMITED                  Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1000    9                           PTC BERMACO GREEN ENERGY SYSTEMS LTD            Other          Maharashtra          INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1001    9                           RS INDIA WIND ENERGY PVT LTD                    Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1002    9                           VARAM BIO ENERGY PVT LTD                        Other          Hyderabad            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1003    5               TRIUMPH II INVESTMENTS (IRELAND) LIMITED                    Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1004    5               VANTAGE QUEST (MAURITIUS) LIMITED                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1005    5               VANTAGE STRIDE (MAURITIUS) LIMITED                          Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1006    6                  WWD RUBY LIMITED                                         Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1007    4            GSAF HOLDINGS NOMINEE I LIMITED                                Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
 1008    4            GSAF HOLDINGS NOMINEE II LIMITED                               Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
 1009    4            KIRI (DELAWARE) L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1010    4            SHIGA (DELAWARE) L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1011    3         GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                            Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1012    3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                             Other          Camana Bay           CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1013    3         GOLDMAN SACHS (CHINA) L.L.C.                                      Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1014    3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1015    4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1016    3         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1017    4            GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.             Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1018    3         GOLDMAN SACHS ARGENTINA L.L.C.                                    Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1019    3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                       Portfolio      Sao Paulo            BRAZIL
                                                                                     Management
 1020    3         GOLDMAN SACHS ASSET MANAGEMENT, L.P.                              Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
 1021    3         GOLDMAN SACHS DO BRASIL BANCO MULTIPLO, S.A.                      Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1022    3         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1023    3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                          All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1024    3         GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.                Corporate,     Col Lomas de         MEXICO
                                                                                     Subsidiary,    Chapultepec
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1025    4            GS SERVICIOS FINANCIEROS DE MEXICO,                            Securities     Mexico City          MEXICO
                      SOCIEDAD ANONIMA DE CAPITAL VARIABLE, SOCIEDAD                 Brokerage
                      FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
 1026    4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                       All Other      Mexico City          MEXICO
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1027    3         GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                        Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1028    3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1029    4            GOLDMAN SACHS (RUSSIA)                                         Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
 1030    4            GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED             Miscellaneous  London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1031    5               CMC Markets PLC                                             Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1032    6                  CMC MARKETS UK HOLDINGS LIMITED                          Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1033    7                     CMC Group Limited                                     Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1034    7                     CMC MARKETS UK PLC                                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1035    8                        CMC Markets US LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1036    7                     CMC Markets Binary Options Limited                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1037    7                     CMC Nominees Limited                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1038    7                     CMC Spreadbet Plc                                     Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1039    7                     CMC Trustees Limited                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1040    7                     Information Internet Limited                          Securities and London               UNITED
                                                                                     Commodity                           KINGDOM
                                                                                     Exchanges                           (OTHER)
 1041    6                  CMC Markets (Finance) Limited                            Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1042    6                  CMC Markets Overseas Holdings Limited                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1043    7                     CMC Markets Asia Limited                              Other          Wan Chai             HONG KONG
                                                                                     Financial
                                                                                     Vehicles
 1044    7                     CMC Markets Canada Inc                                Other          Toronto        ON    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1045    7                     CMC Markets Development (pty) Limited                 Other          Sunninghill          SOUTH
                                                                                     Financial                           AFRICA
                                                                                     Vehicles
 1046    7                     CMC Markets Digital Options GmbH                      Other          Vienna               AUSTRIA
                                                                                     Financial
                                                                                     Vehicles
 1047    7                     CMC Markets Group Australia Pty Ltd.                  Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1048    8                        CMC MARKETS ASIA PACIFIC PTY LIMITED               Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1049    9                           CMC Markets Pty Ltd                             Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1050   10                              CMC International Financial Consulting       Miscellaneous  Dong Cheng           CHINA,
                                        (Beijing) Co., Ltd                           Intermediation District             PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
 1051    8                        CMC Markets Stockbroking Limited                   Securities     Sydney               AUSTRALIA
                                                                                     Brokerage
 1052    8                        CMC Markets Stockbroking Limited Nominees          Other          Sydney               AUSTRALIA
                                  (No.2 Account) Pty Limited                         Financial
                                                                                     Vehicles
 1053    8                        CMC Markets Stockbroking                           Other          Sydney               AUSTRALIA
                                  Limited Nominees Pty Limited                       Financial
                                                                                     Vehicles
 1054    7                     CMC Markets Japan KK                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1055    7                     CMC Markets NZ Limited                                Other          Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1056    7                     CMC Markets Singapore Pte. Ltd                        Other          Singapore            SINGAPORE
                                                                                     Financial
                                                                                     Vehicles
 1057    7                     CMC Markets South Africa (pty) Limited                Other          Sunninghill          SOUTH
                                                                                     Financial                           AFRICA
                                                                                     Vehicles
 1058    4            GSLM HOLDINGS II, LLC                                          Miscellaneous  Wilmington     DE    UNITED
                                                                                     Intermediation                      STATES
 1059    5               GOLDMAN SACHS LONGEVITY MARKETS (U.K.)                      All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 1060    4            GSLM HOLDINGS, LLC                                             Miscellaneous  Wilmington     DE    UNITED
                                                                                     Intermediation                      STATES
 1061    5               GOLDMAN SACHS LONGEVITY MARKETS (U.K.)                      All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 1062    3         GOLDMAN SACHS IRELAND LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1063    4            GOLDMAN SACHS IRELAND GROUP LIMITED                            Offices of     Dublin               IRELAND
                                                                                     Other Holding
                                                                                     Companies
 1064    5               GOLDMAN SACHS IRELAND HOLDINGS LIMITED                      Offices of     Dublin               IRELAND
                                                                                     Other Holding
                                                                                     Companies
 1065    6                  GOLDMAN SACHS BANK (EUROPE) PLC                          Commercial     Dublin               IRELAND
                                                                                     Banking
 1066    3         GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                        Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1067    4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS                        Open-End       Dublin               IRELAND
                      EURO FUND, A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI            Investment
                      MANAGER FUNDS                                                  Funds
 1068    4            GOLDMAN SACHS TOTAL GTAA STRATEGY FUND (A                      Open-End       Dublin               IRELAND
                      SUBFUND OF GOLDMAN SACHS GLOBAL TACTICAL ASSET                 Investment
                      ALLOCATION FUNDS)                                              Funds
 1069    3         GOLDMAN SACHS PARIS INC. ET CIE                                   Securities     Paris                FRANCE
                                                                                     Brokerage                           (OTHER)
 1070    3         GOLDMAN SACHS SAUDI ARABIA                                        Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1071    3         GS ASIAN VENTURE (DELAWARE) L.L.C.                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1072    3         GS FINANCIAL SERVICES L.P. (DEL)                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1073    4            BEST II INVESTMENTS (DELAWARE) L.L.C.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1074    5               TRIUMPH III INVESTMENTS (IRELAND) LIMITED                   Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1075    5               TRIUMPH INVESTMENTS (IRELAND) LIMITED                       Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1076    4            BEST INVESTMENTS (DELAWARE) L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1077    4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1078    4            FILM ACQUISITION FINANCING LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1079    4            FORRES LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1080    5               FORRES INVESTMENTS LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1081    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



 1082    4            FRANKFURTER MOBILIEN LIMITED                                   Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
 1083    4            GOLDMAN SACHS ADMINISTRATION SERVICES                          Offices of     Wilmington     DE    UNITED
                      (CANADA) HOLDINGS LLC                                          Other Holding                       STATES
                                                                                     Companies
 1084    5               GOLDMAN SACHS ADMINISTRATION SERVICES                       Offices of     Wilmington     DE    UNITED
                         (CANADA) HOLDINGS LP                                        Other Holding                       STATES
                                                                                     Companies

  986    6   100     100     N/A        N/A


  987    7   100     100     N/A        N/A


  988    7   100     100     N/A        N/A


  989    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  990    8   75      75      N/A        N/A


  991    6   100     100     N/A        N/A


  992    7   100     100     N/A        N/A


  993    7   100     100     N/A        N/A


  994    7   100     100     N/A        N/A


  995    8   39      39      N/A        N/A


  996    8   33      33      N/A        N/A


  997    9   26      26      N/A        N/A


  998    9   26      26      N/A        N/A


  999    9   26      26      N/A        N/A


 1000    9   26      26      N/A        N/A


 1001    9   37      37      N/A        N/A


 1002    9   26      26      N/A        N/A


 1003    5   100     100     N/A        N/A


 1004    5   100     100     N/A        N/A


 1005    5   100     100     N/A        N/A


 1006    6   100     100     N/A        N/A


 1007    4   100     100     N/A        N/A


 1008    4   100     100     N/A        N/A


 1009    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1010    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1011    3   3       100     N/A        N/A


 1012    3   1       100     N/A        N/A


 1013    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 1014    3   7       100     N/A        N/A


 1015    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1016    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1017    4   100     100     N/A        N/A



 1018    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1019    3   1       100     N/A        N/A

 1020    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 1021    3   1       100     N/A        N/A



 1022    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1023    3   1       100     N/A        N/A




 1024    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



 1025    4   1       100     N/A        N/A


 1026    4   1       100     1          100



 1027    3   1       100     N/A        N/A


 1028    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1029    4   99      99      N/A        N/A



 1030    4   100     100     N/A        N/A



 1031    5   9       9       N/A        N/A        The direct holder has Control
                                                   through other interest.

 1032    6   100     100     N/A        N/A


 1033    7   100     100     N/A        N/A


 1034    7   100     100     N/A        N/A


 1035    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1036    7   100     100     N/A        N/A


 1037    7   100     100     N/A        N/A


 1038    7   100     100     N/A        N/A


 1039    7   100     100     N/A        N/A


 1040    7   100     100     N/A        N/A


 1041    6   100     100     N/A        N/A


 1042    6   100     100     N/A        N/A


 1043    7   100     100     N/A        N/A


 1044    7   100     100     N/A        N/A


 1045    7   100     100     N/A        N/A


 1046    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1047    7   100     100     N/A        N/A


 1048    8   100     100     N/A        N/A


 1049    9   100     100     N/A        N/A


 1050   10   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1051    8   100     100     N/A        N/A

 1052    8   100     100     N/A        N/A


 1053    8   100     100     N/A        N/A


 1054    7   100     100     N/A        N/A


 1055    7   100     100     N/A        N/A


 1056    7   100     100     N/A        N/A


 1057    7   100     100     N/A        N/A


 1058    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1059    5   1       100     N/A        N/A



 1060    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1061    5   99      100     N/A        N/A



 1062    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1063    4   100     100     N/A        N/A


 1064    5   100     100     N/A        N/A


 1065    6   100     100     N/A        N/A

 1066    3   1       100     N/A        N/A


 1067    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1068    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1069    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 1070    3   1       100     N/A        N/A


 1071    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1072    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1073    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1074    5   100     100     N/A        N/A


 1075    5   100     100     N/A        N/A


 1076    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1077    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1078    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1079    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1080    5   100     100     N/A        N/A


 1081    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Redeemable shares.
 1082    4   99      99      N/A        N/A


 1083    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1084    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 1085    4            GOLDMAN SACHS ADMINISTRATION SERVICES                          Offices of     Wilmington     DE    UNITED
                      (CANADA) HOLDINGS LP                                           Other Holding                       STATES
                                                                                     Companies
 1086    4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                      Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 1087    5               GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1088    4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1089    5               GOLDMAN SACHS GLOBAL COMMODITIES                            Offices of     Wilmington     DE    UNITED
                         (CANADA) HOLDINGS, LP                                       Other Holding                       STATES
                                                                                     Companies
 1090    4            GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1091    4            GS ASIAN VENTURE (DELAWARE) L.L.C.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1092    4            GS CAPITAL FUNDING, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1093    5               GS CAPITAL FUNDING (UK) II LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 1094    6                  GS CAPITAL FUNDING (CAYMAN) LIMITED                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1095    4            GS DIVERSIFIED FINANCE III, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1096    5               GS DIVERSIFIED HOLDINGS II LLC                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1097    4            GS DIVERSIFIED FINANCE V, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1098    4            GS DIVERSIFIED HOLDINGS II LLC                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1099    4            GS GLOBAL FUNDING II, CO.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1100    4            GS LONGPORT INVESTMENT CORPORATION                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1101    4            GS STRATEGIC INVESTMENTS JAPAN LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1102    4            GS Wind Power I, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1103    4            GSFS (CAYMAN) 2002 A LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1104    4            JLQ LLC                                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1105    5               GK SPICA                                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1106    4            JTGLQ COMPANY                                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1107    4            KEYAKIZAKA FINANCE CO., LTD.                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1108    4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1109    5               BAEKDU INVESTMENTS LIMITED                                  Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1110    4            LANSDALE INVESTMENTS LIMITED                                   Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
 1111    4            MHLQ, S. DE R.L. DE C.V.                                       Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 1112    4            Morrigan TRR Funding LLC                                       Other          WILMINGTON     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1113    4            NAEBA (DELAWARE) L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1114    4            NJLQ (IRELAND) LIMITED                                         Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1115    4            RESTAMOVE IRELAND LIMITED                                      Investment     Dublin               IRELAND
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1116    5               CSM CORPORATION                                             Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
 1117    4            RIO BRANCO ACQUISICAO E ADMINISTRACAO DE CREDITOS LTDA.        Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1118    4            SENNA INVESTMENTS (IRELAND) LIMITED                            Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1119    4            SHIMANE (DELAWARE) LLC                                         Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1120    4            SHIZUOKA (DELAWARE) L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1121    4            SINGEL COOL ONE B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1122    5               ARCHON GROUP (FRANCE)                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1123    6                  Archon Group Gestion                                     Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1124    6                  GESTION IMMOBILIERE HAUSSMANN                            Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1125    6                  WHITE GESTION SARL                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1126    4            SINGEL COOL TWO B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1127    5               ARCHON GROUP (FRANCE)                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1128    4            STRATEGIC INVESTMENT JV LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1129    4            THAI CAPITAL L.L.C.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles



 1130    4            UNI OCNS HOLDINGS                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1131    3         GS INDIA HOLDINGS L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1132    4            GOLDMAN SACHS (MAURITIUS) L.L.C.                               Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1133    5               GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED            Investment     Mumbai               INDIA
                                                                                     Banking and                         (OTHER)
                                                                                     Securities
                                                                                     Dealing
 1134    5               GOLDMAN SACHS SERVICES PRIVATE LIMITED                      All Other      Bangalore            INDIA
                                                                                     Professional,                       (OTHER)
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1135    5               TALBOT INVESTMENTS LIMITED                                  Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
 1136    4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                          Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1137    5               Goldman Sachs (India) Finance Private Limited               Secondary      Mumbai               INDIA
                                                                                     Market                              (OTHER)
                                                                                     Financing
 1138    4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED                Investment     Ebene                MAURITIUS
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1139    4            VANTAGE GROUND (MAURITIUS) LIMITED                             Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1140    3         GSEM (DEL) HOLDINGS, L.P.                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1141    4            CER HOLDINGS LP                                                Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1142    4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO                       Offices of     George Town          CAYMAN
                      CAYMAN LTD.                                                    Other Holding                       ISLANDS
                                                                                     Companies
 1143    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 1144    6                  GOLDMAN SACHS INVESTMENT PARTNERS                        Open-End       George Town          CAYMAN
                            AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                 Investment                          ISLANDS
                                                                                     Funds
 1145    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) I, LLC      Investment                          STATES
                                                                                     Funds
 1146    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) II, LLC     Investment                          STATES
                                                                                     Funds
 1147    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) III, LLC    Investment                          STATES
                                                                                     Funds
 1148    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) IV, LLC     Investment                          STATES
                                                                                     Funds
 1149    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) V, LLC      Investment                          STATES
                                                                                     Funds
 1150    6                  GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1151    7                     GOLDMAN SACHS GSIP FUND (IRELAND)                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1152    8                        GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND)        Open-End       Dublin               IRELAND
                                  LIMITED                                            Investment
                                                                                     Funds
 1153    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Luxembourg           LUXEMBOURG
                               PARTNERS HOLDINGS (LUX) OFFSHORE S.A.R.L              Investment
                                                                                     Funds
 1154    7                     GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED          Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
 1155    8                        GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED      Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
 1156    7                     SPRINGBOK SERVICES, INC.                              Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
 1157    4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1158    5               GOLDMAN SACHS SAUDI ARABIA                                  Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1159    4            GOLDMAN SACHS MIDDLE EAST INVESTMENTS LIMITED                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1160    4            GOLDMAN SACHS SAUDI ARABIA                                     Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1161    4            GS INVESTMENTS (CAYMAN) LTD.                                   Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 1162    5               SOURCE HOLDINGS LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1163    6                  Source Investment Management Limited                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1164    6                  Source UK Services Limited                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1165    4            GSEM BERMUDA HOLDINGS, L.P.                                    Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 1166    5               GS EQUITY MARKETS, L.P.                                     Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1167    3         GSEM BERMUDA HOLDINGS, L.P.                                       Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 1168    3         GSPS (DEL) L.P.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1169    4            GSPS BERMUDA CORPORATION LIMITED                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1170    3         J. ARON (CHINA) HOLDINGS L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1171    4            J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED            Commodity      Shanghai             CHINA,
                                                                                     Contracts                           PEOPLES
                                                                                     Dealing                             REPUBLIC
                                                                                                                         OF
 1172    3         LS UNIT TRUST 2009-I                                              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1173    3         MEP GS INVESTOR (GP) LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1174    4            MEP GS INVESTOR L.P.                                           Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1175    5               MERCHANT EQUITY PARTNERS, L.P.                              Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 1176    3         MLQ, L.L.C.                                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1177    4            CMLQ INVESTORS COMPANY                                         Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1178    4            ELQ HOLDINGS (DEL) LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1179    4            MEP GS INVESTOR (CAYCO) LIMITED                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1180    5               MEP GS INVESTOR L.P.                                        Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1181    4            MLQ INVESTORS, L.P.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1182    5               AQUAMARINE CAYMAN HOLDINGS LLC                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1183    5               AR HOLDINGS (DELAWARE) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 1085    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1086    4   100     100     N/A        N/A


 1087    5   100     100     N/A        N/A


 1088    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1089    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1090    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1091    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1092    4   100     100     N/A        N/A


 1093    5   100     100     N/A        N/A


 1094    6   100     100     N/A        N/A


 1095    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1096    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1097    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1098    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1099    4   76      100     N/A        N/A


 1100    4   100     100     N/A        N/A


 1101    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1102    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1103    4   100     100     N/A        N/A


 1104    4   100     100     N/A        N/A


 1105    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1106    4   100     100     N/A        N/A


 1107    4   100     100     N/A        N/A


 1108    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1109    5   100     100     N/A        N/A


 1110    4   100     100     N/A        N/A



 1111    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1112    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1113    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1114    4   100     100     N/A        N/A


 1115    4   100     100     N/A        N/A



 1116    5   74      74      N/A        N/A


 1117    4   99      100     N/A        N/A



 1118    4   100     100     N/A        N/A


 1119    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1120    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1121    4   100     100     N/A        N/A


 1122    5   99      100     N/A        N/A


 1123    6   100     100     N/A        N/A


 1124    6   100     100     N/A        N/A


 1125    6   100     100     N/A        N/A


 1126    4   100     100     N/A        N/A


 1127    5   1       100     N/A        N/A


 1128    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1129    4   40      40      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class C Shares.
 1130    4   100     100     N/A        N/A


 1131    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1132    4   100     100     N/A        N/A


 1133    5   99      100     N/A        N/A



 1134    5   98      100     99         99




 1135    5   100     100     N/A        N/A



 1136    4   100     100     N/A        N/A


 1137    5   99      100     100        100


 1138    4   100     100     N/A        N/A



 1139    4   100     100     N/A        N/A


 1140    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1141    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1142    4   100     100     N/A        N/A


 1143    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1144    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1145    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1146    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1147    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1148    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1149    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1150    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1151    7   100     100     N/A        N/A


 1152    8   100     100     N/A        N/A


 1153    7   100     100     N/A        N/A


 1154    7   100     100     N/A        N/A


 1155    8   100     100     N/A        N/A


 1156    7   100     100     N/A        N/A




 1157    4   100     100     N/A        N/A


 1158    5   99      100     N/A        N/A


 1159    4   100     100     N/A        N/A


 1160    4   1       100     N/A        N/A


 1161    4   100     100     N/A        N/A



 1162    5   40      40      N/A        N/A


 1163    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1164    6   100     100     N/A        N/A


 1165    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1166    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1167    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1168    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1169    4   100     100     N/A        N/A


 1170    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1171    4   100     100     N/A        N/A



 1172    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1173    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1174    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1175    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1176    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1177    4   1       100     N/A        N/A


 1178    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1179    4   100     100     N/A        N/A


 1180    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1181    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1182    5   100     100     N/A        N/A


 1183    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1184    6                  AR HOLDINGS GK                                           Corporate,     Tokyo                JAPAN
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1185    7                     GK ARISUGAWA FINANCE                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1186    7                     GK GOLDMAN SACHS SSG I                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1187    7                     GK JUPITER INVESTMENT II                              Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1188    7                     GK JUPITER INVESTMENT III                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1189    7                     GK KOGANE                                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1190    7                     GK NISHI-AZABU SHINYO HOSHOU                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1191    7                     GK SAKURAZAKA CAPITAL                                 Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1192    7                     GK TSUBAKI                                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1193    8                        GK TOYOSU KOUSAN                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1194    7                     JUPITER INVESTMENT CO., LTD.                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1195    8                        AZABU CAPITAL HOLDING, CO., LTD.                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1196    8                        GK BLUE SQUARE                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1197    8                        GK GEKKO                                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1198    8                        I PET CO., LTD                                     Other Direct   Tokyo                JAPAN
                                                                                     Insurance
                                                                                     (except life,
                                                                                     health, and
                                                                                     medical)
                                                                                     Carriers
 1199    9                           I PET CLUB KENKO SOKUSHIN KYOSAI JIGYO          Other Direct   Tokyo                JAPAN
                                                                                     Insurance
                                                                                     (except life,
                                                                                     health, and
                                                                                     medical)
                                                                                     Carriers
 1200    7                     SH ERF HOLDINGS                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1201    7                     YK HOLDINGS CO., LTD.                                 Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1202    6                  GK YAMAMOTO KAIUN HOLDINGS                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1203    7                     MAY FLOWER MARITIME S.A.                              Commercial     Panama City          PANAMA
                                                                                     air, rail, and
                                                                                     water
                                                                                     transportation
                                                                                     equipment
                                                                                     rental and
                                                                                     leasing
 1204    7                     YAMAMOTO KAIUN CO., LTD.                              Other          Kure-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1205    5               ARAKAWA HOLDING CAYMAN CO., LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1206    5               BLUE SKY FUND CAYMAN LTD.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1207    5               CITRINE CAYMAN CO., LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1208    5               DOTONBORI KAIHATSU CAYMAN CO., LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1209    5               ENDEAVOR CAYMAN LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1210    5               FOREST GREEN LTD.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1211    5               GK CRYSTAL INVESTMENT                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1212    5               GK KOGANE                                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1213    5               GK SAKURAZAKA CAPITAL                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1214    5               GK YAMAMOTO KAIUN HOLDINGS                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1215    5               GOLDMAN SACHS PSI JAPAN CO., LTD.                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1216    5               GOLDMAN SACHS REALTY JAPAN LTD.                             Offices of     Tokyo                JAPAN
                                                                                     Other Holding
                                                                                     Companies
 1217    6                  BLUE DAISY CO., LTD.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1218    6                  C.H. WHITE FLOWER                                        Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1219    7                     GK FRANGIPANI                                         Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1220    6                  DANDELION INVESTMENTS CO., LTD.                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1221    6                  GAC PERSONAL CO., LTD.                                   All Other      Tokyo                JAPAN
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1222    7                     HYOGO WIDE SERVICE CO., LTD.                          Other          Kobe-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1223    7                     MIDORI DATA CO., LTD.                                 Other          Kobe-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1224    7                     WAKABA HOKEN DAIKO CO., LTD.                          Insurance      Kobe-shi             JAPAN
                                                                                     Agencies and
                                                                                     Brokerages
 1225    6                  GK ARISUGAWA FINANCE                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1226    6                  GK CRYSTAL INVESTMENT                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1227    6                  GLOBE INVESTMENT CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1228    6                  GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.              Miscellaneous  Tokyo                JAPAN
                                                                                     Intermediation
 1229    7                     ROPPONGI DOMAIN LLC                                   Corporate,     George Town          CAYMAN
                                                                                     Subsidiary,                         ISLANDS
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1230    6                  LEAF GREEN CO., LTD.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1231    6                  MERCHANT CAPITAL CO., LTD.                               All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1232    6                  MERCHANT SUPPORT CO., LTD.                               All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1233    6                  MINATO HOLDINGS C.H.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1234    7                     GREEN MOUNTAIN ONE CO., LTD                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1235    6                  NEPHRITE EQUITY CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1236    6                  PALMWOOD CO., LTD.                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1237    6                  REAL ESTATE CREATION FUND CO., LTD.                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1238    6                  REC INVESTMENTS CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1239    6                  SAKURAZAKA KAIHATSU CO., LTD.                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1240    6                  WHITE OCEAN CO., LTD.                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1241    5               GREEN RIVER CO., LTD.                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1242    5               GS GFKL INVESTOR LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1243    5               GS PIA HOLDINGS GK                                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1244    6                  CRANE HOLDINGS LTD.                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1245    7                     SG INVESTMENTS KK                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1246    6                  GS TK HOLDINGS I GK                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1247    6                  GS TK HOLDINGS V GK                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1248    6                  OCEANS HOLDINGS CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1249    7                     SANYO ELECTRIC CO., LTD.                              Other          Osaka                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1250    6                  SG KIKAKU KK                                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1251    5               HEAVENLY LTD.                                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1252    6                  UNIVERSAL REALTY CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1253    5               JUPITER INVESTMENT CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1254    5               K.K. MINATO SAIKEN KAISHU                                   Corporate,     Tokyo                JAPAN
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1255    5               KAIHIN CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1256    5               KANAGAWA HOLDING CAYMAN CO., LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1257    5               KEISEN KAIHATSU CAYMAN CO., LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1258    5               KINMIRAI CAYMAN CO., LTD                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1259    5               KITANOMARU CAYMAN CO., LTD.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1260    5               KUROBE CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1261    5               LINDEN WOOD IIS LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1262    6                  CMA CO., LTD.                                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1263    5               LINDEN WOOD, LTD.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1264    5               LUIGI CAYMAN CO., LTD.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1265    5               MDL SEVEN (CAYMAN) HOLDINGS LLC                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1266    6                  MDL SEVEN (CAYMAN) LLC                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1267    5               MDL SIX (CAYMAN) HOLDINGS LLC                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1268    6                  MDL SIX (CAYMAN) LLC                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1269    5               MUSASHI CAYMAN CO., LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1270    5               MUSASHINO CAYMAN CO., LTD.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1271    5               PIA HOLDINGS CAYMAN                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1272    6                  GS PIA HOLDINGS GK                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1273    5               RUBY REALTY CAYMAN LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1274    5               SAYAMA CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1275    5               SHINING PARTNERS LTD.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1276    5               SHIOHAMA CAYMAN CO., LTD.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1277    5               SOLAR WIND LTD.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1278    5               SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1279    6                  ISEZAKI KAIHATSU CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1280    6                  SPORTS SHINKO FINANCE CO., LTD.                          All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1281    5               SP CAYMAN 2 LTD.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1282    5               TAIYO KAIHATSU CAYMAN CO., LTD.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles

 1184    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.



 1185    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1186    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1187    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1188    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1189    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1190    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1191    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1192    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1193    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1194    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1195    8   100     100     N/A        N/A


 1196    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1197    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1198    8   83      83      N/A        N/A





 1199    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.




 1200    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1201    7   100     100     N/A        N/A


 1202    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1203    7   100     100     N/A        N/A






 1204    7   100     100     N/A        N/A


 1205    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1206    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1207    5   100     100     N/A        N/A


 1208    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1209    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1210    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1211    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1212    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1213    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1214    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1215    5   100     100     N/A        N/A


 1216    5   100     100     N/A        N/A


 1217    6   100     100     N/A        N/A


 1218    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1219    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1220    6   100     100     N/A        N/A


 1221    6   100     100     N/A        N/A



 1222    7   100     100     N/A        N/A


 1223    7   100     100     N/A        N/A


 1224    7   100     100     N/A        N/A


 1225    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1226    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1227    6   100     100     N/A        N/A


 1228    6   100     100     N/A        N/A

 1229    7   100     100     N/A        N/A




 1230    6   100     100     N/A        N/A


 1231    6   100     100     N/A        N/A



 1232    6   100     100     N/A        N/A



 1233    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1234    7   100     100     N/A        N/A


 1235    6   100     100     N/A        N/A


 1236    6   100     100     N/A        N/A


 1237    6   100     100     N/A        N/A


 1238    6   100     100     N/A        N/A


 1239    6   100     100     N/A        N/A


 1240    6   100     100     N/A        N/A


 1241    5   50      50      N/A        N/A


 1242    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1243    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1244    6   100     100     N/A        N/A


 1245    7   61      61      N/A        N/A


 1246    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1247    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1248    6   100     100     N/A        N/A


 1249    7   49      49      36         36


 1250    6   100     100     N/A        N/A


 1251    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1252    6   100     100     N/A        N/A


 1253    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1254    5   100     100     N/A        N/A




 1255    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1256    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1257    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1258    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1259    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1260    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1261    5   100     100     N/A        N/A


 1262    6   100     100     N/A        N/A


 1263    5   100     100     N/A        N/A


 1264    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1265    5   100     100     N/A        N/A


 1266    6   100     100     N/A        N/A


 1267    5   100     100     N/A        N/A


 1268    6   100     100     N/A        N/A


 1269    5   100     100     N/A        N/A


 1270    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1271    5   100     100     N/A        N/A


 1272    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1273    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1274    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1275    5   100     100     N/A        N/A


 1276    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1277    5   100     100     N/A        N/A


 1278    5   100     100     N/A        N/A


 1279    6   100     100     N/A        N/A


 1280    6   100     100     N/A        N/A



 1281    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1282    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control


 1283    5               TAKAHAMA KAIHATSU CAYMAN CO., LTD.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1284    5               UMEDA KAIHATSU CAYMAN                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1285    4            MTGLQ INVESTORS, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1286    5               AMARANTH HOLDING, LLC                                       Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 1287    6                  AMARANTH LAND, LLC                                       Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 1288    5               AMC REO LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1289    5               ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1290    5               CASE G, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1291    5               CDMC HOLDING COMPANY GEN-PAR, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1292    6                  CDMC, L.P.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1293    7                     DEMAC FINANCIAL SERVICES, s.r.o.                      Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1294    5               CDMC, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1295    5               CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1296    6                  CDV-1 HOLDING COMPANY, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1297    7                     CDV-1, LTD.                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1298    8                        CRE-1 a.s.                                         Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1299    8                        JGG CAPITAL s.r.o.                                 Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1300    5               CDV-1 HOLDING COMPANY, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1301    5               CENTERLINE HOUSING PARTNERSHIP XI LP                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1302    5               CMLQ INVESTORS COMPANY                                      Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1303    5               DADELAND RETAIL LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1304    5               DECO PROPERTY, LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1305    5               ELQ INVESTORS, LTD                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1306    6                  CDV-2, LTD.                                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1307    7                     QAF ASSETS s.r.o.                                     Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1308    6                  CONRAD P4 LTD.                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1309    6                  G.S.Q SPV (1) LIMITED                                    Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1310    6                  GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD               Miscellaneous  London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1311    6                  GS EUROPEAN OPPORTUNITIES FUND B.V.                      Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1312    7                     BLOSSOM HOLDING III BV                                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1313    7                     GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1314    7                     GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1315    7                     MATTERHORN ACQUISITIONS LTD.                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1316    7                     PMF-2, LTD                                            Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1317    6                  GS EUROPEAN OPPORTUNITIES FUND II GP LTD                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1318    7                     GS EUROPEAN OPPORTUNITIES FUND II L.P.                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1319    8                        GS EUROPEAN INVESTMENT GROUP II LTD                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1320    8                        POSEIDON ACQUISITIONS LTD                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1321    9                           POSEIDON IMMOBILIEN GMBH                        Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1322    7                     KRETA ACQUISITIONS LTD                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1323    8                        KRETA IMMOBILIEN GMBH                              Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1324    7                     KYPRIS ACQUISITIONS LTD.                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1325    8                        KYPRIS IMMOBILIEN GMBH                             Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1326    7                     SANA ACQUISITIONS LTD                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1327    6                  GS EUROPEAN OPPORTUNITIES FUND II L.P.                   Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1328    6                  GS EUROPEAN OPPORTUNITIES FUND III LTD.                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1329    7                     GS EUROPEAN INVESTMENT GROUP III LTD.                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1330    6                  KILLINGHOLME POWER                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1331    6                  MB ACQUISITIONS B.V.                                     Other          Baarn                NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1332    7                     MB CAPITAL GMBH                                       Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1333    6                  MONT BLANC ACQUISITIONS LTD                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1334    7                     KILLINGHOLME POWER                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1335    6                  NEG (TPL) LIMITED                                        Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1336    6                  PERCIER FINANCE SAS                                      Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1337    6                  PMF-1, LTD                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1338    6                  SCC SEQUOIA CREDIT CONSOLIDATION LIMITED                 Other          Limassol             CYPRUS
                                                                                        Financial
                                                                                     Vehicles
 1339    7                     CROMAN INVESTMENTS LIMITED                            Other          Limassol             CYPRUS
                                                                                     Financial
                                                                                     Vehicles
 1340    7                     RINANI INVESTMENTS LIMITED                            Other          Limassol             CYPRUS
                                                                                     Financial
                                                                                     Vehicles
 1341    7                     SCC ASSETS MANAGEMENT                                 Other          Moscow               RUSSIA
                                                                                     Financial
                                                                                     Vehicles
 1342    6                  SOUTH WALES TPL INVESTMENTS LIMITED                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1343    6                  TELE SPV LIMITED                                         Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1344    6                  THO B.V.                                                 Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1345    6                  WESTERN POWER INVESTMENTS LIMITED                        Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1346    6                  YORAM LIMITED                                            Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1347    6                  YPSILON PORTFOLIO LTD                                    Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1348    5               EMBARGO, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1349    5               FAIRWAY RESOURCES GP, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1350    6                  FAIRWAY RESOURCES PARTNERS, LP                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1351    7                     FAIRWAY RESOURCES OPERATING, LLC                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1352    5               FAIRWAY RESOURCES PARTNERS, LP                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1353    5               GCN HOLDING LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1354    6                  GCN HOLDING (CANADA) ULC                                 Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1355    5               GOLDMAN SACHS LENDING PARTNERS LLC                          Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 1356    6                  DAC HOLDINGS I, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1357    7                     DAC HOLDINGS VII, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1358    8                        FARRAGUT INVESTMENTS UK 1  LLC                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1359    9                           FARRAGUT INVESTMENTS UK 2 LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1360    9                           POWER BIRD LIMITED PARTNERSHIP                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1361    7                     DAC HOLDINGS VIII, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1362    8                        POWER BIRD LIMITED PARTNERSHIP                     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1363    6                  NCS I LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1364    7                     NCS Holding Company, Inc.                             Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1365    8                        ACFI Funding Corp.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1366    8                        ACLC Funding Corp.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1367    8                        Amresco Commercial Finance, LLC                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1368    8                        Amresco SBA Holdings, Inc.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1369    9                           40 Maplecrest Road, LLC                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1370    9                           Independence Funding Holding Company, LLC       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1371    8                        CLC Funding Corp.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1372    8                        NCS Securities Holding Corp.                       Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1373    6                  PNW, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1374    6                  PRALQ, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1375    6                  REP PEB REALTY, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1376    5               GS EUROPEAN OPPORTUNITIES FUND B.V.                         Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1377    5               GS EUROPEAN OPPORTUNITIES FUND GP, LLC                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1378    6                  GS EUROPEAN OPPORTUNITIES FUND L.P.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1379    5               GS EUROPEAN OPPORTUNITIES FUND L.P.                         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1380    5               GS GUERNSEY INVESTMENTS LIMITED                             Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 1381    5               GS MACRO INVESTMENTS LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 1283    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1284    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1285    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1286    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1287    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 1288    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1289    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1290    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1291    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1292    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1293    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1294    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1295    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1296    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1297    7   100     100     100        100


 1298    8   100     100     N/A        N/A


 1299    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1300    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1301    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1302    5   99      100     N/A        N/A


 1303    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1304    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1305    5   100     100     100        100


 1306    6   100     100     N/A        N/A


 1307    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1308    6   100     100     N/A        N/A


 1309    6   100     100     N/A        N/A


 1310    6   100     100     N/A        N/A



 1311    6   75      75      N/A        N/A


 1312    7   100     100     N/A        N/A


 1313    7   100     100     N/A        N/A


 1314    7   100     100     N/A        N/A


 1315    7   100     100     N/A        N/A


 1316    7   100     100     N/A        N/A


 1317    6   100     100     N/A        N/A


 1318    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1319    8   100     100     N/A        N/A


 1320    8   100     100     N/A        N/A


 1321    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1322    7   100     100     N/A        N/A


 1323    8   100     100     N/A        N/A


 1324    7   100     100     N/A        N/A


 1325    8   100     100     N/A        N/A


 1326    7   100     100     N/A        N/A


 1327    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1328    6   100     100     N/A        N/A


 1329    7   100     100     N/A        N/A


 1330    6   99      99      100        100


 1331    6   100     100     N/A        N/A


 1332    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                    Managing Member.

 1333    6   100     100     N/A        N/A


 1334    7   1       99      N/A        N/A


 1335    6   100     100     N/A        N/A


 1336    6   90      90      N/A        N/A


 1337    6   100     100     N/A        N/A


 1338    6   45      45      N/A        N/A


 1339    7   100     100     N/A        N/A


 1340    7   100     100     N/A        N/A


 1341    7   100     100     N/A        N/A


 1342    6   100     100     N/A        N/A


 1343    6   100     100     N/A        N/A


 1344    6   100     100     N/A        N/A


 1345    6   100     100     N/A        N/A


 1346    6   100     100     N/A        N/A


 1347    6   100     100     100        100


 1348    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1349    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1350    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1351    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1352    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1353    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1354    6   100     100     N/A        N/A


 1355    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1356    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1357    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1358    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1359    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1360    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1361    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1362    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1363    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1364    7   100     100     N/A        N/A


 1365    8   100     100     N/A        N/A


 1366    8   100     100     N/A        N/A


 1367    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1368    8   100     100     N/A        N/A


 1369    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1370    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1371    8   100     100     N/A        N/A


 1372    8   100     100     N/A        N/A


 1373    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1374    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1375    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1376    5   1       75      N/A        N/A


 1377    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1378    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1379    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1380    5   99      99      N/A        N/A


 1381    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1382    6                  GS MACRO INVESTMENTS II, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1383    6                  GS MACRO INVESTMENTS III, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1384    6                  GS MACRO INVESTMENTS IV, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1385    6                  GS MACRO INVESTMENTS V, LLC                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1386    5               MLQ-MLL, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1387    5               MTGRP, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1388    5               POWER RECEIVABLE FINANCE, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1389    5               PRESIDIO, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1390    5               PRNP, LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1391    5               REMARK CAPITAL GROUP, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1392    5               REP MCR REALTY, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1393    5               RIO BRANCO ACQUISICAO E ADMINISTRACAO DE CREDITOS LTDA.     Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1394    5               RIO PARANA COMPANHIA SECURITIZADORA DE CREDITOS FINANCEIROS Other          Curitiba             BRAZIL
                                                                                     Financial
                                                                                     Vehicles
 1395    5               SCLQ, S. DE R.L. DE C.V.                                    Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 1396    5               SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL         All Other      Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
 1397    5               SPARTA INSURANCE HOLDINGS, INC.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1398    6                  SPARTA Insurance Company                                 Direct         Hartford       CT    UNITED
                                                                                     Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 1399    5               SPF ONE IL, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1400    3         ROTHESAY LIFE, L.L.C.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1401    4            ROTHESAY LIFE (CAYMAN) LIMITED                                 Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1402    5               ROTHESAY LIFE LIMITED                                       Insurance      London               UNITED
                                                                                     Agencies and                        KINGDOM
                                                                                     Brokerages                          (OTHER)
 1403    3         SPA UNIT TRUST 2009-I                                             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1404    3         SPA UNIT TRUST 2009-II                                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1405    2      GOLDMAN SACHS GLOBAL SERVICES I LIMITED                              All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1406    2      GOLDMAN SACHS GROUP HOLDINGS (U.K.)                                  Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



 1407    2      GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.                   Corporate,     Col                  MEXICO
                                                                                     Subsidiary,    Lomas de
                                                                                     and Regional   Chapultepec
                                                                                     Managing
                                                                                     Offices
 1408    2      GOLDMAN SACHS HEADQUARTERS LLC                                       Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1409    2      GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                              Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 1410    2      GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE                           Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                       Investment     Janeiro
                MULTIMERCADO                                                         Funds
 1411    3         GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL                          Open-End       Rio de               BRAZIL
                   FUNDO DE INVESTIMENTO MULTIMERCADO                                Investment     Janeiro
                                                                                     Funds
 1412    2      GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE                             Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                       Investment     Janeiro
                MULTIMERCADO                                                         Funds
 1413    3         GOLDMAN SACHS MASTER HEDGE FUNDO DE                               Open-End       Rio de               BRAZIL
                   INVESTIMENTO MULTIMERCADO                                         Investment     Janeiro
                                                                                     Funds
 1414    2      GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL                        Offices of     New York       NY    UNITED
                CORPORATION                                                          Other Holding                       STATES
                                                                                     Companies
 1415    3         GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING                     Other          New York       NY    UNITED
                   COMPANY                                                           Financial                           STATES
                                                                                     Vehicles
 1416    2      GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING                        Other          New York       NY    UNITED
                COMPANY                                                              Financial                           STATES
                                                                                     Vehicles
 1417    2      GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE                              Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM                   Investment     Janeiro
                ACOES                                                                Funds
 1418    3         GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO                       Open-End       Rio de               BRAZIL
                   DE INVESTIMENTO EM ACOES                                          Investment     Janeiro
                                                                                     Funds
 1419    2      GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1420    2      GOLDMAN SACHS INVESTMENTS LTD.                                       Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1421    3         SHIGAKOGEN (DELAWARE) L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1422    2      GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1423    3         GOLDMAN SACHS IRELAND LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1424    2      GOLDMAN SACHS ISRAEL LLC                                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1425    2      GOLDMAN SACHS IUT MANAGEMENT LIMITED                                 Portfolio      Dublin               IRELAND
                                                                                     Management
 1426    2      GOLDMAN SACHS JBWERE GROUP HOLDINGS PTY LTD                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1427    3         501 INVESTMENT COMPANY PTY LTD                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1428    4            501-2 INVESTMENT PARTNERSHIP                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1429    3         502 INVESTMENT COMPANY PTY LTD                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1430    4            501-2 INVESTMENT PARTNERSHIP                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1431    3         AXM Pty Ltd                                                       Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1432    3         CATUMNAL HOLDINGS PTY LTD                                         Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1433    3         CATUMNAL NOMINEES PTY LTD                                         Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1434    3         Chartres Trading Pty Ltd                                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1435    3         GOLDMAN SACHS JBWERE (CARRIED INTEREST) PTY LTD                   Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1436    3         GOLDMAN SACHS JBWERE AUSTRALASIAN MEZZANINE  FUND 2               Open-End       Sydney               AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1437    3         GOLDMAN SACHS JBWERE AUSTRALASIAN MEZZANINE                       Open-End       Sydney               AUSTRALIA
                   FUND 2 - ACCESS FUND                                              Investment
                                                                                     Funds
 1438    4            GOLDMAN SACHS JBWERE AUSTRALASIAN                              Open-End       Sydney               AUSTRALIA
                      MEZZANINE FUND 2                                               Investment
                                                                                     Funds
 1439    3         GOLDMAN SACHS JBWERE AUSTRALIA HOLDINGS PTY                       Offices of     Melbourne            AUSTRALIA
                   LIMITED                                                           Other Holding
                                                                                     Companies
 1440    4            GOLDMAN SACHS AUSTRALIA PTY LIMITED                            Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1441    5               GOLDMAN SACHS JBWERE AUSTRALIA NOMINEES PTY LIMITED         Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1442    3         GOLDMAN SACHS JBWERE FINANCIAL MARKETS PTY LTD                    Commodity      Melbourne            AUSTRALIA
                                                                                     Contracts
                                                                                     Dealing
 1443    3         GOLDMAN SACHS JBWERE INC.                                         Securities     New York       NY    UNITED
                                                                                     Brokerage                           STATES
 1444    3         GOLDMAN SACHS JBWERE PIA (MANAGEMENT) PTY LTD                     Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1445    3         GOLDMAN SACHS JBWERE PTY LTD                                      Securities     Melbourne            AUSTRALIA
                                                                                     Brokerage
 1446    4            AMBYNE NOMINEES PTY LTD                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1447    5               201 INVESTMENT COMPANY PTY LTD                              Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1448    6                  201-2 INVESTMENT PARTNERSHIP                             Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1449    5               202 INVESTMENT COMPANY PTY LTD                              Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1450    6                  201-2 INVESTMENT PARTNERSHIP                             Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1451    4            Darling Nominees Pty Ltd                                       Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1452    4            FREMANTLE NOMINEES PTY LTD                                     Trust,         Perth                AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1453    4            GOLDMAN SACHS JBWERE FUTURES PTY LTD                           Securities and Melbourne            AUSTRALIA
                                                                                     Commodity
                                                                                     Exchanges
 1454    4            GOLDMAN SACHS JBWERE NOMINEES PTY LTD                          Miscellaneous  Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1455    4            Hedonwick Nominees Pty Ltd                                     Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1456    4            JBW Melbourne Nominees Pty Ltd                                 Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1457    4            JBW SYDNEY NOMINEES PTY. LIMITED                               Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1458    4            Medonola Nominees Pty Ltd                                      Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1459    4            Melton Nominees Pty Ltd                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1460    4            Moreton Nominees Pty Ltd                                       Trust,         Brisbane             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1461    4            PERRODON NOMINEES PTY LTD                                      Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1462    4            TORRENS NOMINEES PTY LTD                                       Trust,         Adelaide             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1463    4            WEREFUND PROPRIETARY LIMITED                                   Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1464    5               GOLDMAN SACHS JBWERE SERVICES PTY LTD                       Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1465    6                  Goldman Sachs JBWere (UK) Limited                        Investment     London               UNITED
                                                                                     Advice                              KINGDOM
                                                                                                                         (OTHER)
 1466    4            WERESYD PTY LTD                                                Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1467    4            WINSTONOLA NOMINEES PTY LTD                                    Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1468    3         GOLDMAN SACHS JBWERE SERVICES PTY LTD                             Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1469    3         Grancill Pty Ltd                                                  Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1470    3         High Income Investments Pty Ltd                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1471    3         INVIA ENTERPRISES PTY LTD                                         Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1472    4            CATUMNAL HOLDINGS PTY LTD                                      Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1473    4            GOLDMAN SACHS JBWERE SERVICES PTY LTD                          Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1474    3         IRREWARRA INVESTMENTS PTY LTD                                     Investment     Melbourne            AUSTRALIA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1475    3         JBWERE INTERNATIONAL PTY LTD                                      Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1476    4            GOLDMAN SACHS JBWERE (NZ) HOLDINGS LIMITED                     Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)
 1477    5               GOLDMAN SACHS JBWERE MANAGEMENT (NZ) LIMITED                Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)



 1478    6                  DEVELOPMENT SECURITIES LIMITED                           Investment     Auckland             NEW
                                                                                     Banking and                         ZEALAND
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
 1479    6                  GOLDMAN SACHS JBWERE (NZ) LIMITED                        Securities     Auckland             NEW
                                                                                     Brokerage                           ZEALAND
                                                                                                                         (OTHER)
 1480    7                     EQUITY NOMINEES LIMITED                               Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities

 1382    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1383    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1384    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1385    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1386    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1387    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1388    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1389    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1390    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1391    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1392    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1393    5   1       100     N/A        N/A



 1394    5   99      100     N/A        N/A


 1395    5   99      100     N/A        N/A


 1396    5   98      100     N/A        N/A



 1397    5   25      25      N/A        N/A


 1398    6   100     100     N/A        N/A




 1399    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1400    3   24      100     N/A        N/A


 1401    4   100     100     N/A        N/A


 1402    5   100     100     N/A        N/A


 1403    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1404    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1405    2   100     100     N/A        N/A




 1406    2   1       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1407    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



 1408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1409    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1410    2   100     100     N/A        N/A


 1411    3   100     100     N/A        N/A


 1412    2   100     100     N/A        N/A


 1413    3   58      100     N/A        N/A


 1414    2   100     100     N/A        N/A


 1415    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1416    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1417    2   100     100     N/A        N/A


 1418    3   78      100     N/A        N/A


 1419    2   38      38      N/A        N/A


 1420    2   100     100     N/A        N/A


 1421    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1422    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1423    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1424    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1425    2   100     100     N/A        N/A

 1426    2   100     100     N/A        N/A


 1427    3   100     100     N/A        N/A


 1428    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1429    3   100     100     N/A        N/A


 1430    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1431    3   100     100     N/A        N/A


 1432    3   1       100     N/A        N/A



 1433    3   100     100     N/A        N/A



 1434    3   100     100     N/A        N/A


 1435    3   100     100     N/A        N/A



 1436    3   16      67      N/A        N/A


 1437    3   3       3       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1438    4   51      67      N/A        N/A


 1439    3   100     100     N/A        N/A


 1440    4   100     100     N/A        N/A


 1441    5   100     100     N/A        N/A



 1442    3   100     100     N/A        N/A


 1443    3   100     100     N/A        N/A

 1444    3   100     100     N/A        N/A

 1445    3   100     100     N/A        N/A

 1446    4   100     100     N/A        N/A



 1447    5   100     100     N/A        N/A


 1448    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1449    5   100     100     N/A        N/A


 1450    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1451    4   100     100     N/A        N/A



 1452    4   100     100     N/A        N/A



 1453    4   100     100     N/A        N/A


 1454    4   100     100     N/A        N/A



 1455    4   100     100     N/A        N/A



 1456    4   100     100     N/A        N/A



 1457    4   100     100     N/A        N/A



 1458    4   100     100     N/A        N/A



 1459    4   100     100     N/A        N/A



 1460    4   100     100     N/A        N/A



 1461    4   100     100     N/A        N/A



 1462    4   100     100     N/A        N/A



 1463    4   100     100     N/A        N/A



 1464    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class C shares.
 1465    6   100     100     N/A        N/A


 1466    4   100     100     N/A        N/A



 1467    4   100     100     N/A        N/A




 1468    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1469    3   100     100     N/A        N/A


 1470    3   100     100     N/A        N/A


 1471    3   100     100     N/A        N/A


 1472    4   99      100     N/A        N/A



 1473    4   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class B shares.
 1474    3   50      50      N/A        N/A



 1475    3   100     100     N/A        N/A


 1476    4   100     100     N/A        N/A


 1477    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class A shares.
 1478    6   100     100     N/A        N/A



 1479    6   100     100     N/A        N/A


 1480    7   100     100     N/A        N/A




 1481    6                  GOLDMAN SACHS JBWERE (NZ) MEZZANINE LIMITED              Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1482    6                  GOLDMAN SACHS JBWERE (NZ) PRIVATE EQUITY LIMITED         Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1483    7                     GOLDMAN SACHS JBWERE TRANS                            Other          Auckland             NEW
                               TASMAN PRIVATE EQUITY FUND 07 (NZ) LIMITED            Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1484    6                  GOLDMAN SACHS JBWERE ASSET MANAGEMENT (NZ) LIMITED       Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1485    6                  GOLDMAN SACHS JBWERE EQUITY FINANCE (NZ) LIMITED         Miscellaneous  Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1486    6                  GOLDMAN SACHS JBWERE SECURITIES (NZ) LIMITED             Securities     Auckland             NEW
                                                                                     Brokerage                           ZEALAND
                                                                                                                         (OTHER)
 1487    7                     WARSAND NOMINEES LIMITED                              Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities
 1488    6                  PORTFOLIO CUSTODIAN LIMITED                              Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities
 1489    5               VALCRON INVESTMENTS LIMITED                                 Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)
 1490    6                  GOLDMAN SACHS JBWERE MANAGEMENT (NZ) LIMITED             Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)



 1491    4            KIWIWARRH (NZ) LIMITED                                         Other          Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1492    4            Rothmill Investment Company Limited                            Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 1493    3         JBWERE REGISTERED TRADERS PTY LTD                                 Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1494    3         Leveraged Income Pty Ltd                                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1495    3         TAROMO PTY LTD                                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1496    4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD                           Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1497    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (A UNITS) PTY LTD          Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1498    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (B UNITS) PTY LTD          Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1499    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (GENERAL PARTNER) PTY LTD  Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1500    4            TATARA PTY LTD                                                 Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1501    3         WERENOM PROPRIETARY LIMITED                                       Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1502    4            GOLDMAN SACHS JBWERE CAPITAL MARKETS LIMITED                   Investment     Melbourne            AUSTRALIA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1503    5               GOLDMAN SACHS JBWERE INVESTMENT MANAGEMENT PTY LTD          Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1504    5               GOLDMAN SACHS JBWERE MANAGED FUNDS LIMITED                  Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1505    6                  COLLATERAL MEZZANINE FUND 05                             Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1506    6                  GOLDMAN SACHS JBWERE ASIAN EQUITIES KEYSTONE FUND        Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1507    6                  GOLDMAN SACHS JBWERE AUSTRALIA FLEX FUND                 Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1508    6                  GOLDMAN SACHS JBWERE AUSTRALIA QUANTITATIVE EQUITY FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1509    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES FUND            Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1510    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES POOLED FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1511    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES WHOLESALE FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1512    6                  GOLDMAN SACHS JBWERE AUSTRALIAN                          Open-End       Melbourne            AUSTRALIA
                            INFRASTRUCTURE WHOLESALE FUND                            Investment
                                                                                     Funds
 1513    6                  GOLDMAN SACHS JBWERE BRIC EQUITIES KEYSTONE FUND         Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1514    6                  GOLDMAN SACHS JBWERE BRIC II KEYSTONE FUND               Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1515    6                  GOLDMAN SACHS JBWERE CASH RESERVES FUND                  Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1516    6                  GOLDMAN SACHS JBWERE CASH TRUST                          Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1517    6                  GOLDMAN SACHS JBWERE COMMODITY HINDSIGHT KEYSTONE FUND   Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1518    6                  GOLDMAN SACHS JBWERE CORE PLUS                           Open-End       Melbourne            AUSTRALIA
                            AUSTRALIAN FIXED INCOME FUND                             Investment
                                                                                     Funds
 1519    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1520    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH POOLED FUND      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1521    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH WHOLESALE FUND   Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1522    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS FUND               Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1523    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS POOLED FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1524    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS WHOLESALE FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1525    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME FUND                Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1526    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME POOLED FUND         Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1527    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME WHOLESALE FUND      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1528    6                  GOLDMAN SACHS JBWERE EUROPEAN EQUITIES KEYSTONE FUND     Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1529    6                  GOLDMAN SACHS JBWERE FOOD, FEED, FUEL II KEYSTONE FUND   Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1530    6                  GOLDMAN SACHS JBWERE FOOD, FEED, FUEL KEYSTONE FUND      Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1531    6                  GOLDMAN SACHS JBWERE GLOBAL ALPHA FUND                   Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1532    6                  GOLDMAN SACHS JBWERE GLOBAL ALPHA FUND IDPS              Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1533    6                  GOLDMAN SACHS JBWERE GLOBAL                              Other          Melbourne            AUSTRALIA
                            EQUITY HINDSIGHT KEYSTONE FUND                           Financial
                                                                                     Vehicles
 1534    6                  GOLDMAN SACHS JBWERE GLOBAL FLEX FUND                    Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1535    6                  GOLDMAN SACHS JBWERE GLOBAL FLEX POOLED FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1536    6                  GOLDMAN SACHS JBWERE GLOBAL HEALTH & BIOTECH FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1537    6                  GOLDMAN SACHS JBWERE GLOBAL                              Open-End       Melbourne            AUSTRALIA
                            HEALTH & BIOTECH POOLED FUND                             Investment
                                                                                     Funds
 1538    6                  GOLDMAN SACHS JBWERE GLOBAL                              Open-End       Melbourne            AUSTRALIA
                            HEALTH & BIOTECH WHOLESALE FUND                          Investment
                                                                                     Funds
 1539    6                  GOLDMAN SACHS JBWERE GLOBAL HIGH YIELD POOLED FUND       Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1540    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL COMPANIES FUND         Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1541    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL COMPANIES POOLED FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1542    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL                        Open-End       Melbourne            AUSTRALIA
                            COMPANIES WHOLESALE FUND                                 Investment
                                                                                     Funds
 1543    6                  GOLDMAN SACHS JBWERE GLOBAL SPECTRUM FUND                Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1544    6                  GOLDMAN SACHS JBWERE HEDGED GLOBAL FLEX FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1545    6                  GOLDMAN SACHS JBWERE HEDGED INTERNATIONAL POOLED FUND    Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1546    6                  GOLDMAN SACHS JBWERE HEDGED INTERNATIONAL WHOLESALE FUND Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1547    6                  GOLDMAN SACHS JBWERE INCOME PLUS POOLED FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1548    6                  GOLDMAN SACHS JBWERE INCOME PLUS WHOLESALE FUND          Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1549    6                  GOLDMAN SACHS JBWERE INTERNATIONAL FUND                  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1550    6                  GOLDMAN SACHS JBWERE INTERNATIONAL POOLED FUND           Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1551    6                  GOLDMAN SACHS JBWERE INTERNATIONAL WHOLESALE FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1552    6                  GOLDMAN SACHS JBWERE INVESTMENT FUND                     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1553    6                  GOLDMAN SACHS JBWERE LEADERS FUND                        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1554    6                  GOLDMAN SACHS JBWERE MULTI-STRATEGY FUND                 Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1555    6                  GOLDMAN SACHS JBWERE PROPERTY SECURITIES POOLED FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1556    6                  GOLDMAN SACHS JBWERE PROPERTY SECURITIES WHOLESALE FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1557    6                  GOLDMAN SACHS JBWERE RESOURCES FUND                      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1558    6                  GOLDMAN SACHS JBWERE RESOURCES POOLED FUND               Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1559    6                  GOLDMAN SACHS JBWERE SUSTAINABILITY KEYSTONE FUND        Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1560    6                  PRIVATE EQUITY FUND 2000                                 Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1561    5               I C Nominees Pty Ltd                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1562    5               INVIA CUSTODIAN PTY LIMITED                                 Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1563    6                  Harbour Nominees Pty Ltd                                 Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1564    6                  I C Nominees Pty Ltd                                     Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1565    5               INVIA FINANCIAL SERVICES PTY LTD                            Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1566    5               JBWERE EQUITY FINANCE NOMINEES PTY LTD                      Trust,         Canberra             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1567    5               WERECAP NOMINEES PTY LTD                                    Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1568    2      GOLDMAN SACHS KMI INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1569    3         Knight Holdco LLC                                                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1570    2      GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1              Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
 1571    2      GOLDMAN SACHS LONDON PROPERTY LIMITED                                Lessors of     London               UNITED
                                                                                     nonresidential                      KINGDOM
                                                                                     buildings                           (OTHER)
                                                                                     (except mini
                                                                                     warehouses)
 1572    2      GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1573    2      GOLDMAN SACHS MANAGEMENT, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1574    3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1575    4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1576    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1577    5               GSEP 2006 REALTY CORP.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1578    3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1579    3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds

 1481    6   100     100     N/A        N/A


 1482    6   100     100     N/A        N/A


 1483    7   100     100     N/A        N/A


 1484    6   100     100     N/A        N/A


 1485    6   100     100     N/A        N/A



 1486    6   100     100     N/A        N/A


 1487    7   100     100     N/A        N/A



 1488    6   100     100     N/A        N/A



 1489    5   100     100     N/A        N/A


 1490    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class B shares.
 1491    4   100     100     N/A        N/A


 1492    4   100     100     N/A        N/A



 1493    3   100     100     N/A        N/A


 1494    3   100     100     N/A        N/A


 1495    3   100     100     N/A        N/A


 1496    4   100     100     N/A        N/A


 1497    4   100     100     N/A        N/A



 1498    4   100     100     N/A        N/A



 1499    4   100     100     N/A        N/A



 1500    4   100     100     N/A        N/A



 1501    3   100     100     N/A        N/A


 1502    4   100     100     N/A        N/A



 1503    5   100     100     N/A        N/A

 1504    5   100     100     N/A        N/A

 1505    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1506    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1507    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1508    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1509    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1510    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1511    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1512    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1513    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1514    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1515    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1516    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1517    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1518    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1519    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1520    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1521    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1522    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1523    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1524    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1525    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1526    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1527    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1528    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1529    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1530    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1531    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1532    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1533    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1534    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1535    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1536    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1537    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1538    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1539    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1540    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1541    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1542    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1543    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1544    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1545    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1546    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1547    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1548    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1549    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1550    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1551    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1552    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1553    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1554    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1555    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1556    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1557    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1558    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1559    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1560    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1561    5   50      100     N/A        N/A



 1562    5   100     100     N/A        N/A



 1563    6   100     100     N/A        N/A



 1564    6   50      100     N/A        N/A



 1565    5   100     100     N/A        N/A



 1566    5   100     100     N/A        N/A



 1567    5   100     100     N/A        N/A



 1568    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1569    3   1       25      N/A        N/A


 1570    2   90      90      N/A        N/A


 1571    2   100     100     N/A        N/A




 1572    2   99      100     N/A        N/A


 1573    2   100     100     N/A        N/A


 1574    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1575    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1576    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1577    5   100     100     N/A        N/A


 1578    3   100     100     N/A        N/A


 1579    3   100     100     N/A        N/A



 1580    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1581    3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1582    3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1583    3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1584    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1585    3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND                        Open-End       George Town          CAYMAN
                   OFFSHORE, LTD.                                                    Investment                          ISLANDS
                                                                                     Funds
 1586    3         GOLDMAN SACHS DIRECT STRATEGIES -                                 Other          George Town          CAYMAN
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.          Financial                           ISLANDS
                                                                                     Vehicles
 1587    3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND                         Other          George Town          CAYMAN
                   OFFSHORE (L HOLDINGS), LTD.                                       Financial                           ISLANDS
                                                                                     Vehicles
 1588    3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1589    4            GOLDMAN SACHS GLOBAL ALPHA FUND PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1590    3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE                          Open-End       George Town          CAYMAN
                   EMPLOYEE FUND, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1591    3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE                      Other          George Town          CAYMAN
                   FUND OFFSHORE (L HOLDINGS), LTD.                                  Financial                           ISLANDS
                                                                                     Vehicles
 1592    3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE                      Open-End       George Town          CAYMAN
                   FUND OFFSHORE, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1593    4            GOLDMAN SACHS GLOBAL ALPHA FUND PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1594    3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1595    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES                      Other          George Town          CAYMAN
                   FUND OFFSHORE SPV, LTD.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1596    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE, LTD.  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1597    3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1598    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES                          Open-End       George Town          CAYMAN
                      EMERGING MARKETS MASTER FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 1599    3         GOLDMAN SACHS FUNDAMENTAL EQUITY LONG SHORT FUND OFFSHORE, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1600    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE, LTD.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1601    4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1602    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN FUND, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1603    4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1604    3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD.        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1605    3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1606    3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1607    3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1608    3         GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1609    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1610    3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1611    3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1612    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1613    3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1614    4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1615    3         GOLDMAN SACHS GTAA FUND, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1616    3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1617    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1618    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD.        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1619    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1620    3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1621    3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1622    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1623    3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1624    3         GOLDMAN SACHS HFS STRATEGIC EMERGING MARKETS FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1625    3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN                           Open-End       Camana Bay           CAYMAN
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.                              Investment                          ISLANDS
                                                                                     Funds
 1626    3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE                        Open-End       Camana Bay           CAYMAN
                   EMPLOYEE FUND, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1627    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      OFFSHORE AGGREGATING FUND, L.P.                                Investment                          ISLANDS
                                                                                     Funds
 1628    3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1629    4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1630    4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1631    4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1632    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1633    4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.                   Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1634    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1635    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1636    4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1637    4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1638    3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1639    3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1640    3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1641    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1642    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1643    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE), LTD.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1644    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO                         Open-End       George Town          CAYMAN
                      II-A (BROADSCOPE) HOLDINGS A, LTD.                             Investment                          ISLANDS
                                                                                     Funds
 1645    5               GOLDMAN SACHS MULTI-STRATEGY                                Open-End       Wilmington     DE    UNITED
                         PORTFOLIO II-A (BROADSCOPE) HOLDINGS, LLC                   Investment                          STATES
                                                                                     Funds
 1646    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO                         Open-End       George Town          CAYMAN
                      II-A (BROADSCOPE) HOLDINGS B, LTD.                             Investment                          ISLANDS
                                                                                     Funds
 1647    5               GOLDMAN SACHS MULTI-STRATEGY                                Open-End       Wilmington     DE    UNITED
                         PORTFOLIO II-A (BROADSCOPE) HOLDINGS, LLC                   Investment                          STATES
                                                                                     Funds
 1648    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1649    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1650    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1651    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1652    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1653    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1654    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1655    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1656    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1657    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1658    3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1659    4               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1660    3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1661    3         GOLDMAN SACHS PRINCETON FUND, LTD.                                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1662    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1663    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND OFFSHORE, LTD.  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1664    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1665    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1666    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1667    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER                     Open-End       George Town          CAYMAN
                   FUND INSTITUTIONAL, LTD.                                          Investment                          ISLANDS
                                                                                     Funds
 1668    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER                     Open-End       George Town          CAYMAN
                   FUND OFFSHORE, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1669    3         GOLDMAN SACHS SELECT FUND II, LTD.                                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1670    3         GOLDMAN SACHS SELECT FUND, LTD.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1671    3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1672    3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1673    3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1674    3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1675    3         GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1676    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1677    3         GOLDMAN SACHS TOTAL RETURN FUND OFFSHORE, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1678    3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds

 1580    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1581    3   100     100     N/A        N/A


 1582    3   100     100     N/A        N/A


 1583    3   100     100     N/A        N/A


 1584    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1585    3   100     100     N/A        N/A


 1586    3   100     100     N/A        N/A


 1587    3   100     100     N/A        N/A


 1588    3   100     100     N/A        N/A


 1589    4   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1590    3   100     100     N/A        N/A


 1591    3   100     100     N/A        N/A


 1592    3   100     100     N/A        N/A


 1593    4   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1594    3   100     100     N/A        N/A


 1595    3   100     100     N/A        N/A


 1596    3   100     100     N/A        N/A


 1597    3   100     100     N/A        N/A


 1598    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1599    3   100     100     N/A        N/A


 1600    3   100     100     N/A        N/A


 1601    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1602    3   100     100     N/A        N/A


 1603    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1604    3   100     100     N/A        N/A


 1605    3   100     100     N/A        N/A


 1606    3   100     100     N/A        N/A


 1607    3   100     100     N/A        N/A


 1608    3   100     100     N/A        N/A


 1609    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1610    3   100     100     N/A        N/A


 1611    3   100     100     N/A        N/A


 1612    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1613    3   100     100     N/A        N/A


 1614    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1615    3   100     100     N/A        N/A


 1616    3   100     100     N/A        N/A


 1617    3   100     100     N/A        N/A


 1618    3   100     100     N/A        N/A


 1619    3   100     100     N/A        N/A


 1620    3   100     100     N/A        N/A


 1621    3   100     100     N/A        N/A


 1622    4   11      59      N/A        N/A


 1623    3   100     100     N/A        N/A


 1624    3   100     100     N/A        N/A


 1625    3   100     100     N/A        N/A


 1626    3   100     100     N/A        N/A


 1627    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1628    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1629    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1630    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1631    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1632    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1633    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1634    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1635    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1636    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1637    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1638    3   100     100     N/A        N/A


 1639    3   100     100     N/A        N/A


 1640    3   100     100     N/A        N/A


 1641    3   100     100     N/A        N/A


 1642    3   100     100     N/A        N/A


 1643    3   100     100     N/A        N/A


 1644    4   100     100     N/A        N/A


 1645    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1646    4   100     100     N/A        N/A


 1647    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1648    3   100     100     N/A        N/A


 1649    3   100     100     N/A        N/A


 1650    3   100     100     N/A        N/A


 1651    3   100     100     N/A        N/A


 1652    3   100     100     N/A        N/A


 1653    3   100     100     N/A        N/A


 1654    3   100     100     N/A        N/A


 1655    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1656    3   100     100     N/A        N/A


 1657    3   100     100     N/A        N/A


 1658    3   100     100     N/A        N/A


 1659    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1660    3   100     100     N/A        N/A


 1661    3   100     100     N/A        N/A


 1662    4   17      59      N/A        N/A


 1663    3   100     100     N/A        N/A


 1664    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1665    3   100     100     N/A        N/A


 1666    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1667    3   100     100     N/A        N/A


 1668    3   100     100     N/A        N/A


 1669    3   100     100     N/A        N/A


 1670    3   100     100     N/A        N/A


 1671    3   100     100     N/A        N/A


 1672    3   100     100     N/A        N/A


 1673    3   100     100     N/A        N/A


 1674    3   100     100     N/A        N/A


 1675    3   100     100     N/A        N/A


 1676    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1677    3   100     100     N/A        N/A


 1678    3   100     100     N/A        N/A



 1679    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1680    3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LTD     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1681    3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1682    3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1683    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1684    3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1685    3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC                         Open-End       George Town          CAYMAN
                   2007 SEGREGATED PORTFOLIO                                         Investment                          ISLANDS
                                                                                     Funds
 1686    3         GS DEWORDE PORTFOLIO SPC LLC                                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1687    3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1688    3         Goldman Sachs Sherwood Fund, Ltd.                                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1689    3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1690    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1691    3         LIBERTY HARBOR OFFSHORE I, LTD.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1692    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1693    2      GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1694    2      GOLDMAN SACHS OVERSEAS FINANCE, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1695    2      GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP, L.L.C.   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1696    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1697    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND, L.P.     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1698    2      GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1699    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1700    3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1701    3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1702    4            GS CAPITAL PARTNERS III OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1703    3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1704    3         GS VINTAGE FUND OFFSHORE, L.P.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1705    3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1706    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1707    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND                       Other          George Town          CAYMAN
                   II OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 1708    3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                            Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1709    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE HOLDINGS, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 1710    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1711    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1712    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE HOLDINGS, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1713    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1714    3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE                        Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 1715    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1716    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1717    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 1718    3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1719    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1720    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1721    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 1722    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                           Financial                           ISLANDS
                                                                                     Vehicles
 1723    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1724    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 1725    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1726    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1727    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 1728    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1729    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1730    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 1731    3         Goldman Sachs Private Equity Partners Asia                        Other          George Town          CAYMAN
                   PMD QP Fund Offshore, Ltd.                                        Financial                           ISLANDS
                                                                                     Vehicles
 1732    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE                    Other          Wilmington     DE    UNITED
                FUND GP, L.L.C.                                                      Financial                           STATES
                                                                                     Vehicles
 1733    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1734    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1735    5               YANKEES ENTERTAINMENT AND SPORTS                            Other          Dover          DE    UNITED
                         NETWORK, LLC                                                Financial                           STATES
                                                                                     Vehicles
 1736    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD                      Other          George Town          CAYMAN
                   QP FUND OFFSHORE, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 1737    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P.        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1738    2      GOLDMAN SACHS PROPERTY MANAGEMENT                                    Nonresidential London               UNITED
                                                                                     property                            KINGDOM
                                                                                     managers                            (OTHER)
 1739    2      GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1740    3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1741    2      GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1742    3         LHI GOLDMAN SACHS REAL ESTATE PARTNERS                            Other          London               UNITED
                   PARALLEL FUND GMBH & CO. KG                                       Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1743    2      GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1744    3         GOLDMAN SACHS REAL ESTATE PARTNERS                                Other          Wilmington     DE    UNITED
                   INSTITUTIONAL, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1745    4            GOLDMAN SACHS REAL ESTATE OPERATOR                             Other          Wilmington     DE    UNITED
                      INTEREST HOLDINGS, L.L.C.                                      Financial                           STATES
                                                                                     Vehicles
 1746    3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1747    3         LHI GOLDMAN SACHS REAL ESTATE PARTNERS                            Other          London               UNITED
                   PARALLEL FUND GMBH & CO. KG                                       Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1748    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          George Town          CAYMAN
                (CAYMAN) LIMITED PARTNERSHIP                                         Financial                           ISLANDS
                                                                                     Vehicles
 1749    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          Wilmington     DE    UNITED
                (TREATY) LIMITED PARTNERSHIP                                         Financial                           STATES
                                                                                     Vehicles
 1750    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          Wilmington     DE    UNITED
                (U.S.) LIMITED PARTNERSHIP                                           Financial                           STATES
                                                                                     Vehicles
 1751    3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1752    3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1753    4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1754    3         GSREMP FINANCE ONSHORE GP, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1755    4            GSREMP FINANCE ONSHORE, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1756    3         GSREMP FINANCE ONSHORE, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1757    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          Wilmington     DE    UNITED
                FUNDS G.P., L.L.C.                                                   Financial                           STATES
                                                                                     Vehicles
 1758    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 1759    4            GOLDMAN SACHS REAL ESTATE MEZZANINE                            Other          Wilmington     DE    UNITED
                      PARTNERS (U.S.) LIMITED PARTNERSHIP                            Financial                           STATES
                                                                                     Vehicles
 1760    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          George Town          CAYMAN
                   Employee Holdings, LP                                             Financial                           ISLANDS
                                                                                     Vehicles
 1761    4            GOLDMAN SACHS REAL ESTATE MEZZANINE                            Other          George Town          CAYMAN
                      PARTNERS (CAYMAN) LIMITED PARTNERSHIP                          Financial                           ISLANDS
                                                                                     Vehicles
 1762    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          Wilmington     DE    UNITED
                   Override Fund 2008, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 1763    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          George Town          CAYMAN
                   Override Offshore Fund 2008, LTD.                                 Financial                           ISLANDS
                                                                                     Vehicles
 1764    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          George Town          CAYMAN
                QP FUND OFFSHORE, LTD.                                               Financial                           ISLANDS
                                                                                     Vehicles
 1765    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          Wilmington     DE    UNITED
                QP FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 1766    2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS                    Other          Wilmington     DE    UNITED
                GP, L.L.C.                                                           Financial                           STATES
                                                                                     Vehicles
 1767    3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1768    4            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1769    3         GOLDMAN SACHS REAL ESTATE PARTNERS REA FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1770    4            GOLDMAN SACHS REAL ESTATE PARTNERS                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 1771    4            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1772    4            LHI GOLDMAN SACHS REAL ESTATE PARTNERS                         Other          London               UNITED
                      PARALLEL FUND GMBH & CO. KG                                    Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1773    2      GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1774    2      GOLDMAN SACHS REAL ESTATE PARTNERS REA FUND, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1775    2      GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1776    2      GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM                    Open-End       Rio de               BRAZIL
                COTAS DE FUNDO DE INVESTIMENTO                                       Investment     Janeiro
                                                                                     Funds
 1777    3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE                          Open-End       Rio de               BRAZIL
                   INVESTIMENTO                                                      Investment     Janeiro
                                                                                     Funds

 1679    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1680    3   100     100     N/A        N/A


 1681    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1682    3   100     100     N/A        N/A


 1683    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1684    3   100     100     N/A        N/A


 1685    3   100     100     N/A        N/A


 1686    3   100     100     N/A        N/A


 1687    3   100     100     N/A        N/A


 1688    3   100     100     N/A        N/A


 1689    3   100     100     N/A        N/A


 1690    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1691    3   100     100     N/A        N/A


 1692    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1693    2   100     100     N/A        N/A


 1694    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1695    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1697    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1698    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1699    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1700    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1701    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1702    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1703    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1704    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1705    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1706    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1707    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1708    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1709    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1710    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1711    5   1       42      N/A        N/A


 1712    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1713    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1714    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1715    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1716    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1717    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1718    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1719    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1720    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1721    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1722    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1723    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1724    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1725    3   100     100     N/A        N/A


 1726    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1727    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1728    3   1       1       N/A        N/A        The direct holder has control
                                                   through other interest.

 1729    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1730    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1731    3   1       1       N/A        N/A        The direct holder has control
                                                   through other interest.

 1732    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1733    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1734    4   1       30      N/A        N/A


 1735    5   100     100     N/A        N/A


 1736    3   100     100     N/A        N/A


 1737    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1738    2   99      100     N/A        N/A


 1739    2   100     100     N/A        N/A


 1740    3   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1741    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1742    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1743    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1744    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1745    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1746    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1747    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1748    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1749    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1750    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1751    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1752    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1753    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1754    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1755    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1756    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1757    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1758    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1759    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1760    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1761    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1762    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1763    3   100     100     N/A        N/A


 1764    2   100     100     N/A        N/A


 1765    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1766    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1767    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1768    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1770    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1771    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1772    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1773    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1774    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1775    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1776    2   100     100     N/A        N/A


 1777    3   90      100     N/A        N/A



 1778    2      GOLDMAN SACHS REPRESENTACOES LTDA.                                   Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1779    2      GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1780    2      GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1781    2      GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1782    2      GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1783    2      GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1784    2      GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1785    2      GOLDMAN SACHS RISK ADVISORS, L.P.                                    All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 1786    3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                           All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 1787    3         ARROW CAPITAL RISK SERVICES LIMITED                               All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 1788    2      GOLDMAN SACHS RISK BROKERS, INC.                                     Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 1789    2      GOLDMAN SACHS RISK SERVICES L.L.C.                                   Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 1790    2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1791    2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1792    3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1793    2      GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1794    2      GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1795    3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1796    4            TEXAS ENERGY FUTURE HOLDINGS LIMITED                           Other          Wilmington     DE    UNITED
                      PARTNERSHIP                                                    Financial                           STATES
                                                                                     Vehicles
 1797    3         TEXAS ENERGY FUTURE HOLDINGS LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Financial                           STATES
                                                                                     Vehicles
 1798    2      GOLDMAN SACHS TXU INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1799    3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1800    3         TEXAS ENERGY FUTURE HOLDINGS LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Financial                           STATES
                                                                                     Vehicles
 1801    2      GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA                            Open-End       George Town          CAYMAN
                TRANSPORT FUND, LTD.                                                 Investment                          ISLANDS
                                                                                     Funds
 1802    3         GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1803    2      GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS  FUND                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1804    2      GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1805    3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND                           Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 1806    3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1807    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1808    2      GOLDMAN SACHS VOL-HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1809    3         VOLBROKER.COM LIMITED                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1810    4            TFS-ICAP Limited                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1811    4            TFS-ICAP, LLC                                                  Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1812    2      GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1813    3         GOLDMAN SACHS YES INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1814    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1815    2      GOLDMAN SACHS YES INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1816    2      GOLDMAN, SACHS & CO.                                                 Investment     New York       NY    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1817    3         APX, INC.                                                         Other          San Jose       CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1818    3         ATLANTIC CAPITAL BANCSHARES, INC.                                 Commercial     Atlanta        GA    UNITED
                                                                                     Banking                             STATES
 1819    3         AVENUE FINANCIAL HOLDINGS, INC.                                   Commercial     Nashville      TN    UNITED
                                                                                     Banking                             STATES
 1820    3         BAMM HOLLOW, LLC                                                  Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1821    3         BLUEPAY PROCESSING, LLC                                           Other          Chicago        IL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1822    3         BluePay, Inc.                                                     Other          Chicago        IL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1823    3         CHILTERN TRUST                                                    Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 1824    3         DDSV, L.L.C.                                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1825    3         DERIVIX CORP.                                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1826    3         DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.                      Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 1827    3         DORAL HOLDINGS, L.P.                                              Commercial     New York       NY    UNITED
                                                                                     Banking                             STATES
 1828    3         FLURET TRUST                                                      Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 1829    3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1830    3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1831    3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1832    4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1833    3         GOLDMAN SACHS PARENTIS LIMITED                                    Corporate,     George Town          CAYMAN
                                                                                     Subsidiary,                         ISLANDS
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1834    4            GOLDMAN SACHS SERVICES LIMITED                                 Accounting,    Tortola              BRITISH
                                                                                     Tax                                 VIRGIN
                                                                                     Preparation,                        ISLANDS
                                                                                     Bookkeeping
                                                                                     and Payroll
                                                                                     Services
 1835    3         GOLDMAN SACHS PARIS INC. ET CIE                                   Securities     Paris                FRANCE
                                                                                     Brokerage                           (OTHER)
 1836    3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1837    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND GP, L.L.C.                                          Financial                           STATES
                                                                                     Vehicles
 1838    3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1839    4            GS CAPITAL PARTNERS V EMPLOYEE FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 1840    5               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1841    6                  GS CAPITAL PARTNERS V FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1842    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1843    8                        Nybrojarl New1 AB                                  Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1844    9                           AHLSELL AB (PUBL)                               Other          Mumbai               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1845   10                              Nybrojarl New3 AB                            Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1846   11                                 NYBROJARL HOLDING AB                      Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1847   12                                    NYBROJARL INVEST AB                    Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1848   13                                                                           Other          Stockholm            SWEDEN
                                                 Ahlsell Group AB                    Financial
                                                                                     Vehicles
 1849    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1850    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1851    8                        PRYSMIAN (LUX) S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1852    9                           PRYSMIAN (LUX) II S.A R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1853   10                              PRYSMIAN S.P.A.                              Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1854    7                     EDAM HOLDING S.A R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1855    8                        EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1856    9                           EDAM ACQUISITION HOLDING II B.V.                Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1857   10                              EDAM ACQUISITION HOLDING III B.V.            Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1858   11                                 EDAM ACQUISITION HOLDING IV B.V.          Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1859   12                                    ENDEMOL B.V.                           Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1860    7                     EDUCATION MANAGEMENT CORPORATION                      Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1861    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1862    7                     GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1863    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1864    8                        OCNS CAYMAN GP                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1865    7                     GS DEJAKOO II, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1866    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1867    9                           HANA FINANCIAL GROUP INC.                       Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
 1868    7                     GS PRYSMIAN CO-INVEST LP                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1869    8                        ATHENA PIKCO LUX S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1870    7                     GSCP V CEBRIDGE HOLDINGS CORP.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1871    8                        GSCP V CEBRIDGE HOLDINGS, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1872    9                           CEQUEL COMMUNICATIONS HOLDINGS, LLC             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1873    7                     GSCP V CEBRIDGE HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1874    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1875    8                        GSCP V EDMC HOLDINGS, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1876    9                           EDUCATION MANAGEMENT CORPORATION                Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 1778    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1779    2   61      61      N/A        N/A


 1780    2   60      60      N/A        N/A


 1781    2   50      50      N/A        N/A


 1782    2   33      33      N/A        N/A


 1783    2   51      51      N/A        N/A


 1784    2   74      74      N/A        N/A


 1785    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1786    3   99      100     N/A        N/A



 1787    3   100     100     N/A        N/A



 1788    2   100     100     N/A        N/A


 1789    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1790    2   100     100     N/A        N/A


 1791    2   100     100     N/A        N/A


 1792    3   100     100     N/A        N/A


 1793    2   100     100     N/A        N/A


 1794    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1795    3   N/A     2       1          24


 1796    4   100     100     N/A        11


 1797    3   N/A     100     1          11


 1798    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1799    3   N/A     2       1          24


 1800    3   N/A     100     1          11


 1801    2   100     100     N/A        N/A


 1802    3   100     100     N/A        N/A


 1803    2   100     100     N/A        N/A


 1804    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1805    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1806    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1807    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1808    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1809    3   21      21      N/A        N/A        The direct holder has Control
                                                   through other interest.

 1810    4   100     100     N/A        N/A


 1811    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1812    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1813    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1814    4   1       30      N/A        N/A


 1815    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1816    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1817    3   60      60      N/A        N/A


 1818    3   9       9       N/A        N/A

 1819    3   9       9       N/A        N/A

 1820    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1821    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1822    3   100     100     N/A        N/A


 1823    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 1824    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1825    3   42      42      N/A        N/A


 1826    3   10      100     N/A        N/A



 1827    3   6       6       N/A        N/A

 1828    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

 1829    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1830    3   15      100     N/A        N/A


 1831    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1832    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1833    3   100     100     N/A        N/A




 1834    4   100     100     N/A        N/A





 1835    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 1836    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1837    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1838    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1839    4   100     100     N/A        N/A


 1840    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1841    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1842    7   51      99      N/A        N/A


 1843    8   100     100     N/A        N/A


 1844    9   100     100     N/A        N/A


 1845   10   100     100     N/A        N/A


 1846   11   100     100     N/A        N/A


 1847   12   100     100     N/A        N/A


 1848   13   100     100     N/A        N/A


 1849    7   10      20      N/A        N/A


 1850    7   48      100     N/A        N/A


 1851    8   100     100     N/A        N/A


 1852    9   100     100     N/A        N/A


 1853   10   30      31      N/A        N/A


 1854    7   100     100     N/A        N/A


 1855    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1856    9   100     100     N/A        N/A


 1857   10   100     100     N/A        N/A


 1858   11   100     100     N/A        N/A


 1859   12   100     100     N/A        N/A


 1860    7   16      42      N/A        N/A


 1861    7   12      44      N/A        N/A


 1862    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1863    7   53      100     N/A        N/A


 1864    8   4       70      N/A        N/A


 1865    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1866    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1867    9   7       10      N/A        N/A



 1868    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1869    8   8       100     N/A        N/A


 1870    7   100     100     N/A        N/A


 1871    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1872    9   3       36      N/A        N/A


 1873    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1874    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1875    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1876    9   1       42      N/A        N/A



 1877    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1878    7                     HAR JPN CAYMAN HOLDINGS                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1879    8                        OCNS CAYMAN GP                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1880    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1881    7                     OCNS CAYMAN, L.P.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1882    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1883    7                     UES OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1884    6                  GSCP V ADVISORS, L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1885    7                     GS CAPITAL PARTNERS V FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1886    7                     GS PRYSMIAN CO-INVEST GP LIMITED                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1887    8                        GS PRYSMIAN CO-INVEST LP                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1888    6                  SEVRES II S.A.R.L.                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1889    6                  SUNGARD CAPITAL CORP.                                    Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1890    6                  SUPERLIFT HOLDING S.A R.L.                               Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1891    7                     KION HOLDING 1 GMBH                                   Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1892    8                        KION HOLDING 2 GMBH                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1893    9                           KION Group GmbH                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1894    4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1895    4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1896    5               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1897    4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1898    5               GS CAPITAL PARTNERS V PCP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1899    6                  GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1900    6                  GS CAPITAL PARTNERS V GMBH & CO. KG                      Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1901    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1902    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1903    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1904    7                     DEJAKOO CAYMAN I CORP.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1905    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1906    7                     EDUCATION MANAGEMENT CORPORATION                      Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1907    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1908    7                     GOLDMAN SACHS CAPITAL                                 Other          George Town          CAYMAN
                               PARTNERS V-II FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 1909    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1910    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1911    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1912    7                     GSCP V GERMANY CEBRIDGE                               Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1913    8                        GSCP V GERMANY CEBRIDGE                            Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1914    9                           CEQUEL COMMUNICATIONS                           Other          Wilmington     DE    UNITED
                                     HOLDINGS, LLC                                   Financial                           STATES
                                                                                     Vehicles
 1915    7                     GSCP V GERMANY KNIGHT                                 Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1916    8                        GSCP V GERMANY KNIGHT                              Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1917    9                           Knight Holdco LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1918    7                     GSCP V GMBH KNIGHT HOLDINGS                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1919    8                        GSCP V GERMANY KNIGHT                              Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1920    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1921    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1922    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1923    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1924    7                     UES OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1925    6                  GS CAPITAL PARTNERS V                                    Other          Wilmington     DE    UNITED
                            INSTITUTIONAL, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 1926    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1927    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1928    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1929    7                     DEJAKOO CAYMAN CORP.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1930    8                        HANA FINANCIAL GROUP INC.                          Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
 1931    7                     EDUCATION MANAGEMENT                                  Other          Pittsburgh     PA    UNITED
                               CORPORATION                                           Financial                           STATES
                                                                                     Vehicles
 1932    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1933    7                     GOLDMAN SACHS CAPITAL                                 Other          George Town          CAYMAN
                               PARTNERS V-II FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 1934    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1935    7                     GS DEJAKOO I, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1936    8                        DEJAKOO CAYMAN CORP.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1937    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1938    7                     GS DEJAKOO, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1939    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1940    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1941    7                     GSCP V INSTITUTIONAL CEBRIDGE                         Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1942    8                        GSCP V INSTITUTIONAL                               Other          Wilmington     DE    UNITED
                                  CEBRIDGE HOLDINGS, L.P.                            Financial                           STATES
                                                                                     Vehicles
 1943    9                           CEQUEL COMMUNICATIONS                           Other          Wilmington     DE    UNITED
                                     HOLDINGS, LLC                                   Financial                           STATES
                                                                                     Vehicles
 1944    7                     GSCP V INSTITUTIONAL CEBRIDGE                         Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 1945    7                     HAR JPN CAYMAN HOLDINGS                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1946    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1947    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1948    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1949    6                  GS CAPITAL PARTNERS V OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1950    7                     GS CAPITAL PARTNERS V                                 Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 1951    8                        ALCHEMY HOLDING S.A.R.L.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1952    8                        ARAMARK HOLDINGS                                   Other          Wilmington     DE    UNITED
                                  CORPORATION                                        Financial                           STATES
                                                                                     Vehicles
 1953    8                        ATHENA PIKCO LUX S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1954    8                        EDUCATION MANAGEMENT                               Other          Pittsburgh     PA    UNITED
                                  CORPORATION                                        Financial                           STATES
                                                                                     Vehicles
 1955    8                        FS INVEST SARL                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1956    8                        GOLDMAN SACHS CAPITAL                              Other          George Town          CAYMAN
                                  PARTNERS V-II FUND, L.P.                           Financial                           ISLANDS
                                                                                     Vehicles
 1957    8                        GRE OCNS HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1958    8                        GS DEJAKOO II, LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1959    8                        GSCP V EDMC GP, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1960    8                        GSCP V EDMC HOLDINGS, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1961    8                        GSCP V OFFSHORE CEBRIDGE                           Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 1962    9                           GSCP V OFFSHORE                                 Other          Wilmington     DE    UNITED
                                     CEBRIDGE HOLDINGS, L.P.                         Financial                           STATES
                                                                                     Vehicles
 1963   10                              CEQUEL COMMUNICATIONS HOLDINGS, LLC          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1964    8                        GSCP V OFFSHORE CEBRIDGE                           Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1965    8                        GSCP V OFFSHORE KNIGHT                             Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 1966    9                           GSCP V OFFSHORE                                 Other          Wilmington     DE    UNITED
                                     KNIGHT HOLDINGS, L.P.                           Financial                           STATES
                                                                                     Vehicles
 1967   10                              Knight Holdco LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1968    8                        GSCP V OFFSHORE KNIGHT                             Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1969    8                        HAR JPN CAYMAN HOLDINGS                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1970    8                        PVF HOLDINGS LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1971    8                        UES OCNS HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1972    7                     GSCP V OFFSHORE ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1973    8                        GS CAPITAL PARTNERS V                              Other          George Town          CAYMAN
                                  OFFSHORE FUND, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 1974    8                        GS PRYSMIAN CO-INVEST GP                           Other          George Town          CAYMAN
                                  LIMITED                                            Financial                           ISLANDS
                                                                                     Vehicles
 1975    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)

 1877    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1878    7   52      100     N/A        N/A


 1879    8   4       70      N/A        N/A


 1880    7   3       25      N/A        N/A


 1881    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1882    7   17      63      N/A        N/A


 1883    7   63      99      N/A        N/A


 1884    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1885    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1886    7   25      100     N/A        N/A


 1887    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1888    6   8       73      8          73


 1889    6   6       99      N/A        N/A




 1890    6   5       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
 1891    7   100     100     N/A        N/A


 1892    8   100     100     N/A        N/A


 1893    9   100     100     N/A        N/A


 1894    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1895    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1896    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1897    4   100     100     N/A        N/A


 1898    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1899    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1900    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1901    7   1       99      N/A        N/A


 1902    7   1       20      N/A        N/A


 1903    7   2       100     N/A        N/A


 1904    7   100     100     N/A        N/A


 1905    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1906    7   1       42      N/A        N/A


 1907    7   1       44      N/A        N/A


 1908    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1909    7   2       100     N/A        N/A


 1910    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1911    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1912    7   100     100     N/A        N/A


 1913    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1914    9   2       36      N/A        N/A


 1915    7   100     100     N/A        N/A


 1916    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1917    9   1       25      N/A        N/A


 1918    7   100     100     N/A        N/A


 1919    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1920    7   1       63      N/A        N/A


 1921    7   1       73      1          73


 1922    7   1       99      N/A        N/A




 1923    7   1       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred B shares.
 1924    7   2       99      N/A        N/A


 1925    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1926    7   17      99      N/A        N/A


 1927    7   3       20      N/A        N/A


 1928    7   16      100     N/A        N/A


 1929    7   98      100     N/A        N/A


 1930    8   1       10      N/A        N/A



 1931    7   5       42      N/A        N/A


 1932    7   4       44      N/A        N/A


 1933    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1934    7   18      100     N/A        N/A


 1935    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1936    8   1       100     N/A        N/A


 1937    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1938    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1939    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1940    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1941    7   100     100     N/A        N/A


 1942    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1943    9   7       36      N/A        N/A


 1944    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1945    7   18      100     N/A        N/A


 1946    7   3       25      N/A        N/A


 1947    7   6       63      N/A        N/A


 1948    7   9       99      N/A        N/A




 1949    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1950    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1951    8   26      99      N/A        N/A


 1952    8   5       20      N/A        N/A


 1953    8   24      100     N/A        N/A


 1954    8   8       42      N/A        N/A


 1955    8   6       44      N/A        N/A


 1956    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1957    8   27      100     N/A        N/A


 1958    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1959    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1960    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1961    8   100     100     N/A        N/A


 1962    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1963   10   1       36      N/A        N/A


 1964    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1965    8   100     100     N/A        N/A


 1966    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1967   10   4       25      N/A        N/A


 1968    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1969    8   27      100     N/A        N/A


 1970    8   9       63      N/A        N/A


 1971    8   32      99      N/A        N/A


 1972    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1973    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1974    8   25      100     N/A        N/A


 1975    7   17      73      17         73



 1976    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1977    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1978    6                  GS CAPITAL PARTNERS V, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1979    7                     GS CAPITAL PARTNERS V FUND,                           Other          Wilmington     DE    UNITED
                               L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 1980    7                     GSCP V ADVISORS, L.L.C.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1981    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1982    6                  GSCP V AIV, L.P.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1983    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1984    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1985    6                  GSCP V INSTITUTIONAL AIV, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1986    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1987    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1988    4            GS CAPITAL PARTNERS V PCP FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1989    4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1990    5               GS CAPITAL PARTNERS V PIA FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1991    6                  GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1992    6                  GS CAPITAL PARTNERS V GMBH & CO. KG                      Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1993    6                  GS CAPITAL PARTNERS V                                    Other          Wilmington     DE    UNITED
                            INSTITUTIONAL, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 1994    6                  GS CAPITAL PARTNERS V OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1995    6                  GS CAPITAL PARTNERS V, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1996    6                  GSCP V AIV, L.P.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1997    6                  GSCP V INSTITUTIONAL AIV, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1998    4            GSCP V OVERRIDE OFFSHORE, LTD                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1999    4            GSCP V OVERRIDE, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2000    3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2001    4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2002    5               GS CAPITAL PARTNERS V PCP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2003    4            GS CAPITAL PARTNERS V PIA FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2004    4            GS CAPITAL PARTNERS VI EMPLOYEE FUND                           Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2005    4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2006    5               GS CAPITAL PARTNERS VI EMPLOYEE                             Other          George Town          CAYMAN
                         MASTER FUND, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2007    6                  GS CAPITAL PARTNERS VI FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2008    7                     BUCK HOLDINGS L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2009    7                     BUCK HOLDINGS, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2010    7                     COMPASS DELAWARE HOLDINGS I CORP.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2011    7                     COMPASS INVESTORS INC.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2012    8                        COMPASS ACQUISITION                                Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 2013    9                           USI HOLDINGS                                    Insurance      Wilmington     DE    UNITED
                                     CORPORATION                                     Agencies and                        STATES
                                                                                     Brokerages
 2014   10                              USI Insurance                                Other          Wilmington     DE    UNITED
                                        Services LLC                                 Financial                           STATES
                                                                                     Vehicles
 2015   11                                 AMERICAN INSURANCE                        Other          Cleveland      OH    UNITED
                                           ADMINISTRATORS, INC.                      Financial                           STATES
                                                                                     Vehicles
 2016   11                                 ANCO CORPORATION                          Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2017   12                                    ANCO INSURANCE SERVICES                Other          Dallas         TX    UNITED
                                              OF HOUSTON, INC.                       Financial                           STATES
                                                                                     Vehicles
 2018   12                                                                           Other          Los Angeles    CA    UNITED
                                              INTER/NATIONAL RENTAL                  Financial                           STATES
                                              INSURANCE SERVICES, INC.               Vehicles
 2019   12                                    MD PREMIUM FINANCE                     Other          Dallas         TX    UNITED
                                              CORPORATION                            Financial                           STATES
                                                                                     Vehicles
 2020   12                                    REGIONAL INSURANCE MANAGEMENT          Other          Dallas         TX    UNITED
                                              SERVICES, INC.                         Financial                           STATES
                                                                                     Vehicles
 2021   11                                 BMI INSURANCE                             Other          Los Angeles    CA    UNITED
                                           SERVICES, INC                             Financial                           STATES
                                                                                     Vehicles
 2022   11                                 CAMPBELL,                                 Other          Salem          OR    UNITED
                                           GALT & NEWLANDS, INC.                     Financial                           STATES
                                                                                     Vehicles
 2023   11                                 COLONIAL                                  Other          Glen Allen     VA    UNITED
                                           PREMIUM FINANCE COMPANY                   Financial                           STATES
                                                                                     Vehicles
 2024   11                                 CUSTOM                                    Other          Hammonton      NJ    UNITED
                                           BENEFIT PROGRAMS, INC.                    Financial                           STATES
                                                                                     Vehicles
 2025   12                                    TURNER P.                              Other          Knoxville      TN    UNITED
                                              WILLIAMS & ASSOCIATES, LLC             Financial                           STATES
                                                                                     Vehicles
 2026   11                                 EMERSON REID LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2027   12                                    MY BENEFIT ADVISOR, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2028   11                                 KIBBLE & PRENTICE HOLDING                 Other          OLYMPIA        WA    UNITED
                                           COMPANY                                   Financial                           STATES
                                                                                     Vehicles
 2029   11                                 SIGNATURE PREMIUM FINANCE, INC.           Other          Philadelphia   PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2030   11                                 SUMMIT GLOBAL PARTNERS, INC.              Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2031   12                                    MERIDIAN CREDIT SERVICES, INC.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2032   12                                    SGP BENEFITS OF TEXAS, INC.            Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2033   12                                    SUMMIT GLOBAL PARTNERS OF              Other          Dallas         TX    UNITED
                                              TEXAS, INC.                            Financial                           STATES
                                                                                     Vehicles
 2034   12                                    USI SOUTHWEST, INC.                    Other          Santa Fe       NM    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2035   12                                    USI of Tennessee, Inc.                 Other          Knoxville      TN    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2036   12                                    VISTA INSURANCE PARTNERS OF            Other          Chicago        IL    UNITED
                                              ILLINOIS, INC.                         Financial                           STATES
                                                                                     Vehicles
 2037   12                                    VISTA INSURANCE PARTNERS, INC.         Other          San Antonio    TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2038   13                                       SUMMIT GLOBAL PARTNERS OF           Other          Oklahoma       OK    UNITED
                                                 OKLAHOMA, INC.                      Financial      City                 STATES
                                                                                     Vehicles
 2039   11                                 U.S.I. INSURANCE SERVICES OF              Other          Boston         MA    UNITED
                                           MASSACHUSETTS, INC.                       Financial                           STATES
                                                                                     Vehicles
 2040   12                                    NETCARE SERVICES, INC.                 Other          Boston         MA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2041   11                                 USI CONSULTING GROUP, INC.                Other          Hartford       CT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2042   12                                    BENEFIT STRATEGIES OF MAINE, INC.      Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2043   12                                    USI ADVISORS, INC.                     Other          Hartford       CT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2044   12                                    USI CONSULTING GROUP OF                Other          New York       NY    UNITED
                                              NEW YORK, INC.                         Financial                           STATES
                                                                                     Vehicles
 2045   12                                    USI SECURITIES, INC.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2046   11                                 USI INSURANCE SERVICES CORPORATION OF     Other          Chicago        IL    UNITED
                                           ILLINOIS, INC.                            Financial                           STATES
                                                                                     Vehicles
 2047   11                                 USI INSURANCE SERVICES OF                 Other          Concord        NH    UNITED
                                           NEW ENGLAND, INC.                         Financial                           STATES
                                                                                     Vehicles
 2048   12                                    INEX ALTERNATIVE PROGRAMS, INC.        Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2049   12                                    USI INSURANCE SERVICES OF              Other          Providence     RI    UNITED
                                              RHODE ISLAND, INC.                     Financial                           STATES
                                                                                     Vehicles
 2050   11                                 USI INSURANCE SERVICES OF NORTHERN        Other          Los Angeles    CA    UNITED
                                           CALIFORNIA, INC.                          Financial                           STATES
                                                                                     Vehicles
 2051   11                                 USI Insurance Services of                 Other          Hartford       CT    UNITED
                                           Connecticut, Inc.                         Financial                           STATES
                                                                                     Vehicles
 2052   11                                 USI MIDATLANTIC, INC.                     Other          Harrisburg     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2053   11                                 USI MIDWEST, INC.                         Other          Cleveland      OH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2054   11                                 USI OF SOUTHERN CALIFORNIA INSURANCE      Other          Los Angeles    CA    UNITED
                                           SERVICES, INC.                            Financial                           STATES
                                                                                     Vehicles
 2055   11                                 USI of San Diego Insurance Services, Inc  Other          Los Angeles    CA    UNITED
             .                                                                       Financial                           STATES
                                                                                     Vehicles
 2056    7                     GS EDAM DEBT HOLDINGS                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2057    7                     GS LUX DEBT HOLDINGS II S.A.R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2058    7                     GS LUX DEBT HOLDINGS S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2059    7                     GS SUNRAY HOLDINGS, L.L.C.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2060    8                        GS SUNRAY HOLDINGS SUBCO I, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2061    9                           Hyatt Hotels Corporation                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2062    8                        GS SUNRAY HOLDINGS SUBCO II, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2063    9                           Hyatt Hotels Corporation                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2064    7                     GS TELE CAYMAN                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2065    7                     GS TREASURE S.A R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2066    7                     GSCP VI AA ONE HOLDING SARL                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2067    8                        CW INVESTMENTS CO.                                 Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2068    9                           4414624 Canada Inc.                             Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2069   10                              CW MEDIA HOLDINGS INC.                       Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2070    7                     GSCP VI NORTH HOLDINGS S.A R.L.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2071    8                        GSCP VI NORTH HOLDINGS CORP.                       Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2072    9                           RED SKY ACQUISITION CORP.                       Other          Calgary        AB    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2073   10                              RED SKY HOLDINGS L.P.                        Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2074    9                           RED SKY HOLDINGS L.P.                           Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 1976    7   13      99      N/A        N/A




 1977    7   12      44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1978    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1979    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1980    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1981    7   19      99      N/A        N/A




 1982    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1983    7   25      73      25         73


 1984    7   17      44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
 1985    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1986    7   11      73      11         73


 1987    7   7       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1988    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1989    4   100     100     N/A        N/A


 1990    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1991    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1992    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 1993    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1994    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1995    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1996    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1997    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1998    4   100     100     N/A        N/A


 1999    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2000    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2001    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2002    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2003    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2004    4   100     100     N/A        N/A


 2005    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2006    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2007    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2008    7   N/A     100     4          12


 2009    7   1       28      N/A        N/A


 2010    7   100     100     N/A        N/A


 2011    7   39      85      N/A        N/A


 2012    8   100     100     N/A        N/A


 2013    9   87      87      N/A        N/A


 2014   10   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2015   11   100     100     N/A        N/A


 2016   11   100     100     N/A        N/A


 2017   12   100     100     N/A        N/A


 2018   12   100     100     N/A        N/A


 2019   12   100     100     N/A        N/A


 2020   12   100     100     N/A        N/A


 2021   11   100     100     N/A        N/A


 2022   11   100     100     N/A        N/A


 2023   11   100     100     N/A        N/A


 2024   11   100     100     N/A        N/A


 2025   12   100     100     N/A        N/A


 2026   11   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2027   12   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2028   11   100     100     N/A        N/A


 2029   11   100     100     N/A        N/A


 2030   11   100     100     N/A        N/A


 2031   12   100     100     N/A        N/A


 2032   12   100     100     N/A        N/A


 2033   12   100     100     N/A        N/A


 2034   12   100     100     N/A        N/A


 2035   12   100     100     N/A        N/A


 2036   12   100     100     N/A        N/A


 2037   12   100     100     N/A        N/A


 2038   13   100     100     N/A        N/A


 2039   11   100     100     N/A        N/A


 2040   12   100     100     N/A        N/A


 2041   11   100     100     N/A        N/A


 2042   12   100     100     N/A        N/A


 2043   12   100     100     N/A        N/A


 2044   12   100     100     N/A        N/A


 2045   12   100     100     N/A        N/A


 2046   11   100     100     N/A        N/A


 2047   11   100     100     N/A        N/A


 2048   12   100     100     N/A        N/A


 2049   12   100     100     N/A        N/A


 2050   11   100     100     N/A        N/A


 2051   11   100     100     N/A        N/A


 2052   11   100     100     N/A        N/A


 2053   11   100     100     N/A        N/A


 2054   11   100     100     N/A        N/A


 2055   11   100     100     N/A        N/A


 2056    7   45      98      N/A        N/A


 2057    7   46      100     N/A        N/A


 2058    7   47      100     N/A        N/A


 2059    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2060    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2061    9   3       7       N/A        N/A



 2062    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2063    9   3       7       N/A        N/A



 2064    7   46      100     N/A        N/A


 2065    7   46      100     N/A        N/A


 2066    7   53      100     N/A        N/A


 2067    8   22      33      87         100


 2068    9   100     100     N/A        N/A


 2069   10   100     100     N/A        N/A


 2070    7   53      100     N/A        N/A


 2071    8   100     100     N/A        N/A


 2072    9   13      15      N/A        N/A


 2073   10   100     100     N/A        11


 2074    9   N/A     100     10         11



 2075    7                     HAWKER BEECHCRAFT, INC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2076    7                     KAR HOLDINGS II, LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2077    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2078    7                     LVB ACQUISITION HOLDING, LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2079    7                     MONEYGRAM INTERNATIONAL, INC.                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2080    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2081    7                     ProSight Specialty Insurance                          Direct         Wilmington     DE    UNITED
                               Holdings, Inc.                                        Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2082    7                     TEXAS ENERGY FUTURE CAPITAL                           Other          Wilmington     DE    UNITED
                               HOLDINGS LLC                                          Financial                           STATES
                                                                                     Vehicles
 2083    7                     TEXAS ENERGY FUTURE HOLDINGS                          Other          Wilmington     DE    UNITED
                               LIMITED PARTNERSHIP                                   Financial                           STATES
                                                                                     Vehicles
 2084    7                     Xella International Holdings S.a.r.l.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2085    8                        Xella International S.a r.l.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2086    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2087    7                     UMBRELLASTREAM LIMITED                                Other          St. Peter            GUERNSEY
                               PARTNERSHIP INCORPORATED                              Financial      Port
                                                                                     Vehicles
 2088    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2089    4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2090    4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2091    4            GS CAPITAL PARTNERS VI PIA FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2092    5               GS CAPITAL PARTNERS VI GMBH & CO. KG                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2093    6                  BUCK HOLDINGS L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2094    6                  BUCK HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2095    6                  COMPASS INVESTORS INC.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2096    6                  EDAM ACQUISITION HOLDING I                               Other          Hilversum            NETHERLANDS
                            COOPERATIEF U.A.                                         Financial
                                                                                     Vehicles
 2097    6                  GS EDAM DEBT HOLDINGS                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2098    6                  GS LUX DEBT HOLDINGS II S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2099    6                  GS LUX DEBT HOLDINGS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2100    6                  GS SUNRAY GERMAN FUND I, LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2101    7                     GS SUNRAY GERMAN FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2102    8                        GS SUNRAY HOLDINGS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2103    6                  GS SUNRAY GERMAN FUND II, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2104    7                     GS SUNRAY GERMAN FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2105    6                  GS TELE CAYMAN                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2106    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2107    6                  GSCP VI AA ONE HOLDING SARL                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2108    6                  GSCP VI GERMANY KNIGHT HOLDINGS CORP.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2109    7                     GSCP VI GERMANY KNIGHT                                Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2110    8                        Knight Holdco LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2111    6                  GSCP VI GERMANY TXU HOLDINGS                             Other          George Town          CAYMAN
                            CAYMAN, LTD.                                             Financial                           ISLANDS
                                                                                     Vehicles
 2112    7                     GSCP VI GERMANY TXU HOLDINGS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2113    8                        TEXAS ENERGY FUTURE                                Other          Wilmington     DE    UNITED
                                  CAPITAL HOLDINGS LLC                               Financial                           STATES
                                                                                     Vehicles
 2114    8                        TEXAS ENERGY FUTURE                                Other          Wilmington     DE    UNITED
                                  HOLDINGS LIMITED PARTNERSHIP                       Financial                           STATES
                                                                                     Vehicles
 2115    6                  GSCP VI GERMANY TXU HOLDINGS, LTD.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2116    7                     GSCP VI GERMANY TXU HOLDINGS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2117    6                  GSCP VI GMBH COMPASS CAYMAN GP CORP.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2118    7                     GSCP VI GMBH COMPASS HOLDINGS L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2119    8                        COMPASS CAYMAN HOLDINGS L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2120    6                  GSCP VI GMBH COMPASS CAYMAN LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2121    7                     GSCP VI GMBH COMPASS HOLDINGS L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2122    6                  GSCP VI GMBH KNIGHT HOLDINGS                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2123    7                     GSCP VI GERMANY KNIGHT                                Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2124    6                  GSCP VI NORTH HOLDINGS S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2125    6                  HAR JPN CAYMAN HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2126    6                  HAWKER BEECHCRAFT, INC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2127    6                  KAR HOLDINGS II, LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2128    6                  LVB ACQUISITION HOLDING, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2129    6                  MONEYGRAM INTERNATIONAL, INC.                            Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2130    6                  PVF HOLDINGS LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2131    6                  ProSight Specialty Insurance                             Direct         Wilmington     DE    UNITED
                            Holdings, Inc.                                           Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2132    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2133    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2134    6                  Xella International Holdings S.a.r.l.                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2135    5               GS CAPITAL PARTNERS VI OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2136    6                  GS CAPITAL PARTNERS VI OFFSHORE                          Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2137    7                     BUCK HOLDINGS L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2138    7                     BUCK HOLDINGS, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2139    7                     COMPASS INVESTORS INC.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2140    7                     GS EDAM DEBT HOLDINGS                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2141    7                     GS LUX DEBT HOLDINGS II S.A.R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2142    7                     GS LUX DEBT HOLDINGS S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2143    7                     GS SUNRAY OFFSHORE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2144    8                        GS SUNRAY HOLDINGS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2145    7                     GS SUNRAY OFFSHORE FUND, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2146    8                        GS SUNRAY OFFSHORE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2147    7                     GS TELE CAYMAN                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2148    7                     GSCP VI AA ONE HOLDING SARL                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2149    7                     GSCP VI NORTH HOLDINGS S.A R.L.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2150    7                     GSCP VI OFFSHORE COMPASS                              Other          Wilmington     DE    UNITED
                               CAYMAN GP CORP.                                       Financial                           STATES
                                                                                     Vehicles
 2151    8                        GSCP VI OFFSHORE COMPASS                           Other          George Town          CAYMAN
                                  HOLDINGS L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2152    9                           COMPASS CAYMAN                                  Other          George Town          CAYMAN
                                     HOLDINGS L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2153    7                     GSCP VI OFFSHORE COMPASS                              Other          George Town          CAYMAN
                               HOLDINGS L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2154    7                     GSCP VI OFFSHORE KNIGHT                               Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 2155    8                        GSCP VI OFFSHORE KNIGHT                            Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 2156    9                           Knight Holdco LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2157    7                     GSCP VI OFFSHORE KNIGHT                               Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2158    7                     HAWKER BEECHCRAFT, INC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2159    7                     KAR HOLDINGS II, LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2160    7                     LVB ACQUISITION HOLDING, LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2161    7                     MONEYGRAM INTERNATIONAL, INC.                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2162    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2163    7                     ProSight Specialty Insurance                          Direct         Wilmington     DE    UNITED
                               Holdings, Inc.                                        Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2164    7                     Xella International Holdings S.a.r.l.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2165    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2166    6                  GSCP VI OFFSHORE ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2167    7                     GS CAPITAL PARTNERS VI                                Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2168    6                  GSCP VI OFFSHORE TXU HOLDINGS                            Other          Wilmington     DE    UNITED
                            CAYMAN GP, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2169    7                     GSCP VI OFFSHORE TXU HOLDINGS                         Other          George Town          CAYMAN
                               CAYMAN, L.P.                                          Financial                           ISLANDS
                                                                                     Vehicles
 2170    8                        GSCP VI OFFSHORE TXU                               Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 2171    9                           TEXAS ENERGY FUTURE                             Other          Wilmington     DE    UNITED
                                     CAPITAL HOLDINGS LLC                            Financial                           STATES
                                                                                     Vehicles
 2172    9                           TEXAS ENERGY FUTURE                             Other          Wilmington     DE    UNITED
                                     HOLDINGS LIMITED PARTNERSHIP                    Financial                           STATES
                                                                                     Vehicles
 2173    6                  GSCP VI OFFSHORE TXU HOLDINGS                            Other          George Town          CAYMAN
                            CAYMAN, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles

 2075    7   21      46      N/A        N/A


 2076    7   13      34      N/A        N/A


 2077    7   2       25      N/A        N/A


 2078    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2079    7   36      100     N/A        N/A





 2080    7   13      63      N/A        N/A


 2081    7   46      100     N/A        N/A




 2082    7   N/A     2       6          24


 2083    7   N/A     100     2          11


 2084    7   23      50      N/A        N/A


 2085    8   100     100     N/A        N/A


 2086    6   6       50      N/A        N/A


 2087    7   100     100     N/A        16


 2088    6   N/A     100     2          16


 2089    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2090    4   100     100     N/A        N/A


 2091    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2092    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2093    6   N/A     100     1          12


 2094    6   10      28      N/A        N/A


 2095    6   1       85      N/A        N/A


 2096    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2097    6   1       98      N/A        N/A


 2098    6   1       100     N/A        N/A


 2099    6   2       100     N/A        N/A


 2100    6   100     100     N/A        N/A


 2101    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2102    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2103    6   100     100     N/A        N/A


 2104    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2105    6   1       100     N/A        N/A


 2106    6   1       100     N/A        N/A


 2107    6   1       100     N/A        N/A


 2108    6   100     100     N/A        N/A


 2109    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2110    8   1       25      N/A        N/A


 2111    6   100     100     N/A        N/A


 2112    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2113    8   N/A     2       1          24


 2114    8   N/A     100     1          11


 2115    6   100     100     N/A        N/A


 2116    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2117    6   100     100     N/A        N/A


 2118    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2119    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2120    6   100     100     N/A        N/A


 2121    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2122    6   100     100     N/A        N/A


 2123    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2124    6   1       100     N/A        N/A


 2125    6   2       100     N/A        N/A


 2126    6   1       46      N/A        N/A


 2127    6   4       34      N/A        N/A


 2128    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2129    6   1       100     N/A        N/A





 2130    6   1       63      N/A        N/A


 2131    6   12      100     N/A        N/A




 2132    6   19      50      N/A        N/A


 2133    6   N/A     100     1          16


 2134    6   6       50      N/A        N/A


 2135    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2136    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2137    7   N/A     100     3          12


 2138    7   3       28      N/A        N/A


 2139    7   33      85      N/A        N/A


 2140    7   38      98      N/A        N/A


 2141    7   38      100     N/A        N/A


 2142    7   38      100     N/A        N/A


 2143    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2144    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2145    7   100     100     N/A        N/A


 2146    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2147    7   38      100     N/A        N/A


 2148    7   44      100     N/A        N/A


 2149    7   44      100     N/A        N/A


 2150    7   100     100     N/A        N/A


 2151    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2152    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2153    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2154    7   100     100     N/A        N/A


 2155    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2156    9   1       25      N/A        N/A


 2157    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2158    7   17      46      N/A        N/A


 2159    7   1       34      N/A        N/A


 2160    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2161    7   30      100     N/A        N/A





 2162    7   11      63      N/A        N/A


 2163    7   38      100     N/A        N/A




 2164    7   19      50      N/A        N/A


 2165    6   38      100     N/A        N/A


 2166    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2167    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2168    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2169    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2170    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2171    9   N/A     2       5          24


 2172    9   N/A     100     1          11


 2173    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 2174    6                  GSCP VI OFFSHORE TXU HOLDINGS, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2175    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2176    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2177    5               GS CAPITAL PARTNERS VI PARALLEL, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2178    6                  BUCK HOLDINGS L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2179    6                  BUCK HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2180    6                  COMPASS DELAWARE HOLDINGS II CORP.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2181    6                  COMPASS INVESTORS INC.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2182    6                  EDAM ACQUISITION HOLDING I                               Other          Hilversum            NETHERLANDS
                            COOPERATIEF U.A.                                         Financial
                                                                                     Vehicles
 2183    6                  GS EDAM DEBT HOLDINGS                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2184    6                  GS LUX DEBT HOLDINGS II S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2185    6                  GS LUX DEBT HOLDINGS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2186    6                  GS SUNRAY HOLDINGS PARALLEL, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2187    7                     GS SUNRAY HOLDINGS PARALLEL                           Other          Wilmington     DE    UNITED
                               SUBCO, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 2188    8                        Hyatt Hotels Corporation                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2189    6                  GS TELE CAYMAN                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2190    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2191    6                  GSCP VI AA ONE PARALLEL HOLDING SARL                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2192    7                     CW INVESTMENTS CO.                                    Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2193    6                  GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2194    7                     GSCP VI PARALLEL NORTH                                Other          Halifax        NS    CANADA
                               HOLDING CORP.                                         Financial
                                                                                     Vehicles
 2195    8                        RED SKY ACQUISITION CORP.                          Other          Calgary        AB    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2196    8                        RED SKY HOLDINGS L.P.                              Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2197    6                  HAWKER BEECHCRAFT, INC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2198    6                  KAR HOLDINGS II, LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2199    6                  Knight Holdco LLC                                        Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2200    6                  LVB ACQUISITION HOLDING, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2201    6                  MONEYGRAM INTERNATIONAL, INC.                            Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2202    6                  PVF HOLDINGS LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2203    6                  ProSight Specialty Insurance                             Direct         Wilmington     DE    UNITED
                            Holdings, Inc.                                           Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2204    6                  TEXAS ENERGY FUTURE CAPITAL                              Other          Wilmington     DE    UNITED
                            HOLDINGS LLC                                             Financial                           STATES
                                                                                     Vehicles
 2205    6                  TEXAS ENERGY FUTURE HOLDINGS                             Other          Wilmington     DE    UNITED
                            LIMITED PARTNERSHIP                                      Financial                           STATES
                                                                                     Vehicles
 2206    6                  Xella International Holdings S.a.r.l.                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2207    5               GS CAPITAL PARTNERS VI, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2208    6                  GS CAPITAL PARTNERS TWO HOLDINGS                         Offices of     Port Louis           MAURITIUS
                            LIMITED                                                  Other Holding
                                                                                     Companies
 2209    6                  GS CAPITAL PARTNERS VI FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2210    4            GS CAPITAL PARTNERS VI PIA PMD QP FUND                         Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2211    4            GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2212    4            GS CAPITAL PARTNERS VI PMD ESC FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2213    4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2214    4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND                      Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2215    4            GS CAPITAL PARTNERS VI PMD QP FUND                             Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2216    4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2217    5               GS CAPITAL PARTNERS VI EMPLOYEE                             Other          George Town          CAYMAN
                         MASTER FUND, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2218    5               GS CAPITAL PARTNERS VI GMBH & CO. KG                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2219    5               GS CAPITAL PARTNERS VI OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2220    5               GS CAPITAL PARTNERS VI PARALLEL, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2221    5               GS CAPITAL PARTNERS VI, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2222    3         GS DIRECT, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2223    4            GS CHROMA HOLDINGS LIMITED                                     Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2224    4            GS DIRECT GD LIMITED                                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2225    4            GS DIRECT PHARMA LIMITED                                       Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2226    4            GS LOGISTICS HOLDINGS LTD                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2227    4            GS PHERECLUS HOLDINGS LIMITED                                  Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2228    4            VGG HOLDING LLC                                                Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2229    5               AX HOLDING CORP.                                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2230    6                  AEROFLEX INCORPORATED                                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2231    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2232    3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2233    4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2234    5               GS LOAN PARTNERS I EMPLOYEE MASTER                          Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2235    6                  GS LOAN PARTNERS I ONSHORE, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2236    7                     GSLP I ONSHORE INVESTMENT                             Other          Wilmington     DE    UNITED
                               FUND, L.L.C.                                          Financial                           STATES
                                                                                     Vehicles
 2237    8                        GSLP I ONSHORE HOLDINGS                            Other          Wilmington     DE    UNITED
                                  FUND, L.L.C.                                       Financial                           STATES
                                                                                     Vehicles
 2238    8                        GSLP I ONSHORE S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2239    4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2240    3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2241    4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND                       Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2242    5               GS MEZZANINE PARTNERS 2006 OFFSHORE                         Other          Wilmington     DE    UNITED
                         FUND, L.L.C.                                                Financial                           STATES
                                                                                     Vehicles
 2243    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            OFFSHORE FUND, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2244    7                     GSMP 2006 OFFSHORE                                    Other          George Town          CAYMAN
                               INTERNATIONAL, LTD.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2245    8                        GSMP 2006 OFFSHORE  HOLDINGS                       Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2246    9                           GSMP 2006 OFFSHORE                              Other          Luxembourg           LUXEMBOURG
                                     HOLDINGS S.A.R.L.                               Financial
                                                                                     Vehicles
 2247    8                        SEVRES II S.A.R.L.                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2248    7                     GSMP 2006 OFFSHORE INVESTMENT                         Other          George Town          CAYMAN
                               FUND, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 2249    7                     GSMP 2006 OFFSHORE S.A.R.L.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2250    7                     GSMP 2006 OFFSHORE US, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2251    8                        GSMP 2006 OFFSHORE                                 Other          George Town          CAYMAN
                                  HOLDINGS US, LTD.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2252    5               GS MEZZANINE PARTNERS 2006 OFFSHORE                         Other          George Town          CAYMAN
                         FUND, L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
 2253    4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2254    5               GS MEZZANINE PARTNERS 2006 ONSHORE                          Other          Wilmington     DE    UNITED
                         FUND, L.L.C.                                                Financial                           STATES
                                                                                     Vehicles
 2255    5               GS MEZZANINE PARTNERS 2006 ONSHORE                          Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2256    4            GS MEZZANINE PARTNERS 2006 PCP FUND                            Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2257    5               GS MEZZANINE PARTNERS 2006                                  Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2258    6                  GS MEZZANINE PARTNERS 2006                               Other          Wilmington     DE    UNITED
                            INSTITUTIONAL FUND, L.L.C.                               Financial                           STATES
                                                                                     Vehicles
 2259    7                     GS MEZZANINE PARTNERS 2006                            Other          George Town          CAYMAN
                               INSTITUTIONAL FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 2260    8                        GSMP 2006 INSTITUTIONAL                            Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2261    9                           GSMP 2006 INSTITUTIONAL                         Other          George Town          CAYMAN
                                     INTERNATIONAL, LTD.                             Financial                           ISLANDS
                                                                                     Vehicles
 2262   10                              GSMP 2006 INSTITUTIONAL HOLDINGS             Other          George Town          CAYMAN
                                        INTERNATIONAL, LTD.                          Financial                           ISLANDS
                                                                                     Vehicles
 2263   11                                 GSMP 2006 OFFSHORE HOLDINGS S.A R.L.      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2264   10                              SEVRES II S.A.R.L.                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2265    9                           GSMP 2006 INSTITUTIONAL US, LTD.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2266   10                              GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2267    8                        GSMP 2006 INSTITUTIONAL S.A.R.L.                   Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2268    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            INSTITUTIONAL FUND, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 2269    5               GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2270    6                  GS MEZZANINE PARTNERS 2006                               Other          Wilmington     DE    UNITED
                            OFFSHORE FUND, L.L.C.                                    Financial                           STATES
                                                                                     Vehicles
 2271    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            OFFSHORE FUND, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2272    4            GS MEZZANINE PARTNERS 2006 PCP FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles

 2174    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2175    6   15      50      N/A        N/A


 2176    6   N/A     100     6          16


 2177    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2178    6   N/A     100     1          12


 2179    6   1       28      N/A        N/A


 2180    6   100     100     N/A        N/A


 2181    6   10      85      N/A        N/A


 2182    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2183    6   12      98      N/A        N/A


 2184    6   12      100     N/A        N/A


 2185    6   12      100     N/A        N/A


 2186    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2187    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2188    8   1       7       N/A        N/A



 2189    6   12      100     N/A        N/A


 2190    6   12      100     N/A        N/A


 2191    6   100     100     N/A        N/A


 2192    7   11      33      12         100


 2193    6   100     100     N/A        N/A


 2194    7   100     100     N/A        N/A


 2195    8   1       15      N/A        N/A


 2196    8   N/A     100     1          11


 2197    6   5       46      N/A        N/A


 2198    6   15      34      N/A        N/A


 2199    6   1       25      N/A        N/A


 2200    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2201    6   9       100     N/A        N/A





 2202    6   3       63      N/A        N/A


 2203    6   1       100     N/A        N/A




 2204    6   1       2       N/A        24


 2205    6   N/A     100     1          11


 2206    6   1       50      N/A        N/A


 2207    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2208    6   100     100     N/A        N/A


 2209    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2210    4   100     100     N/A        N/A


 2211    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2212    4   100     100     N/A        N/A


 2213    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2214    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2215    4   100     100     N/A        N/A


 2216    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2217    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2218    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 2219    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2220    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2221    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2222    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2223    4   100     100     N/A        N/A


 2224    4   100     100     N/A        N/A


 2225    4   100     100     N/A        N/A


 2226    4   100     100     N/A        N/A


 2227    4   100     100     N/A        N/A


 2228    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2229    5   100     100     N/A        N/A


 2230    6   100     100     N/A        N/A


 2231    4   1       30      N/A        N/A


 2232    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2233    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2234    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2235    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2236    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2237    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2238    8   100     100     N/A        N/A


 2239    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2240    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2241    4   100     100     N/A        N/A


 2242    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2243    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2244    7   100     100     N/A        N/A


 2245    8   100     100     N/A        N/A


 2246    9   100     100     N/A        N/A


 2247    8   3       73      3          73


 2248    7   100     100     N/A        N/A


 2249    7   100     100     N/A        N/A


 2250    7   100     100     N/A        N/A


 2251    8   100     100     N/A        N/A


 2252    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2253    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2254    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2255    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2256    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2257    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2258    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2259    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2260    8   100     100     N/A        N/A


 2261    9   100     100     N/A        N/A


 2262   10   100     100     N/A        N/A


 2263   11   100     100     N/A        N/A


 2264   10   1       73      1          73


 2265    9   100     100     N/A        N/A


 2266   10   100     100     N/A        N/A


 2267    8   100     100     N/A        N/A


 2268    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2269    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2270    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2271    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2272    4   100     100     N/A        N/A



 2273    4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2274    5               GS MEZZANINE PARTNERS 2006 EMPLOYEE                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2275    5               GS MEZZANINE PARTNERS 2006, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2276    4            GS MEZZANINE PARTNERS 2006 PIA FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2277    5               GS MEZZANINE PARTNERS 2006                                  Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2278    5               GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2279    4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2280    5               GS MEZZANINE PARTNERS 2006 EMPLOYEE                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2281    5               GS MEZZANINE PARTNERS 2006, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2282    3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2283    4            GS MEZZANINE PARTNERS V EMPLOYEE FUND                          Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2284    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          George Town          CAYMAN
                         MASTER FUND OFFSHORE, L.P.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2285    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2286    7                     GS MEZZANINE PARTNERS V                               Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2287    8                        GSMP V OFFSHORE                                    Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2288    8                        GSMP V OFFSHORE                                    Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2289    8                        GSMP V OFFSHORE S.a r.l.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2290    8                        GSMP V OFFSHORE US, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2291    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2292    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2293    4            GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2294    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          Wilmington     DE    UNITED
                         MASTER FUND ONSHORE, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 2295    6                  GS MEZZANINE PARTNERS V ONSHORE                          Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2296    6                  GS MEZZANINE PARTNERS V ONSHORE                          Other          Wilmington     DE    UNITED
                            FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 2297    4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER                        Other          George Town          CAYMAN
                      FUND OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 2298    4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER                        Other          Wilmington     DE    UNITED
                      FUND ONSHORE, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 2299    4            GS MEZZANINE PARTNERS V PIA FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2300    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          Wilmington     DE    UNITED
                         MASTER FUND ONSHORE, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 2301    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2302    4            GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2303    5               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2304    6                  GS MEZZANINE PARTNERS V EMPLOYEE                         Other          Wilmington     DE    UNITED
                            MASTER FUND ONSHORE, L.P.                                Financial                           STATES
                                                                                     Vehicles
 2305    6                  GS MEZZANINE PARTNERS V, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2306    4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2307    5               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2308    4            GS MEZZANINE PARTNERS V PMD FUND                               Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2309    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          George Town          CAYMAN
                         MASTER FUND OFFSHORE, L.P.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2310    5               GS MEZZANINE PARTNERS V                                     Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2311    6                  GS MEZZANINE PARTNERS V                                  Other          Wilmington     DE    UNITED
                            INSTITUTIONAL FUND, L.L.C.                               Financial                           STATES
                                                                                     Vehicles
 2312    7                     GS MEZZANINE PARTNERS V                               Other          George Town          CAYMAN
                               INSTITUTIONAL FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 2313    8                        GSMP V INSTITUTIONAL                               Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2314    8                        GSMP V INSTITUTIONAL                               Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2315    8                        GSMP V INSTITUTIONAL S.A R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2316    8                        GSMP V INSTITUTIONAL US, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2317    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2318    6                  GS MEZZANINE PARTNERS V                                  Other          George Town          CAYMAN
                            INSTITUTIONAL FUND, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 2319    5               GS MEZZANINE PARTNERS V OFFSHORE, L.P.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2320    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2321    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2322    4               GS MEZZANINE PARTNERS V PMD FUND                            Other          George Town          CAYMAN
                         OFFSHORE, LTD.                                              Financial                           ISLANDS
                                                                                     Vehicles
 2323    5                  GS MEZZANINE PARTNERS V PMD FUND                         Other          George Town          CAYMAN
                            OFFSHORE, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2324    4               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2325    3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2326    3         GS MUNICIPAL PRODUCTS L.L.C.                                      Trust,         Wilmington     DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2327    3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2328    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND I, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2329    5               GOLDMAN SACHS PRIVATE EQUITY GROUP                          Other          Wilmington     DE    UNITED
                         MASTER FUND I, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2330    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      OVERRIDE FUND I, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2331    3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2332    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND II, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2333    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      OVERRIDE FUND II, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2334    3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2335    3         GS TRUST, SERIES 2006-101G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2336    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-101G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2337    3         GS TRUST, SERIES 2006-49G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2338    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-49G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2339    3         GS TRUST, SERIES 2006-50G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2340    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-50G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2341    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-51G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2342    3         GS TRUST, SERIES 2006-51G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2343    3         GS TRUST, SERIES 2007-100G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2344    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-100G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2345    3         GS TRUST, SERIES 2007-103G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2346    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-103G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2347    3         GS TRUST, SERIES 2007-122G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2348    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-122G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2349    3         GS TRUST, SERIES 2007-123G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2350    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-123G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2351    3         GS TRUST, SERIES 2007-29G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2352    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-29G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2353    3         GS TRUST, SERIES 2007-53G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2354    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-53G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2355    3         GS TRUST, SERIES 2007-57G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2356    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-57G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2357    3         GS TRUST, SERIES 2007-67G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2358    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-67G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2359    3         GS TRUST, SERIES 2007-74G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2360    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-74G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2361    3         GS TRUST, SERIES 2007-75G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2362    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-75G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2363    3         GS TRUST, SERIES 2007-82G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2364    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-82G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2365    3         GS TRUST, SERIES 2007-92G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2366    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-92G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2367    3         GS TRUST, SERIES 2007-98                                          Trust,         Newark         DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2368    3         GS TRUST, SERIES 2008-14G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2369    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-14G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2370    3         GS TRUST, SERIES 2008-23G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2371    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-23G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts

 2273    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2274    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2275    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2276    4   100     100     N/A        N/A


 2277    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2278    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2279    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2280    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2281    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2282    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2283    4   100     100     N/A        N/A


 2284    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2285    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2286    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2287    8   100     100     N/A        N/A


 2288    8   100     100     N/A        N/A


 2289    8   100     100     N/A        N/A


 2290    8   100     100     N/A        N/A


 2291    9   11      100     N/A        N/A





 2292    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2293    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2294    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2295    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2296    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2297    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2298    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2299    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2300    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2301    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2302    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2303    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2304    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2305    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2306    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2307    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2308    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2309    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2310    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2311    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2312    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2313    8   100     100     N/A        N/A


 2314    8   100     100     N/A        N/A


 2315    8   100     100     N/A        N/A


 2316    8   100     100     N/A        N/A


 2317    9   1       100     N/A        N/A





 2318    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2319    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2320    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2321    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2322    4   100     100     N/A        N/A


 2323    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2324    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2325    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2326    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2327    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2328    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2329    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2330    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2331    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2332    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2333    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2334    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2335    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2336    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2337    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2338    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2339    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2340    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2341    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2342    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2343    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2344    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2345    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2346    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2347    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2348    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2349    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2350    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2351    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2352    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2353    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2354    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2355    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2356    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2357    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2358    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2359    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2360    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2361    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2362    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2363    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2364    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2365    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2366    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2367    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2368    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2369    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2370    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2371    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.




 2372    3         GS TRUST, SERIES 2008-25G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2373    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-25G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2374    3         GS TRUST, SERIES 2008-26GZ                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2375    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-26GZ                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2376    3         GS TRUST, SERIES 2008-2G                                          Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2377    4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G                     Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2378    3         GS TRUST, SERIES 2008-34G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2379    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-34G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2380    3         GS TRUST, SERIES 2008-35G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2381    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-35G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2382    3         GS TRUST, SERIES 2008-36G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2383    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-36G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2384    3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS                           Open-End       Osasco               BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA                        Investment
                                                                                     Funds
 2385    3         LIFELOCK, INC.                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2386    4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY                      Other          Missoula       MT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2387    3         PATENT SKY LLC                                                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2388    3         PIVOTAL HOLDINGS LTD.                                             Other          Montreal       QC    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2389    4            PIVOTAL PAYMENTS INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2390    4            Pivotal Payments Corporation                                   Other          Montreal       QC    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2391    3         READY CAPITAL GROUP LLC                                           Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2392    3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2393    4            BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2394    4            STONE STREET PEP TECHNOLOGY FUND 2000, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2395    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 2396    4            W2008 INTERNATIONAL FINANCE SUB LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2397    2      GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                               Offices of     Frankfurt            GERMANY
                                                                                     Other Holding  am Main
                                                                                     Companies
 2398    3         Goldman Sachs Gives gemeinnutzige GmbH                            Trust,         Frankfurt            GERMANY
                                                                                     Fiduciary, and am Main
                                                                                     Custody
                                                                                     Activities
 2399    2      GOLDMAN, SACHS & CO. FINANZ GMBH                                     Offices of     Frankfurt            GERMANY
                                                                                     Other Holding  am Main
                                                                                     Companies
 2400    3         GOLDMAN, SACHS & CO. OHG                                          Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
 2401    2      GOLDMAN, SACHS & CO. WERTPAPIER GMBH                                 Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
 2402    2      GOLDMAN, SACHS MANAGEMENT GP GMBH                                    Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2403    3         GS CAPITAL PARTNERS 2000 GMBH & CO.                               Other          Berlin               GERMANY
                   BETEILIGUNGS KG                                                   Financial
                                                                                     Vehicles
 2404    3         GS CAPITAL PARTNERS V GMBH & CO. KG                               Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2405    2      GS - MPIM I, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2406    2      GS - MPIM II, LLC                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2407    2      GS 2280 FDB MEMBER LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2408    2      GS 230 PARK ADVISORS, L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2409    3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2410    2      GS 5555 HOLLYWOOD MEMBER LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2411    2      GS ACA, LLC                                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2412    2      GS ADVISORS 2000, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2413    3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2414    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2415    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2416    4            GS 2000-I, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2417    4            GSCP 2000 OFFSHORE CCH HOLDING                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2418    5               GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2419    4            SUNGARD CAPITAL CORP.                                          Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2420    3         GS CAPITAL PARTNERS 2000, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2421    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2422    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2423    4            GS 2000-I, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2424    4            GSCP 2000 CEBRIDGE HOLDINGS CORP.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2425    5               CEQUEL COMMUNICATIONS HOLDINGS, LLC                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2426    4            SUNGARD CAPITAL CORP.                                          Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2427    2      GS ADVISORS II, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2428    3         GS CAPITAL PARTNERS II OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2429    2      GS ADVISORS III, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2430    3         GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW                       Other          Berlin               GERMANY
                   PARTNERSHIP                                                       Financial
                                                                                     Vehicles
 2431    3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2432    3         GS CAPITAL PARTNERS III, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2433    2      GS ADVISORS V AIV, LTD.                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2434    3         GSCP V AIV, L.P.                                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2435    3         GSCP V INSTITUTIONAL AIV, L.P.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2436    2      GS ADVISORS V, L.L.C.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2437    3         GS CAPITAL PARTNERS V GMBH & CO. KG                               Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2438    3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2439    3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2440    3         GS CAPITAL PARTNERS V, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2441    3         GS PRYSMIAN CO-INVEST GP LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2442    2      GS ADVISORS VI AIV, LTD.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2443    3         GSCP VI AIV, L.P.                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2444    4            UMBRELLASTREAM GENERAL PARTNER LIMITED                         Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2445    4            UMBRELLASTREAM LIMITED PARTNERSHIP                             Other          St. Peter            GUERNSEY
                      INCORPORATED                                                   Financial      Port
                                                                                     Vehicles
 2446    3         GSCP VI PARALLEL AIV, L.P.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2447    4            GS LUX DEBT HOLDINGS S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2448    4            UMBRELLASTREAM GENERAL PARTNER LIMITED                         Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2449    4            UMBRELLASTREAM LIMITED PARTNERSHIP                             Other          St. Peter            GUERNSEY
                      INCORPORATED                                                   Financial      Port
                                                                                     Vehicles
 2450    2      GS ADVISORS VI, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2451    3         GS CAPITAL PARTNERS VI GMBH & CO. KG                              Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2452    3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2453    3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2454    3         GS CAPITAL PARTNERS VI, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2455    2      GS ADVISORS, L.L.C.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2456    3         GS CAPITAL PARTNERS II, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2457    2      GS AT ADVISORS, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2458    2      GS AYCO HOLDING LLC                                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2459    3         MERCER ALLIED COMPANY, L.P.                                       Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2460    3         SARATOGA SPRINGS LLC                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2461    4            THE AYCO COMPANY, L.P.                                         Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 2462    5               MERCER ALLIED COMPANY, L.P.                                 Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2463    5               THE AYCO SERVICES AGENCY, L.P.                              Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 2464    6                  MERCAY CORPORATION                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2465    7                     THE AYCO SERVICES INSURANCE                           Insurance      Albany         NY    UNITED
                                AGENCY, INC.                                         Agencies and                        STATES
                                                                                     Brokerages
 2466    3         THE AYCO COMPANY, L.P.                                            Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 2467    3         THE AYCO SERVICES AGENCY, L.P.                                    Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 2468    2      GS BMET ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2469    3         GOLDMAN SACHS BMET INVESTORS, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2470    2      GS BMET OFFSHORE ADVISORS, INC.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles

 2372    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2373    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2374    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2375    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2376    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2377    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2378    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2379    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2380    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2381    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2382    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2383    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2384    3   100     100     N/A        N/A


 2385    3   70      70      N/A        N/A


 2386    4   100     100     N/A        N/A


 2387    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2388    3   1       1       N/A        N/A        The direct holder has Control
                                                   through other interest.

 2389    4   100     100     N/A        N/A


 2390    4   100     100     N/A        N/A


 2391    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2392    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2393    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2394    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2395    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2396    4   90      100     N/A        N/A


 2397    2   100     100     N/A        N/A


 2398    3   100     100     N/A        N/A



 2399    2   100     100     N/A        N/A


 2400    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2401    2   100     100     N/A        N/A



 2402    2   100     100     N/A        N/A


 2403    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2404    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2405    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2406    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2407    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2409    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2410    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2411    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2412    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2413    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2414    4   2       13      5          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2415    4   3       44      N/A        N/A


 2416    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2417    4   100     100     N/A        N/A


 2418    5   100     100     N/A        N/A


 2419    4   10      99      N/A        N/A




 2420    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2421    4   7       13      15         27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2422    4   10      44      N/A        N/A


 2423    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2424    4   100     100     N/A        N/A


 2425    5   1       36      N/A        N/A


 2426    4   28      99      N/A        N/A




 2427    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2428    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2429    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2430    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2431    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2432    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2433    2   100     100     N/A        N/A


 2434    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2435    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2436    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2437    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                    Managing Member.

 2438    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2439    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2440    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2441    3   50      100     N/A        N/A


 2442    2   100     100     N/A        N/A


 2443    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2444    4   7       50      N/A        N/A


 2445    4   N/A     100     5          16


 2446    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2447    4   1       100     N/A        N/A


 2448    4   1       50      N/A        N/A


 2449    4   N/A     100     2          16


 2450    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2451    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                    Partner.

 2452    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2453    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2454    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2455    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2456    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2457    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2458    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2459    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2460    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2461    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2462    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2463    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2464    6   100     100     N/A        N/A


 2465    7   100     100     N/A        N/A


 2466    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2467    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2468    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2469    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2470    2   100     100     N/A        N/A



 2471    3         GOLDMAN SACHS BMET INVESTORS OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2472    3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2473    4            GOLDMAN SACHS BMET INVESTORS OFFSHORE                          Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2474    2      GS BPC Parking Garage, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2475    2      GS CABLE ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2476    3         GOLDMAN SACHS CABLE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2477    4            CEQUEL COMMUNICATIONS HOLDINGS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2478    2      GS CABLE INVESTORS SLP, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2479    3         GOLDMAN SACHS CABLE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2480    2      GS CAPITAL OPPORTUNITIES LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2481    3         GS FINANCING OPPORTUNITIES LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2482    2      GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2483    3         ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                      Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2484    3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2485    3         FS INVEST SARL                                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2486    3         GS 2000-I, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2487    3         GS CAPITAL PARTNERS 2000 GMBH & CO.                               Other          Berlin               GERMANY
                   BETEILIGUNGS KG                                                   Financial
                                                                                     Vehicles
 2488    3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2489    3         GS CAPITAL PARTNERS 2000, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2490    3         SUNGARD CAPITAL CORP.                                             Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2491    2      GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG                  Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
 2492    2      GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2493    2      GS CAPITAL PARTNERS 2000, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2494    2      GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW                           Other          Berlin               GERMANY
                PARTNERSHIP                                                          Financial
                                                                                     Vehicles
 2495    2      GS CAPITAL PARTNERS II OFFSHORE, L.P.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2496    2      GS CAPITAL PARTNERS II, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2497    2      GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW                          Other          Berlin               GERMANY
                PARTNERSHIP                                                          Financial
                                                                                     Vehicles
 2498    2      GS CAPITAL PARTNERS III OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2499    2      GS CAPITAL PARTNERS III, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2500    2      GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2501    2      GS CAPITAL PARTNERS V GMBH & CO. KG                                  Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2502    2      GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2503    2      GS CAPITAL PARTNERS V OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2504    2      GS CAPITAL PARTNERS V PCP FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2505    2      GS CAPITAL PARTNERS V PIA FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2506    2      GS CAPITAL PARTNERS V, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2507    2      GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2508    2      GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2509    2      GS CAPITAL PARTNERS VI GMBH & CO. KG                                 Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2510    2      GS CAPITAL PARTNERS VI OFFSHORE, L.P.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2511    2      GS CAPITAL PARTNERS VI PARALLEL, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2512    2      GS CAPITAL PARTNERS VI PIA FUND, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2513    2      GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2514    2      GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2515    2      GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND                            Other          George Town          CAYMAN
                OFFSHORE, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
 2516    2      GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2517    2      GS CAPITAL PARTNERS VI, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2518    2      GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2519    2      GS DGC ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2520    3         GOLDMAN SACHS DGC INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2521    2      GS DGC OFFSHORE ADVISORS, INC.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2522    3         GOLDMAN SACHS DGC INVESTORS OFFSHORE                              Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2523    3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2524    4            GOLDMAN SACHS DGC INVESTORS OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2525    2      GS DIRECT, L.L.C.                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2526    2      GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2527    3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND                         Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2528    3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2529    2      GS DIVERSIFIED FUNDING LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2530    3         GS DIVERSIFIED HOLDINGS LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2531    3         GS DIVERSIFIED INVESTMENTS LIMITED                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2532    4            GS CAPITAL FUNDING (UK) 1 LIMITED                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2533    2      GS EDMC ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2534    3         GOLDMAN SACHS EDMC INVESTORS, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2535    2      GS EDMC INVESTORS SLP, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2536    2      GS EMERGING MARKET REAL ESTATE FUND, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2537    2      GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2538    3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2539    4            GOLDMAN SACHS DIRECT INVESTMENT FUND                           Other          Wilmington     DE    UNITED
                      2000, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2540    4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2541    2      GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2542    2      GS EMPLOYEE FUNDS 2000 GP, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2543    3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2544    3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2545    3         GS PIA 2000 EMPLOYEE FUND, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2546    4            GOLDMAN SACHS DIRECT INVESTMENT FUND                           Other          Wilmington     DE    UNITED
                      2000, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2547    4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2548    3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2549    4            GS EMPLOYEE FUND 2000 OFFSHORE                                 Other          George Town          CAYMAN
                      (CORPORATE), L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 2550    2      GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2551    3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2552    3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2553    2      GS FINANCE CORP.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2554    2      GS FINANCIAL SERVICES II, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2555    3         AMAGANSETT ASSETS                                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2556    3         GOLDMAN SACHS ZTP S.a r.l.                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2557    4            GOLDMAN SACHS HOLDINGS SARL                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2558    5               GS DERIVATIVES INCOME MANAGEMENT SARL                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2559    5               GS FIXED INCOME MANAGEMENT SARL                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2560    3         GS FUNDING EUROPE                                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2561    4            AMAGANSETT FUNDING LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2562    4            AMAGANSETT II ASSETS LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2563    4            GS FUNDING EUROPE I LTD.                                       Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 2564    5               GS FUNDING EUROPE II LTD.                                   Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies



 2565    4            GS FUNDING EUROPE II LTD.                                      Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies



 2566    2      GS FINANCIAL SERVICES L.P. (DEL)                                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2567    2      GS FUNDING OPPORTUNITIES II LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2568    3         GS FUNDING OPPORTUNITIES LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2569    2      GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2471    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2472    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2473    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2474    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2475    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2476    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2477    4   3       36      N/A        N/A


 2478    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2479    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2480    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2481    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2482    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2483    3   2       13      4          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2484    3   1       36      N/A        N/A


 2485    3   3       44      N/A        N/A


 2486    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2487    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2488    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2489    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2490    3   8       99      N/A        N/A




 2491    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2492    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2493    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2494    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2495    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2496    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2497    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2498    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2499    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2500    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2501    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2502    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2503    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2504    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2505    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2506    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2507    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2508    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2509    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 2510    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2511    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2512    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2513    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2514    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2515    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2516    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2517    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2518    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2519    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2520    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2521    2   100     100     N/A        N/A


 2522    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2523    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2524    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2525    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2526    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2527    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2528    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2529    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2530    3   100     100     N/A        N/A


 2531    3   100     100     N/A        N/A


 2532    4   100     100     N/A        N/A


 2533    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2534    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2535    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2536    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2537    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2538    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2539    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2540    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2541    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2542    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2543    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2544    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2545    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2546    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2547    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2548    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2549    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2550    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2551    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2552    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2553    2   100     100     N/A        N/A


 2554    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2555    3   100     100     N/A        N/A


 2556    3   100     100     N/A        N/A


 2557    4   100     100     N/A        N/A


 2558    5   100     100     N/A        N/A


 2559    5   100     100     N/A        N/A


 2560    3   100     100     N/A        N/A


 2561    4   100     100     N/A        N/A


 2562    4   100     100     N/A        N/A


 2563    4   100     100     N/A        N/A


 2564    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 2565    4   10      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Redeemable shares.
 2566    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2567    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2568    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2569    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 2570    3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2571    4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2572    5               GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2573    6                  MATADOR INFRA B.V.                                       Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2574    7                     RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V.    Open-End       Mexico City          MEXICO
                                                                                     Investment
                                                                                     Funds
 2575    5               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2576    5               GSIP GLOBAL ADVISORS 2006, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2577    6                  GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2578    5               GSPX CARRIX LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2579    6                  GSPX, L.P.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2580    5               GSPX, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2581    5               Knight Holdco LLC                                           Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2582    5               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2583    5               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2584    2      GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2585    2      GS GLOBAL INVESTMENTS, CO.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2586    3         GS GLOBAL INVESTMENTS UK, INC.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2587    4            COUNTY UK LIMITED                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2588    5               COUNTY FUNDING                                              Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 2589    6                  COUNTY ASSETS LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2590    2      GS GLOBAL MARKETS, INC.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2591    2      GS HULL HOLDING, INC.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2592    3         THE HULL GROUP, L.L.C.                                            Offices of     Chicago        IL    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2593    4            HULL TRADING UK                                                Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 2594    4            SLK-HULL DERIVATIVES LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2595    5               HULL TRADING UK                                             Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 2596    2      GS INDIA HOLDINGS (DELAWARE) L.L.C.                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2597    3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2598    3         GS INDIA HOLDINGS L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2599    2      GS INDIA HOLDINGS L.P.                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2600    2      GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2601    3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2602    3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2603    4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                   Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2604    5               MATADOR INFRA B.V.                                          Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2605    4            GSPX, L.P.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2606    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2607    4            MATADOR GEN PAR B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2608    5               GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2609    4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2610    4            TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2611    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2612    4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2613    5               GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2614    6                  GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2615    7                     GSPX, L.P.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2616    4            GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.          Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2617    4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2618    4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2619    4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2620    5               GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2621    6                  Knight Holdco LLC                                        Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2622    4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2623    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2624    5               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2625    6                  GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE, L.P.   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2626    7                     GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2627    8                        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2628    8                        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2629    6                  GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2630    7                     GS INFRASTRUCTURE OFFSHORE                            Other          Wilmington     DE    UNITED
                               TXU HOLDINGS DELAWARE, L.P.                           Financial                           STATES
                                                                                     Vehicles
 2631    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2632    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2633    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2634    4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2635    5               GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2636    2      GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2637    3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2638    3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2639    3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS II, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2640    2      GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2641    3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2642    3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2643    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2644    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS                       Other          George Town          CAYMAN
                      I-A EMPLOYEE FUND, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 2645    5               GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2646    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, LTD.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2647    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P. Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2648    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2649    2      GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2650    2      GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2651    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2652    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2653    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2654    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2655    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II SCA                   Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2656    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR, L.L.C.       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2657    2      GS INVESTMENT STRATEGIES CANADA INC.                                 Investment     Toronto        ON    CANADA
                                                                                     Advice
 2658    2      GS INVESTMENT STRATEGIES, LLC                                        Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
 2659    3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2660    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                       Investment                          ISLANDS
                                                                                     Funds
 2661    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND HOLDINGS, L.P.                                Investment                          STATES
                                                                                     Funds
 2662    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND, L.P.                                         Investment                          STATES
                                                                                     Funds
 2663    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       Wilmington     DE    UNITED
                         AGGREGATING FUND HOLDINGS, L.P.                             Investment                          STATES
                                                                                     Funds
 2664    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         MASTER FUND, L.P.                                           Investment                          ISLANDS
                                                                                     Funds
 2665    4            GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2666    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2667    4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND, L.P.  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2668    4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER                      Open-End       Camana Bay           CAYMAN
                      OFFSHORE EMPLOYEE FUND, L.P.                                   Investment                          ISLANDS
                                                                                     Funds

 2570    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2571    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2572    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2573    6   98      100     N/A        N/A


 2574    7   79      79      N/A        N/A


 2575    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2576    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2577    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2578    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2579    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2580    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2581    5   2       25      N/A        N/A


 2582    5   N/A     2       2          24


 2583    5   N/A     100     1          11


 2584    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2585    2   100     100     N/A        N/A


 2586    3   100     100     N/A        N/A


 2587    4   100     100     100        100


 2588    5   100     100     N/A        N/A


 2589    6   100     100     N/A        N/A


 2590    2   100     100     N/A        N/A


 2591    2   100     100     N/A        N/A


 2592    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2593    4   99      100     N/A        N/A


 2594    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2595    5   1       100     N/A        N/A


 2596    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2597    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2598    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2599    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2600    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2601    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2602    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2603    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2604    5   1       100     N/A        N/A


 2605    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2606    4   1       25      N/A        N/A


 2607    4   100     100     N/A        N/A


 2608    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2609    4   1       2       N/A        24


 2610    4   N/A     100     1          11


 2611    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2612    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2613    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2614    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2615    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2616    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2617    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2618    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2619    4   100     100     N/A        N/A


 2620    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2621    6   1       25      N/A        N/A


 2622    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2623    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2624    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2625    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2626    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2627    8   N/A     2       6          24


 2628    8   N/A     100     2          11


 2629    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2630    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2631    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2632    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2633    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2634    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2635    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2636    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2637    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2638    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2639    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2640    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2641    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2642    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2643    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2644    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2645    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2646    3   100     100     N/A        N/A


 2647    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2648    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2649    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2650    2   100     100     N/A        N/A


 2651    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2652    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2653    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2654    2   100     100     N/A        N/A


 2655    3   100     100     N/A        N/A


 2656    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2657    2   100     100     N/A        N/A

 2658    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 2659    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2660    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2661    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2662    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2663    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2664    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2665    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2666    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2667    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2668    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2669    4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2670    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      OFFSHORE AGGREGATING FUND, L.P.                                Investment                          ISLANDS
                                                                                     Funds
 2671    4            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2672    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 2673    4            GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.                Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2674    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2675    4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2676    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2677    3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2678    4            GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2679    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 2680    2      GS ISS ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2681    3         GOLDMAN SACHS ISS INVESTORS, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2682    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2683    2      GS JRVR OFFSHORE ADVISORS, INC.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2684    3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2685    2      GS KMI ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2686    3         GOLDMAN SACHS KMI INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2687    2      GS KMI INVESTORS SLP, L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2688    2      GS LEG INVESTORS (EURO) COMPANY                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2689    2      GS LEG INVESTORS COMPANY                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2690    2      GS LOAN PARTNERS I ADVISORS, LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2691    3         GS LOAN PARTNERS I, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2692    4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2693    5               GSLP I OFFSHORE A S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2694    5               GSLP I OFFSHORE HOLDINGS FUND A, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2695    3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2696    3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2697    2      GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2698    2      GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2699    3         GS LOAN PARTNERS I OFFSHORE B, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2700    4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2701    5               GSLP I OFFSHORE B S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2702    5               GSLP I OFFSHORE HOLDINGS FUND B, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2703    3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2704    3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2705    2      GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2706    3         GS LOAN PARTNERS I OFFSHORE C, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2707    4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2708    5               GSLP I OFFSHORE C S.A R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2709    5               GSLP I OFFSHORE HOLDINGS FUND C, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2710    3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2711    3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2712    2      GS LOAN PARTNERS I OFFSHORE B, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2713    2      GS LOAN PARTNERS I OFFSHORE C, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2714    2      GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2715    3         GS LOAN PARTNERS I ONSHORE, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2716    2      GS LOAN PARTNERS I ONSHORE, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2717    2      GS LOAN PARTNERS I, L.P.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2718    2      GS LPII HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2719    2      GS LVB ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2720    2      GS MACRO INVESTMENTS LLC                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2721    2      GS MBEYE ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2722    3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2723    2      GS MEHETIA CORP.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2724    3         GS MEHETIA PARTNERSHIP LP                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2725    4            MEHETIA HOLDINGS INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2726    5               MEHETIA INC.                                                All Other      Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 2727    3         MEHETIA HOLDINGS INC.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2728    2      GS MEHETIA LLC                                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2729    3         GS MEHETIA PARTNERSHIP LP                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2730    3         MEHETIA HOLDINGS INC.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2731    2      GS MEZZANINE ADVISORS 2006, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2732    3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2733    3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2734    3         GS MEZZANINE PARTNERS 2006, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2735    2      GS MEZZANINE ADVISORS II, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2736    3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2737    3         GS MEZZANINE PARTNERS II, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2738    2      GS MEZZANINE ADVISORS III, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2739    3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2740    4            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2741    5               GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2742    6                  ALCHEMY HOLDING S.A.R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2743    6                  GSMP 3 S.A.R.L.                                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2744    4            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2745    3         GS MEZZANINE PARTNERS III, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2746    4            GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2747    5               GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2748    6                  ALCHEMY HOLDING S.A.R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2749    6                  GSMP 3 ONSHORE S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2750    4            GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2751    2      GS MEZZANINE ADVISORS V, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2752    3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2753    3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2754    3         GS MEZZANINE PARTNERS V, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2755    2      GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2756    2      GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2757    2      GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2758    2      GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2759    2      GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2760    2      GS MEZZANINE PARTNERS 2006, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2761    2      GS MEZZANINE PARTNERS II OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2762    2      GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2763    2      GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2764    3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2765    3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2766    3         GS MEZZANINE PARTNERS III, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2767    2      GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2669    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2670    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2671    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2672    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2673    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2674    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2675    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2676    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2677    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2678    4   100     100     N/A        N/A


 2679    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2680    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2681    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2682    4   3       44      N/A        N/A


 2683    2   100     100     N/A        N/A


 2684    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2685    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2686    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2687    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2688    2   100     100     N/A        N/A


 2689    2   100     100     N/A        N/A


 2690    2   100     100     N/A        N/A


 2691    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2692    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2693    5   100     100     N/A        N/A


 2694    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2695    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2697    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2698    2   100     100     N/A        N/A


 2699    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2700    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2701    5   100     100     N/A        N/A


 2702    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2703    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2704    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2705    2   100     100     N/A        N/A


 2706    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2707    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2708    5   100     100     N/A        N/A


 2709    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2710    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2711    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2712    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2713    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2714    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2715    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2716    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2717    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2718    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2719    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2720    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2721    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2722    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2723    2   100     100     N/A        N/A


 2724    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2725    4   30      100     N/A        N/A


 2726    5   100     100     N/A        N/A



 2727    3   20      100     N/A        N/A


 2728    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2729    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2730    3   50      100     N/A        N/A


 2731    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2732    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2733    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2734    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2735    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2736    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2737    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2738    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2739    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2740    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2741    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2742    6   1       99      N/A        N/A


 2743    6   100     100     N/A        N/A


 2744    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2745    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2746    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2747    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2748    6   2       99      N/A        N/A


 2749    6   100     100     N/A        N/A


 2750    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2751    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2752    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2753    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2754    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2755    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2756    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2757    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2758    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2759    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2760    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2761    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2762    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2763    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2764    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2765    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2766    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2767    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 2768    3         GS MEZZANINE PARTNERS III EMPLOYEE FUND                           Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2769    3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2770    3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2771    4            GS MEZZANINE PARTNERS III PIA FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2772    3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2773    2      GS MEZZANINE PARTNERS III OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2774    2      GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2775    2      GS MEZZANINE PARTNERS III PIA FUND, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2776    2      GS MEZZANINE PARTNERS III, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2777    2      GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2778    2      GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                         Other          George Town          CAYMAN
                OFFSHORE, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
 2779    2      GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                         Other          Wilmington     DE    UNITED
                ONSHORE, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 2780    2      GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2781    2      GS MEZZANINE PARTNERS V OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2782    2      GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2783    3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                      Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2784    3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2785    3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2786    2      GS MEZZANINE PARTNERS V PIA FUND, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2787    2      GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2788    3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2789    2      GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2790    2      GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2791    2      GS MEZZANINE PARTNERS V, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2792    2      GS MORTGAGE SECURITIES CORP.                                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2793    2      GS MORTGAGE SECURITIES CORPORATION II                                Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2794    2      GS MUNICIPAL PRODUCTS L.L.C.                                         Trust,         Wilmington     DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2795    2      GS NEW MARKETS FUND PNR, INC.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2796    3         GS NEW MARKETS FUND, LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2797    2      GS NEW MARKETS FUND, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2798    2      GS OPPORTUNITY ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2799    3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2800    3         GS OPPORTUNITY PARTNERS, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2801    2      GS PCP CORE PLUS 2002 GP, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2802    3         GS PCP CORE PLUS REAL ESTATE INCOME FUND                          Other          Wilmington     DE    UNITED
                   2002, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 2803    4            GS CORE PLUS REAL ESTATE INCOME FUND                           Other          Wilmington     DE    UNITED
                      2002, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2804    2      GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2805    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND III, LLC                                                     Financial                           STATES
                                                                                     Vehicles
 2806    2      GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2807    2      GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2808    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND V, L.L.C.                                                    Financial                           STATES
                                                                                     Vehicles
 2809    2      GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2810    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND VI, LLC                                                      Financial                           STATES
                                                                                     Vehicles
 2811    4            Goldman Sachs Private Equity Group Master                      Other          Wilmington     DE    UNITED
                      Fund VI, LLC                                                   Financial                           STATES
                                                                                     Vehicles
 2812    5               GOLDMAN SACHS PRIVATE EQUITY PARTNERS                       Other          George Town          CAYMAN
                         X OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2813    6                  GS PEP SAFWAY HOLDINGS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2814    5               GOLDMAN SACHS VINTAGE FUND V EUROPE                         Other          Edinburgh            UNITED
                         HOLDINGS, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2815    6                  GOLDMAN SACHS PRIVATE EQUITY                             Other          George Town          CAYMAN
                            HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2816    7                     GSPEH RAVEN MANAGER STAKE LLC                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2817    2      GS PIA 2000 EMPLOYEE FUND, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2818    2      GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2819    2      GS PIA ADVISORS I, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2820    3         GS PIA PARTNERS I, L.P.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2821    2      GS PIA PARTNERS I, L.P.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2822    2      GS POWER HOLDINGS LLC                                                Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 2823    3         COGENTRIX ENERGY, LLC                                             Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2824    4            CALYPSO ENERGY HOLDINGS LLC                                    Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2825    5               BEALE GENERATING COMPANY LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2826    6                  JMC SELKIRK HOLDINGS, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2827    7                     JMC SELKIRK LLC                                       Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2828    8                        PENTAGEN INVESTORS, L.P.                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2829    9                           SELKIRK COGEN PARTNERS, L.P.                    Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2830   10                              SELKIRK COGEN FUNDING CORPORATION            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2831    8                        SELKIRK COGEN PARTNERS, L.P.                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2832    5               COGENTRIX MID-AMERICA, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2833    6                  COGENTRIX COTTAGE GROVE, LLC                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2834    6                  COGENTRIX WHITEWATER, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2835    7                     LSP-WHITEWATER I LLC                                  Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2836    8                        LSP-WHITEWATER LIMITED PARTNERSHIP                 Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2837    7                           LSP-WHITEWATER LIMITED PARTNERSHIP              Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2838    5               COGENTRIX OF RATHDRUM, LLC                                  Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2839    6                  RATHDRUM POWER, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2840    5               COGENTRIX/CARNEYS POINT, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2841    6                  CHAMBERS COGENERATION LIMITED PARTNERSHIP                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2842    5               COGENTRIX/LOGAN, LLC                                        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2843    6                  GRANITE GENERATING COMPANY, L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2844    7                     GRANITE WATER SUPPLY COMPANY, INC.                    Water supply   Wilmington     DE    UNITED
                                                                                     systems                             STATES
 2845    7                     KEYSTONE URBAN RENEWAL LIMITED PARTNERSHIP            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2846    6                  KEYSTONE COGENERATION COMPANY, L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2847    7                     KEYSTONE URBAN RENEWAL LIMITED PARTNERSHIP            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2848    6                  LOGAN GENERATING COMPANY, L.P.                           Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2849    5               COGENTRIX/NORTHAMPTON, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2850    6                  NORTHAMPTON GENERATING COMPANY, L.P.                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2851    7                     NORTHAMPTON FUEL SUPPLY COMPANY, INC.                 Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2852    7                     NORTHAMPTON WATER SUPPLY, INC.                        Water supply   Wilmington     DE    UNITED
                                                                                     systems                             STATES
 2853    5               COGENTRIX/PLAINS END HOLDINGS, LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2854    5               COGENTRIX/SCRUBGRASS, LLC                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2855    6                  SCRUBGRASS GENERATING COMPANY, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2856    7                     CLEARFIELD PROPERTIES, INC.                           Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2857    7                     LEECHBURG PROPERTIES, INC.                            Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2858    5               EAGLE POWER II LLC                                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2859    6                  GRANITE GENERATING COMPANY, L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2860    6                  KEYSTONE COGENERATION COMPANY, L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2861    6                  LOGAN POWER LP                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2862    7                     LOGAN GENERATING COMPANY, L.P.                        Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2863    5               FALCON POWER LLC                                            Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2864    6                  SCRUBGRASS GENERATING COMPANY, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2865    6                  SCRUBGRASS POWER LLC                                     Offices of     Harrisburg     PA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2866    7                     SCRUBGRASS GENERATING COMPANY, L.P.                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation

 2768    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2770    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2771    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2772    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2773    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2774    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2775    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2776    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2777    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2778    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2779    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2780    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2781    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2782    2   100     100     N/A        N/A


 2783    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2784    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2785    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2786    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2787    2   44      44      N/A        N/A


 2788    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2789    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2790    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2791    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2792    2   100     100     N/A        N/A





 2793    2   100     100     N/A        N/A





 2794    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2795    2   100     100     N/A        N/A


 2796    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2797    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2798    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2799    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2800    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2801    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2802    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2803    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2804    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2805    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2806    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2807    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2808    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2809    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2810    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2811    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2812    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2813    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2814    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2815    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2816    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2817    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2818    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2819    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2820    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2821    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2822    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2823    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2824    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2825    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2826    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2827    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2828    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2829    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2830   10   100     100     N/A        N/A


 2831    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2832    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2833    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2834    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2835    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2836    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2837    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2838    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2839    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2840    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2841    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2842    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2843    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2844    7   100     100     N/A        N/A

 2845    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2846    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2847    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2848    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2849    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2850    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2851    7   100     100     N/A        N/A



 2852    7   100     100     N/A        N/A

 2853    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2854    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2855    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2856    7   100     100     N/A        N/A



 2857    7   100     100     N/A        N/A



 2858    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2859    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2860    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2861    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2862    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2863    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2864    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2865    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2866    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2867    5               GARNET POWER, LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2868    6                  CARNEYS POINT GENERATING COMPANY                         Fossil Fuel    Albany         NY    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2869    5               HICKORY POWER LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2870    5               JAEGER II LLC                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2871    6                  NORTHAMPTON GENERATING COMPANY, L.P.                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2872    5               LOGAN POWER LP                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2873    5               PALM POWER LLC                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2874    6                  INDIANTOWN COGENERATION, L.P.                            Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2875    7                     INDIANTOWN COGENERATION FUNDING CORPORATION           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2876    6                  THALEIA, LLC                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2877    7                     INDIANTOWN COGENERATION, L.P.                         Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2878    7                     INDIANTOWN PROJECT INVESTMENT PARTNERSHIP,            Offices of     Wilmington     DE    UNITED
                               L.P.                                                  Other Holding                       STATES
                                                                                     Companies
 2879    8                        INDIANTOWN COGENERATION, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2880    5               PEREGRINE POWER LLC                                         Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2881    6                  CHAMBERS COGENERATION LIMITED PARTNERSHIP                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2882    5               PLAINS END FINANCING HOLDING COMPANY, LLC                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2883    6                  PLAINS END FINANCING, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2884    7                     PLAINS END II, LLC                                    Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2885    7                     PLAINS END, LLC                                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2886    5               TOPAZ POWER, LLC                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2887    6                  CARNEYS POINT GENERATING COMPANY                         Fossil Fuel    Albany         NY    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2888    5               TOYAN ENTERPRISES, LLC                                      Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2889    6                  INDIANTOWN COGENERATION, L.P.                            Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2890    6                  INDIANTOWN PROJECT INVESTMENT PARTNERSHIP, L.P.          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2891    5               WINDSOR FINANCING HOLDING COMPANY, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2892    6                  WINDSOR FINANCING LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2893    7                     SPRUANCE GENCO, LLC                                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2894    4            COGENTRIX DELAWARE HOLDINGS, LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2895    5               COGENTRIX EASTERN AMERICA, LLC                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2896    6                  CEDAR POWER CORPORATION                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2897    7                     CEDAR I POWER CORPORATION                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2898    8                        CEDAR II POWER CORPORATION                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2899    6                  COGENTRIX POWER HOLDINGS II LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2900    7                     COGENTRIX ENERGY POWER COMPANY LLC                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2901    8                        COGENTRIX SOLAR SERVICES, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2902    9                           APACHE SOLAR ENERGY, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2903    9                           SOLAR INVESTMENTS I, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2904    9                           SOLAR INVESTMENTS VI, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2905    9                           SOLAR INVESTMENTS VIII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2906    9                           SOLAR INVESTMENTS X, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2907    9                           SOLAR INVESTMENTS XI, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2908    9                           SOLAR INVESTMENTS XIII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2909    9                           SOLAR INVESTMENTS XIX, LLC                      Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2910    9                           SOLAR INVESTMENTS XV, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2911    9                           SOLAR INVESTMENTS XVI, LLC                      Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2912    9                           SOLAR INVESTMENTS XVII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2913    9                           SOLAR INVESTMENTS XVIII, LLC                    Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2914    9                           SOLAR INVESTMENTS XX, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2915    9                           SOLAR LAND HOLDINGS LLC                         Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2916    9                           SUNRAY ENERGY, INC.                             Other Electric Sacramento     CA    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2917    8                        FALCON POWER LLC                                   Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2918    8                        INDIAN ORCHARD GENERATING COMPANY, INC.            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2919    8                        JMCS I HOLDINGS, INC.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2920    9                           PENTAGEN INVESTORS, L.P.                        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2921    8                        JMCS I MANAGEMENT, LLC                             Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2922    8                        ORCHARD GAS CORPORATION                            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2923    8                        RAPTOR HOLDINGS COMPANY                            Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2924    9                           GRAY HAWK POWER CORPORATION                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2925   10                              CEDAR BAY COGENERATION, INC.                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2926    6                  COGENTRIX/NORTHAMPTON, LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2927    5               COGENTRIX ENERGY POWER MARKETING, INC.                      Electric power Raleigh        NC    UNITED
                                                                                     broker                              STATES
 2928    5               COGENTRIX FUELS MANAGEMENT, INC.                            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2929    5               COGENTRIX HOLDINGS CORPORATION                              Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2930    6                  COGENTRIX OF RICHMOND, INC.                              Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2931    7                     SPRUANCE OPERATING SERVICES, LLC                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2932    6                  COGENTRIX OF ROCKY MOUNT, INC.                           Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2933    7                     EDGECOMBE OPERATING SERVICES, LLC                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2934    6                  COGENTRIX, INC.                                          Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2935    7                     CI PROPERTIES, INC.                                   Other          Raleigh        NC    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2936    7                     COGENTRIX OF VIRGINIA, INC.                           Corporate,     Richmond       VA    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2937    8                        CAPISTRANO COGENERATION COMPANY                    Corporate,     Sacramento     CA    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2938    9                           JAMES RIVER COGENERATION COMPANY                Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2939    8                        JAMES RIVER COGENERATION COMPANY                   Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2940    7                     COGENTRIX VIRGINIA LEASING CORPORATION                Fossil Fuel    Raleigh        NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2941    7                     COGENTRIX-MEXICO, INC.                                Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2942    5               COGENTRIX OF BIRCHWOOD I, INC.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2943    6                  COGENTRIX/BIRCHWOOD ONE PARTNERS                         Offices of     Charlotte      NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2944    5               COGENTRIX OF BIRCHWOOD II, INC.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2945    6                  COGENTRIX/BIRCHWOOD ONE PARTNERS                         Offices of     Charlotte      NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2946    5               COGENTRIX PARTS COMPANY, INC.                               Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2947    5               COGENTRIX SOUTHAVEN HOLDINGS II, INC.                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2948    6                  COGENTRIX SOUTHAVEN FUNDING, LLC                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2949    7                     SOUTHAVEN POWER, LLC                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2950    6                  SOUTHAVEN POWER, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2951    5               COGENTRIX SOUTHAVEN HOLDINGS, INC.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2952    6                  COGENTRIX SOUTHAVEN FUNDING, LLC                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2953    6                  SOUTHAVEN POWER, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2954    5               COGENTRIX ZYDECO, LLC                                       Development of Wilmington     DE    UNITED
                                                                                     Coal                                STATES
                                                                                     Gasification
                                                                                     Project
 2955    4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2956    4            COGENTRIX INTERNATIONAL HOLDINGS, INC.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2957    5               COGENTRIX INTERNATIONAL HOLDINGS, BV                        Offices of     Amsterdam            NETHERLANDS
                                                                                     Other Holding
                                                                                     Companies
 2958    6                  COGENTRIX MAURITIUS COMPANY                              Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2959    6                  YELLOW SEA COGENERATION COMPANY, LTD.                    Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2960    5               COGENTRIX INTERNATIONAL TURKEY I, LLC                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2961    5               COGENTRIX INTERNATIONAL TURKEY II, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2962    5               COGENTRIX INTERNATIONAL TURKEY III, LLC                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2963    5               COGENTRIX INTERNATIONAL UK LIMITED                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2964    6                  ETI ELEKTRIK URETIM, A.S.                                Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2965    7                     BASAT ELEKTRIK URETIM VE TICARET L.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation

 2867    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2868    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2869    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2870    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2871    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2872    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2873    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2874    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2875    7   100     100     N/A        N/A


 2876    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2877    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2878    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2879    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2880    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2881    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2882    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2883    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2884    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2885    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2886    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2887    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2888    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2889    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2890    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2891    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2892    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2893    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2894    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2895    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2896    6   100     100     N/A        N/A


 2897    7   100     100     N/A        N/A


 2898    8   100     100     N/A        N/A


 2899    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2900    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2901    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2902    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2903    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2904    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2905    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2906    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2907    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2908    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2909    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2910    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2911    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2912    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2913    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2914    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2915    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2916    9   100     100     N/A        N/A


 2917    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2918    8   100     100     N/A        N/A


 2919    8   100     100     N/A        N/A


 2920    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2921    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2922    8   100     100     N/A        N/A

 2923    8   100     100     N/A        N/A


 2924    9   100     100     N/A        N/A


 2925   10   100     100     N/A        N/A


 2926    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2927    5   100     100     N/A        N/A

 2928    5   100     100     N/A        N/A

 2929    5   100     100     N/A        N/A


 2930    6   100     100     N/A        N/A


 2931    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2932    6   100     100     N/A        N/A


 2933    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2934    6   100     100     N/A        N/A


 2935    7   100     100     N/A        N/A



 2936    7   100     100     N/A        N/A




 2937    8   100     100     N/A        N/A




 2938    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2939    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2940    7   100     100     N/A        N/A


 2941    7   100     100     N/A        N/A


 2942    5   100     100     N/A        N/A


 2943    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2944    5   100     100     N/A        N/A


 2945    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2946    5   100     100     N/A        N/A

 2947    5   100     100     N/A        N/A


 2948    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2949    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2950    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2951    5   100     100     N/A        N/A


 2952    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2953    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2954    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 2955    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2956    4   100     100     N/A        N/A


 2957    5   100     100     N/A        N/A


 2958    6   90      100     N/A        N/A


 2959    6   100     100     N/A        N/A


 2960    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2961    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2962    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2963    5   100     100     N/A        N/A


 2964    6   100     100     N/A        N/A


 2965    7   99      99      N/A        N/A



 2966    7                     DERTON ELEKTRIK URETIM VE TICARET A.S.                Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2967    7                     DORAT ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2968    7                     EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.         Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2969    7                     FIRAT ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2970    7                     KARET ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2971    7                     MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.          Hydroelectric  Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2972    7                     SONAT ELEKTRIK URETIM VE TICARET A.S.                 Hydroelectric  Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2973    7                     UCGEN ENERJI ELEKTRIK URETIM L.S.                     Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2974    7                     YADE ELEKTRIK URETIM VE TICARET L.S.                  Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2975    5               COGENTRIX MAURITIUS COMPANY                                 Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2976    5               COGENTRIX OF BRAZIL, INC.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2977    4            COGENTRIX POWER HOLDINGS I LLC                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2978    5               COGENTRIX OPERATING SERVICES HOLDINGS, LLC                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2979    6                  COTTAGE GROVE OPERATING SERVICES,  LLC                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2980    6                  PLAINS END OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2981    6                  PORTSMOUTH OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2982    6                  RATHDRUM CONSTRUCTION COMPANY, INC.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2983    6                  RATHDRUM OPERATING SERVICES COMPANY, INC.                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2984    6                  SUNRAY OPERATING SERVICES, LLC                           Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2985    6                  WHITEWATER OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2986    5               U.S OPERATING SERVICES HOLDINGS, LLC                        Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2987    6                  POWER SERVICES COMPANY                                   Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2988    6                  U.S. OPERATING SERVICES COMPANY                          Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2989    6                  USGEN HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2990    7                     POWER SERVICES COMPANY                                Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2991    6                  USOSC HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2992    7                     U.S. OPERATING SERVICES COMPANY                       Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2993    4            COGENTRIX WIND HOLDINGS LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2994    5               VIENTO DE PUERTO RICO, LLC                                  Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2995    4            GRIDPOINT, INC.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2996    4            SPECTRAWATT, INC.                                              Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2997    3         GRIDPOINT, INC.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2998    2      GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2999    3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3000    2      GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3001    3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3002    2      GS PRIVATE EQUITY MANAGEMENT, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3003    3         GS PRIVATE EQUITY PARTNERS, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3004    4            GS CAPITAL PARTNERS 2000, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3005    2      GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3006    3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND                     Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3007    3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE                          Other          Wilmington     DE    UNITED
                   FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 3008    4            EDUCATION MANAGEMENT CORPORATION                               Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3009    2      GS PS 90 MEMBER LLC                                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3010    2      GS RBD HOLDINGS I CORP.                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3011    3         GS RBD HOLDINGS, L.P.                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3012    4            OOO GOLDMAN SACHS                                              Securities     Moscow               RUSSIA
                                                                                     Brokerage
 3013    2      GS RBD HOLDINGS II CORP.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3014    3         GS RBD HOLDINGS, L.P.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3015    2      GS RE HOLDINGS, INC.                                                 All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3016    3         INSTITUTIONAL LIFE SERVICES (FLORIDA), LLC                        All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3017    3         LONGMORE CAPITAL, LLC                                             All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3018    3         LONGMORE CREDIT SERVICES, LLC                                     All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3019    3         LONGMORE CREDIT, LLC                                              Consumer       Wilmington     DE    UNITED
                                                                                     Lending                             STATES
 3020    3         QXX INDEX CO., LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3021    2      GS REA HOLDINGS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3022    3         GS REA GOLDENBRIDGE HOLDINGS LLC                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3023    2      GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3024    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          George Town          CAYMAN
                   (CAYMAN) LIMITED PARTNERSHIP                                      Financial                           ISLANDS
                                                                                     Vehicles
 3025    2      GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3026    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          George Town          CAYMAN
                   (CORPORATE) LIMITED PARTNERSHIP                                   Financial                           ISLANDS
                                                                                     Vehicles
 3027    2      GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.                  Other          George Town          CAYMAN
                                                                                     activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3028    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   (TREATY) LIMITED PARTNERSHIP                                      Financial                           STATES
                                                                                     Vehicles
 3029    2      GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,  L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3030    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   (U.S.) LIMITED PARTNERSHIP                                        Financial                           STATES
                                                                                     Vehicles
 3031    2      GS REALTY INCOME ADVISORS, L.L.C. 2002                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3032    3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3033    2      GS RISK ADVISORS, INC.                                               Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 3034    3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                           All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 3035    3         GOLDMAN SACHS RISK ADVISORS, L.P.                                 All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3036    2      GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD                         Securities     Mexico City          MEXICO
                ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE                  Brokerage
                OBJETO MULTIPLE, ENTIDAD NO REGULADA
 3037    2      GS SITE 25 HOTEL HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3038    3         GS SITE 25 HOTEL, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3039    2      GS SITE 25 RETAIL HOLDINGS, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3040    3         GS SITE 25 RETAIL, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3041    2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3042    3         AQUAMARINE (DELAWARE) L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3043    3         GSSOAF HOLDING COMPANY                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3044    4            AQUAMARINE B.V.                                                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 3045    4            ASO I (MAURITIUS) LIMITED                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3046    4            GAMMA CAPITAL L.L.C.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3047    4            VERDE INVESTMENTS (IRELAND) LIMITED                            Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3048    2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3049    3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3050    2      GS TRAVELER, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3051    2      GS TXU ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3052    3         GOLDMAN SACHS TXU INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3053    2      GS TXU OFFSHORE ADVISORS, INC.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3054    3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3055    3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3056    4            GOLDMAN SACHS TXU INVESTORS OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3057    2      GS UDC PARTNERS MEMBER LLC                                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3058    2      GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3059    3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3060    3         GS VINTAGE II EMPLOYEE FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3061    2      GS YES ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3062    2      GSAM - THL ACCESS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3063    3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS,  L.L.C.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3064    4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2966    7   99      99      N/A        N/A


 2967    7   99      99      N/A        N/A


 2968    7   99      99      N/A        N/A


 2969    7   99      99      N/A        N/A


 2970    7   99      99      N/A        N/A


 2971    7   99      99      N/A        N/A


 2972    7   100     100     N/A        N/A


 2973    7   99      99      N/A        N/A


 2974    7   99      99      N/A        N/A


 2975    5   10      100     N/A        N/A


 2976    5   100     100     N/A        N/A


 2977    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2978    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2979    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2980    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2981    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2982    6   100     100     N/A        N/A


 2983    6   100     100     N/A        N/A


 2984    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2985    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2986    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2987    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2988    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2989    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2990    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2991    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2992    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2993    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2994    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2995    4   2       9       N/A        N/A        The direct holder has control
                                                   through other interest.

 2996    4   30      30      N/A        N/A

 2997    3   6       9       N/A        N/A        The direct holder has control
                                                   through other interest.

 2998    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2999    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3000    2   99      100     N/A        N/A


 3001    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3002    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3003    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3004    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3005    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3006    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3007    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3008    4   1       42      N/A        N/A


 3009    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3010    2   100     100     N/A        N/A


 3011    3    N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3012    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3013    2   100     100     N/A        N/A


 3014    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3015    2   100     100     N/A        N/A



 3016    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3017    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3018    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3019    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3020    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3021    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3022    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3023    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3024    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3025    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3026    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3027    2   100     100     N/A        N/A



 3028    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3029    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3030    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3031    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3032    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3033    2   100     100     N/A        N/A


 3034    3   1       100     N/A        N/A



 3035    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3036    2   99      100     N/A        N/A


 3037    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3038    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3039    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3040    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3041    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3042    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3043    3   41      100     N/A        N/A


 3044    4   36      100     N/A        N/A


 3045    4   100     100     100        100


 3046    4   34      50      27         49


 3047    4   100     100     N/A        N/A


 3048    2   100     100     N/A        N/A


 3049    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3050    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3051    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3052    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3053    2   100     100     N/A        N/A


 3054    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3055    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3056    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3057    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3058    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3059    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3060    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3061    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3062    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3063    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3064    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3065    4            THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3066    4            THL EQUITY FUND VI - GS ACCESS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3067    3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3068    2      GSAM GEN-PAR II, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3069    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3070    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3071    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3072    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          George Town          CAYMAN
                      FUND OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3073    5               GOLDMAN SACHS PERRY PRIVATE                                 Other          George Town          CAYMAN
                         OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                  Financial                           ISLANDS
                                                                                     Vehicles
 3074    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3075    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3076    3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3077    4            GOLDMAN SACHS PETERSHILL FUND, L.P.                            Open-End       New York       NY    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3078    4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3079    3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3080    4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 3081    4            GOLDMAN SACHS PETERSHILL PMD QP FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3082    2      GSAM GEN-PAR, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3083    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS                     Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3084    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                      Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3085    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS                     Other          George Town          CAYMAN
                   OFFSHORE, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3086    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                      Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3087    5               GOLDMAN SACHS COLUMBUS CO-INVESTMENT                        Other          George Town          CAYMAN
                         FUND OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3088    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT                              Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3089    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT                           Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3090    3         GOLDMAN SACHS CONCENTRATED MEZZANINE &                            Other          Wilmington     DE    UNITED
                   DISTRESSED FUND II GP, LLC                                        Financial                           STATES
                                                                                     Vehicles
 3091    4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND                       Other          Wilmington     DE    UNITED
                      DISTRESSED FUND II, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3092    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3093    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES                            Other          Wilmington     DE    UNITED
                   ADVISORS (FL), L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 3094    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      (FL), L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3095    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES                            Other          Wilmington     DE    UNITED
                   ADVISORS II, L.L.C.                                               Financial                           STATES
                                                                                     Vehicles
 3096    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND II, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3097    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3098    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND II OFFSHORE, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3099    5               GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II              Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3100    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3101    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND II OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3102    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3103    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND III, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 3104    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3105    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND III OFFSHORE, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3106    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3107    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND III OFFSHORE HOLDINGS, L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 3108    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3109    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND IV, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3110    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          Wilmington     DE    UNITED
                   EMPLOYEE FUNDS GP, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 3111    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV EMPLOYEE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3112    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          George Town          CAYMAN
                      EMPLOYEE FUND OFFSHORE, LTD.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3113    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 3114    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          George Town          CAYMAN
                      PMD QP FUND OFFSHORE, LTD.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3115    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          Wilmington     DE    UNITED
                      PMD QP FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3116    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3117    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV OFFSHORE, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3118    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3119    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3120    3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3121    4            GOLDMAN SACHS EARLY SECONDARIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3122    5               GOLDMAN SACHS EARLY SECONDARIES FUND                        Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3123    3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE                          Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3124    4            GOLDMAN SACHS EARLY SECONDARIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3125    3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO                        Other          Wilmington     DE    UNITED
                   STATE ADVISORS, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
 3126    4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3127    4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3128    5               GOLDMAN SACHS PALMETTO STATE CREDIT                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3129    4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3130    5               GOLDMAN SACHS YES INVESTORS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3131    5               GS LOAN PARTNERS I ONSHORE, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3132    3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3133    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3134    3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3135    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      (NJ) II, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3136    3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3137    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3138    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3139    3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3140    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 - DIRECT INVESTMENT FUND, L.P.                            Financial                           STATES
                                                                                     Vehicles
 3141    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3142    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3143    3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3144    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 - MANAGER FUND, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 3145    3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3146    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3147    3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3148    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3149    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3150    3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                            Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3151    4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                         Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3152    5               GOLDMAN SACHS PEP 2004 US-FOCUSED                           Other          George Town          CAYMAN
                         (KP) OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3153    3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3154    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3155    3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3156    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005 - DIRECT INVESTMENT FUND, L.P.                            Financial                           STATES
                                                                                     Vehicles
 3157    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3158    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3159    3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3160    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005 - MANAGER FUND, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 3161    3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3162    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2005 OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3163    3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles

 3065    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3066    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3067    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3068    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3069    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3070    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3071    3   100     100     N/A        N/A


 3072    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3073    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3074    3   100     100     N/A        N/A


 3075    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3076    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3077    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3078    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3079    3   100     100     N/A        N/A


 3080    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3081    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3082    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3083    3   100     100     N/A        N/A


 3084    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3085    3   100     100     N/A        N/A


 3086    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3087    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3088    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3089    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3090    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3091    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3092    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3093    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3094    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3095    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3096    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3097    3   100     100     N/A        N/A


 3098    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3099    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3100    3   100     100     N/A        N/A


 3101    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3102    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3103    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3104    3   100     100     N/A        N/A


 3105    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3106    3   100     100     N/A        N/A


 3107    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3108    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3109    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3110    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3111    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3112    4   100     100     N/A        N/A


 3113    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3114    4   100     100     N/A        N/A


 3115    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3116    3   100     100     N/A        N/A


 3117    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3118    3   100     100     N/A        N/A


 3119    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3120    3   100     100     N/A        N/A


 3121    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3122    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3123    3   100     100     N/A        N/A


 3124    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3125    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3126    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3127    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3128    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3129    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3130    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3131    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3132    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3133    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3134    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3135    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3136    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3137    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3138    5   1       42      N/A        N/A


 3139    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3140    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3141    5   1       42      N/A        N/A


 3142    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3143    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3144    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3145    3   100     100     N/A        N/A


 3146    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3147    3   100     100     N/A        N/A


 3148    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3149    5   1       42      N/A        N/A


 3150    3   100     100     N/A        N/A


 3151    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3152    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3153    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3154    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3155    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3156    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3157    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3158    5   1       30      N/A        N/A


 3159    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3160    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3161    3   100     100     N/A        N/A


 3162    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3163    3   100     100     N/A        N/A



 3164    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2005 OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3165    3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3166    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      ASIA FUND, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3167    3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3168    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      ASIA OFFSHORE FUND, L.P.                                       Financial                           ISLANDS
                                                                                     Vehicles
 3169    3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3170    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3171    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3172    3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT                            Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3173    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          Wilmington     DE    UNITED
                      - DIRECT INVESTMENT FUND, L.P.                                 Financial                           STATES
                                                                                     Vehicles
 3174    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3175    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3176    3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3177    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          Wilmington     DE    UNITED
                      - MANAGER FUND, L.P.                                           Financial                           STATES
                                                                                     Vehicles
 3178    3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3179    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3180    3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3181    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3182    5               GS PEP IX Offshore YES Holdings Corp.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3183    6                  YES NETWORK HOLDING COMPANY, LLC                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3184    5               GS PEP SAFWAY HOLDINGS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3185    3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER                            Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3186    4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER                         Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3187    3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3188    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3189    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3190    3         GOLDMAN SACHS PEP X DIRECT INVESTMENT                             Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3191    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -                      Other          Wilmington     DE    UNITED
                      DIRECT INVESTMENT FUND, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 3192    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3193    3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3194    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -                      Other          Wilmington     DE    UNITED
                      MANAGER FUND, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3195    3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3196    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X                        Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3197    5               GOLDMAN SACHS PRIVATE EQUITY PARTNERS                       Other          George Town          CAYMAN
                         X OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3198    3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3199    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X                        Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3200    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   ENERGY ADVISORS, L.L.C.                                           Financial                           STATES
                                                                                     Vehicles
 3201    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      ENERGY FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3202    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE OFFSHORE ADVISORS, INC.                                Financial                           ISLANDS
                                                                                     Vehicles
 3203    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 3204    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      HEALTHCARE FUND OFFSHORE, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3205    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         CONCENTRATED HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.        Financial                           ISLANDS
                                                                                     Vehicles
 3206    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC.                       Financial                           ISLANDS
                                                                                     Vehicles
 3207    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   OPPORTUNITIES ADVISORS, L.L.C.                                    Financial                           STATES
                                                                                     Vehicles
 3208    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3209    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.                            Financial                           STATES
                                                                                     Vehicles
 3210    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND II, L.P.                                    Financial                           STATES
                                                                                     Vehicles
 3211    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.                             Financial                           ISLANDS
                                                                                     Vehicles
 3212    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      OPPORTUNITIES FUND OFFSHORE, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 3213    5               GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     Other          George Town          CAYMAN
                         FUND OFFSHORE HOLDINGS,  L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 3214    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.                    Financial                           ISLANDS
                                                                                     Vehicles
 3215    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                     Financial                           ISLANDS
                                                                                     Vehicles
 3216    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE ADVISORS, INC.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3217    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 3218    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         MULTI-STRATEGY FUND (AP) OFFSHORE HOLDINGS, L.P.            Financial                           ISLANDS
                                                                                     Vehicles
 3219    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.                        Financial                           ISLANDS
                                                                                     Vehicles
 3220    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND (AP) OFFSHORE HOLDINGS, L.P.               Financial                           ISLANDS
                                                                                     Vehicles
 3221    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE ADVISORS, INC.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3222    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND OFFSHORE, L.P.                             Financial                           ISLANDS
                                                                                     Vehicles
 3223    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         MULTI-STRATEGY FUND OFFSHORE HOLDINGS, L.P.                 Financial                           ISLANDS
                                                                                     Vehicles
 3224    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.                             Financial                           ISLANDS
                                                                                     Vehicles
 3225    4            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                    Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3226    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUNDS GP, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 3227    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 EMPLOYEE FUND OFFSHORE, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 3228    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 EMPLOYEE FUND, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3229    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3230    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3231    3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED                       Other          Wilmington     DE    UNITED
                   II OFFSHORE ADVISORS, LLC                                         Financial                           STATES
                                                                                     Vehicles
 3232    4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED                      Other          Edinburgh            UNITED
                      II OFFSHORE, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3233    3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED                       Other          Wilmington     DE    UNITED
                   II OFFSHORE HOLDINGS ADVISORS, LLC                                Financial                           STATES
                                                                                     Vehicles
 3234    4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED                      Other          Edinburgh            UNITED
                      II OFFSHORE HOLDINGS, L.P.                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3235    3         GOLDMAN SACHS VF III HOLDINGS OFFSHORE                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3236    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3237    3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3238    4            GOLDMAN SACHS VINTAGE FUND IV, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3239    5               GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3240    3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND                       Other          Wilmington     DE    UNITED
                   GP, L.L.C.                                                        Financial                           STATES
                                                                                     Vehicles
 3241    4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE                         Other          George Town          CAYMAN
                      FUND OFFSHORE, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3242    4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE                         Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3243    4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND                      Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3244    4            GOLDMAN SACHS VINTAGE FUND IV PMD QP                           Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3245    3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3246    4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG                     Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3247    3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3248    4            GOLDMAN SACHS VINTAGE FUND V EUROPE                            Other          Edinburgh            UNITED
                      HOLDINGS, L.P.                                                 Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3249    4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                      Other          Edinburgh            UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3250    5               GOLDMAN SACHS VINTAGE FUND V EUROPE                         Other          Edinburgh            UNITED
                         HOLDINGS, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3251    4            GOLDMAN SACHS VINTAGE FUND V, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3252    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3253    3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3254    4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3255    3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH                 Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3256    3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3257    4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3258    3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3259    4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE                          Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3260    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3261    3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3262    4            GOLDMAN SACHS VINTAGE FUND III, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3164    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3165    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3166    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3167    3   100     100     N/A        N/A


 3168    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3169    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3170    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3171    5   1       30      N/A        N/A


 3172    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3173    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3174    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3175    5   1       30      N/A        N/A


 3176    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3177    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3178    3   100     100     N/A        N/A


 3179    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3180    3   100     100     N/A        N/A


 3181    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3182    5   100     100     N/A        N/A


 3183    6   2       30      N/A        N/A


 3184    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3185    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3186    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3187    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3188    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3189    5   24      30      N/A        N/A


 3190    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3191    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3192    5   1       30      N/A        N/A


 3193    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3194    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3195    3   100     100     N/A        N/A


 3196    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3197    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3198    3   100     100     N/A        N/A


 3199    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3200    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3201    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3202    3   100     100     N/A        N/A


 3203    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3204    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3205    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3206    3   100     100     N/A        N/A


 3207    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3208    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3209    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3210    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3211    3   100     100     N/A        N/A


 3212    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3213    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3214    3   100     100     N/A        N/A


 3215    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3216    3   100     100     N/A        N/A


 3217    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3218    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3219    3   100     100     N/A        N/A


 3220    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3221    3   100     100     N/A        N/A


 3222    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3223    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3224    3   100     100     N/A        N/A


 3225    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3226    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3227    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3228    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3229    5   1       42      N/A        N/A


 3230    3   100     100     N/A        N/A


 3231    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3232    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3233    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3234    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3235    3   100     100     N/A        N/A


 3236    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3237    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3238    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3239    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3240    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3241    4   100     100     N/A        N/A


 3242    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3243    4   100     100     N/A        N/A


 3244    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3245    3   100     100     N/A        N/A


 3246    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3247    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3248    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3249    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3250    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3251    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3252    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3253    3   100     100     N/A        N/A


 3254    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3255    3   100     100     N/A        N/A


 3256    3   100     100     N/A        N/A


 3257    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3258    3   100     100     N/A        N/A


 3259    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3260    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3261    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3262    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3263    5               VF III HOLDINGS, L.P.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3264    3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3265    4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3266    5               GOLDMAN SACHS VINTAGE FUND III                              Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3267    3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS                       Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3268    4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE                        Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3269    3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3270    4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3271    3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3272    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      ENERGY FUND OFFSHORE, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3273    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         CONCENTRATED ENERGY FUND OFFSHORE HOLDINGS, L.P.            Financial                           ISLANDS
                                                                                     Vehicles
 3274    3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3275    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      ENERGY FUND OFFSHORE HOLDINGS, L.P.                            Financial                           ISLANDS
                                                                                     Vehicles
 3276    3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3277    4            GS DISTRESSED OPPORTUNITIES FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3278    3         GS DISTRESSED OPPORTUNITIES OFFSHORE                              Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3279    4            GS DISTRESSED OPPORTUNITIES FUND                               Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3280    5               GS DISTRESSED OPPORTUNITIES FUND                            Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3281    3         GS Distressed Opportunities Offshore Holdings                     Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3282    4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE                      Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3283    3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II                           Other          Wilmington     DE    UNITED
                   ACCESS FUND ADVISORS, L.L.C.                                      Financial                           STATES
                                                                                     Vehicles
 3284    4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II                        Other          Wilmington     DE    UNITED
                      ACCESS FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3285    3         GS MERCHANT BANKING ACCESS 2006 ADVISORS,                         Other          Wilmington     DE    UNITED
                   L.L.C.                                                            Financial                           STATES
                                                                                     Vehicles
 3286    4            GOLDMAN SACHS MERCHANT BANKING ACCESS                          Other          Wilmington     DE    UNITED
                      FUND 2006, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3287    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3288    6                  W2007 FINANCE SUB, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3289    7                     W2007 230 PARK, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3290    3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3291    4            GS Mount Kellett Capital Partners Access                       Other          Wilmington     DE    UNITED
                      Fund, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3292    3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                          Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3293    4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                       Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3294    4            GS Mount Kellett Capital Partners Access                       Other          George Town          CAYMAN
                      Corporate Feeder Fund, Ltd.                                    Financial                           ISLANDS
                                                                                     Vehicles
 3295    4            GS Mount Kellett Capital Partners Access                       Other          George Town          CAYMAN
                      Fund Offshore, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3296    3         GS PEP 1999 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3297    4            GS PRIVATE EQUITY PARTNERS 1999, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3298    3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3299    4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3300    3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3301    4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3302    3         GS PEP 1999 OFFSHORE ADVISORS, INC.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3303    4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3304    3         GS PEP 2000 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3305    4            GS PRIVATE EQUITY PARTNERS 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3306    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3307    3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3308    4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3309    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3310    3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3311    4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3312    3         GS PEP 2000 OFFSHORE ADVISORS, INC                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3313    4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3314    3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3315    4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE                       Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3316    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3317    5               GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3318    3         GS PEP 2002 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3319    4            GS PRIVATE EQUITY PARTNERS 2002, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3320    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3321    3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3322    4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3323    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3324    3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3325    4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3326    3         GS PEP 2002 OFFSHORE ADVISORS, INC.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3327    4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3328    3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3329    4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE                       Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3330    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3331    3         GS PEP II ADVISORS (SC), L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3332    4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN                        Other          Wilmington     DE    UNITED
                      COMPANY) - MANAGER FUND, L.P.                                  Financial                           STATES
                                                                                     Vehicles
 3333    3         GS PEP II ADVISORS, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3334    4            GS PRIVATE EQUITY PARTNERS II, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3335    5               GS CAPITAL PARTNERS III, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3336    3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3337    4            GS PRIVATE EQUITY PARTNERS II-DIRECT                           Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3338    3         GS PEP II MANAGER ADVISORS, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3339    4            GS PRIVATE EQUITY PARTNERS II - MANAGER                        Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3340    3         GS PEP II OFFSHORE ADVISORS, INC.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3341    4            GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3342    5               GS CAPITAL PARTNERS III OFFSHORE, L.P.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3343    3         GS PEP III ADVISORS, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3344    4            GS PRIVATE EQUITY PARTNERS III, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3345    5               GS CAPITAL PARTNERS III, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3346    3         GS PEP III OFFSHORE ADVISORS, INC.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3347    4            GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3348    3         GS PEP OFFSHORE ADVISORS (NBK), INC.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3349    4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3350    3         GS PEP SAFWAY HOLDINGS, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3351    3         GS PEP TECH 2000 ADVISORS, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3352    4            GS PEP TECHNOLOGY FUND 2000, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3353    3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3354    4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3355    3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3356    4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3357    3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3358    4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION                        Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3359    3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3360    3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3361    3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3263    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3264    3   100     100     N/A        N/A


 3265    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3266    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3267    3   100     100     N/A        N/A


 3268    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3269    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3270    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3271    3   100     100     N/A        N/A


 3272    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3273    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3274    3   100     100     N/A        N/A


 3275    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3276    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3277    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3278    3   100     100     N/A        N/A


 3279    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3280    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3281    3   100     100     N/A        N/A


 3282    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3283    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3284    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3285    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3286    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3287    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3288    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3289    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3290    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3291    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3292    3   100     100     N/A        N/A


 3293    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3294    4   100     100     N/A        N/A


 3295    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3296    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3297    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3298    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3299    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3300    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3301    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3302    3   100     100     N/A        N/A


 3303    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3304    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3305    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3306    5   1       42      N/A        N/A


 3307    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3308    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3309    5   1       42      N/A        N/A


 3310    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3311    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3312    3   100     100     N/A        N/A


 3313    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3314    3   100     100     N/A        N/A


 3315    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3316    5   1       42      N/A        N/A


 3317    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3318    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3319    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3320    5   1       42      N/A        N/A


 3321    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3322    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3323    5   1       42      N/A        N/A


 3324    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3325    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3326    3   100     100     N/A        N/A


 3327    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3328    3   100     100     N/A        N/A


 3329    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3330    5   1       42      N/A        N/A


 3331    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3332    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3333    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3334    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3335    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3336    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3337    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3338    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3339    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3340    3   100     100     N/A        N/A


 3341    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3342    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3343    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3344    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3345    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3346    3   100     100     N/A        N/A


 3347    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3348    3   100     100     N/A        N/A


 3349    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3350    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 3351    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3352    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3353    3   100     100     N/A        N/A


 3354    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3355    3   100     100     N/A        N/A


 3356    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3357    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3358    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3359    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3360    3   1       100     N/A        N/A


 3361    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3362    3         GS RA PROGRAM I ADVISORS, INC.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3363    4            GS RA PROGRAM I, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3364    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3365    3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3366    4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES                        Other          Wilmington     DE    UNITED
                      FUND 2006, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3367    5               GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3368    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3369    3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3370    4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND                       Other          Wilmington     DE    UNITED
                      2006, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3371    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3372    3         GS Special Opportunities 2008 Advisors, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3373    4            Goldman Sachs Special Opportunities Fund                       Other          Wilmington     DE    UNITED
                      2008, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3374    3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3375    4            GS U.S. MIDDLE MARKET BUYOUT FUND                              Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3376    5               GS U.S. MIDDLE MARKET BUYOUT FUND                           Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3377    3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3378    4            GS U.S. MIDDLE MARKET BUYOUT FUND                              Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3379    3         GS VINTAGE ADVISORS, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3380    4            GS VINTAGE FUND, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3381    3         GS VINTAGE FUND OFFSHORE, LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3382    4            GS VINTAGE FUND OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3383    3         GS VINTAGE II ADVISORS, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3384    4            GS VINTAGE FUND II, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3385    3         GS VINTAGE II OFFSHORE ADVISORS, INC.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3386    4            GS VINTAGE FUND II OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3387    5               GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3388    3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3389    4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3390    3         GS VINTAGE OFFSHORE ADVISORS, INC.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3391    4            GS VINTAGE FUND OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3392    3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS                           Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3393    4            GOLDMAN SACHS VINTAGE/REAL ESTATE                              Other          Wilmington     DE    UNITED
                      MEZZANINE ACCESS FUND, L.P.                                    Financial                           STATES
                                                                                     Vehicles
 3394    3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3395    4            GOLDMAN SACHS WLR OPPORTUNITIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3396    3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3397    4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3398    3         Goldman Sachs Early Secondaries Advisors, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3399    4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3400    3         Goldman Sachs PEG Advisors, Inc.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3401    3         Goldman Sachs PEP 2004 US-Focused (KP)                            Other          George Town          CAYMAN
                   Offshore Holdings Advisors, Inc.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3402    4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                         Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3403    3         Goldman Sachs Private Equity Opportunities                        Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3404    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      OPPORTUNITIES, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3405    5               Exeter Finance Holdings, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3406    6                  Exeter Finance Corp.                                     Sales          Irving         TX    UNITED
                                                                                     Financing                           STATES
 3407    5               PRIVATE EQUITY SECONDARY                                    Other          George Town          CAYMAN
                         OPPORTUNITIES ADVISORS, INC.                                Financial                           ISLANDS
                                                                                     Vehicles
 3408    6                  PRIVATE EQUITY SECONDARY                                 Other          George Town          CAYMAN
                            OPPORTUNITIES, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3409    5               PRIVATE EQUITY SECONDARY                                    Other          George Town          CAYMAN
                         OPPORTUNITIES, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3410    5               TECHPROCESS SOLUTIONS LIMITED                               Financial      Mumbai               INDIA
                                                                                     Transactions                        (OTHER)
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 3411    5               TP HOLD CO (MAURITIUS) LTD.                                 Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3412    3         Goldman Sachs Vintage Fund IV Offshore                            Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3413    4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3414    3         Goldman Sachs Vintage Fund IV Offshore                            Other          George Town          CAYMAN
                   Holdings Advisors, Inc.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3415    4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE                         Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3416    5               GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3417    3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3418    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3419    3         RICHMOND ACQUISITION GP, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3420    4            Richmond Acquisition, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3421    2      GSCP EXPRO ADVISORS OFFSHORE, INC.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3422    3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3423    2      GSCP KMI ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3424    3         GSCP KMI INVESTORS, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3425    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3426    2      GSCP KMI OFFSHORE ADVISORS, INC.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3427    3         GSCP KMI INVESTORS OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3428    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3429    2      GSCP LATIN AMERICA LLC                                               Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 3430    2      GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                             All Other      Mexico City          MEXICO
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 3431    2      GSCP V AIV, L.P.                                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3432    2      GSCP V INSTITUTIONAL AIV, L.P.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3433    2      GSCP VI ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3434    3         GS CAPITAL PARTNERS VI FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3435    2      GSCS HOLDINGS I, LLC                                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3436    3         GSCS HOLDINGS II, LLC                                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3437    2      GSEM (DEL) INC.                                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3438    3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3439    3         GSEM (DEL) HOLDINGS, L.P.                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3440    3         GSEM (DEL) LLC                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3441    4            GS EQUITY MARKETS, L.P.                                        Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3442    2      GSEM ADVISORS, L.L.C.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3443    3         GS EMERGING MARKET REAL ESTATE FUND, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3444    2      GSFS INVESTMENTS I CORP.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3445    3         ENERGY CENTER HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3446    3         GS LEASING (KCSR 2005-1) LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3447    3         GS LS LEASING LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3448    3         GS SOLAR POWER I, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3449    3         GS WIND HOLDINGS LLC                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3450    4            HWE HOLDINGS LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3451    3         GS WIND POWER II, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3452    3         GSFS INVESTMENTS III, LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3453    3         GSFS IV LLC                                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3454    3         HILCO TRADING, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3455    3         RAFT RIVER I HOLDINGS, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3456    2      GSIP HOLDCO A LLC                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3457    3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING                     Open-End       Wilmington     DE    UNITED
                   FUND, L.P.                                                        Investment                          STATES
                                                                                     Funds
 3458    3         GSIP HOLDCO B LLC                                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3459    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND, L.P.                                         Investment                          STATES
                                                                                     Funds
 3460    2      GSJC 30 HUDSON URBAN RENEWAL L.L.C.                                  Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate

 3362    3   100     100     N/A        N/A


 3363    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3364    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3365    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3366    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3367    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3368    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3369    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3370    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3371    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3372    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3373    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3374    3   100     100     N/A        N/A


 3375    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3376    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3377    3   100     100     N/A        N/A


 3378    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3379    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3380    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3381    3   100     100     N/A        N/A


 3382    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3383    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3384    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3385    3   100     100     N/A        N/A


 3386    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3387    5    N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3388    3   100     100     N/A        N/A


 3389    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3390    3   100     100     N/A        N/A


 3391    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3392    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3393    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3394    3   100     100     N/A        N/A


 3395    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3396    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3397    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3398    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3399    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3400    3   100     100     N/A        N/A


 3401    3   100     100     N/A        N/A


 3402    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3403    3   100     100     N/A        N/A


 3404    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3405    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3406    6   42      42      N/A        N/A

 3407    5   100     100     N/A        N/A


 3408    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3409    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3410    5   35      35      N/A        N/A





 3411    5   35      35      N/A        N/A


 3412    3   100     100     N/A        N/A


 3413    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3414    3   100     100     N/A        N/A


 3415    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3416    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3417    3   100     100     N/A        N/A


 3418    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3419    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3420    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3421    2   100     100     N/A        N/A


 3422    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3423    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3424    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3425    4   3       25      N/A        N/A


 3426    2   100     100     N/A        N/A


 3427    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3428    4   1       25      N/A        N/A


 3429    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3430    2   99      100     99         100



 3431    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3432    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3433    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3434    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3435    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3436    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3437    2   100     100     N/A        N/A


 3438    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3439    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3440    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3441    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3442    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3443    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3444    2   100     100     N/A        N/A


 3445    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3446    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3447    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3448    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3449    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3450    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3451    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3452    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3453    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3454    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3455    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3456    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3457    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3458    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3459    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3460    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.



 3461    2      GSJC 50 HUDSON URBAN RENEWAL L.L.C.                                  Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate
 3462    2      GSJC LAND LLC                                                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3463    3         PH PIER MANAGEMENT LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3464    2      GSJC MASTER LESSEE L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3465    2      GSPS STRATEGIES CORP.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3466    3         GSPS (DEL) L.P.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3467    3         GSPS INVESTMENTS LIMITED                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3468    4            GOLDMAN SACHS BANK (EUROPE) PLC                                Commercial     Dublin               IRELAND
                                                                                     Banking
 3469    4            VESTRA WEALTH LLP                                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3470    5               VESTRA CAPITAL LIMITED                                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3471    5               VESTRA NOMINEES LIMITED                                     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3472    5               VESTRA SOLUTIONS LIMITED                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3473    5               VESTRA WEALTH JERSEY LIMITED                                Other          Jersey               GUERNSEY
                                                                                     Financial
                                                                                     Vehicles
 3474    5               VESTRA WEALTH LIMITED                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3475    2      GSSM HOLDING (U.K.)                                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3476    2      GSSM HOLDING II LLC                                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3477    3         GSSM HOLDING II CORP.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3478    2      GSSO (ASIA) OFFSHORE, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3479    3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE                          Other          George Town          CAYMAN
                   FUND, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3480    2      GSSO (ASIA), LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3481    3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3482    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3483    4            GSSOAF HOLDING COMPANY                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3484    2      GSTM LLC                                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3485    3         SLK LLC                                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3486    4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.                       Securities     Albany         NY    UNITED
                                                                                     Brokerage                           STATES
 3487    5               JUST OPTIONS LLC                                            Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 3488    5               SLK GLOBAL MARKETS                                          Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 3489    5               SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                      Securities     Albany         NY    UNITED
                                                                                     Brokerage                           STATES
 3490    6                  SLK GLOBAL MARKETS                                       Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 3491    2      GSTP LLC                                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3492    2      GSUIG REAL ESTATE MEMBER LLC                                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3493    3         GSLM FUND MEMBER LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3494    3         WEST 116TH ST. LIHTC LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3495    2      GSUIG, L.L.C.                                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3496    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3497    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3498    3         NF INVESTORS, INC.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3499    4            NF HOLDINGS CORPORATION                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3500    5               NURSEFINDERS, INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3501    6                  NATIONAL HEALTHCARE STAFFING, LLC                        Other          Plantation     FL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3502    2      Goldman Sachs Developing Markets Real Estate                         Other          London               UNITED
                Cooperatief U.A.                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3503    2      Goldman Sachs Mount Kellett Capital Partners                         Other          Wilmington     DE    UNITED
                Employee Funds GP, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
 3504    3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS                      Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 3505    3         Goldman Sachs Mount Kellett Capital Partners                      Other          George Town          CAYMAN
                   Offshore PMD QP Fund, Ltd.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3506    2      Goldman Sachs Private Equity Group Master Fund                       Other          Wilmington     DE    UNITED
                VI, LLC                                                              Financial                           STATES
                                                                                     Vehicles
 3507    2      HULL TRADING ASIA LIMITED                                            Offices of     Central              HONG KONG
                                                                                     Other Holding
                                                                                     Companies
 3508    3         GOLDMAN SACHS LLC                                                 Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3509    4            GOLDMAN SACHS 2, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3510    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3511    2      Hyatt Hotels Corporation                                             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3512    2      J. ARON HOLDINGS, L.P.                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3513    3         GOLDMAN SACHS TRADING AND CLEARING SERVICES                       Investment     Amsterdam            NETHERLANDS
                   (NETHERLANDS) B.V.                                                Banking and
                                                                                     Securities
                                                                                     Dealing
 3514    3         J. ARON & COMPANY                                                 Commodity      New York       NY    UNITED
                                                                                     Contracts                           STATES
                                                                                     Dealing
 3515    4            GAS ROYALTY HOLDING, LLC                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3516    4            GOLDMAN SACHS (DELAWARE) HOLDING                               Offices of     Wilmington     DE    UNITED
                      CORPORATION                                                    Other Holding                       STATES
                                                                                     Companies
 3517    4            GOLDMAN SACHS TRADING AND CLEARING                             Investment     Amsterdam            NETHERLANDS
                      SERVICES (NETHERLANDS) B.V.                                    Banking and
                                                                                     Securities
                                                                                     Dealing
 3518    4            INDEPENDENCE POWER MARKETING, LLC                              Commodity      Wilmington     DE    UNITED
                                                                                     Contracts                           STATES
                                                                                     Brokerage
 3519    4            PROP-GS FUNDO DE INVESTIMENTO                                  Other          Rio de               BRAZIL
                      MULTIMERCADO CREDITO PRIVADO-INVESTIMENTO NO EXTERIOR          Financial      Janeiro
                                                                                     Vehicles
 3520    5               HORIZON FUND                                                Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 3521    2      JLM PACIFIC EPOCH LLC                                                Other          Lewes          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3522    3         Beijing JL McGregor Consulting Company Limited                    Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
 3523    3         JL MCGREGOR ADVISORS LLC                                          Other          Lewes          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3524    2      KALORAMA GP, L.L.C.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3525    3         KALORAMA, L.P.                                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3526    4            GS GLOBAL INFRASTRUCTURE PARTNERS I                            Other          Amsterdam            NETHERLANDS
                      COOPERATIEVE U.A.                                              Financial
                                                                                     Vehicles
 3527    4            GSPX, L.P.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3528    2      LHI GOLDMAN SACHS REAL ESTATE PARTNERS PARALLEL                      Other          London               UNITED
                FUND GMBH & CO. KG                                                   Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3529    2      LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,                       Other          George Town          CAYMAN
                L.P.                                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3530    2      LS UNIT TRUST 2009-I                                                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3531    2      LUSIGHT LIMITED                                                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3532    3         Lusight Canada Inc.                                               Other          Toronto        ON    CANADA
                                                                                     Financial
                                                                                     Vehicles
 3533    2      MAIN STREET MORTGAGE COMPANY, LIMITED PARTNERSHIP                    Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3534    2      MLK DRIVE URBAN RENEWAL L.L.C.                                       Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate
 3535    2      MLQ INVESTORS, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3536    2      MLQ, L.L.C.                                                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3537    2      MONEYGRAM INTERNATIONAL, INC.                                        Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 3538    2      MSMC, INC.                                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3539    3         MAIN STREET MORTGAGE COMPANY, LIMITED                             Real Estate    Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Credit                              STATES
 3540    2      MTGLQ INVESTORS, L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3541    2      NORMANDY FUNDING CORP.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3542    2      Netologic, Inc. (Investars)                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3543    2      OOO GOLDMAN SACHS BANK                                               Miscellaneous  Moscow               RUSSIA
                                                                                     Intermediation
 3544    2      PEARL STREET INSURANCE COMPANY, INC.                                 Direct         Burlington     VT    UNITED
                                                                                     Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 3545    2      POSITION BILLBOARD LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3546    2      QUANTITATIVE SERVICES GROUP LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3547    2      QW Holdings, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3548    2      REGULATORY DATACORP, INC.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3549    2      REP 230 PARK, LLC                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3550    2      REP ELD GEN-PAR, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3551    2      REP SVY REALTY HOLDINGS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3552    2      RHYS TRUST                                                           Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 3553    2      RIO PARANA COMPANHIA SECURITIZADORA DE CREDITOS                      Other          Curitiba             BRAZIL
                FINANCEIROS                                                          Financial
                                                                                     Vehicles
 3554    2      ROTHESAY LIFE, L.L.C.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3555    2      ROTHESAY PENSIONS MANAGEMENT LIMITED                                 All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 3556    2      RPWIRE LLC                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3557    2      SBI JAPANNEXT CO., LTD.                                              Securities     Tokyo                JAPAN
                                                                                     Brokerage
 3558    2      SCLQ, S. DE R.L. DE C.V.                                             Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 3559    2      SITE 26 HOLDINGS INC.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 3461    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3462    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3463    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3464    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3465    2   100     100     N/A        N/A


 3466    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3467    3   100     100     N/A        N/A


 3468    4   1       100     N/A        N/A

 3469    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3470    5   100     100     N/A        N/A


 3471    5   100     100     N/A        N/A


 3472    5   100     100     N/A        N/A


 3473    5   100     100     N/A        N/A


 3474    5   100     100     N/A        N/A


 3475    2   91      99      N/A        N/A


 3476    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3477    3   100     100     N/A        N/A


 3478    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3479    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3480    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3481    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3482    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3483    4   56      100     N/A        N/A


 3484    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3485    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3486    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 3487    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3488    5   99      100     N/A        N/A


 3489    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 3490    6   1       100     N/A        N/A


 3491    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3492    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3493    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3494    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3495    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3496    3   N/A     100     1          12


 3497    3   2       28      N/A        N/A


 3498    3   51      51      100        100


 3499    4   100     100     N/A        N/A


 3500    5   100     100     N/A        N/A


 3501    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3502    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3503    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3504    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3505    3   100     100     N/A        N/A


 3506    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3507    2   100     100     N/A        N/A


 3508    3   100     100     N/A        N/A


 3509    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3510    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3511    2   1       7       N/A        N/A



 3512    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3513    3   1       100     N/A        N/A



 3514    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3515    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3516    4   76      100     N/A        N/A


 3517    4   99      100     N/A        N/A



 3518    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3519    4   100     100     N/A        N/A


 3520    5   100     100     N/A        N/A



 3521    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3522    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3523    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3524    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3525    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3526    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3527    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3528    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3529    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3530    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3531    2   46      46      N/A        N/A


 3532    3   100     100     N/A        N/A


 3533    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3534    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3535    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3536    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3537    2   2       100     N/A        N/A





 3538    2   100     100     N/A        N/A


 3539    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 3540    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3541    2   100     100     N/A        N/A


 3542    2   26      26      N/A        N/A


 3543    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 3544    2   100     100     N/A        N/A




 3545    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3546    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3547    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3548    2   59      59      N/A        N/A


 3549    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3550    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3551    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3552    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 3553    2   1       100     N/A        N/A


 3554    2   75      100     N/A        N/A


 3555    2   100     100     N/A        N/A



 3556    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3557    2   35      35      N/A        N/A

 3558    2   1       100     N/A        N/A


 3559    2   100     100     N/A        N/A



 3560    3         GOLDMAN SACHS HEADQUARTERS LLC                                    Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3561    2      SOPAC LLC                                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3562    2      SOUTHERN PACIFIC FUNDING CORPORATION                                 Other          Los Angeles    CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3563    2      SPA UNIT TRUST 2009-I                                                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3564    2      SPA UNIT TRUST 2009-II                                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3565    2      SPECIAL SITUATIONS INVESTING GROUP, INC.                             Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 3566    3         FLATIRON HOLDINGS LTD.                                            Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3567    4            FLATIRON RE LTD.                                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3568    2      STONE STREET 1994 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3569    3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3570    3         STONE STREET REAL ESTATE FUND 1994, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3571    2      STONE STREET 1995 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3572    3         BRIDGE STREET REAL ESTATE FUND 1995, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3573    3         STONE STREET REAL ESTATE FUND 1995, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3574    2      STONE STREET 1995, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3575    3         BRIDGE STREET FUND 1995, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3576    3         STONE STREET FUND 1995, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3577    2      STONE STREET 1996 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3578    3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3579    3         STONE STREET REAL ESTATE FUND 1996, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3580    2      STONE STREET 1996, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3581    3         BRIDGE STREET FUND 1996, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3582    3         STONE STREET FUND 1996, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3583    2      STONE STREET 1997 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3584    3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3585    3         STONE STREET REAL ESTATE FUND 1997, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3586    2      STONE STREET 1997, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3587    3         BRIDGE STREET FUND 1997, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3588    3         STONE STREET FUND 1997, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3589    2      STONE STREET 1998 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3590    3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3591    3         STONE STREET REAL ESTATE FUND 1998, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3592    2      STONE STREET 1998, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3593    3         BRIDGE STREET FUND 1998, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3594    3         STONE STREET FUND 1998, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3595    2      STONE STREET 1999 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3596    3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3597    3         STONE STREET REAL ESTATE FUND 1999, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3598    2      STONE STREET 1999, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3599    3         BRIDGE STREET FUND 1999, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3600    3         STONE STREET FUND 1999, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3601    3         STONE STREET FUND 2000, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3602    2      STONE STREET 2000, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3603    3         BRIDGE STREET FUND 2000, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3604    2      STONE STREET ASIA, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3605    3         BRIDGE STREET ASIA FUND, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3606    3         STONE STREET ASIA FUND, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3607    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3608    4            GSSOAF HOLDING COMPANY                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3609    2      STONE STREET FUND 1995, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3610    2      STONE STREET FUND 1996, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3611    2      STONE STREET FUND 1997, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3612    2      STONE STREET FUND 1998, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3613    2      STONE STREET FUND 1999, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3614    2      STONE STREET FUND 2000, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3615    2      STONE STREET PEP TECHNOLOGY 2000, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3616    2      STONE STREET REAL ESTATE FUND 1995, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3617    2      STONE STREET REAL ESTATE FUND 1996, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3618    2      STONE STREET REAL ESTATE FUND 1998, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3619    2      STONE STREET REAL ESTATE FUND 1999, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3620    2      STONE STREET REAL ESTATE FUND 2000, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3621    2      STONE STREET REALTY 2000, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3622    3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3623    3         STONE STREET REAL ESTATE FUND 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3624    2      STRATEGIC MORTGAGE HOLDINGS, INC.                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3625    3         STRATEGIC MORTGAGE HOLDINGS, L.P.                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3626    2      STRATEGIC MORTGAGE HOLDINGS, L.P.                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3627    2      THE EUROPEAN POWER SOURCE COMPANY (B.V.)                             Offices of     Amsterdam            NETHERLANDS
                                                                                     Other Holding
                                                                                     Companies
 3628    3         THE EUROPEAN POWER SOURCE COMPANY (U.K.)                          Offices of     London               UNITED
                   LIMITED                                                           Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 3629    2      THE GOLDMAN SACHS TRUST COMPANY, NATIONAL                            Trust,         Wilmington     DE    UNITED
                ASSOCIATION                                                          Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 3630    3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED                       Open-End       Wilmington     DE    UNITED
                   GROWTH FUND                                                       Investment                          STATES
                                                                                     Funds
 3631    3         GOLDMAN SACHS COLLECTIVE TRUST CORE FIXED                         Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
 3632    3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING                           Open-End       Wilmington     DE    UNITED
                   MARKET DEBT IMPLEMENTATION VEHICLE                                Investment                          STATES
                                                                                     Funds
 3633    3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE                     Open-End       Wilmington     DE    UNITED
                   CAP FUND                                                          Investment                          STATES
                                                                                     Funds
 3634    3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                         Open-End       Wilmington     DE    UNITED
                   IMPLEMENTATION VEHICLE                                            Investment                          STATES
                                                                                     Funds
 3635    3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION                      Open-End       Wilmington     DE    UNITED
                   FIXED INCOME FUND                                                 Investment                          STATES
                                                                                     Funds
 3636    3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION                      Open-End       Wilmington     DE    UNITED
                   PLUS FIXED INCOME FUND                                            Investment                          STATES
                                                                                     Funds
 3637    3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC                          Open-End       Wilmington     DE    UNITED
                   VALUE FUND                                                        Investment                          STATES
                                                                                     Funds
 3638    3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                         Open-End       Wilmington     DE    UNITED
                   INTERNATIONAL EQUITY FUND                                         Investment                          STATES
                                                                                     Funds
 3639    3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                         Open-End       Wilmington     DE    UNITED
                   LARGE CAP FUND                                                    Investment                          STATES
                                                                                     Funds
 3640    3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS                          Open-End       Wilmington     DE    UNITED
                   FIXED INCOME FUND                                                 Investment                          STATES
                                                                                     Funds
 3641    3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                       Trusts,        Wilmington     DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 3642    4            GOLDMAN SACHS EMERGING MARKETS                                 Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND ASSET TRUST                                 Financial                           STATES
                                                                                     Vehicles
 3643    4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES                      Other          Wilmington     DE    UNITED
                      FUND ASSET TRUST                                               Financial                           STATES
                                                                                     Vehicles
 3644    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL                               Open-End       Wilmington     DE    UNITED
                      STRATEGIES ASSET TRUST                                         Investment                          STATES
                                                                                     Funds
 3645    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL                               Open-End       Wilmington     DE    UNITED
                      STRATEGIES II ASSET TRUST                                      Investment                          STATES
                                                                                     Funds
 3646    2      THE GOLDMAN, SACHS & CO. L.L.C.                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3647    3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                          Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 3648    3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3649    3         GOLDMAN, SACHS & CO.                                              Investment     New York       NY    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 3650    3         GS FINANCIAL SERVICES L.P. (DEL)                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3651    2      THE HULL GROUP, L.L.C.                                               Offices of     Chicago        IL    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3652    2      THE J. ARON CORPORATION                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3653    3         J. ARON & COMPANY                                                 Commodity      New York       NY    UNITED
                                                                                     Contracts                           STATES
                                                                                     Dealing
 3654    3         J. ARON HOLDINGS, L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3655    2      THEMARKETS.COM  LLC                                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3656    2      TRIM TABS INVESTMENT RESEARCH, INC.                                  Other          Sant Rosa      CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3657    2      US REAL ESTATE ADVISORS, LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3658    3         US REAL ESTATE OPPORTUNITIES I, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3560    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3561    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3562    2   100     100     N/A        N/A


 3563    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3564    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3565    2   100     100     N/A        N/A


 3566    3   36      36      N/A        N/A


 3567    4   100     100     N/A        N/A


 3568    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3569    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3570    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3571    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3572    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3573    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3574    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3575    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3576    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3577    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3578    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3579    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3580    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3581    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3582    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3583    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3584    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3585    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3586    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3587    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3588    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3589    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3590    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3591    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3592    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3593    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3594    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3595    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3596    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3597    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3598    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3599    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3600    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3601    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3602    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3603    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3604    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3605    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3606    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3607    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3608    4   2       100     N/A        N/A


 3609    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3610    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3611    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3612    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3613    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3614    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3615    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3616    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3617    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3618    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3619    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3620    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3621    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3622    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3623    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3624    2   100     100     N/A        N/A


 3625    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3626    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3627    2   100     100     N/A        N/A


 3628    3   100     100     N/A        N/A


 3629    2   100     100     N/A        N/A



 3630    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3631    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3632    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3633    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3634    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3635    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3636    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3637    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3638    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3639    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3640    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3641    3   100     100     N/A        N/A



 3642    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3643    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3644    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3645    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3646    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3647    3   1       100     N/A        N/A



 3648    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3649    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3650    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3651    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3652    2   100     100     N/A        N/A


 3653    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3654    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3655    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3656    2   100     100     N/A        N/A


 3657    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3658    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3659    2      US REAL ESTATE OPPORTUNITIES I, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3660    2      VANTAGE MARKETPLACE HOLDINGS, LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3661    3         VANTAGE MARKETPLACE LLC                                           Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
 3662    2      VGS AIRCRAFT HOLDING LIMITED (IRELAND)                               Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3663    3         Johannesburg Limited                                              Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3664    3         OLBIA LIMITED                                                     Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3665    2      WEST STREET FUND I, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3666    2      WH ADVISORS, L.L.C. 2001                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3667    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2001                                                  Financial                           STATES
                                                                                     Vehicles
 3668    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3669    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3670    2      WH ADVISORS, L.L.C. 2005                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3671    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2005                                                  Financial                           STATES
                                                                                     Vehicles
 3672    4            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3673    4            AWH GLOBAL GEN-PAR, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3674    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3675    4            CARIBBEAN FUND GEN-PAR 2005, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3676    5               CARIBBEAN REAL ESTATE OPPORTUNITY                           Other          Wilmington     DE    UNITED
                         FUND 2005, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3677    4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND                         Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3678    4            WHITEHALL SPECIAL GEN-PAR 2005, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3679    5               CARIBBEAN FUND GEN-PAR 2005, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3680    5               CARIBBEAN REAL ESTATE OPPORTUNITY                           Other          Wilmington     DE    UNITED
                         FUND 2005, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3681    2      WH ADVISORS, L.L.C. 2007                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3682    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2007                                                  Financial                           STATES
                                                                                     Vehicles
 3683    2      WH ADVISORS, L.L.C. IX                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3684    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP IX                                                    Financial                           STATES
                                                                                     Vehicles
 3685    2      WH ADVISORS, L.L.C. V                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3686    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP V                                                     Financial                           STATES
                                                                                     Vehicles
 3687    2      WH ADVISORS, L.L.C. VI                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3688    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VI                                                    Financial                           STATES
                                                                                     Vehicles
 3689    2      WH ADVISORS, L.L.C. VII                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3690    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VII                                                   Financial                           STATES
                                                                                     Vehicles
 3691    2      WH ADVISORS, L.L.C. VIII                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3692    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VIII                                                  Financial                           STATES
                                                                                     Vehicles
 3693    2      WH ADVISORS, L.L.C. X                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3694    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP X                                                     Financial                           STATES
                                                                                     Vehicles
 3695    2      WH ADVISORS, L.L.C. XI                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3696    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XI                                                    Financial                           STATES
                                                                                     Vehicles
 3697    4            GAMMA CAPITAL L.L.C.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3698    2      WH ADVISORS, L.L.C. XII                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3699    2      WH ADVISORS, L.L.C. XIII                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3700    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XII                                                   Financial                           STATES
                                                                                     Vehicles
 3701    4            A/C GP (NON-POOLING), L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3702    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3703    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XIII                                                  Financial                           STATES
                                                                                     Vehicles
 3704    2      WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                2008                                                                 Financial                           STATES
                                                                                     Vehicles
 3705    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008                           Financial                           STATES
                                                                                     Vehicles
 3706    2      WH INTERNATIONAL ADVISORS, L.L.C. 2001                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3707    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2001                                          Financial                           STATES
                                                                                     Vehicles
 3708    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3709    2      WH INTERNATIONAL ADVISORS, L.L.C. 2005                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3710    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2005                                          Financial                           STATES
                                                                                     Vehicles
 3711    2      WH INTERNATIONAL ADVISORS, L.L.C. 2008                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3712    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 3713    2      WH PARALLEL ADVISORS, L.L.C. 2001                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3714    3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                     Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2001                                                  Financial                           STATES
                                                                                     Vehicles
 3715    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3716    4            HIHARAKO (CAYMAN) L.L.C.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3717    5               MERCER INVESTMENTS IV PRIVATE LTD.                          Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3718    2      WH PARALLEL ADVISORS, L.L.C. 2007                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3719    3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                     Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2007                                                  Financial                           STATES
                                                                                     Vehicles
 3720    4            HIHARAKO 2007 (CAYMAN) LTD.                                    Other          George Town          CAYMAN
                                                                                     activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3721    4            W2007 230 PARK, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3722    2      WH PARALLEL ADVISORS, L.L.C. XIII                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3723    3         WHITEHALL PARALLEL REAL ESTATE LIMITED                            Other          Wilmington     DE    UNITED
                   PARTNERSHIP XIII                                                  Financial                           STATES
                                                                                     Vehicles
 3724    2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                        Other          Wilmington     DE    UNITED
                PARTNERSHIP 2001                                                     Financial                           STATES
                                                                                     Vehicles
 3725    2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                        Other          Wilmington     DE    UNITED
                PARTNERSHIP 2007                                                     Financial                           STATES
                                                                                     Vehicles
 3726    2      WHITEHALL PARALLEL REAL ESTATE LIMITED                               Other          Wilmington     DE    UNITED
                PARTNERSHIP XIII                                                     Financial                           STATES
                                                                                     Vehicles
 3727    2      WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3728    3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3729    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3730    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3731    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2001                                       Financial                           STATES
                                                                                     Vehicles
 3732    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2001                                       Financial                           STATES
                                                                                     Vehicles
 3733    4            WHITEHALL STREET INTERNATIONAL REAL                            Other          Wilmington     DE    UNITED
                      ESTATE LIMITED PARTNERSHIP 2001                                Financial                           STATES
                                                                                     Vehicles
 3734    3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3735    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2001, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3736    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2001 (CORPORATE), L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3737    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3738    5               WHITEHALL STREET INTERNATIONAL                              Other          Wilmington     DE    UNITED
                         EMPLOYEE FUND 2001 (DELAWARE), L.P.                         Financial                           STATES
                                                                                     Vehicles
 3739    6                  MERCER INVESTMENTS IV PRIVATE LTD.                       Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3740    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          Wilmington     DE    UNITED
                   2001 (DELAWARE), L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3741    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2001, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3742    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2001 (CORPORATE), L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3743    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3744    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2001, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3745    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3746    2      WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3747    3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3748    4            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3749    4            AWH EMPLOYEE GEN-PAR, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3750    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3751    4            CARIBBEAN FUND GEN-PAR 2005, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3752    4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND                         Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3753    3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3754    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3755    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2005                                       Financial                           STATES
                                                                                     Vehicles
 3756    3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3757    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles

 3659    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3660    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3661    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.




 3662    2   50      50      N/A        N/A


 3663    3   100     100     N/A        N/A


 3664    3   100     100     N/A        N/A


 3665    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3666    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3667    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3668    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3669    4   24      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3670    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3671    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3672    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3673    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3674    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3675    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3676    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3677    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3678    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3679    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3680    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3681    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3682    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3683    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3684    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3685    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3686    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3687    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3688    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3689    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3690    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3691    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3692    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3693    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3694    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3695    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3697    4   15      50      22         49


 3698    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3699    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3700    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3701    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3702    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3703    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3704    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3705    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3706    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3707    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3708    4   11      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 3709    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3710    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3711    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3712    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3713    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3714    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3715    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3716    4   100     100     N/A        N/A


 3717    5   9       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3718    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3719    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3720    4   100     100     N/A        N/A



 3721    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3722    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3723    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3724    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3725    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3726    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3727    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3728    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3729    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3730    4   3       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 3731    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3732    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3733    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3734    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3735    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3736    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3737    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3738    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3739    6   1       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3740    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3741    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3742    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3743    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3744    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3745    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3746    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3747    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3748    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3749    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3750    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3751    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3752    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3753    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3754    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3755    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3756    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3757    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 3758    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2005                                       Financial                           STATES
                                                                                     Vehicles
 3759    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          Wilmington     DE    UNITED
                   2005 (DELAWARE), L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3760    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2005 CORP.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3761    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2005, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3762    5               WHITEHALL STREET INTERNATIONAL                              Other          Wilmington     DE    UNITED
                         EMPLOYEE FUND 2005 (DELAWARE), L.P.                         Financial                           STATES
                                                                                     Vehicles
 3763    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2005, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3764    3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005                      Other          George Town          CAYMAN
                   CORP.                                                             Financial                           ISLANDS
                                                                                     Vehicles
 3765    4            WHITEHALL STREET INTERNATIONAL PCP FUND                        Other          George Town          CAYMAN
                      2005, L.P.                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3766    5               WHITEHALL STREET INTERNATIONAL                              Other          George Town          CAYMAN
                         EMPLOYEE FUND 2005, L.P.                                    Financial                           ISLANDS
                                                                                     Vehicles
 3767    5               WHITEHALL STREET INTERNATIONAL REAL                         Other          Wilmington     DE    UNITED
                         ESTATE LIMITED PARTNERSHIP 2005                             Financial                           STATES
                                                                                     Vehicles
 3768    3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3769    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2005 CORP., L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
 3770    4            WHITEHALL STREET INTERNATIONAL REPIA FUND                      Other          Luxembourg           LUXEMBOURG
                      2005, S.a.r.l.                                                 Financial
                                                                                     Vehicles
 3771    5               WHITEHALL STREET INTERNATIONAL REPIA                        Other          George Town          CAYMAN
                         FUND 2005, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles
 3772    6                  WHITEHALL STREET INTERNATIONAL                           Other          George Town          CAYMAN
                            EMPLOYEE FUND 2005, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3773    6                  WHITEHALL STREET INTERNATIONAL                           Other          Wilmington     DE    UNITED
                            REAL ESTATE LIMITED PARTNERSHIP 2005                     Financial                           STATES
                                                                                     Vehicles
 3774    3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3775    3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3776    2      WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3777    3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE                      Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3778    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      EMPLOYEE MASTER FUND 2007, L.P.                                Financial                           STATES
                                                                                     Vehicles
 3779    5               W2007 FINANCE SUB, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3780    3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE                      Other          Wilmington     DE    UNITED
                   MASTER FUND 2007, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 3781    3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC                       Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3782    4            WHITEHALL STREET GLOBAL REAL ESTATE PMD                        Other          Wilmington     DE    UNITED
                      QP FUND 2007, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3783    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         EMPLOYEE MASTER FUND 2007, L.P.                             Financial                           STATES
                                                                                     Vehicles
 3784    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3785    3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP                        Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3786    3         WHITEHALL STREET GLOBAL REAL ESTATE REPIA                         Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3787    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3788    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      EMPLOYEE MASTER FUND 2007, L.P.                                Financial                           STATES
                                                                                     Vehicles
 3789    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3790    3         WHITEHALL STREET GLOBAL REAL ESTATE REPIA PMD                     Other          Wilmington     DE    UNITED
                   QP FUND 2007, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3791    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3792    4            WHITEHALL STREET GLOBAL REAL ESTATE PMD                        Other          Wilmington     DE    UNITED
                      QP FUND 2007, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3793    3         WHITEHALL STREET GLOBAL REPIA FUND 2007, SARL                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3794    4            WHITEHALL STREET GLOBAL REAL ESTATE REPIA                      Other          Wilmington     DE    UNITED
                      FUND 2007, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3795    2      WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3796    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE                           Other          George Town          CAYMAN
                   MASTER FUND 2008, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3797    4            W2008 INTERNATIONAL FINANCE SUB LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3798    3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND                      Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3799    3         WHITEHALL STREET INTERNATIONAL PMD ESC FUND                       Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3800    3         WHITEHALL STREET INTERNATIONAL PMD ESC FUND                       Other          George Town          CAYMAN
                   2008, LTD.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3801    3         WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN                      Other          George Town          CAYMAN
                   FUND 2008, L.P.                                                   Financial                           ISLANDS
                                                                                     Vehicles
 3802    3         WHITEHALL STREET INTERNATIONAL PMD QP FUND                        Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3803    3         WHITEHALL STREET INTERNATIONAL REPIA JAPAN                        Other          George Town          CAYMAN
                   FUND 2008, L.P.                                                   Financial                           ISLANDS
                                                                                     Vehicles
 3804    2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3805    2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3806    2      WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3807    2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND                    Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3808    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2001                                                     Financial                           STATES
                                                                                     Vehicles
 3809    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2005                                                     Financial                           STATES
                                                                                     Vehicles
 3810    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2007                                                     Financial                           STATES
                                                                                     Vehicles
 3811    2      WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND                     Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3812    2      WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND                      Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3813    2      WHITEHALL STREET GLOBAL REAL ESTATE REPIA FUND                       Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3814    2      WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3815    2      WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3816    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2001, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3817    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3818    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2005, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3819    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2008, LTD.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3820    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                OVERRIDE SUB 2008, LTD.                                              activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3821    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 3822    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER                       Other          George Town          CAYMAN
                FUND 2008, L.P.                                                      Financial                           ISLANDS
                                                                                     Vehicles
 3823    2      WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE                     Other          Luxembourg           LUXEMBOURG
                FUND 2008 SCA                                                        Financial
                                                                                     Vehicles



 3824    2      WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3825    2      WHITEHALL STREET INTERNATIONAL PMD ESC FUND 2008, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3826    2      WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN FUND                    Other          George Town          CAYMAN
                2008, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3827    2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3828    2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, LTD.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3829    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX                      Other          Wilmington     DE    UNITED
                INVESTOR) LIMITED PARTNERSHIP 2008                                   Financial                           STATES
                                                                                     Vehicles
 3830    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2001                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3831    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2005                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3832    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2008                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3833    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2001                                             Financial                           STATES
                                                                                     Vehicles
 3834    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2005                                             Financial                           STATES
                                                                                     Vehicles
 3835    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2008                                             Financial                           STATES
                                                                                     Vehicles
 3836    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Luxembourg           LUXEMBOURG
                S.A.R.L. 2008                                                        Financial
                                                                                     Vehicles
 3837    3         WHITEHALL STREET INTERNATIONAL OVERRIDE                           Other          Luxembourg           LUXEMBOURG
                   OFFSHORE FUND 2008 SCA                                            Financial
                                                                                     Vehicles



 3838    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Luxembourg           LUXEMBOURG
                   SCA 2008                                                          Financial
                                                                                     Vehicles



 3839    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA                       Other          Luxembourg           LUXEMBOURG
                2008                                                                 Financial
                                                                                     Vehicles



 3840    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001                       Other          George Town          CAYMAN
                (CORPORATE), L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3841    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3842    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3843    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2008, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3844    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2008, S.A.R.L.             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3845    2      WHITEHALL STREET INTERNATIONAL REPIA JAPAN FUND 2008, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3846    2      WHITEHALL STREET INTERNATIONAL REPIA PMD QP FUND 2008, LTD.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3847    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3848    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3849    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3850    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3851    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3852    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3853    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3854    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3855    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3856    2      WSOD HOLDING CORPORATION                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3857    3         WALL STREET ON DEMAND, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3758    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3759    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3760    3   1       2       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3761    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3762    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3763    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3764    3   1       1       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3765    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3766    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3767    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3768    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3770    4   63      63      N/A        N/A


 3771    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3772    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3773    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3774    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3775    3   1       63      N/A        N/A


 3776    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3777    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3778    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3779    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3780    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3781    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3782    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3783    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3784    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3785    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3786    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3787    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3788    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3789    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3790    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3791    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3792    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3793    3   61      61      N/A        N/A


 3794    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3795    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3796    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3797    4   10      100     N/A        N/A


 3798    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3799    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3800    3   100     100     N/A        N/A


 3801    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3802    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3803    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3804    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3805    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3806    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3807    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3808    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3809    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3810    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3811    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3812    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3813    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3814    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3815    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3816    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3817    2   2       2       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3818    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3819    2   100     100     100        100


 3820    2   100     100     N/A        N/A



 3821    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3822    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3823    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-2 shares.
 3824    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3825    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3826    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3827    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3828    2   100     100     100        100


 3829    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3830    2   100     100     N/A        N/A


 3831    2   100     100     N/A        N/A


 3832    2   100     100     N/A        N/A


 3833    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3834    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3835    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3836    2   100     100     N/A        N/A


 3837    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Management shares.
 3838    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Management shares.
 3839    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-10 shares.
 3840    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3841    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3842    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3843    2   100     100     100        100


 3844    2   100     100     N/A        N/A


 3845    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3846    2   100     100     100        100


 3847    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3848    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3849    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3850    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3851    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3852    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3853    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3854    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3855    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3856    2   100     100     N/A        N/A


 3857    3   100     100     N/A        N/A



ITEM 27. NUMBER OF CONTRACT OWNERS

    As of February 28, 2010, there were 358 Contract Owners of qualified Contracts and 20 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Bylaws of Commonwealth Annuity and Life Insurance Company (the Depositor) states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:
       - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, VA G, VA H, VA K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

       - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

   (b) The principal business address of most the following Directors and Officers is:
       200 West Street, 3rd floor,
       New York, NY  10282-2198

       The principal business address of the other following Directors and Officers* is:
       132 Turnpike Road, Suite 210
       Southborough, MA 01772.

Name                                     Position or Office with Underwriter
Julie Abraham                            Assistant Secretary
Elizabeth E. Beshel                      Treasurer
Steven M. Bunson                         Assistant Treasurer
Richard Cohn                             Assistant General Counsel and Secretary
John S. Daly                             Director
Kathleen Jack                            Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                      Assistant Secretary
Robert A. Mass                           Compliance Officer
Albert P. Meo                            Finance and Operations Principal
Beverly O'Toole                          Assistant Secretary
Stephen R. Pierce                        Director and Vice President
Benjamin J. Rader                        Assistant Secretary
Michael A. Reardon*                      Director, President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*                     Chief Compliance Officer, Variable Products Distribution


   (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                         (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL        DISCOUNTS AND        (3) COMPENSATION ON      (4) BROKERAGE      (5) OTHER
      UNDERWRITER            COMMISSIONS                REDEMPTION            COMMISSIONS      COMPENSATION
Epoch Securities, Inc.          None                       None                   N/A             N/A

As indicated in Part B (Statement of Additional Information) in response to
Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2009. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

   Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a 1 to 31a 3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31.    MANAGEMENT SERVICES

   The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.    UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

   (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   (e) Commonwealth Annuity and Life Insurance Company hereby represents that the aggregate fees and charges deducted under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

   Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

   1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

   2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

   3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

   4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by
      Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 13th day of April, 2010.

                  COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                 By: /s/ Scott D. Silverman
                     -------------------------------------------------------
                     Scott D. Silverman, Senior Vice President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                         TITLE                              DATE
/s/ Timothy D. Rogers              Senior Vice President and          April 13, 2010
-------------------------------    Chief Financial Officer
    Timothy D. Rogers


/s/ Allan S. Levine                Chairman of the Board
-------------------------------
Allan S. Levine

/s/ Manda J. D'Agata               Director, Vice President and
-------------------------------    Treasurer
Manda J. D'Agata

/s/ Donald R. Mullen               Director
-------------------------------
Donald R. Mullen

/s/ Michael A. Reardon             Director, President, and Chief
-------------------------------    Executive Officer
Michael A. Reardon

/s/ Michael S. Rotter              Director and Vice Chairman
-------------------------------
Michael S. Rotter

/s/ Nicholas Helmuth von Moltke    Director and Senior Vice
-------------------------------    President
Nicholas Helmuth von Moltke

/s/ Jane S. Grosso                 Vice President and Controller
-------------------------------    (Chief Accounting Officer)
Jane S. Grosso




(333-141019) Preferred Plus

                                     EXHIBIT TABLE

Exhibit 10           Consent of Independent Registered Public Accounting Firm

Exhibit 13(f)        Form of Amendment 1 dated April 30, 2010 to the Participation Agreement dated
                     September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth
                     Annuity And Life Insurance Company Pioneer Investment Management, Inc. and
                     Pioneer Funds Distributor, Inc.
